Putnam
Asset
Allocation
Funds

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-02

[SCALE LOGO OMITTED]

PERFORMANCE HIGHLIGHTS

Putnam Asset Allocation Funds consist of three portfolios that target investors' various life stages and financial goals.

* Growth Portfolio is designed to seek capital appreciation for long-term investors willing to accept a higher degree of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                      12.50%
Large-cap value stocks                       12.50
Small-cap growth stocks                       5.00
Small-cap value stocks                        5.00
International equities                       35.00
Domestic fixed-income securities             10.00
International fixed-income securities        10.00
High-yield securities                        10.00


* Balanced Portfolio is designed to seek both capital appreciation and capital preservation for investors willing to accept a moderate level of risk.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                      21.25%
Large-cap value stocks                       21.25
Small-cap growth stocks                       3.75
Small-cap value stocks                        3.75
International equities                       10.00
Domestic fixed-income securities             30.00
U.S. convertible bonds                        5.00
High-yield securities                         5.00


* Conservative Portfolio is designed to preserve principal while protecting against inflation for conservative investors.

Targeted portfolio structure*
--------------------------------------------------
Large-cap growth stocks                       5.00%
Large-cap value stocks                        5.00
International equities                        5.00
Domestic fixed-income securities             37.50
International fixed-income securities        12.50
High-yield securities                        25.00
U.S. convertible bonds                       10.00

 * The targeted portfolio represents the ideal allocation of assets among the various investment categories assuming that all security markets are displaying historical tendencies and that no extraordinary opportunities exist within any category.

Allocations in each portfolio will vary over time.



FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

The aftermath of the September terrorist attacks and the implosion of Enron, combined with an already difficult economic environment, were the principal drivers of Putnam Asset Allocation Funds' results during the semiannual period ended March 31, 2002.

On the following pages, your management team provides an in-depth discussion of performance within each asset class and discusses expectations for the future. Putnam's extensive research capabilities are now more valuable than ever as your management team focuses even more closely on corporate financial statements and how they are prepared.

As you read this report, you may notice that we are now listing the team that manages your funds. We do this to reflect more accurately how your funds are managed as well as Putnam's firm belief in the value of team management. The individuals who comprise the management team are shown at the end of Management's discussion of performance.

We know that Putnam Investments values its relationship with you and its other shareholders and appreciates your loyalty during these times of restructuring of staff and products in the pursuit of superior investment performance for the future.

Respectfully yours,

/S/ JOHN A. HILL                    /S/ GEORGE PUTNAM, III

John A. Hill                        George Putnam, III
Chairman of the Trustees            President of the Funds
May 8, 2002



REPORT FROM FUND MANAGEMENT

These funds are managed by the Global Asset Allocation Team

The six months ended March 31, 2002, provided some encouraging signs for global investors. After a turbulent year marked by a continued slowdown in the technology and telecommunications sectors, extraordinary volatility in Europe and Japan, and the September 11 terrorist attacks -- which cemented the United States' decline into a recession -- many investors found the light at the end of the tunnel disturbingly distant. However, since the beginning of Putnam Asset Allocation Funds' fiscal year, the economic recovery we anticipated appears not only to have begun, but to have done so with even greater speed and force than we had originally thought possible. During this time, your funds experienced one of the best six-month periods in their history.

Investors found the combination of better-than-expected economic data and depressed stock valuations attractive enough to re-enter the market in the fourth quarter of 2001, and international equity markets staged a substantial rally as a result. This renewed interest ultimately led to significant gains in the small-cap and growth areas, and especially within the depressed technology sector. While equity markets went on to experience a fairly shaky first quarter, the trend was an upward one, and the quarter ended with significant gains for many small and midsize company stocks.

Fixed-income securities generally underperformed stocks over the reporting period as investors, in anticipation of a full recovery in 2002, began moving assets into equities and from high-quality bonds to higher-yield positions. The high-yield sector was able to take advantage of this renewed demand and recorded attractive total returns for the six-month period. In this environment, Putnam Asset Allocation Funds posted solid returns at net asset value in all three portfolios during the period.

* U.S. MARKETS PROVED ENCOURAGINGLY RESILIANT

Investors in the United States focused on avoiding risk in the fourth quarter of 2001 amid concerns over the recent terrorist attacks, the ensuing war in Afghanistan, and, as a consequence, the financial health of the nation. At the time, most were unwilling to expose themselves to any unnecessary uncertainties, and moved assets to money market funds and high-quality investments in record numbers. By the end of November, however, economic fundamentals began to improve considerably in the United States. This created a shift from an economic recovery based on low stock valuations rebounding as investors became willing to accept more risk to a recovery based on measurably improving economic conditions. High-yield bonds outperformed government securities during this period, both of which lagged equities. In the first quarter of 2002, stocks continued to make gains, led by small-cap companies in both growth and value investment styles.

Stocks. While we believe the sharp rebound in technology stocks is for the most part a response to the sector's attractive valuations, the positive track record of small-cap stocks over the last six months is more of a historical phenomenon. Smaller companies tend to react more dramatically to economic stimuli and, as a result, benefit the most during periods of economic recovery. In anticipation of this pattern, the management team rebalanced your funds' portfolios slightly, moving assets from some large-cap holdings to small-cap equities, which contributed positively to performance. Because the portfolios are diversified across market capitalizations, returns should be higher as larger companies begin to feel the impact of improving economic conditions and, ultimately, improving revenues.

Fund Profile

Putnam Asset Allocation Funds balance diversified global investments in stocks, bonds, and money market instruments in varying proportions. The Growth, Balanced, and Conservative Portfolios seek capital growth, total return, and total return consistent with preservation of capital, respectively.

Bonds. The Federal Reserve Board continued its easing policy over the period and cut rates three times, leaving the Fed funds rate at a 40-year low of 1.75%. However, as signs of economic recovery became clearer, investors began anticipating an eventual end of the Fed's easing cycle. Rates on longer-maturity bonds rose as a result, and investors turned their interest to high-yield bonds in pursuit of total return. Over the period, we increased the high-yield bond weighting in all three portfolios, particularly in the Conservative and Balanced Portfolios, where we were overweight with regard to the benchmark indexes. All three portfolios benefited from this high-yield exposure.

* DEVELOPED INTERNATIONAL MARKETS LAGGED U.S., EMERGING MARKETS
  OUTPERFORMED

Many of the same patterns that developed in the last six months in the United States are beginning to develop in international markets. Over the period, small-cap stocks outperformed large-cap stocks, while yield took precedence over quality in the fixed-income arena. Returns for both asset classes, however, were lower than returns for the same sectors in the United States. Investments in certain emerging markets performed solidly during the period.

Stocks. European and Japanese equity markets continued to struggle over the period, justifying our decision to maintain a relatively small allocation. Our exposure to Asian markets outside of Japan, which performed relatively well during the period, contributed positively to returns. In the Growth Portfolio, we again reallocated assets into small-cap stocks, which posted solid gains as a sector. It was our overall stock selection that contributed most to performance in this area, especially in the consumer cyclicals sector. Publicis Groupe SA, an advertising conglomerate, was up 30% in the first quarter while Hagemeyer, a business-to-business electrical materials supplier and maintenance service company, was up 66% over the reporting period.

Bonds. Toward the end of last year, international bonds in developed markets became somewhat less attractive as positive economic data suggested that the fourth quarter of 2001 might represent the bottom of the current recession cycle. In this case, we would be likely to see interest rates begin moving upward in 2002. As with U.S. high-yield bonds, however, the improved economic outlook and lingering distrust for corporate accounting practices in the United States increased demand for emerging-market bonds, boosting returns in this sector. Overall, the funds' returns from international bonds were slightly negative for the period, but kept to a minimum through the management team's commitment to a diversified portfolio.

* POSITIVE GROWTH LIKELY AS GLOBAL ECONOMIES STABILIZE

During the second half of your funds' fiscal year, the management team will be monitoring a number of factors as we position the portfolios for continued recovery. Due to a number of indirect economic factors, including the current political unrest in the Middle East, the United States' own military involvement overseas, and rapidly fluctuating oil prices, we feel the Fed will be more hesitant to raise interest rates than many experts had originally believed. With the U.S. economy currently improving, but still in a relatively fragile state, we are anticipating a period of steady interest rates until recovery has more firmly taken root.

In this environment, we feel that fixed-income government securities may have been too severely discounted, and could provide an opportunity to lock in some profits from our high-yield investments as we shift some assets back into Treasuries. With regard to equities, we believe small-cap stocks will continue to outperform. Historically, these smaller companies have not only been the first to benefit from improving economic conditions and government stimulus -- like the interest-rate and tax cuts -- but have also continued to benefit for periods of about four or five years. Because the current period of economic stimulus is less than two years old, we feel that small-cap stocks remain an attractive investment. In addition, we believe investors still feel an aversion to the mega-cap technology stocks (stocks from the largest of the large-cap technology companies) in a post-bubble market. A general lack of interest in these companies is having an adverse effect on the large-cap sector as a whole, and we feel it serves to make small-cap investments even more appealing. We are neutral, however, between growth and value styles of investing at the moment; they have delivered comparable results for the past six months.

On an international basis, we are optimistic that conditions in Europe and the United Kingdom are improving from their lows over the past year, but are hesitant to reallocate assets to an overweight position there. The Japanese economy still remains less attractive than the economies of its Asian neighbors, and we anticipate that stock selection will be the key to performance throughout international equity markets. As global economic conditions continue to improve, we believe the Conservative, Balanced, and Growth Portfolios will continue to benefit from this improving environment in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments.

The funds are managed by the Global Asset Allocation Team. The members of the team are William Landes, Robert Kea, Jeffrey Knight, Robert Schoen, and Graham Spiers.

A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports, and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.



PERFORMANCE SUMMARY

* GROWTH PORTFOLIO


TOTAL RETURNS FOR PERIODS ENDED 3/31/02
Change in value during period plus reinvested distributions

                     Class A            Class B        Class C            Class M
(inception dates)    (2/8/94)          (2/16/94)       (9/1/94)          (2/3/95)
                    NAV    POP        NAV    CDSC     NAV   CDSC        NAV    POP
--------------------------------------------------------------------------------------
6 months           13.75%  7.15%     13.34%  8.34%   13.34%  12.34%    13.48%  9.49%
--------------------------------------------------------------------------------------
1 year              1.49  -4.34       0.90  -4.03     0.75   -0.23      0.95  -2.61
--------------------------------------------------------------------------------------
5 years            39.88  31.85      34.75  33.02    34.63   34.63     36.53  31.73
Annual average      6.94   5.69       6.15   5.87     6.13    6.13      6.43   5.67
--------------------------------------------------------------------------------------
Life of fund      108.07  96.08      95.99  95.99    94.73   94.73     99.70  92.70
Annual average      9.41   8.62       8.61   8.61     8.53    8.53      8.86   8.39
--------------------------------------------------------------------------------------




PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/02

                    Class A        Class B        Class C        Class M
Share value       NAV     POP        NAV            NAV        NAV     POP
-----------------------------------------------------------------------------
9/30/01          $8.94  $ 9.49      $8.76          $8.64      $8.78  $ 9.10
-----------------------------------------------------------------------------
3/31/02           9.86   10.46       9.71           9.57       9.71   10.06
-----------------------------------------------------------------------------

                                         Investment     Capital
Distributions                Number        income        gains        Total
-----------------------------------------------------------------------------
Class A                        1           $0.297        $--         $0.297
-----------------------------------------------------------------------------
Class B                        1            0.211         --          0.211
-----------------------------------------------------------------------------
Class C                        1            0.215         --          0.215
-----------------------------------------------------------------------------
Class M                        1            0.244         --          0.244
-----------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.



PERFORMANCE SUMMARY

* BALANCED PORTFOLIO



TOTAL RETURNS FOR PERIODS ENDED 3/31/02
Change in value during period plus reinvested distributions

                         Class A            Class B          Class C          Class M
(inception dates)        (2/7/94)          (2/11/94)         (9/1/94)         (2/6/95)
                        NAV    POP        NAV    CDSC       NAV   CDSC       NAV    POP
------------------------------------------------------------------------------------------
6 months               10.15%  3.83%      9.81%  4.81%      9.67%  8.67%     9.91%  6.10%
------------------------------------------------------------------------------------------
1 year                  2.91  -3.04       2.15  -2.83       2.09   1.09      2.40  -1.18
------------------------------------------------------------------------------------------
5 years                40.90  32.83      35.69  33.81      35.59  35.59     37.27  32.48
Annual average          7.10   5.84       6.29   6.00       6.28   6.28      6.54   5.79
------------------------------------------------------------------------------------------
Life of fund          103.66  91.92      91.73  91.73      90.55  90.55     96.04  89.18
Annual average          9.12   8.33       8.32   8.32       8.23   8.23      8.61   8.14
------------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/02

                 Class A       Class B     Class C        Class M
Share value    NAV     POP       NAV         NAV        NAV     POP
----------------------------------------------------------------------
9/30/01       $9.20  $ 9.76     $9.14       $9.08      $9.18   $ 9.51
----------------------------------------------------------------------
3/31/02        9.92   10.53      9.86        9.78       9.90    10.26
----------------------------------------------------------------------

                                 Investment    Capital
Distributions        Number        income       gains         Total
----------------------------------------------------------------------
Class A                2           $0.210        $--         $0.210
----------------------------------------------------------------------
Class B                2            0.173         --          0.173
----------------------------------------------------------------------
Class C                2            0.175         --          0.175
----------------------------------------------------------------------
Class M                2            0.186         --          0.186
----------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.



PERFORMANCE SUMMARY

* CONSERVATIVE PORTFOLIO


TOTAL RETURNS FOR PERIODS ENDED 3/31/02
Change in value during period plus reinvested distributions

                       Class A         Class B          Class C         Class M
(inception dates)     (2/7/94)        (2/18/94)        (9/1/94)         (2/7/95)
                     NAV    POP      NAV     CDSC     NAV    CDSC      NAV    POP
----------------------------------------------------------------------------------------
6 months            4.59%  -1.41%   4.11%  -0.88%    4.22%  3.22%     4.20%   0.61%
----------------------------------------------------------------------------------------
1 year              1.52   -4.36    0.65   -4.12     0.87  -0.08      0.87   -2.67
----------------------------------------------------------------------------------------
5 years            33.51   25.87   28.62   26.80    28.74  28.74     30.11   25.50
Annual average      5.95    4.71    5.16    4.86     5.18   5.18      5.40    4.65
----------------------------------------------------------------------------------------
Life of fund       74.89   64.81   64.67   64.67    64.37  64.37     67.91   62.02
Annual average      7.10    6.32    6.31    6.31     6.29   6.29      6.57    6.10
----------------------------------------------------------------------------------------



PRICE AND DISTRIBUTION INFORMATION
6 MONTHS ENDED 3/31/02

                       Class A      Class B    Class C       Class M
Share value          NAV     POP      NAV        NAV       NAV     POP
------------------------------------------------------------------------
9/30/01             $8.71   $9.24    $8.68      $8.66     $8.68   $8.99
------------------------------------------------------------------------
3/31/02              8.70    9.23     8.66       8.65      8.66    8.97
------------------------------------------------------------------------

                                         Investment   Capital
Distributions                Number        income      gains      Total
------------------------------------------------------------------------
Class A                        6           $0.404       $--      $0.404
------------------------------------------------------------------------
Class B                        6            0.372        --       0.372
------------------------------------------------------------------------
Class C                        6            0.371        --       0.371
------------------------------------------------------------------------
Class M                        6            0.380        --       0.380
------------------------------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. Investment return and principal value will fluctuate and you may have a gain or a loss when you sell your shares.

Performance assumes reinvestment of distributions and does not account for taxes. Returns at public offering price (POP) for class A and M shares reflect a sales charge of 5.75% and 3.50%, respectively. Class B share returns reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter. Class C shares reflect a 1% CDSC the first year that is eliminated thereafter. Performance for class B, C, and M shares before their inception are derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and higher operating expenses for such shares. For a portion of the period, this fund limited expenses, without which returns would have been lower.

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/02
(Cumulative total returns)

                     Lehman         Lehman       Standard     Consumer
                    Aggregate       Credit       & Poor's      price
                   Bond Index       Index*      500 Index      index
------------------------------------------------------------------------
6 months             0.14%          0.62%        10.99%        0.22%
------------------------------------------------------------------------
1 year               5.35           5.59          0.24         1.30
------------------------------------------------------------------------
5 years             44.02          42.81         62.34        11.62
Annual average       7.57           7.39         10.18         2.22
------------------------------------------------------------------------
Life of fund        68.43          68.24        176.32        22.16
Annual average       6.60           6.58         13.26         2.48
------------------------------------------------------------------------

The performance of each index will differ from that of the funds, assume reinvestment of all distributions, and does not take into account brokerage commissions or other costs. The funds' portfolios contain securities that do not match those in the indexes. Past performance is not indicative of future results. The Standard & Poor's 500 Index is the benchmark for the Growth and Balanced Portfolios. The Lehman Credit Index is the benchmark for the Conservative Portfolio.

*This index replaces the Lehman Aggregate Bond Index as the benchmark for the Conservative Portfolio. After a recent review of fund benchmarks, Putnam management has determined that the securities tracked by this index more accurately reflect the types of securities generally held by the portfolio.



COMPARATIVE BENCHMARKS

Lehman Aggregate Bond Index is an unmanaged index used as a general measure of fixed-income securities.

Lehman Credit Index is an unmanaged index of corporate bonds.
Standard & Poor's 500 Index is an unmanaged index of common stock performance.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.



TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Class A shares are generally subject to an initial sales charge and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge and may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.


Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption (except on certain redemptions of shares bought without an initial sales charge).



A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




The fund's portfolio
March 31, 2002 (Unaudited)

                                                         GROWTH                       BALANCED                    CONSERVATIVE

                                                                  69.4%                         59.2%                         15.5%
COMMON STOCKS (a)
                                 Shares          Value         Shares          Value         Shares          Value

Advertising and
Marketing Services                                                 0.6%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Aegis Group PLC (United
Kingdom)                                         646,548   $  1,150,694             --  $          --             --  $          --
Cheil Communications,
Inc. (South Korea)                                 7,835      1,089,507             --             --             --             --
Cordiant Communications
Group (United Kingdom)                         1,062,909      1,430,134             --             --             --             --
DoubleClick, Inc. (NON)                            7,000         83,930         13,600        163,064             --             --
Havas Advertising SA
(France)                                         211,264      1,903,452        153,469      1,382,729         20,289        182,800
Informa Group PLC
(United Kingdom)                                  78,297        341,127             --             --             --             --
Interpublic Group of
Companies, Inc.                                    4,000        137,120          9,300        318,804             --             --
Publicis Group SA
(France)                                          63,486      2,151,775         31,183      1,056,907          3,989        135,202
Valassis Communications,
Inc. (NON)                                         6,200        239,506         12,500        482,875          1,500         57,945
WPP Group PLC (United
Kingdom)                                         217,319      2,481,498        446,532      5,098,894         57,866        660,765
                                                          -------------                 -------------                 -------------
                                                             11,008,743                     8,503,273                     1,036,712

Aerospace and Defense                                              0.6%                          0.7%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AAR Corp.                                         29,000        312,330         58,000        624,660             --             --
Aeroflex, Inc. (NON)                               5,300         68,158         10,300        132,458             --             --
Alliant Techsystems,
Inc. (NON)                                         6,000        611,940         11,700      1,193,283             --             --
BAE Systems PLC (United
Kingdom)                                         288,605      1,376,568        273,490      1,304,473         32,166        153,423
BE Aerospace, Inc. (NON)                          12,600        125,118         24,300        241,299             --             --
Boeing Co. (The)                                  18,500        892,625         37,500      1,809,375          4,200        202,650
Engineered Support
Systems, Inc.                                     11,200        518,000         21,600        999,000             --             --
General Dynamics Corp.                             1,800        169,110          4,100        385,195             --             --
Goodrich Corp.                                     1,000         31,640          2,300         72,772             --             --
L-3 Communications
Holdings, Inc. (NON)                                 200         22,400            500         56,000             --             --
Lockheed Martin Corp.                             55,600      3,201,448        110,000      6,333,800         14,500        834,910
Northrop Grumman Corp.                            23,991      2,712,183         46,535      5,260,782          6,892        779,141
Raytheon Co.                                       9,800        402,290         22,900        940,045             --             --
Rockwell Collins, Inc.                             2,900         73,138          6,800        171,496             --             --
                                                          -------------                 -------------                 -------------
                                                             10,516,948                    19,524,638                     1,970,124

Agriculture                                                         --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                       7,200        227,448         14,500        458,055          1,700         53,703
PSF Holdings LLC Class A
144A                                                 162        339,990             --             --             41         86,100
                                                          -------------                 -------------                 -------------
                                                                567,438                       458,055                       139,803

Airlines                                                           0.2%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Air France (France)                                1,300         22,677             --             --             --             --
AMR Corp. (NON)                                    2,739         72,337          6,853        180,988             --             --
Atlantic Coast Airlines,
Inc. (NON)                                         9,900        237,402         19,100        458,018             --             --
British Airways PLC
(United Kingdom)                                   6,000         20,844             --             --             --             --
Cathay Pacific Airways
(Hong Kong)                                       43,000         65,330             --             --             --             --
Continental Airlines,
Inc. Class B (NON)                                   600         16,992          1,400         39,648             --             --
Delta Air Lines, Inc.                                600         19,632          1,400         45,808             --             --
Deutsche Lufthansa AG
(Germany)                                         48,235        738,338             --             --             --             --
FedEx Corp. (NON)                                  2,400        139,440          5,600        325,360             --             --
Qantas Airways, Ltd.
(Australia)                                       25,150         60,256             --             --             --             --
Ryanair Holdings PLC
(Ireland) (NON)                                    1,200          6,992             --             --             --             --
Singapore Airlines, Ltd.
(Singapore)                                      135,000      1,054,516         12,000         93,735          1,000          7,811
Southwest Airlines Co.                             2,000         38,700          4,400         85,140             --             --
                                                          -------------                 -------------                 -------------
                                                              2,493,456                     1,228,697                         7,811

Automotive                                                         1.7%                          1.0%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                      1,200         29,088          2,800         67,872             --             --
Autoliv, Inc. Swedish
Depositary Receipt
(SDR) (Sweden)                                    71,327      1,715,303             --             --             --             --
Bayerische Motoren Werke
(BMW) AG (Germany)                               108,334      4,318,143        111,953      4,462,395         14,421        574,814
CLARCOR, Inc.                                      9,400        300,800         18,800        601,600             --             --
DaimlerChrysler AG
(Germany)                                         16,900        767,226             --             --             --             --
Dana Corp.                                         2,100         45,087          4,800        103,056             --             --
Delphi Automotive
Systems Corp.                                     17,408        278,354         37,000        591,630          2,900         46,371
Dura Automotive Systems,
Inc. (NON)                                         9,700        185,949         18,700        358,479             --             --
First Technology
Company, Ltd. (South
Korea)                                            39,800        266,336             --             --             --             --
Ford Motor Co.                                    24,535        404,582         53,747        886,288          2,200         36,278
Fuji Heavy Industries
(Japan)                                          250,000      1,220,663             --             --             --             --
General Motors Corp.                               8,400        507,780         19,500      1,178,775             --             --
Genuine Parts Co.                                  1,300         47,801          3,000        110,310             --             --
Group 1 Automotive, Inc.(NON)                     16,400        640,420         31,700      1,237,885             --             --
Honda Motor Co., Ltd.
(Japan)                                           93,100      3,913,418        115,600      4,859,196         15,500        651,536
Hyundai Motor Co., Ltd.
(South Korea)                                     32,820      1,014,185             --             --             --             --
Johnson Controls, Inc.                             2,400        211,944          5,600        494,536             --             --
Lear Corp. (NON)                                   1,000         47,600          2,300        109,480             --             --
Magna International,
Inc. Class A (Canada)                             14,500      1,065,750             --             --             --             --
Nissan Motor Co., Ltd.
(Japan)                                          312,000      2,255,649             --             --             --             --
Perusahaan Otomobil
Nasional Berhad
(Malaysia)                                        73,000        211,316             --             --             --             --
Peugeot SA (France)                               45,455      2,243,955          7,760        383,084          1,020         50,354
Porsche AG -- Pfd.
(Germany)                                             96         43,624             --             --             --             --
Safety Components
International, Inc.
(RES) (NON)                                        8,563         47,097             --             --          1,873         10,302
Sonic Automotive, Inc. (NON)                      22,700        680,546         44,000      1,319,120             --             --
Tower Automotive, Inc. (NON)                      10,800        151,092         20,900        292,391             --             --
Toyota Motor Corp.
(Japan)                                          211,700      6,102,890        360,900     10,404,030         45,800      1,320,299
Valeo SA (France)                                    330         14,650             --             --             --             --
Volkswagon AG (Germany)                           22,528      1,178,935         16,526        864,839          2,102        110,002
Volvo AB Class B
(Sweden)                                           3,300         65,336             --             --             --             --
Yamaha Motor Co., Ltd.
(Japan)                                           57,900        349,995             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             30,325,514                    28,324,966                     2,799,956

Banking                                                            6.5%                          5.1%                          1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abbey National PLC
(United Kingdom)                                  98,050      1,390,452        180,379      2,557,963         23,103        327,625
ABN AMRO Holdings NV
(Netherlands)                                     27,836        528,544             --             --             --             --
Allied Irish Banks PLC
(Ireland)                                        146,915      1,806,764        209,895      2,581,293         35,813        440,429
AMCORE Financial, Inc.                            14,200        333,842         28,500        670,035             --             --
AmSouth Bancorporation                             2,100         46,158          4,800        105,504             --             --
Astoria Financial Corp.                              800         23,240          1,800         52,290             --             --
Banca Popolare di Milano
Scrl (BPM) (Italy)                               320,038      1,203,081             --             --             --             --
Banca Popolare di Verona
(Italy)                                            9,100        104,134             --             --             --             --
Banco Biblao Vizcava
Argentaria SA (Spain)                             18,400        219,062             --             --         33,824        402,693
Banco Bradesco SA ADR
(Brazil)                                           4,000        121,040         10,500        317,730             --             --
Banco Bradesco SA --
Pfd. (Brazil)                                    144,300        875,863             --             --             --             --
Banco Itau SA ADR
(Brazil)                                           7,800        312,780         19,100        765,910             --             --
Banco Itau SA -- Pfd.
(Brazil)                                           8,440        673,965             --             --             --             --
Banco Popular Espanol
(Spain)                                           65,985      2,486,251         25,733        969,595          3,361        126,639
Banco Santander Central
Hispano SA (Spain)                                72,810        609,647             --             --             --             --
Banco Santander Chile
ADR (Chile)                                        6,675        103,463             --             --             --             --
Bangkok Bank Public
Company, Ltd.
(Thailand) (NON)                                 325,800        460,614             --             --             --             --
Bank of America Corp.                             64,900      4,414,498        134,800      9,169,096         12,100        823,042
Bank of East Asia, Ltd.
(Hong Kong)                                      197,000        392,757             --             --             --             --
Bank of New York
Company, Inc. (The)                               76,600      3,218,732        149,300      6,273,586         21,700        911,834
Bank of Nova Scotia
(Canada)                                          25,493        840,764             --             --             --             --
Bank of the Philippine
Islands (Philippines)                            115,300        151,562             --             --             --             --
Bank One Corp.                                    10,400        434,512         24,100      1,006,898             --             --
Bank Polska Kasa Opieki
Grupa Pekao SA (Poland)                           18,222        458,864             --             --             --             --
Bank Sinopac (Taiwan) (NON)                      692,950        299,018             --             --             --             --
BankAtlantic Bancorp,
Inc. Class A                                      66,500        864,500        128,300      1,667,900             --             --
Banknorth Group, Inc.                              6,900        181,815         13,800        363,630          1,700         44,795
Barclays PLC (United
Kingdom)                                          81,815      2,527,794             --             --             --             --
Bayerische Vereinsbank
AG (Germany)                                      20,569        748,110             --             --             --             --
BB&T Corp.                                        11,700        445,887         24,600        937,506          2,000         76,220
BNP Paribas SA (France)                           86,746      4,380,706         88,928      4,494,731         11,712        591,460
Centennial Bancorp                                40,303        321,618         76,517        610,606             --             --
Charter One Financial,
Inc.                                              70,795      2,210,220        142,755      4,456,811         16,600        518,252
Chinatrust Commercial
Bank (Taiwan)                                    592,600        465,707             --             --             --             --
Citizens Banking Corp.                            24,700        802,009         47,400      1,539,078             --             --
City National Corp.                               14,900        783,889         28,600      1,504,646             --             --
Colonial Bancgroup, Inc.                          51,100        762,412         98,600      1,471,112             --             --
Comerica, Inc.                                    39,700      2,484,029         81,500      5,099,455          8,700        544,359
Commerce Asset-Holding
Berhad (Malaysia)                                 80,000        200,000             --             --             --             --
Commonwealth Bank of
Australia (Australia)                             64,361      1,100,351             --             --             --             --
Community First
Bankshares                                        19,800        512,028         38,500        995,610             --             --
Danske Bank A/S
(Denmark)                                        132,934      2,075,387        185,374      2,894,089         24,915        388,977
DBS Group Holdings, Ltd.
(Singapore)                                      112,069        899,713        168,181      1,350,192         21,749        174,605
DnB Holdings ASA
(Norway)                                         165,400        872,952             --             --             --             --
DnB Holdings ASA 144A
(Norway)                                          11,000         58,056             --             --             --             --
Doral Financial Corp.                             25,100        852,145         48,200      1,636,390             --             --
Downey Financial Corp.                            11,400        519,840         22,000      1,003,200             --             --
Fifth Third Bancorp                               26,600      1,794,968         51,200      3,454,976          7,976        538,220
First Midwest Bancorp,
Inc.                                              12,050        349,932         23,300        676,632             --             --
First Tennessee National
Corp.                                              1,500         52,575          3,400        119,170             --             --
FirstFed Financial Corp. (NON)                    21,700        567,455         41,500      1,085,225             --             --
Flagstar Bancorp, Inc.                            13,750        320,100         27,750        646,020             --             --
FleetBoston Financial
Corp.                                             23,016        805,560         48,738      1,705,830          3,600        126,000
Foreningssparbanken AB
(Sweden)                                           7,600         91,017             --             --             --             --
Fubon Financial Holding
Co., Ltd. (Taiwan) (NON)                         459,000        451,222             --             --             --             --
Gjensidige NOR Sparebank
(Norway)                                          47,085      1,589,160             --             --             --             --
Golden State Bancorp,
Inc.                                               1,000         29,690          2,400         71,256             --             --
Golden West Financial
Corp.                                                500         31,750          1,200         76,200             --             --
Greenpoint Financial
Corp.                                              4,400        192,280          9,100        397,670            800         34,960
Grupo Financiero
Bancomer SA de CV
(Mexico) (NON)                                 1,540,887      1,687,908      1,317,600      1,443,316             --             --
Hana Bank (South Korea)                           28,868        444,943             --             --             --             --
Hang Seng Bank, Ltd.
(Hong Kong)                                       15,000        167,797             --             --             --             --
HDFC Bank, Ltd. ADR
(India) (NON)                                     21,500        330,025             --             --             --             --
Housing Development
Finance Corporation,
Ltd. (India)                                      28,644        402,415             --             --             --             --
HSBC Holdings PLC
(United Kingdom)                                 590,346      6,825,141        108,031      1,248,974         14,089        162,887
HSBC Holdings PLC
(United Kingdom) --
Hong Kong Exchange                                62,024        715,698             --             --             --             --
Hudson United Bancorp                             67,900      2,159,899        130,900      4,163,929             --             --
Huntington Bancshares,
Inc.                                                 670         13,199          1,530         30,141             --             --
ICICI Bank, Ltd. ADR
(India)                                           54,458        355,066             --             --             --             --
Independent Bank Corp.
-- Massachusetts                                  10,900        282,092         21,300        551,244             --             --
Independent Bank Corp.
-- Michigan                                        4,965        142,793          9,590        275,808             --             --
IntesaBCI SpA (Italy)                            223,083        675,168             --             --             --             --
Investors Financial
Services Corp.                                     1,200         91,260          2,300        174,915             --             --
Irwin Financial Corp.                             39,000        729,690         74,500      1,393,895             --             --
JPMorgan Chase & Co.                              61,000      2,174,650        128,110      4,567,122         10,400        370,760
Jyske Bank A/S (Denmark) (NON)                     5,500        114,920             --             --             --             --
KeyCorp                                            1,200         31,980          2,800         74,620             --             --
Komercni Banka AS (Czech
Republic) (NON)                                   11,800        516,500             --             --             --             --
Kookmin Bank (South
Korea)                                            37,425      1,565,487             --             --             --             --
Lloyds TSB Group PLC
(United Kingdom)                                 116,585      1,196,815             --             --             --             --
M&T Bank Corp.                                    11,600        932,292         23,900      1,920,843          2,600        208,962
MAF Bancorp, Inc.                                  5,500        193,875         10,900        384,225             --             --
Malayan Banking Berhad
(Malaysia)                                       203,500        487,329             --             --             --             --
Marshall & Ilsley Corp.                            2,700        168,048          6,300        392,112             --             --
Mellon Financial Corp.                            37,000      1,427,830         76,000      2,932,840          7,900        304,861
Mercantile Bankshares
Corp.                                              6,900        298,494         13,350        577,521          1,600         69,216
National Australia Bank,
Ltd. (Australia)                                  18,600        339,136             --             --             --             --
National Bank of Canada
(Canada)                                          42,800        870,649             --             --             --             --
National City Corp.                                9,000        276,840         20,800        639,808             --             --
National Commerce
Financial Corp.                                    1,300         36,140          3,000         83,400             --             --
National Finance PCL --
NVDR (Thailand) (NON)                            329,200         95,354             --             --             --             --
New York Community
Bancorp, Inc.                                     21,400        591,710         42,850      1,184,803             --             --
Nordea AB (Sweden)                               103,890        591,989        211,770      1,206,713         27,550        156,986
North Fork
Bancorporation, Inc.                               1,800         64,008          4,100        145,796             --             --
Northern Rock PLC
(United Kingdom)                                  28,165        280,709             --             --             --             --
Northern Trust Corp.                                 400         24,044            900         54,099             --             --
OTP Bank GDR (Greece)                             23,800        370,090             --             --             --             --
Overseas-Chinese Banking
Corp. (Singapore)                                130,480        976,742        202,650      1,516,989         27,000        202,116
PNC Financial Services
Group                                              3,000        184,470          7,000        430,430             --             --
Provident Bankshares
Corp.                                             23,255        558,120         44,857      1,076,568             --             --
Public Bank Berhad
(Malaysia)                                       571,100        456,880             --             --             --             --
Regions Financial Corp.                              800         27,480          1,800         61,830             --             --
Republic Bancorp, Inc.                            53,742        752,388        103,919      1,454,866             --             --
Royal Bank of Canada
(Canada)                                          10,566        352,377         25,954        865,567             --             --
Royal Bank of Scotland
Group PLC (United
Kingdom)                                          42,265      1,087,998             --             --             --             --
Sanpaolo IMI SpA (Italy)                         205,081      2,411,190        281,666      3,311,619         37,203        437,405
Siam Commercial Bank
Public Co., Ltd.
(Thailand) (NON)                                 455,000        256,264             --             --             --             --
Sky Financial Group,
Inc.                                              20,700        460,782         39,800        885,948             --             --
Societe Generale
(France)                                          60,259      3,810,448         71,808      4,540,743          9,660        610,845
Sovereign Bancorp, Inc.                            4,100         57,605          9,500        133,475             --             --
Standard Bank Investment
(South Africa)                                   240,800        622,173             --             --             --             --
Standard Chartered PLC
(United Kingdom)                                 168,650      1,840,549             --             --             --             --
State Street Corp.                                 2,300        127,374          5,400        299,052             --             --
Sterling Bancshares,
Inc.                                              41,300        551,355         79,600      1,062,660             --             --
Sumitomo Mitsui Banking
Corp. (Japan)                                     18,000         74,983             --             --             --             --
SunTrust Banks, Inc.                               1,500        100,095          3,400        226,882             --             --
Svenska Handelsbanken AB
Class A (Sweden)                                  79,109      1,134,593        167,290      2,399,297         39,958        573,083
TCF Financial Corp.                                  500         26,305          1,100         57,871             --             --
Texas Regional
Bancshares, Inc.                                   2,100         91,686          4,100        179,006             --             --
Toronto-Dominion Bank
(Canada)                                          57,713      1,579,220         74,006      2,025,051             --             --
Trustmark Corp.                                   29,700        750,222         56,800      1,434,768             --             --
U.S. Bancorp                                     199,887      4,511,450        401,222      9,055,580         47,400      1,069,818
UCBH Holdings, Inc.                                7,500        269,850         15,000        539,700             --             --
Unibanco-Uniao de Bancos
Brasileiros SA GDR
(Brazil)                                          33,100        809,295         39,211        958,709             --             --
UnionBanCal Corp.                                  1,500         66,030          3,400        149,668             --             --
United Overseas Bank,
Ltd. (Singapore)                                 151,800      1,251,619         66,000        544,182         10,000         82,452
Wachovia Corp.                                    61,900      2,295,252        130,200      4,827,816         10,200        378,216
Washington Federal, Inc.                          36,432        872,182         69,806      1,671,156             --             --
Washington Mutual, Inc.                           49,850      1,651,531        102,800      3,405,764         10,700        354,491
Webster Financial Corp.                           27,000      1,010,610         52,400      1,961,332             --             --
Wells Fargo & Co.                                 44,600      2,203,240         94,026      4,644,884          7,400        365,560
Westamerica
Bancorporation                                     7,500        320,625         15,000        641,250             --             --
Westpac Banking Corp.
(Australia)                                       90,729        755,727             --             --             --             --
Wilmington Trust Corp.                               300         20,193            700         47,117             --             --
Zions Bancorporation                               7,500        444,525         15,600        924,612          1,300         77,051
                                                          -------------                 -------------                 -------------
                                                            114,299,895                   137,508,351                    11,494,819

Basic Materials                                                    0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Compagnie de Saint
Gobain (France)                                    4,087        666,952             --             --             --             --

Beverage                                                           1.2%                          1.0%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Domecq PLC
(United Kingdom)                                   6,000         36,734             --             --             --             --
Anheuser-Busch
Companies, Inc.                                   26,596      1,388,311         52,600      2,745,720          6,850        357,570
Brown-Forman Corp. Class B                         6,900        502,044         13,500        982,260          1,500        109,140
Coca-Cola Co. (The)                               15,900        830,934         37,200      1,944,072             --             --
Coca-Cola Enterprises,
Inc.                                              52,300        982,194        112,100      2,105,238          6,400        120,192
Coca-Cola Femsa SA ADR
(Mexico)                                          31,700        864,142             --             --             --             --
Companhia de Bebidas das
Americas (AmBev) ADR
(Brazil)                                          68,868      1,343,615         61,544      1,200,723             --             --
Diageo PLC (United
Kingdom)                                         267,950      3,502,236        236,800      3,095,091         30,200        394,729
Fomento Economico
Mexicano SA de CV
(Mexico)                                          59,600        277,485             --             --             --             --
Fomento Economico
Mexicano SA de CV ADR
(Mexico)                                          23,300      1,098,595         26,000      1,225,900             --             --
Grupo Modelo SA de CV
(Mexico)                                          83,200        212,379             --             --             --             --
Hartwall OYJ AB
(Finland)                                          1,500         38,595             --             --             --             --
Heineken NV
(Netherlands)                                     15,542        633,053         15,190        618,715          1,930         78,612
Kirin Brewery Co., Ltd.
(Japan)                                           12,000         81,594             --             --             --             --
Lotte Chilsung Beverage
Co. (South Korea)                                    480        250,347             --             --             --             --
Pepsi Bottling Group,
Inc. (The)                                        74,480      1,926,798        149,800      3,875,326         20,900        540,683
PepsiCo, Inc.                                     70,480      3,629,720        138,290      7,121,935         19,600      1,009,400
Six Continents PLC
(United Kingdom)                                 113,200      1,203,971             --             --             --             --
South African Breweries
PLC (United Kingdom)                             240,985      1,682,976        122,120        852,854         18,195        127,069
South African Breweries
PLC 144A (United
Kingdom)                                          48,800        340,806         89,000        621,553         11,500         80,313
                                                          -------------                 -------------                 -------------
                                                             20,826,529                    26,389,387                     2,817,708

Biotechnology                                                      0.7%                          0.9%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Actelion, Ltd.
(Switzerland) (NON)                                6,000        285,137             --             --             --             --
Albany Molecular
Research, Inc. (NON)                              14,200        340,374         27,400        656,778             --             --
Amgen, Inc. (NON)                                 65,200      3,891,136        131,100      7,824,048         16,950      1,011,576
Applera Corporation --
Applied Biosystems
Group                                             43,900        981,165         82,600      1,846,110         14,600        326,310
Applera Corporation --
Celera Genomics Group (NON)                          300          6,165            700         14,385             --             --
Applied Molecular
Evolution, Inc. (NON)                             13,800        118,680         26,600        228,760             --             --
Avigen, Inc. (NON)                                 5,000         55,500          9,600        106,560             --             --
Biogen, Inc. (NON)                                   900         44,154          2,100        103,026             --             --
Celgene Corp. (NON)                                  300          7,425            700         17,325             --             --
Chiron Corp. (NON)                                 3,500        160,615          8,100        371,709             --             --
Connetics Corp. (NON)                             15,700        152,290         30,200        292,940             --             --
Entremed, Inc. (NON)                               7,500         57,000         14,500        110,200             --             --
Exact Sciences Corp. (NON)                         4,300         41,839          8,300         80,759             --             --
Genentech, Inc. (NON)                              2,800        141,260          6,600        332,970             --             --
Genmab A/S (Denmark) (NON)                        18,938        407,926             --             --             --             --
Genta, Inc. (NON)                                  4,900         82,173          9,400        157,638             --             --
Genzyme Corp. (NON)                                2,400        104,808         18,225        795,886             --             --
Guilford
Pharmaceuticals, Inc. (NON)                       19,400        138,128         37,400        266,288             --             --
Human Genome Sciences,
Inc. (NON)                                           500         10,895          1,100         23,969             --             --
IDEC Pharmaceuticals
Corp. (NON)                                          300         19,290            700         45,010             --             --
IDEXX Laboratories, Inc. (NON)                     6,300        169,092         12,100        324,764             --             --
ILEX Oncology, Inc. (NON)                          3,500         60,410          6,800        117,368             --             --
Integra LifeSciences
Holdings (NON)                                    21,500        604,795         41,500      1,167,395             --             --
Interneuron
Pharmaceuticals, Inc. (NON)                       25,000        218,750         48,200        421,750             --             --
Invitrogen Corp. (NON)                            18,800        645,216         35,300      1,211,496          6,200        212,784
Isis Pharmaceuticals,
Inc. (NON)                                        20,700        332,856         40,000        643,200             --             --
Ligand Pharmaceuticals,
Inc. Class B (NON)                                24,600        485,112         47,500        936,700             --             --
Maxygen, Inc. (NON)                               17,600        220,352         34,000        425,680             --             --
MedImmune, Inc. (NON)                             35,800      1,408,014         68,200      2,682,306         11,200        440,496
Pharmacopeia, Inc. (NON)                          10,900        145,079         21,000        279,510             --             --
Pharmacyclics, Inc. (NON)                         20,700        161,460         40,000        312,000             --             --
Sequenom, Inc. (NON)                              47,900        330,510         92,500        638,250             --             --
Serono SA Class B
(Switzerland)                                         30         26,408             --             --             --             --
SICOR, Inc. (NON)                                  5,400         92,232         10,400        177,632             --             --
Titan Pharmaceuticals,
Inc. (NON)                                        20,300        142,303         39,100        274,091             --             --
Waters Corp. (NON)                                 1,100         30,767          2,500         69,925             --             --
                                                          -------------                 -------------                 -------------
                                                             12,119,316                    22,956,428                     1,991,166

Broadcasting                                                       0.8%                          0.8%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Radio PLC
(United Kingdom)                                  90,127      1,071,496             --             --             --             --
Carlton Communications
PLC (United Kingdom)                              19,900         76,926             --             --             --             --
Clear Channel
Communications, Inc. (NON)                        35,089      1,803,925         68,900      3,542,149          9,300        478,113
Cox Radio, Inc. Class A (NON)                        400         11,360          1,000         28,400             --             --
Echostar Communications
Corp. Class A (NON)                               93,300      2,642,256        176,700      5,004,144         29,900        846,768
Fuji Television Network,
Inc. (Japan)                                         106        550,358            187        970,915             25        129,802
Granada PLC (United
Kingdom)                                         469,092        915,014             --             --             --             --
Grupo Televisa SA ADR
(Mexico) (NON)                                    50,700      2,459,457         51,718      2,508,840             --             --
Hispanic Broadcasting
Corp. (NON)                                          400         11,648          1,000         29,120             --             --
M6-Metropole Television
(France)                                           3,000         84,883             --             --             --             --
Mediaset SpA (Italy)                              39,100        335,912         52,100        447,600          6,700         57,561
News Corporation, Ltd.
(The) (Australia)                                 14,509        101,575             --             --             --             --
News Corporation, Ltd.
(The) ADR (Australia)                             79,820      2,265,292        194,791      5,528,169         45,177      1,282,123
Nippon Television
Network Corp. (Japan)                              3,270        744,023          4,980      1,133,099            670        152,445
ProSiebenSat.1 Media AG
(Germany)                                          4,500         39,249             --             --             --             --
Quorum Broadcast
Holdings, Inc. Class E (RES)                         114        114,270             --             --             56         56,228
Societe Television
Francaise I (France)                              51,690      1,607,696         75,121      2,336,462          9,814        305,241
Univision
Communications, Inc.
Class A (NON)                                      1,500         63,000          3,500        147,000             --             --
                                                          -------------                 -------------                 -------------
                                                             14,898,340                    21,675,898                     3,308,281

Building Materials                                                 0.4%                          0.2%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
American Woodmark Corp.                           20,651      1,302,603         39,912      2,517,529             --             --
Apogee Enterprises, Inc.                          61,900        755,180        119,400      1,456,680             --             --
Assa Abloy AB Class B
(Sweden)                                           4,500         59,542             --             --             --             --
Boral, Ltd. (Australia)                          335,322        708,554             --             --             --             --
BPB PLC (United Kingdom)                         207,211      1,150,605             --             --             --             --
CSR, Ltd. (Australia)                            554,776      1,950,828             --             --             --             --
Hanson PLC (United
Kingdom)                                          10,870         82,027             --             --             --             --
Lennox International,
Inc.                                              29,300        387,346         56,600        748,252             --             --
Matsushita Electric
Works, Ltd. (Japan)                               57,000        434,458        144,000      1,097,578         18,000        137,197
Saim Cement PLC
(Thailand) (NON)                                  27,700        536,170             --             --             --             --
Sherwin Williams Co.                               1,100         31,328          2,500         71,200             --             --
Tostem Inax Holding
Corp. (Japan)                                      4,240         55,196             --             --             --             --
USG Corp. (NON)                                    4,800         33,600         11,100         77,700             --             --
                                                          -------------                 -------------                 -------------
                                                              7,487,437                     5,968,939                       137,197

Cable Television                                                    --%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications
Corp. Class A (NON)                                2,800         41,720          6,500         96,850             --             --
Charter Communications,
Inc. Class A (NON)                                18,000        203,220         36,200        408,698          4,200         47,418
Comcast Corp. Class A (NON)                       14,400        457,920         29,600        941,280          2,900         92,220
                                                          -------------                 -------------                 -------------
                                                                702,860                     1,446,828                       139,638

Capital Goods                                                       --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Eaton Corp.                                        2,900        234,842          6,200        502,076            500         40,490

Chemicals                                                          1.3%                          0.9%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Agrium, Inc. (Canada)                             32,300        339,158             --             --             --             --
Airgas, Inc. (NON)                                51,600      1,037,160         99,300      1,995,930             --             --
Akzo-Nobel NV
(Netherlands)                                     44,659      2,087,805         70,690      3,304,752          9,057        423,414
Arch Chemicals, Inc.                               9,700        213,885         19,400        427,770             --             --
BASF AG (Germany)                                 54,020      2,190,905         75,237      3,051,410          9,700        393,406
BOC Group PLC (United
Kingdom)                                          44,985        682,129         78,252      1,186,572         10,033        152,135
Bodycote International
PLC (United Kingdom)                             328,500      1,066,398             --             --             --             --
Ciba Specialty Chemicals
AG (Switzerland)                                  29,829      2,257,622         37,745      2,856,749          5,003        378,654
Clariant AG
(Switzerland)                                      5,500        125,454             --             --             --             --
Crompton Corp.                                    27,000        333,450         52,600        649,610             --             --
Dow Chemical Co. (The)                             7,627        249,555         17,677        578,391             --             --
E.I. du Pont de Nemours
& Co.                                             24,700      1,164,605         51,900      2,447,085          4,400        207,460
Eastman Chemical Co.                                 700         34,153          1,600         78,064             --             --
Edinburgh International
Fund (United Kingdom)                                  2            119             --             --             --             --
Engelhard Corp.                                   34,200      1,061,226         69,500      2,156,585          7,900        245,137
Formosa Chemicals &
Fiber Co. (Taiwan)                               287,200        307,776             --             --             --             --
Formosa Plastics Corp.
(Taiwan)                                         307,000        387,775             --             --             --             --
Givaudan SA
(Switzerland)                                      3,286      1,055,398             --             --             --             --
Great Lakes Chemical
Corp.                                                100          2,817            500         14,085             --             --
H.B. Fuller Co.                                   10,200        305,490         19,700        590,015             --             --
Hercules, Inc. (NON)                               1,000         13,310          2,300         30,613             --             --
Imperial Chemicals
Industries PLC (United
Kingdom)                                           8,000         38,955             --             --             --             --
LG Chemical, Ltd. (South
Korea)                                             9,800        322,777             --             --             --             --
Lonza AG (Switzerland)                               100         66,496             --             --             --             --
Methanex Corp. (Canada) (NON)                     51,900        383,264             --             --             --             --
Minnesota Mining &
Manufacturing Co.                                  2,700        310,527          6,200        713,062             --             --
Nan Ya Plastic Corp.
(Taiwan)                                         501,000        522,576             --             --             --             --
Omnova Solutions, Inc.                            41,100        341,130         79,300        658,190             --             --
Pioneer Companies, Inc. (NON)                      4,774          8,951             --             --          1,272          2,385
PolyOne Corp.                                     38,300        467,260         77,100        940,620             --             --
PPG Industries, Inc.                              13,000        713,830         26,900      1,477,079          2,700        148,257
Reliance Industries
(Poland)                                          73,274        452,155             --             --             --             --
Rhodia SA (France)                                 4,400         43,596             --             --             --             --
Rohm & Haas Co.                                    6,600        278,982         13,200        557,964          1,600         67,632
Shin-Etsu Chemical Co.
(Japan)                                           14,000        592,710             --             --             --             --
Solvay SA (Belgium)                               13,420        880,796             --             --             --             --
Syngenta AG
(Switzerland)                                     28,339      1,731,893          9,870        603,190          1,260         77,003
Teijin, Ltd. (Japan)                              17,000         55,551             --             --             --             --
USEC, Inc.                                        60,800        389,120        116,900        748,160             --             --
                                                          -------------                 -------------                 -------------
                                                             22,516,759                    25,065,896                     2,095,483

Coal                                                                --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.                                    9,400        200,972         18,800        401,944             --             --
Peabody Energy Corp.                              11,600        335,820         23,300        674,535          2,900         83,955
                                                          -------------                 -------------                 -------------
                                                                536,792                     1,076,479                        83,955
Commercial and Consumer

Services                                                           1.0%                          0.5%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
1-800 Contacts, Inc. (NON)                         4,900         52,185          9,500        101,175             --             --
Actrade Financial
Technologies, Ltd. (NON)                          43,800        671,892         84,500      1,296,230             --             --
Adecco SA (Switzerland)                            8,700        552,385             --             --          2,300        146,033
American Greetings Corp.
Class A                                           47,200        856,680         90,900      1,649,835             --             --
Asatsu-DK, Inc. (Japan)                           12,500        263,188         27,200        572,696          4,200         88,431
Autostrade SpA (Italy)                           209,007      1,585,974             --             --             --             --
Banta Corp.                                       10,000        357,100         19,100        682,061             --             --
Benesse Corp. (Japan)                             50,700      1,159,316             --             --             --             --
Bowne & Co.                                       21,700        305,319         41,200        579,684             --             --
Brisa-Auto Estradas de
Portugal SA (Portugal)                            56,400        262,686             --             --             --             --
Coinstar, Inc. (NON)                              11,200        377,328         21,600        727,704             --             --
Deluxe Corp.                                       1,900         87,894          4,400        203,544             --             --
eBay, Inc. (NON)                                   9,700        549,408         18,600      1,053,504          2,950        167,088
Electro Rent Corp. (NON)                           8,500        116,620         17,000        233,240             --             --
First Consulting Group,
Inc. (NON)                                         4,500         44,865          8,700         86,739             --             --
Group 4 Falck A/S
(Denmark)                                            700         83,813             --             --             --             --
H&R Block, Inc.                                    1,200         53,340          2,800        124,460             --             --
Hagemeyer NV
(Netherlands)                                    117,765      2,608,952             --             --             --             --
Hays PLC (United
Kingdom)                                         386,750        993,932        181,206        465,692         24,709         63,501
ISS A/S (Denmark) (NON)                           21,400      1,086,454             --             --             --             --
John H. Harland Co.                               12,500        363,375         25,100        729,657             --             --
Macrovision Corp. (NON)                              300          7,995            700         18,655             --             --
Manpower, Inc.                                       600         23,328          1,400         54,432             --             --
Meitec Corp. (Japan)                              44,800      1,338,827             --             --             --             --
MPS Group, Inc. (NON)                             30,900        270,375         59,600        521,500             --             --
Prosegur, Companies de
Securidad SA (Spain)                              17,764        234,730             --             --             --             --
R.R. Donnelley & Sons
Co.                                                  700         21,770          1,600         49,760             --             --
Rentokil Initial PLC
(United Kingdom)                                   3,700         14,909             --             --             --             --
Right Management
Consultants (NON)                                 46,550      1,178,646         89,650      2,269,938             --             --
Sabre Holdings Corp. (NON)                         1,089         50,867          2,705        126,351             --             --
Securicor Group PLC
(United Kingdom)                                  80,500        139,831             --             --             --             --
Securitas AB Class B
(Sweden)                                          27,140        538,653         57,196      1,135,181          7,327        145,421
ServiceMaster Co. (The)                           15,500        213,125         32,300        444,125          2,700         37,125
Sodexho Alliance SA
(France)                                           1,976         80,589             --             --             --             --
StorageNetworks, Inc. (NON)                       19,900         69,451         38,400        134,016             --             --
TeleTech Holdings, Inc. (NON)                     14,800        198,764         28,600        384,098             --             --
Toppan Printing Co.,
Ltd. (Japan)                                      92,000        865,082             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             17,679,648                    13,644,277                       647,599

Communications Equipment                                           0.9%                          0.9%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Alcatel SA (France)                               12,635        180,291             --             --             --             --
Avaya, Inc. (NON)                                  2,000         14,760          4,000         29,520             --             --
Celeritek, Inc. (NON)                              4,400         45,320          8,500         87,550             --             --
Cisco Systems, Inc. (NON)                        377,621      6,393,124        734,400     12,433,392        106,100      1,796,273
Computer Network
Technology Corp. (NON)                            10,900        144,098         21,000        277,620             --             --
Comverse Technology,
Inc. (NON)                                         1,200         15,204          2,800         35,476             --             --
F5 Networks, Inc. (NON)                           11,800        274,232         22,800        529,872             --             --
Inter-Tel, Inc.                                   30,000        554,100         57,900      1,069,413             --             --
InterDigital
Communications Corp. (NON)                         4,300         41,237          8,300         79,597             --             --
Lucent Technologies,
Inc.                                              20,500         96,965         47,500        224,675             --             --
Marconi PLC (United
Kingdom)                                          14,000          1,387             --             --             --             --
Matsushita Communication
Industrial Co., Ltd.
(Japan)                                           19,400        666,138             --             --             --             --
Nokia OYJ (Finland)                              115,558      2,442,134             --             --             --             --
Nokia OYJ ADR (Finland)                            2,200         45,628          5,200        107,848             --             --
Performance
Technologies, Inc. (NON)                          21,800        173,964         41,900        334,362             --             --
QUALCOMM, Inc. (NON)                              51,000      1,919,640         98,600      3,711,304         14,800        557,072
Riverstone Networks,
Inc. (NON)                                         1,231          7,386          2,819         16,914             --             --
Scientific-Atlanta, Inc.                           1,000         23,100          2,300         53,130             --             --
Telefonaktiebolaget LM
Ericsson AB Class B
(Sweden)                                         636,149      2,691,043        985,715      4,169,780        128,157        542,131
Telefonaktiebolaget LM
Ericsson AB ADR
(Sweden)                                          10,000         41,800             --             --             --             --
Terayon Communications
Systems, Inc. (NON)                               50,100        424,848         96,700        820,016             --             --
UTStarcom, Inc. (NON)                             12,000        314,760             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             16,511,159                    23,980,469                     2,895,476

Computers                                                          1.3%                          1.4%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Advantech Company, Ltd.
(Taiwan)                                          39,000        102,535             --             --             --             --
Anixter International,
Inc. (NON)                                        22,000        651,860         42,400      1,256,312             --             --
Ariba, Inc. (NON)                                 58,600        265,458        112,800        510,984             --             --
BARRA, Inc. (NON)                                  7,800        472,446         15,100        914,607             --             --
Benq Corp. (Taiwan)                              103,000        210,456             --             --             --             --
C&C Enterprise Company,
Ltd. (South Korea) (NON)                          11,400        197,618             --             --             --             --
Checkpoint Systems, Inc. (NON)                        --             --         43,500        693,825         33,700        537,515
Compal Electronics, Inc.                         237,000        316,289             --             --             --             --
Compaq Computer Corp.                            143,200      1,496,440        295,200      3,084,840         30,100        314,545
Dell Computer Corp. (NON)                         87,000      2,271,570        170,400      4,449,144         23,600        616,196
EMC Corp. (NON)                                   53,500        637,720        108,700      1,295,704         11,400        135,888
Emulex Corp. (NON)                                   300          9,879            700         23,051             --             --
Fujitsu, Ltd. (Japan)                            172,000      1,317,485             --             --             --             --
Gateway, Inc. (NON)                                1,600         10,112          3,700         23,384             --             --
Gerber Scientific, Inc.                           34,900        256,515         69,700        512,295             --             --
Hewlett-Packard Co.                               78,100      1,401,114        161,000      2,888,340         15,600        279,864
Hitachi, Ltd. (Japan)                             51,000        372,945             --             --             --             --
Hutchinson Technology,
Inc. (NON)                                        20,400        440,028         39,400        849,858             --             --
IBM Corp.                                         29,200      3,036,800         61,200      6,364,800          4,600        478,400
Identix, Inc. (NON)                               26,400        234,168         50,900        451,483             --             --
Inktomi Corp. (NON)                               72,200        249,090        139,100        479,895             --             --
Iomega Corp. (NON)                                82,600        731,836        159,480      1,412,993             --             --
Legend Holdings, Ltd.
(Hong Kong)                                      450,000        194,722             --             --             --             --
Maxtor Corp. (NON)                                    --             --         37,700        262,015         29,300        203,635
McAfee.com Corp. (NON)                            64,150      1,056,551        123,900      2,040,633             --             --
McDATA Corp. Class A (NON)                        34,700        411,889         65,200        773,924         11,500        136,505
Mentor Graphics Corp. (NON)                       33,900        716,646         65,450      1,383,613             --             --
NCR Corp. (NON)                                   16,000        716,000         33,200      1,485,700          3,100        138,725
NEC Corp. (Japan)                                 35,000        291,601             --             --             --             --
Network Appliance, Inc. (NON)                     33,600        684,768         63,200      1,288,016         11,200        228,256
Perot Systems Corp.
Class A (NON)                                     36,500        728,175         70,500      1,406,475             --             --
QLogic Corp. (NON)                                19,000        940,880         35,700      1,767,864          6,300        311,976
Quantum Corp. (NON)                                7,000         55,720         16,300        129,748             --             --
Satyam Computer
Services, Ltd. (India)                            51,512        282,930             --             --             --             --
Sharp Corp. (Japan)                               81,000      1,068,508             --             --             --             --
Sun Microsystems, Inc. (NON)                      11,800        104,076         27,300        240,786             --             --
Symbol Technologies,
Inc.                                                  --             --         70,000        786,800         54,300        610,332
Toshiba Corp. (Japan) (NON)                       41,000        171,723             --             --             --             --
VeriSign, Inc. (NON)                              20,650        557,550         41,200      1,112,400          5,100        137,700
Western Digital Corp. (NON)                       90,000        560,700        173,900      1,083,397             --             --
                                                          -------------                 -------------                 -------------
                                                             23,224,803                    38,972,886                     4,129,537

Conglomerates                                                      1.5%                          1.6%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Autonation, Inc. (NON)                            17,900        249,168         41,500        577,680             --             --
Berkshire Hathaway, Inc.
Class B (NON)                                        490      1,160,810            980      2,321,620            120        284,280
Brambles Industries PLC
(United Kingdom)                                 122,560        585,451             --             --             --             --
Brambles Industries PLC
(Australia)                                        8,000         40,554             --             --             --             --
China Merchants Holdings
International Co., Ltd.
(Hong Kong)                                      379,000        298,842             --             --             --             --
China Resources
Enterprise, Ltd.
(China)                                          202,000        189,061             --             --             --             --
Computershare, Ltd.
(Australia)                                        1,000         27,340          2,000         54,680             --             --
Cookson Group PLC
(United Kingdom)                                 594,460        837,928             --             --             --             --
Cooper Industries, Inc.                           28,200      1,182,990         56,600      2,374,370          6,800        285,260
General Electric Co.                             333,670     12,495,942        666,300     24,952,935         82,920      3,105,354
Honeywell International,
Inc.                                              18,500        707,995         37,800      1,446,606          3,600        137,772
Hutchison Whampoa, Ltd.
(Hong Kong)                                       39,100        344,649             --             --             --             --
Investor AB Class B
(Sweden)                                         204,633      2,302,445        486,635      5,475,413         62,448        702,639
Mitsui Fudoscan Co.,
Ltd. (Japan)                                      50,000        305,260             --             --             --             --
Norsk Hydro ASA (Norway)                          14,112        683,272             --             --             --             --
Pacific Dunlop, Ltd.
(Australia)                                      519,800        338,386             --             --             --             --
Peninsular and Oriental
Steam Navigation Co.
(United Kingdom)                                  21,500         76,070             --             --             --             --
Samsung Corp. (South
Korea)                                            34,620        327,465             --             --             --             --
Sime Darby Berhad
(Malaysia)                                       269,000        357,487             --             --             --             --
Smiths Group PLC (United
Kingdom)                                         154,359      1,782,386        142,744      1,648,268         18,809        217,188
Textron, Inc.                                      2,500        127,750          5,900        301,490             --             --
Tyco International, Ltd.
(Bermuda)                                         66,648      2,154,063        130,445      4,215,982         17,900        578,528
Vedior NV (Netherlands)                            6,500         87,874             --             --             --             --
Vivendi Universal SA
(France)                                           5,200        202,190             --             --             --             --
Vivendi Universal SA ADR
(France)                                           2,000         77,000             --             --             --             --
Walter Industries, Inc.                           27,500        362,175         54,900        723,033             --             --
                                                          -------------                 -------------                 -------------
                                                             27,304,553                    44,092,077                     5,311,021

Construction                                                       0.5%                          0.4%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Cemex SA de CV ADR
(Mexico)                                          70,986      2,096,926         51,700      1,527,218             --             --
CRH PLC (Ireland) (NON)                          171,901      3,028,627        294,981      5,197,105         38,795        683,507
Holcim, Ltd. Class B
(Switzerland)                                      4,302        974,878          4,390        994,819          1,315        297,993
Lafarge (France)                                  29,655      2,651,172         37,755      3,375,316          5,064        452,724
                                                          -------------                 -------------                 -------------
                                                              8,751,603                    11,094,458                     1,434,224

Consumer Cyclicals                                                  0.6%                          0.5%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Bulgari SpA (Italy)                               74,800        637,400             --             --             --             --
Cie Financier Richemont
AG (Switzerland)                                 120,483      2,776,849        168,923      3,893,277         21,400        493,220
Gucci Group NV
(Netherlands)                                     14,475      1,339,227         34,710      3,211,369          4,626        427,998
Matsushita Electric
Industrial Co. (Japan)                            75,800        924,404             --             --             --             --
Sony Corp. (Japan)                                80,400      4,180,484         74,900      3,894,506          9,500        493,963
Swatch Group AG (The)
(Switzerland)                                     19,541        422,480         30,962        669,404          3,937         85,119
Swatch Group AG (The)
Class B (Switzerland)                             10,763      1,096,273         14,859      1,513,474          1,953        198,924
                                                          -------------                 -------------                 -------------
                                                             11,377,117                    13,182,030                     1,699,224

Consumer Finance                                                   0.4%                          0.4%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Acom Co., Ltd. (Japan)                            29,800      1,803,607         18,100      1,095,480          2,500        151,309
Acom Co., Ltd. 144A
(Japan)                                            4,700        284,462         10,600        641,552            800         48,419
Aiful Corp. (Japan)                               15,150        833,473          9,850        541,895          1,350         74,270
AmeriCredit Corp. (NON)                              200          7,598            700         26,593             --             --
Capital One Financial
Corp.                                              4,100        261,785          9,600        612,960             --             --
Countrywide Credit
Industries, Inc.                                   3,400        152,150          7,800        349,050             --             --
Dun & Bradstreet Corp. (NON)                         400         16,004            950         38,010             --             --
Household International,
Inc.                                              35,100      1,993,680         69,500      3,947,600          8,900        505,520
MBNA Corp.                                        12,500        482,125         29,000      1,118,530             --             --
Metris Companies, Inc.                            39,200        784,000         75,600      1,512,000             --             --
Promise Co., Ltd.
(Japan)                                            3,500        150,291             --             --             --             --
Provident Financial PLC
(United Kingdom)                                  51,800        529,545             --             --             --             --
Providian Financial
Corp.                                             14,600        110,230         33,800        255,190             --             --
Takefuji Corp. (Japan)                             1,000         61,278             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              7,470,228                    10,138,860                       779,518

Consumer Goods                                                     0.7%                          0.7%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                1,800         97,776          4,100        222,712             --             --
Beiersdorf AG (Germany)                            1,100        131,441             --             --             --             --
Clorox Co.                                         1,200         52,356          2,800        122,164             --             --
Colgate-Palmolive Co.                             26,800      1,531,620         52,600      3,006,090          7,300        417,195
Coreana Cosmetics
Company, Ltd. (South
Korea)                                            44,000        187,700             --             --             --             --
Dial Corp. (The)                                  78,323      1,411,380        151,196      2,724,552             --             --
Fortune Brands, Inc.                              41,200      2,034,044         84,400      4,166,828          9,300        459,141
Gillette Co. (The)                                 7,000        238,070         16,300        554,363             --             --
Hindustan Lever, Ltd.
(India)                                          139,759        646,310             --             --             --             --
International Flavors &
Fragrances, Inc.                                   2,000         69,940          4,700        164,359             --             --
KAO Corp. (Japan)                                 96,000      1,789,450         80,000      1,491,208         10,000        186,401
Kimberly-Clark Corp.                              26,700      1,726,155         55,500      3,588,075          5,300        342,645
L'Oreal SA (France)                                9,000        665,271             --             --             --             --
NBTY, Inc. (NON)                                  28,200        481,092         54,400        928,064             --             --
Procter & Gamble Co.                               9,400        846,846         21,800      1,963,962             --             --
Shiseido Co., Ltd.
(Japan)                                           35,000        363,180             --             --             --             --
Unilever Indonesia Tbk
(Indonesia)                                       42,000         87,857             --             --             --             --
Unilever PLC (United
Kingdom)                                           3,075         24,605             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             12,385,093                    18,932,377                     1,405,382

Consumer Services                                                  0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Deutsche Post AG
(Germany)                                         36,890        551,487         92,638      1,384,893         12,938        193,417
Deutsche Post AG 144A
(Germany)                                         14,600        218,263         24,600        367,758          2,500         37,374
Freemarkets, Inc. (NON)                            6,800        156,196         13,200        303,204             --             --
Hotel Reservations
Network, Inc. Class A (NON)                          700         41,251          1,600         94,288             --             --
Register.com (NON)                                94,300        846,814        182,900      1,642,442             --             --
Willis Group Holdings,
Ltd. (United Kingdom) (NON)                       20,885        515,860             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              2,329,871                     3,792,585                       230,791

Consumer Staples                                                   0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.,
Ltd. (Japan)                                      29,000        912,610         42,000      1,321,712          7,000        220,285
Orkla ASA (Norway)                                 4,500         81,291             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                                993,901                     1,321,712                       220,285

Distribution                                                       0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Performance Food Group
Co. (NON)                                         22,400        731,584         43,300      1,414,178             --             --
SYSCO Corp.                                        8,200        244,524         19,000        566,580             --             --
                                                          -------------                 -------------                 -------------
                                                                976,108                     1,980,758                            --

Electric Utilities                                                 1.7%                          1.4%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
American Electric Power
Company, Inc.                                        640         29,498          1,420         65,448             --             --
Aquila, Inc.                                       3,551         88,207          8,310        206,420             --             --
Beijing Datang Power
Generation Company,
Ltd. (China)                                     734,000        268,206             --             --             --             --
Black Hills Corp.                                  9,800        328,104         18,900        632,772             --             --
Chubu Electric Power,
Inc. (Japan)                                      39,400        621,432             --             --             --             --
Cinergy Corp.                                     24,800        886,600         50,670      1,811,453          5,300        189,475
CLP Holdings, Ltd. (Hong
Kong)                                            166,100        681,471             --             --             --             --
Companhia Energetica de
Minas Gerais (Brazil)                              9,200        137,030             --             --             --             --
Companhia Energetica de
Minas Gerais ADR
(Brazil)                                          20,200        300,980             --             --             --             --
Companhia Paranaense de
Energia- Copel ADR
(Brazil)                                         113,900        888,420         58,900        459,420             --             --
Consolidated Edison,
Inc.                                               2,300         96,393          5,400        226,314             --             --
Constellation Energy
Group, Inc.                                       18,600        573,810         37,600      1,159,960          4,600        141,910
Dominion Resources, Inc.                           8,400        547,344         17,800      1,159,848          1,400         91,224
DPL, Inc.                                         39,982      1,021,540         80,943      2,068,094          9,774        249,726
DTE Energy Co.                                     2,300        104,650          4,700        213,850            500         22,750
Duke Energy Corp.                                 22,100        835,380         46,450      1,755,810          3,700        139,860
E.On AG (Germany)                                 44,115      2,235,520             --             --          1,000         50,675
Edison International (NON)                        24,900        417,075         52,500        879,375          4,200         70,350
Electrabel SA (Belgium)                            5,518      1,141,596             --             --             --             --
Electricidade de
Portugal SA (Portugal)                            43,400         90,470             --             --             --             --
Empresa Nacional de
Electricidad ADR
(Chile)                                           24,300        228,420             --             --             --             --
Endesa SA (Spain)                                 52,900        786,676             --             --             --             --
Entergy Corp.                                     30,200      1,310,982         62,300      2,704,443          6,200        269,142
Exelon Corp.                                       2,662        141,006          6,187        327,725             --             --
FirstEnergy Corp.                                 11,500        397,670         23,300        805,714          2,500         86,450
FPL Group, Inc.                                    5,600        333,480         11,700        696,735          1,000         59,550
Hong Kong Electric
Holdings, Ltd. (Hong
Kong)                                            271,500      1,026,880        464,500      1,756,853         59,500        225,044
Iberdrola SA (Spain)                              27,780        362,477         21,749        283,783         29,476        384,606
Kansai Electric Power,
Inc. (Japan)                                      31,800        447,326             --             --             --             --
Korea Electric Power
Corp. (South Korea)                              117,880      2,292,210        152,490      2,965,211             --             --
Manila Electric Co.
Class B (Philippines) (NON)                      177,600        155,056             --             --             --             --
Northeast Utilities                               23,800        472,906         47,850        950,780          5,800        115,246
NSTAR                                                400         18,136            900         40,806             --             --
PG&E Corp. (NON)                                  17,700        417,012         41,000        965,960             --             --
Pinnacle West Capital
Corp.                                              3,000        136,050          7,100        321,985             --             --
PNM Resources, Inc.                               40,100      1,229,466         77,200      2,366,952             --             --
Potomac Electric Power Co.                           400          9,340            900         21,015             --             --
PPL Corp.                                          9,900        392,139         20,200        800,122          2,200         87,142
Progress Energy, Inc.                             30,800      1,541,232         62,800      3,142,512          6,800        340,272
Public Service
Enterprise Group, Inc.                             2,200        100,760          5,100        233,580             --             --
Puget Energy, Inc.                                   600         12,474          1,400         29,106             --             --
Reliant Energy, Inc.                              42,300      1,090,917         91,750      2,366,233          5,000        128,950
RWE AG (Germany)                                  12,790        479,684             --             --            --              --
Scottish and Southern
Energy PLC (United
Kingdom)                                          86,376        836,279             --             --             --             --
Scottish Power PLC
(United Kingdom)                                 292,233      1,495,812        544,068      2,784,845         69,635        356,431
Sierra Pacific Resources                          64,200        968,778        123,500      1,863,615             --             --
Teco Energy, Inc.                                    300          8,589            700         20,041             --             --
Tokyo Electric Power Co.
(Japan)                                           33,000        625,085             --             --             --             --
TXU Corp.                                          2,800        152,628          6,500        354,315             --             --
Unified Energy Systems
ADR (Russia)                                      54,800        893,925             --             --             --             --
UniSource Energy Corp.                            19,000        388,740         36,800        752,928             --             --
Wisconsin Energy Corp.                               700         17,416          1,600         39,808             --             --
XCEL Energy, Inc.                                  1,705         43,222          3,865         97,978             --             --
                                                          -------------                 -------------                 -------------
                                                             30,106,499                    37,331,809                     3,008,803

Electrical Equipment                                               0.4%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
ABB, Ltd. (Switzerland)                          100,780        800,222             --             --             --             --
Bharat Heavy
Electricals, Ltd.
(India)                                           67,000        232,156             --             --             --             --
Chubb PLC (United
Kingdom)                                          11,300         28,558             --             --             --             --
Emerson Electric Co.                               2,000        114,780          4,600        263,994             --             --
Furukawa Electrical Co.,
Ltd. (Japan)                                       6,000         29,115             --             --             --             --
Invensys PLC (United
Kingdom)                                          71,500        126,234             --             --             --             --
Kidde PLC (United
Kingdom)                                       1,209,316      1,403,287             --             --             --             --
Lincoln Electric
Holdings, Inc.                                    22,500        642,825         43,500      1,242,795             --             --
Rockwell International
Corp.                                              1,900         38,114          4,400         88,264             --             --
Schneider Electric SA
(France)                                          17,353        877,847             --             --             --             --
Seoul Semiconductor
Company, Ltd. (South
Korea)                                            17,200        228,806             --             --             --             --
Siemens AG (Germany)                              32,188      2,105,578             --             --             --             --
Vestas Wind Systems A/S
(Denmark)                                          2,000         63,388             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              6,690,910                     1,595,053                            --

Electronics                                                        4.6%                          3.1%                          0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Alpha Industries, Inc. (NON)                      47,100        718,275         89,232      1,360,788         15,300        233,325
ALPS Electric Co., Ltd.
(Japan)                                           46,000        555,430             --             --             --             --
American Power
Conversion Corp. (NON)                             1,300         19,214          3,000         44,340             --             --
Analog Devices, Inc. (NON)                         2,600        117,104          6,100        274,744             --             --
Applied Micro Circuits
Corp. (NON)                                        2,700         21,600          6,300         50,400             --             --
Arrow Electronics, Inc. (NON)                      2,000         55,940          4,600        128,662             --             --
Artisan Components, Inc. (NON)                     8,400        139,440         16,300        270,580             --             --
ASE Test, Ltd. (Taiwan) (NON)                    150,513      2,349,508             --             --             --             --
Asustek Computer, Inc.
(Taiwan)                                         163,500        728,889             --             --             --             --
Atmel Corp. (NON)                                  7,400         75,036         17,200        174,408             --             --
Avant! Corp. (NON)                                 7,200        144,216         13,900        278,417             --             --
Avnet, Inc.                                        8,600        232,716         18,600        503,316          1,200         32,472
AXT, Inc. (NON)                                   10,800        115,560         20,900        223,630             --             --
Benchmark Electronics,
Inc. (NON)                                        24,700        691,600         47,400      1,327,200             --             --
Broadcom Corp. Class A (NON)                      33,800      1,213,420         67,300      2,416,070          8,500        305,150
Brooks Automation, Inc. (NON)                     12,400        563,456         23,400      1,063,296          4,100        186,304
Celestica, Inc. (Canada) (NON)                    22,150        803,159         41,700      1,512,042          7,400        268,324
Chartered Semiconductor
Manufacturing, Ltd.
(Singapore) (NON)                                848,200      2,245,303             --             --             --             --
Cypress Semiconductor
Corp. (NON)                                        5,400        124,200         12,600        289,800             --             --
Delta Electronic
Industrial (Taiwan)                              101,000        173,177             --             --             --             --
Elite Semiconductor
Memory Technology, Inc.
(Taiwan) (NON)                                    18,000        199,583             --             --             --             --
Exar Corp. (NON)                                  21,800        447,772         42,100        864,734             --             --
Fairchild Semiconductor
Corp. Class A (NON)                                7,300        208,780         14,100        403,260             --             --
FEI Co. (NON)                                     12,100        430,155         23,400        831,870             --             --
Fisher Scientific
International, Inc. (NON)                         35,500        997,550         68,600      1,927,660             --             --
Fuji Soft ABC, Inc.
(Japan)                                           12,900        423,477             --             --             --             --
General Cable Corp.                               75,800      1,082,424        146,000      2,084,880             --             --
Genesis Microchip, Inc. (NON)                      6,069        157,794         11,652        302,952             --             --
Hitachi Chemical Co.,
Ltd. (Japan)                                     128,100      1,401,743             --             --             --             --
Hon Hai Precision
Industry (Taiwan)                                139,720        650,826             --             --             --             --
Humax Co., Ltd. (South
Korea)                                             8,700        392,116             --             --             --             --
Infineon Technologies AG
(Germany)                                            674         15,179             --             --         35,000        788,207
Integrated Device
Technology, Inc. (NON)                            32,100      1,067,004         60,600      2,014,344         10,500        349,020
Intel Corp.                                      297,100      9,034,811        581,600     17,686,456         81,000      2,463,210
Intersil Corp. Class A (NON)                       7,700        218,295         15,700        445,095             --             --
Itron, Inc. (NON)                                 23,600        702,100         45,500      1,353,625             --             --
Jabil Circuit, Inc. (NON)                         34,000        800,020         64,000      1,505,920         11,300        265,889
Koninklijke (Royal)
Philips Electronics NV
(Netherlands)                                     19,300        588,666             --             --         41,316      1,260,172
Kulicke & Soffa
Industries, Inc. (NON)                                --             --         17,000        353,770         13,200        274,692
Kyocera Corp. (Japan)                              1,800        124,564             --             --             --             --
L.G. Electronics (South
Korea)                                            16,470        552,473             --             --             --             --
Linear Technology Corp.                           38,600      1,706,892         74,400      3,289,968         11,500        508,530
LSI Logic Corp. (NON)                              4,500         76,500         10,400        176,800             --             --
Manufacturers' Services,
Ltd. (NON)                                        36,700        193,042         70,900        372,934             --             --
Marvell Technology
Group, Ltd. (Bermuda) (NON)                       29,700      1,300,860         55,800      2,444,040          9,900        433,620
Maxim Integrated
Products, Inc. (NON)                              33,000      1,838,430         64,100      3,571,011          9,300        518,103
Measurement Specialties,
Inc. (NON)                                           300          1,877            700          4,379             --             --
Merix Corp. (NON)                                  6,300        117,747         12,100        226,149             --             --
Microchip Technology,
Inc. (NON)                                         1,500         62,745          3,400        142,222             --             --
Micron Technology, Inc. (NON)                     29,337        965,187         55,100      1,812,790          9,700        319,130
Microsemi Corp. (NON)                              5,800         94,656         11,200        182,784             --             --
MIPS Technologies, Inc. (NON)                     18,900        139,104         36,400        267,904             --             --
Mitsumi Electric
Company, Ltd. (Japan)                             35,700        571,157             --             --             --             --
Molex, Inc.                                          500         17,335          1,175         40,737             --             --
Motorola, Inc.                                    51,900        736,980        110,900      1,574,780          7,100        100,820
Murata Manufacturing
Co., Ltd. (Japan)                                  3,600        230,926             --             --             --             --
National Semiconductor
Corp. (NON)                                        1,500         50,535          3,500        117,915             --             --
Nidec Corp. (Japan)                               18,400      1,177,511             --             --             --             --
NMS Communications Corp. (NON)                    26,000        110,760         50,200        213,852             --             --
Oak Technology, Inc. (NON)                        39,760        591,629         76,800      1,142,784             --             --
OMRON Corp. (Japan)                              111,400      1,598,154             --             --             --             --
Pioneer-Standard
Electronics, Inc.                                 34,400        486,760         66,400        939,560             --             --
Planar Systems, Inc. (NON)                         3,700         97,125          7,200        189,000             --             --
PLX Technology, Inc. (NON)                        17,000        207,400         32,800        400,160             --             --
PMC -- Sierra, Inc. (NON)                         38,900        633,292         76,300      1,242,164         10,700        174,196
Premier Farnell PLC
(United Kingdom)                                 249,256      1,275,832             --             --             --             --
Quanta Computer, Inc.
(Taiwan)                                         147,250        572,286             --             --             --             --
Rambus, Inc. (NON)                                20,000        155,800         38,600        300,694             --             --
Read-Rite Corp. (NON)                             95,900        294,413        185,200        568,564             --             --
RF Micro Devices, Inc. (NON)                      60,000      1,074,000        113,600      2,033,440         19,300        345,470
Rohm Co., Ltd. (Japan)                            13,200      1,982,341         15,900      2,387,820          2,100        315,372
Samsung
Electro-Mechanics Co.
(South Korea)                                     14,300        829,891             --             --             --             --
Samsung Electronics Co.,
Ltd. (South Korea)                                47,399     12,771,437         52,627     14,180,097             --             --
Samsung Electronics Co.,
Ltd. -- Pfd. (South
Korea)                                             3,910        530,449             --             --             --             --
Sanmina Corp. (NON)                                2,224         26,132          5,256         61,758             --             --
Silicon Laboratories,
Inc. (NON)                                        16,200        572,346         32,700      1,155,291             --             --
Siliconware Precision
Industries Co. (Taiwan) (NON)                  2,016,000      2,016,403             --             --             --             --
STMicroelectronics NV
(Switzerland)                                     23,000        769,324             --             --             --             --
Storage Technology Corp. (NON)                    51,500      1,104,160         99,400      2,131,136             --             --
Symmetricom, Inc. (NON)                           38,800        240,172         74,800        463,012             --             --
Taiwan Semiconductor
Manufacturing Co.
(Taiwan) (NON)                                 1,471,632      3,995,229             --          --                --             --
Texas Instruments, Inc.                            7,500        248,250         17,400        575,940             --             --
Thermo Electron Corp. (NON)                        1,000         20,730          2,300         47,679             --             --
Thomson Multimedia SA
(France) (NON)                                    68,425      2,131,183             --             --             --             --
Trikon Technologies,
Inc. (United Kingdom) (NON)                        3,100         45,508          5,900         86,612             --             --
Trimble Navigation, Ltd. (NON)                     9,900        164,637         19,100        317,633             --             --
United Microelectronics
Corp. (Taiwan) (NON)                           2,020,958      3,060,920        517,000        783,042             --             --
Venture Manufacturing,
Ltd. (Singapore)                                  61,000        602,224             --             --             --             --
Via Technologies, Inc.
(Taiwan)                                          59,000        225,931             --             --             --             --
Vishay Intertechnology,
Inc. (NON)                                         1,300         26,442          3,000         61,020             --             --
W.W. Grainger, Inc.                               11,760        661,265         23,475      1,319,999          2,765        155,476
Xicor, Inc. (NON)                                  9,100         96,733         17,600        187,088             --             --
Zarlink Semiconductor,
Inc. (Canada) (NON)                              122,351      1,171,968             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             80,255,185                    84,705,017                     9,297,482

Energy                                                             0.2%                          0.3%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Baker Hughes, Inc.                                 8,900        340,425         19,300        738,225          1,100         42,075
Bharat Petroleum
Corporation, Ltd.
(India)                                           46,200        312,677             --             --             --             --
BJ Services Co. (NON)                             15,800        544,626         57,500      1,982,025         26,300        906,561
Chiles Offshore, Inc. (NON)                        3,800         87,400          7,500        172,500             --             --
ENSCO International,
Inc.                                               1,100         33,154          2,500         75,350             --             --
GlobalSantaFe Corp.                                   --             --         15,095        493,607         11,504        376,181
GulfMark Offshore, Inc. (NON)                      9,500        343,235         18,500        668,405             --             --
Halliburton Co.                                    3,600         61,452          8,400        143,388             --             --
Holly Corp.                                        9,900        183,645         19,200        356,160             --             --
Nabors Industries, Inc. (NON)                        600         25,350         19,000        802,750         13,700        578,825
NATCO Group, Inc. (NON)                           11,300         91,417         21,900        177,171             --             --
Rowan Companies, Inc. (NON)                       44,900      1,034,496         84,600      1,949,184         14,900        343,296
Schlumberger, Ltd.                                 3,500        205,870          7,100        417,622            800         47,056
Smedvig ASA Class A
(Norway)                                           5,000         43,038             --             --             --             --
Smith International,
Inc. (NON)                                           500         33,875          1,100         74,525             --             --
Spinnaker Exploration
Co. (NON)                                          2,900        120,785          5,700        237,405             --             --
Veritas DGC, Inc. (NON)                           23,900        404,149         46,200        781,242             --             --
                                                          -------------                 -------------                 -------------
                                                              3,865,594                     9,069,559                     2,293,994

Engineering &
Construction                                                       0.6%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abengoa SA (Spain)                                55,882        399,670             --             --             --             --
Actividades de
Construccion y
Servicios SA (Spain)                              21,515        594,863             --             --             --             --
Ameron International
Corp.                                             11,200        803,600         21,500      1,542,625             --             --
Balfour Beatty PLC
(United Kingdom)                                 317,218        966,542             --             --             --             --
Bouygues SA (France)                              60,394      1,972,703        124,620      4,070,574         15,738        514,064
Consorcio ARA SA de CV
(Mexico) (NON)                                   250,959        509,143             --             --             --             --
Daelim Industrial Co.
(South Korea)                                     25,400        317,787             --             --             --             --
EMCOR Group, Inc. (NON)                           20,800      1,206,400         40,100      2,325,800             --             --
Fluor Corp.                                          800         32,632          1,800         73,422             --             --
IJM Corp. Berhad
(Malaysia)                                       268,000        370,263             --             --             --             --
Saipem SpA (Italy)                                91,600        563,249             --             --             --             --
URS Corp. (NON)                                   15,400        488,180         30,700        973,190             --             --
VA Technolgies AG
(Australia)                                        3,250         89,206             --             --             --             --
Vinci SA (France)                                 19,351      1,253,187             --             --             --             --
YTL Corp. Berhad
(Malaysia)                                       146,880        191,717             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              9,759,142                     8,985,611                       514,064

Entertainment                                                      0.3%                          0.4%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc. (NON)                     54,900        748,836        106,100      1,447,204             --             --
Bec World Public
Company, Ltd.
(Thailand)                                        74,200        443,494             --             --             --             --
International Speedway
Corp. Class A                                        500         22,850          1,400         63,980             --             --
Magna Entertainment
Corp. Class A (Canada) (NON)                      42,700        345,870         82,400        667,440             --             --
Pixar, Inc. (NON)                                    600         22,080          1,700         62,560             --             --
Viacom, Inc. Class B (NON)                        82,540      3,992,460        163,261      7,896,935         21,747      1,051,902
                                                          -------------                 -------------                 -------------
                                                              5,575,590                    10,138,119                     1,051,902

Environmental                                                      0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Tetra Technologies, Inc. (NON)                    43,500      1,263,675         84,000      2,440,200             --             --

Financial                                                          1.8%                          1.7%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                               6,200        253,952         14,300        585,728             --             --
Annaly Mortgage
Management, Inc.                                  51,900        881,262        100,000      1,698,000             --             --
Anthracite Capital, Inc.                          55,500        638,250        106,300      1,222,450             --             --
Citigroup, Inc.                                  225,548     11,169,137        458,433     22,701,602         49,000      2,426,480
Conseco, Inc. (NON)                                2,500          9,050          5,800         20,996             --             --
Contifinancial Corp.
Liquidating Trust units                        1,878,700         93,935             --             --        500,682         25,034
Delta Funding Residual
Exchange Co., LLC (NON)                              767        167,590             --             --            192         41,952
Delta Funding Residual
Management, Inc. (NON)                               767              8             --             --            192              2
Deutsche Boerse AG
(Germany)                                         23,984        986,324             --             --             --             --
Deutsche Boerse AG 144A
(Germany)                                            500         20,562             --             --             --             --
Dexia -- Paris Exchange
(Belgium)                                        189,532      2,863,166        119,841      1,810,379         15,434        233,154
Dexia -- Brussels
Exchange (Belgium)                                 6,700        101,155             --             --             --             --
Fairfax Financial
Holdings, Ltd. (Canada)                           10,318      1,065,628             --             --             --             --
Fannie Mae                                        33,600      2,683,968         70,500      5,631,540          5,900        471,292
FirstRand, Ltd. (South
Africa)                                          373,500        218,040             --             --             --             --
Freddie Mac                                       53,100      3,364,947        106,150      6,726,726         13,200        836,484
Gabelli Asset
Management, Inc. (NON)                             5,800        230,260         11,200        444,640             --             --
Haci Omer Sabanci
Holdings (Turkey) (NON)                       38,752,700        182,878             --             --             --             --
Interactive Data Corp. (NON)                      21,000        368,550         41,900        735,345             --             --
London Stock Exchange
PLC (United Kingdom)                             167,900      1,035,113             --             --             --             --
Marschollek,
Lautenschlaeger und
Partner (MLP) AG
(Germany)                                         18,106      1,234,939             --             --             --             --
MGIC Investment Corp.                              1,500        102,645          3,400        232,662             --             --
Mitsubishi Tokyo Finance
Group, Inc. (Japan)                                   71        434,005             --             --             --             --
Moody's Corp.                                        900         36,990          2,500        102,750             --             --
New Century Financial
Corp.                                             40,300        914,810         77,700      1,763,790             --             --
New Century Financial
Corp. -- private (RES) (NON)                      22,000        449,460         42,500        868,275             --             --
Sampo OYJ Class A
(Finland)                                        117,350      1,003,056             --             --             --             --
Shinhan Financial Group
Co., Ltd. (South Korea)                           37,080        487,674             --             --             --             --
Singapore Exchange, Ltd.
144A (Singapore) (NON)                           147,000        103,662             --             --             --             --
St. Paul Companies, Inc.
(The)                                              3,400        155,890          7,900        362,215             --             --
USA Education, Inc.                                1,000         97,800          2,300        224,940             --             --
                                                          -------------                 -------------                 -------------
                                                             31,354,706                    45,132,038                     4,034,398

Food                                                               1.3%                          0.9%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
7-Eleven, Inc. (NON)                              26,800        298,820         51,800        577,570             --             --
Archer Daniels Midland
Co.                                                7,308        101,800         17,001        236,824             --             --
Aurora Foods, Inc. (NON)                           8,234         34,500             --             --            354          1,483
Cadbury Schweppes PLC
(United Kingdom)                                 127,400        879,298        275,700      1,902,846         35,200        242,946
Campbell Soup Co.                                    800         21,440          1,800         48,240             --             --
Compass Group PLC
(United Kingdom)                                 156,426      1,046,781        237,813      1,591,411         30,246        202,402
ConAgra, Inc.                                      1,400         33,950          3,200         77,600             --             --
CSM NV (Netherlands)                              61,830      1,348,742             --             --             --             --
Danisco A/S (Denmark)                              8,100        256,720             --             --             --             --
Dole Food Co.                                     23,600        731,600         47,100      1,460,100             --             --
General Mills, Inc.                               15,800        771,830         32,000      1,563,200          3,600        175,860
Greencore Group
(Ireland)                                         10,000         27,910             --             --             --             --
Groupe Danone (France)                             9,483      1,117,422         12,977      1,529,135          1,647        194,073
H.J. Heinz Co.                                    25,300      1,049,950         51,100      2,120,650          5,800        240,700
Hershey Foods Corp.                                1,100         75,394          2,500        171,350             --             --
International Multifoods
Corp. (NON)                                       22,600        536,976         43,300      1,028,808             --             --
Interstate Bakeries
Corp.                                             28,600        692,406         54,700      1,324,287             --             --
IOI Corporation Berhad
(Malaysia)                                       195,000        289,934             --             --             --             --
Kellogg Co.                                        1,000         33,570          2,300         77,211             --             --
Kraft Foods, Inc. Class A                         33,200      1,283,180         63,893      2,469,464         10,000        386,500
McCormick & Company,
Inc.                                               1,400         71,582          3,200        163,616             --             --
Nestle SA (Switzerland)                           36,987      8,227,644         31,037      6,904,085          4,033        897,128
Nutreco Holding NV
(Netherlands)                                     37,050      1,210,197             --             --             --             --
PAN Fish ASA (Norway) (NON)                       15,000         33,638             --             --             --             --
Parmalat Finanziaria SpA
(Italy)                                          429,494      1,378,545             --             --             --             --
Sanderson Farms, Inc.                             12,200        329,400         23,600        637,200             --             --
Sara Lee Corp.                                    10,100        209,676         23,400        485,784             --             --
Thai Union Frozen
Products PCL -- NVDR
(Thailand) (NON)                                 161,300         89,735             --             --             --             --
Tyson Foods, Inc. Class A                          6,804         84,914         16,664        207,967             --             --
                                                          -------------                 -------------                 -------------
                                                             22,267,554                    24,577,348                     2,341,092

Gaming & Lottery                                                   0.4%                          0.5%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc. (NON)                     19,500        535,860         37,700      1,035,996             --             --
Argosy Gaming Co. (NON)                           64,900      2,381,181        125,300      4,597,257             --             --
Aztar Corp. (NON)                                  6,800        148,920         13,200        289,080             --             --
Boyd Gaming Corp. (NON)                           32,500        488,800         62,700        943,008             --             --
Fitzgerald Gaming Corp. (NON)                      1,338             13             --             --            630              6
GTECH Holdings Corp. (NON)                        44,900      2,188,875         86,600      4,221,750             --             --
Harrah's Entertainment,
Inc. (NON)                                           800         35,408          2,200         97,372             --             --
International Game
Technology (NON)                                  12,200        760,304         23,000      1,433,360          4,100        255,512
Isle of Capri Casinos,
Inc. (NON)                                         7,400        136,530         14,200        261,990             --             --
MGM Mirage, Inc. (NON)                             1,000         36,230          2,400         86,952             --             --
Penn National Gaming,
Inc. (NON)                                         9,800        343,196         18,800        658,376             --             --
                                                          -------------                 -------------                 -------------
                                                              7,055,317                    13,625,141                       255,518

Health Care Services                                               1.2%                          1.5%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
aaiPharma, Inc. (NON)                             11,300        406,122         21,900        787,086             --             --
Anthem, Inc. (NON)                                20,400      1,174,428         40,900      2,354,613          5,000        287,850
Apria Healthcare Group,
Inc. (NON)                                        46,800      1,147,068         91,600      2,245,116             --             --
Cardinal Health, Inc.                              3,900        276,471          9,050        641,555             --             --
Caremark Rx, Inc. (NON)                           31,900        622,050         61,600      1,201,200             --             --
CIGNA Corp.                                       17,000      1,723,630         35,300      3,579,067          3,300        334,587
Cobalt Corp. (NON)                                41,400        370,530         82,700        740,165             --             --
DaVita, Inc. (NON)                                61,500      1,555,950        118,800      3,005,640             --             --
Express Scripts, Inc.
Class A (NON)                                      1,800        103,662          3,500        201,565             --             --
Fresenius Medical Care
AG (Germany)                                       2,200        133,743             --             --             --             --
Generale De Sante
(France) (NON)                                    40,500        604,042             --             --             --             --
Generale De Sante 144A
(France) (NON)                                    18,900        281,886             --             --             --             --
Genesis Health Ventures,
Inc. (NON)                                         3,653         66,485             --             --            854         15,543
Gentiva Health Services,
Inc. (NON)                                        50,200      1,242,952         96,700      2,394,292             --             --
HCA, Inc.                                         50,987      2,247,507        102,200      4,504,976         12,600        555,408
Health Management
Assoc., Inc. (NON)                                 2,000         41,460          4,600         95,358             --             --
Health Net, Inc. (NON)                             1,500         41,160          3,400         93,296             --             --
Healthsouth Corp. (NON)                            2,400         34,440          5,600         80,360             --             --
Henry Schein, Inc. (NON)                           7,200        317,160         13,700        603,485             --             --
Humana Inc. (NON)                                 36,000        487,080         69,400        938,982             --             --
IMS Health, Inc.                                   2,800         62,860          6,500        145,925             --             --
McKesson Corp.                                     2,100         78,603          4,800        179,664             --             --
Mid Atlantic Medical
Services, Inc. (NON)                              59,900      1,707,150        115,700      3,297,450             --             --
Oxford Health Plans,
Inc. (NON)                                         6,600        275,814         13,410        560,404             --             --
PacifiCare Health
Systems, Inc. (NON)                               13,200        230,340         25,500        444,975             --             --
Paracelsus Healthcare
Corp. (NON)                                      505,000             51             --             --        115,000             12
Pediatrix Medical Group,
Inc. (NON)                                         5,500        224,180         10,600        432,056             --             --
Per-Se Technologies,
Inc. (NON)                                        20,000        241,600         40,100        484,408             --             --
Pharmaceutical Product
Development, Inc. (NON)                           39,400      1,373,090         76,500      2,666,025             --             --
PSS World Medical, Inc. (NON)                     68,200        668,360        128,300      1,257,340             --             --
Quintiles Transnational
Corp. (NON)                                        1,100         19,525          2,500         44,375             --             --
Select Medical Corp. (NON)                        24,100        385,841         46,400        742,864             --             --
Sierra Health Services,
Inc. (NON)                                        21,700        283,836         43,400        567,672             --             --
Tenet Healthcare Corp. (NON)                       3,800        254,676          8,800        589,776             --             --
Trigon Healthcare, Inc. (NON)                     13,022        961,284         25,200      1,860,264          3,900        287,898
UnitedHealth Group, Inc.                           5,800        443,236         13,500      1,031,670             --             --
US Oncology, Inc. (NON)                           51,500        453,715         98,800        870,428             --             --
WebMD Corp. (NON)                                 59,600        457,728        115,100        883,968             --             --
Wellpoint Health
Networks, Inc. (NON)                              11,200        713,104         21,400      1,362,538          3,460        220,298
                                                          -------------                 -------------                 -------------
                                                             21,712,819                    40,888,558                     1,701,596

Homebuilding                                                       0.2%                          0.3%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Champion Enterprises,
Inc. (NON)                                        68,700        549,600        132,600      1,060,800             --             --
Daiwa House Industry
Co., Ltd. (Japan)                                101,000        632,632             --             --             --             --
Fleetwood Enterprises,
Inc. (NON)                                        90,100        973,080        174,100      1,880,280             --             --
Land and Houses Public
Company, Ltd.
(Thailand) (NON)                                  30,200         44,085             --             --             --             --
Land and Houses Public
Company, Ltd. GDR
(Thailand) (NON)                                 120,000        147,586             --             --             --             --
M.D.C. Holdings, Inc.                              4,840        209,088          9,740        420,768             --             --
NVR, Inc. (NON)                                    4,325      1,364,538          8,350      2,634,425             --             --
Ryland Group, Inc.                                 5,300        478,060         10,300        929,060             --             --
                                                          -------------                 -------------                 -------------
                                                              4,398,669                     6,925,333                            --

Household Furniture and
Appliances                                                         0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Applica, Inc. (NON)                               19,700        169,420         38,000        326,800             --             --
Black & Decker
Manufacturing Co.                                    600         27,924          1,400         65,156             --             --
Electrolux AB (Sweden)                             6,900        122,618             --             --             --             --
Fisher & Paykel
Healthcare Corp. ADR
(New Zealand) (NON)                                  400          7,100             --             --             --             --
Hunter Douglas NV
(Netherlands)                                     25,198        742,846             --             --             --             --
Leggett & Platt, Inc.                              1,600         39,680          3,700         91,760             --             --
Maytag Corp.                                         600         26,550          1,400         61,950             --             --
Newell Rubbermaid, Inc.                            9,400        300,424         19,300        616,828          1,700         54,332
Whirlpool Corp.                                    1,832        138,408          4,238        320,181             --             --
                                                          -------------                 -------------                 -------------
                                                              1,574,970                     1,482,675                        54,332

Insurance                                                          3.3%                          2.8%                          0.8%
-----------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. (Bermuda)                               68,600      2,860,620         98,400      4,103,280         12,000        500,400
Aegon NV (Netherlands)                            72,348      1,765,592             --             --             --             --
AFLAC, Inc.                                        4,600        135,700         10,700        315,650             --             --
AGF (Assurances
Generales de France)
(France)                                             500         24,596             --             --             --             --
Aksigorta A.S. (Turkey)                       26,722,000        192,158             --             --             --             --
Alleanza Assicurazioni
SpA (Italy)                                       10,000         96,116             --             --             --             --
Allianz AG (Germany)                              19,078      4,509,394         34,719      8,206,398          4,454      1,052,775
AMBAC Financial Group,
Inc.                                              12,700        750,189         25,700      1,518,099          2,900        171,303
American Financial
Group, Inc.                                          200          5,744            600         17,232             --             --
American International
Group, Inc.                                       90,421      6,522,971        180,853     13,046,735         22,299      1,608,650
American National
Insurance Co.                                        100          9,450            400         37,800             --             --
AmerUs Group Co.                                  18,500        711,325         36,900      1,418,805             --             --
AMP, Ltd. (Australia)                             33,100        335,581             --             --             --             --
AON Corp.                                          1,300         45,500          3,000        105,000             --             --
Axa SA (France)                                   78,710      1,775,998             --             --             --             --
Brown & Brown, Inc.                               18,200        571,480         35,100      1,102,140             --             --
Canada Life Financial
Corp. (Canada)                                     7,385        185,181             --             --             --             --
Cathay Financial Holding
Company, Ltd. (Taiwan) (NON)                     272,000        396,422             --             --             --             --
CGNU PLC (United
Kingdom)                                          24,100        254,264             --             --             --             --
Chubb Corp. (The)                                  3,600        263,160          7,500        548,250            600         43,860
Clark/Bardes, Inc. (NON)                           5,700        164,160         11,000        316,800             --             --
CNP Assurances (France)                           25,691        862,472             --             --             --             --
Commerce Group, Inc.                              17,300        669,510         33,300      1,288,710             --             --
Converium Holding AG
(Switzerland) (NON)                               24,055      1,230,435             --             --             --             --
Erie Indemnity Co. Class A                         1,400         56,952          3,300        134,244             --             --
FBL Financial Group,
Inc. Class A                                      12,153        227,869         22,503        421,931             --             --
Fidelity National
Financial, Inc.                                   41,060      1,082,752         79,360      2,092,723             --             --
First American Corp.                              12,900        274,512         25,800        549,024             --             --
Fortis -- Amsterdam
Exchange (Belgium)                                36,347        808,714             --             --             --             --
Fortis -- Brussels
Exchange (Belgium)                                 3,100         68,947             --             --             --             --
Gallagher, Arthur J. & Co.                           200          6,554            500         16,385             --             --
Hannover
Rueckversicherungs AG
(Germany)                                          3,281        239,237             --             --             --             --
Hartford Financial
Services Group, Inc.
(The)                                             12,000        817,440         24,700      1,682,564          2,200        149,864
Hilb, Rogal & Hamilton
Co.                                               32,300      1,007,760         62,400      1,946,880             --             --
ING Groep NV
(Netherlands)                                    329,518      8,967,055        522,927     14,230,224         66,174      1,800,769
Jefferson-Pilot Corp.                              1,950         97,656          4,500        225,360             --             --
Lincoln National Corp.                             1,200         60,876          2,800        142,044             --             --
Loews Corp.                                        1,700         99,586          4,000        234,320             --             --
Loews Corp. -- Carolina
Group (NON)                                        1,500         44,985          3,550        106,465             --             --
Manulife Financial Corp.
(Canada)                                          34,320        940,616             --             --             --             --
MBIA, Inc.                                         6,500        355,485         13,250        724,643          1,400         76,566
Metlife, Inc.                                      1,400         44,100          3,200        100,800             --             --
Mitsui Sumitomo
Insurance Co., Ltd.
(Japan)                                           76,000        357,316             --             --             --             --
Muenchener
Rueckversicherungs-
Gesellschaft AG
(Germany)                                         23,618      5,870,892         30,943      7,691,718          4,103      1,019,911
Muenchener
Rueckversicherungs-
Gesellschaft AG 144A
(Germany)                                            400         99,431            900        223,719            100         24,858
Old Mutual PLC (United
Kingdom)                                         230,780        335,156             --             --             --             --
Old Republic
International Corp.                                  100          3,197            700         22,379             --             --
PartnerRe, Ltd.
(Bermuda)                                          3,642        198,853             --             --             --             --
PMI Group, Inc. (The)                              9,200        696,992         18,600      1,409,136          2,200        166,672
Protective Life Corp.                                100          3,118            400         12,472             --             --
Prudential Corp. PLC
(United Kingdom)                                  11,300        113,910             --             --         33,611        338,816
Radian Group, Inc.                                27,900      1,369,332         55,750      2,736,210          6,800        333,744
Reinsurance Group of
America, Inc.                                        100          3,131            300          9,393             --             --
Royal & Sun Alliance
Insurance Group PLC
(United Kingdom)                                  15,000         63,003             --             --             --             --
Samsung Fire & Marine
Insurance (South Korea)                           10,000        538,891             --             --             --             --
Sanlam, Ltd. (South
Africa)                                          859,300        560,743             --             --             --             --
Scor SA (France)                                   5,274        167,853             --             --             --             --
Stancorp Financial Group                           6,300        346,500         12,500        687,500             --             --
Stewart Information
Services (NON)                                     6,800        136,000         13,700        274,000             --             --
Sun Life Financial
Services of Canada,
Inc. (Canada)                                     73,512      1,587,568        139,323      3,008,825             --             --
Swiss Reinsurance Co.
(Switzerland)                                     14,846      1,366,454             --             --             --             --
Swiss Reinsurance Co.
144A (Switzerland)                                 2,300        211,696             --             --             --             --
Tokio Marine & Fire
Insurance Co., Ltd.
(The) (Japan)                                     71,000        509,843             --             --             --             --
Torchmark Corp.                                      700         28,203          2,000         80,580             --             --
Travelers Property
Casualty Corp. Class A (NON)                      11,900        238,000         23,800        476,000          2,900         58,000
UnumProvident Corp.                                9,700        270,921         20,150        562,790          1,500         41,895
XL Capital, Ltd. Class A
(Bermuda)                                         26,960      2,516,716         39,300      3,668,655          4,800        448,080
Yasuda Fire & Marine
Insurance Company, Ltd.
(The) (Japan)                                     81,000        417,501             --             --             --             --
Zurich Financial
Services AG
(Switzerland)                                      1,145        265,598             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             57,815,932                    75,495,883                     7,836,163

Investment
Banking/Brokerage                                                  1.5%                          1.1%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
3i Group PLC (United
Kingdom)                                          46,470        520,711             --             --             --             --
Amvescap PLC (United
Kingdom)                                         132,964      1,834,454             --             --             --             --
Banca Fideuram SpA
(Italy)                                           50,100        402,451             --             --             --             --
Bear Stearns Companies,
Inc. (The)                                           600         37,650          1,500         94,125             --             --
BlackRock, Inc. (NON)                             27,800      1,239,880         53,600      2,390,560             --             --
Charles Schwab Corp.
(The)                                              7,050         92,285         16,400        214,676             --             --
Credit Suisse Group
(Switzerland)                                     61,345      2,326,024             --             --             --             --
Daishin Securities Co.
(South Korea)                                     12,000        244,649             --             --             --             --
Deutsche Bank AG
(Germany)                                         10,950        700,058             --             --             --             --
Eaton Vance Corp.                                     --             --         14,500        579,275         11,200        447,440
Federated Investors,
Inc.                                               1,100         35,585          2,500         80,875             --             --
Goldman Sachs Group,
Inc. (The)                                        15,714      1,418,189         30,800      2,779,700          4,350        392,588
Investment Technology
Group, Inc. (NON)                                    600         31,644          1,500         79,110             --             --
Investors Group, Inc.
(Canada)                                          14,485        254,341             --             --             --             --
John Nuveen Co. (The)
Class A                                            7,000        386,050         13,500        744,525             --             --
Julius Baer Holdings,
Ltd. AG Class B
(Switzerland)                                      3,030        971,373          6,640      2,128,686            897        287,565
Legg Mason, Inc.                                     500         26,540          1,100         58,388             --             --
Lehman Brothers
Holdings, Inc.                                    13,800        892,032         29,100      1,881,024          2,500        161,600
LG Investment and
Securities (NON)                                  24,400        393,548             --             --             --             --
Mediolanum SpA (Italy)                             4,480         40,403             --             --             --             --
Merrill Lynch & Company,
Inc.                                              70,300      3,893,214        165,500      9,165,390         37,400      2,071,212
Mizuho Holdings, Inc.
(Japan)                                               76        181,239             --             --             --             --
Morgan Stanley Dean
Witter & Co.                                      36,500      2,091,815         76,200      4,367,022          6,400        366,784
Nikko Securities Co.,
Ltd. (Japan)                                     284,000      1,253,792        589,000      2,600,294         77,000        339,937
Nomura Securites Co.,
Ltd. (Japan)                                      61,000        791,329             --             --             --             --
Orix Corp. (Japan)                                21,200      1,590,280         19,500      1,462,758          2,600        195,034
Orix Corp. 144A (Japan)                              400         30,005            900         67,512             --             --
Samsung Securities Co.,
Ltd. (South Korea) (NON)                          13,840        554,935             --             --             --             --
SEI Investments Co.                                1,200         51,372          2,800        119,868             --             --
Stilwell Financial, Inc.                           2,000         48,980          4,600        112,654             --             --
Student Loan Corp.                                 3,800        348,080          7,500        687,000             --             --
T Rowe Price Group, Inc.                             600         23,358          1,400         54,502             --             --
UBS AG (Switzerland)                              32,412      1,596,213          5,740        282,681            875         43,092
Van der Moolen Holding
NV (Netherlands)                                  63,170      1,851,255             --             --             --             --
Yuanta Core Pacific
Securities Co. (Taiwan) (NON)                    445,000        342,083             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             26,495,817                    29,950,625                     4,305,252

Leisure                                                            0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.                                      700         19,124          1,600         43,712             --             --
Harley-Davidson, Inc.                             26,538      1,463,040         51,300      2,828,169          7,800        430,014
Shimano, Inc. (Japan)                             17,900        220,187             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              1,702,351                     2,871,881                       430,014

Lodging/Tourism                                                    0.6%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Accor SA (France)                                 41,147      1,650,867         55,744      2,236,516          7,381        296,135
Airtours PLC (United
Kingdom)                                         384,980      1,353,892             --             --             --             --
Cendant Corp. (NON)                               49,100        942,720         98,700      1,895,040         11,900        228,480
Four Seasons Hotels,
Inc. (Canada)                                     22,300      1,188,144             --             --             --             --
Genting Berhad
(Malaysia)                                        78,000        285,316             --             --             --             --
Host Marriott Corp.                                3,600         43,020          8,400        100,380             --             --
Marriott International,
Inc. Class A                                      12,300        552,885         24,800      1,114,760          2,600        116,870
Orient-Express Hotels,
Ltd. Class A (Bermuda) (NON)                     104,519      2,142,640             --             --             --             --
P&O Princess Cruises PLC
(United Kingdom)                                 147,232      1,014,604             --             --             --             --
Resorts World Berhad
(Malaysia)                                       138,000        359,526             --             --             --             --
Royal Caribbean Cruises,
Ltd.                                              51,400      1,159,070         31,700        714,835          3,700         83,435
Starwood Hotels &
Resorts Worldwide, Inc.                            2,000         75,220          4,600        173,006             --             --
Tanjong PLC (Malaysia)                           200,000        526,316             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             11,294,220                     6,234,537                       724,920

Machinery                                                          0.5%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Alstom (France)                                    5,500         73,540             --             --             --             --
Applied Industrial
Technologies, Inc.                                11,000        211,750         22,100        425,425             --             --
Atlas Copco AB Class B
(Sweden)                                          12,631        286,677             --             --             --             --
Caterpillar, Inc.                                  1,500         85,275          3,400        193,290             --             --
Enodis PLC (United
Kingdom)                                         435,200        542,183             --             --             --             --
Enodis PLC Rights
(United Kingdom) (NON)                           261,120        144,995             --             --             --             --
FLIR Systems, Inc. (NON)                           9,103        434,668         17,612        840,973             --             --
Fuji Machine
Manufacturing Co., Ltd.
(Japan)                                           39,500        625,990             --             --             --             --
Gardner Denver, Inc. (NON)                        13,800        338,100         27,500        673,750             --             --
Hyundai Mobis (South
Korea)                                            25,320        603,039             --             --             --             --
Ingersoll-Rand Co. Class
A (Bermuda)                                        8,200        410,164         16,900        845,338          1,600         80,032
Kurita Water Industries,
Ltd. (Japan)                                      17,000        187,307             --             --             --             --
MAN AG (Germany)                                  49,900      1,255,632             --             --             --             --
Metso OYJ (Finland)                               44,200        535,862             --             --             --             --
NACCO Industries, Inc.
Class A                                            3,100        205,499          6,100        404,369             --             --
NEG Micon A/S (Denmark) (NON)                        800         28,031             --             --             --             --
Parker-Hannifin Corp.                             15,800        788,420         31,800      1,586,820          3,800        189,620
Presstek, Inc. (NON)                              12,500         72,500         24,100        139,780             --             --
Samsung Heavy Industries
(South Korea) (NON)                               75,000        364,599             --             --             --             --
Sandvik AB (Sweden)                               35,994        856,909         80,072      1,906,274         10,393        247,426
Schindler Holding AG
(Switzerland)                                        152        262,178             --             --             --             --
Tecumseh Products Co.
Class A                                            6,100        325,130         12,200        650,260             --             --
                                                          -------------                 -------------                 -------------
                                                              8,638,448                     7,666,279                       517,078

Manufacturing                                                      0.3%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Diebold, Inc.                                        600         24,444          1,400         57,036             --             --
Griffon Corp. (NON)                               36,600        613,050         70,700      1,184,225             --             --
Hyundai Heavy Industries
(South Korea) (NON)                               26,180        676,797             --             --             --             --
Illinois Tool Works,
Inc.                                               3,600        260,460          7,300        528,155            800         57,880
IMI PLC (United Kingdom)                         297,545      1,330,244             --             --             --             --
Kaman Corp.                                       19,000        322,050         34,900        591,555             --             --
Mettler-Toledo
International, Inc.
(Switzerland) (NON)                                6,200        280,612         12,000        543,120             --             --
Pentair, Inc.                                      1,000         44,970         25,500      1,146,735         17,700        795,969
Shaw Group, Inc. (NON)                            11,000        302,500         21,200        583,000             --             --
SKF AB Class B (Sweden)                            3,300         76,970             --             --             --             --
Tennant Co.                                        5,900        247,328          8,700        364,704             --             --
Tomkins PLC (United
Kingdom)                                          38,200        140,732             --             --             --             --
Zodiac SA (France)                                21,430        475,131             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              4,795,288                     4,998,530                       853,849

Media                                                              0.5%                          0.7%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc. (NON)                      112,185      2,653,175        226,100      5,347,265         26,200        619,630
EMI Group PLC (United
Kingdom)                                          26,200        135,225             --             --             --             --
Fox Entertainment Group,
Inc. Class A (NON)                                68,177      1,612,386        128,500      3,039,025         22,300        527,395
Intelligent Digital
Integrated Security
Company, Ltd. (South
Korea)                                            12,300        254,473             --             --             --             --
Liberty Media Corp.
Class A (NON)                                     70,600        892,384        149,200      1,885,888         11,000        139,040
Martha Stewart Living
Omnimedia Class A (NON)                           25,400        454,660         49,100        878,890             --             --
USA Networks, Inc. (NON)                          42,100      1,337,517         89,200      2,833,884          7,000        222,390
Walt Disney Co. (The)                             82,500      1,904,100        170,300      3,930,524         16,400        378,512
                                                          -------------                 -------------                 -------------
                                                              9,243,920                    17,915,476                     1,886,967

Medical Services                                                   0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises,
Inc. (NON)                                        90,100        648,720        173,700      1,250,640             --             --
Conventry Health Care,
Inc. (NON)                                        13,200        343,200         26,700        694,200             --             --
                                                          -------------                 -------------                 -------------
                                                                991,920                     1,944,840                            --

Medical Technology                                                 1.0%                          1.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Abiomed, Inc. (NON)                                6,600         73,260         12,700        140,970             --             --
Amersham PLC (United
Kingdom)                                          13,856        151,611             --             --             --             --
Apogent Technologies,
Inc. (NON)                                         1,200         29,616          2,800         69,104             --             --
Bausch & Lomb, Inc.                                  600         26,742          1,400         62,398             --             --
Baxter International,
Inc.                                              38,100      2,267,712         74,000      4,404,480         11,000        654,720
Beckman Coulter, Inc.                                700         35,749          1,600         81,712             --             --
Becton, Dickinson and
Co.                                                2,400         90,528          5,600        211,232             --             --
Bio-Rad Laboratories,
Inc. Class A (NON)                                 4,000        150,200          7,600        285,380             --             --
Biosite Diagnostics,
Inc. (NON)                                         9,800        242,550         18,900        467,775             --             --
Boston Scientific Corp. (NON)                      1,000         25,090          2,300         57,707             --             --
Bruker Daltronics, Inc. (NON)                      5,900         56,522         11,400        109,212             --             --
C.R. Bard, Inc.                                      600         35,430          1,400         82,670             --             --
Closure Medical Corp. (NON)                       10,700        210,576         20,700        407,376             --             --
Coloplast A/S (Denmark)                              400         25,825             --             --             --             --
Cyberonics, Inc. (NON)                            51,900        829,881        100,200      1,602,198             --             --
Cytyc Corp. (NON)                                  1,200         32,304          2,800         75,376             --             --
Dendreon Corp. (NON)                              30,100        186,319         58,200        360,258             --             --
DENTSPLY International,
Inc.                                                 900         33,354          2,100         77,826             --             --
Diagnostic Products
Corp.                                             28,300      1,222,560         55,100      2,380,320             --             --
Digene Corp. (NON)                                11,700        418,275         22,600        807,950             --             --
Inamed Corp. (NON)                                 7,100        233,590         13,600        447,440             --             --
Intermagnetics General
Corp. (NON)                                       26,104        711,334         50,460      1,375,035             --             --
Inverness Medical
Innovations, Inc. (NON)                            5,640        128,310         10,840        246,610             --             --
Med-Design Corp. (NON)                             3,400         47,770          6,500         91,325             --             --
Medtronic, Inc.                                   55,401      2,504,679        109,700      4,959,537         14,200        641,982
Mentor Corp.                                      42,500      1,533,400         82,000      2,958,560             --             --
Microvision, Inc. (NON)                            4,100         46,822          8,000         91,360             --             --
Millipore Corp.                                      500         22,120          1,100         48,664             --             --
Novoste Corp. (NON)                               14,600        120,450         28,200        232,650             --             --
Ocular Sciences, Inc. (NON)                       29,500        826,086         57,000      1,596,165             --             --
Pall Corp.                                        19,700        403,653         39,700        813,453          4,500         92,205
Possis Medical, Inc. (NON)                        39,700        782,090         76,600      1,509,020             --             --
Respironics, Inc. (NON)                            5,600        181,440         10,800        349,920             --             --
Smith & Nephew PLC
(United Kingdom)                                   2,000         11,689             --             --             --             --
SSL International PLC
(United Kingdom)                                  50,371        387,996             --             --             --             --
St. Jude Medical, Inc. (NON)                         700         54,005          1,600        123,440             --             --
Stryker Corp.                                      1,400         84,462          3,200        193,056             --             --
Sulzer Medica AG
(Switzerland)                                      3,100        285,791             --             --             --             --
Sybron Dental
Specialties, Inc. (NON)                              400          8,040            966         19,417             --             --
Synthes-Stratec, Inc.
(Switzerland)                                        734        482,406          1,309        860,313            173        113,701
Techne Corp. (NON)                                 7,900        217,803         15,400        424,578             --             --
Theragenics Corp. (NON)                           40,300        398,970         77,800        770,220             --             --
Varian Medical Systems,
Inc. (NON)                                        16,500        674,850         31,900      1,304,710             --             --
Viasys Healthcare, Inc. (NON)                        146          3,284            336          7,557             --             --
Zimmer Holdings, Inc. (NON)                       18,140        617,667         35,630      1,213,202          5,040        171,612
                                                          -------------                 -------------                 -------------
                                                             16,912,811                    31,320,176                     1,674,220

Metals                                                             1.3%                          0.7%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa, Inc.                                        6,836        257,991         15,860        598,556             --             --
Aluminum Corporation of
China, Ltd. (China) (NON)                      1,546,000        348,859             --             --             --             --
Anglo American Platinum
Corp. (South Africa)                              11,400        499,630             --             --             --             --
Anglo American PLC
(United Kingdom)                                 167,912      2,797,155             --             --             --             --
Arcelor (Luxembourg) (NON)                         2,000         27,387             --             --             --             --
BHP Billiton PLC (United
Kingdom)                                         151,600        863,932        312,957      1,783,467         74,157        422,603
BHP Billiton, Ltd.
(Australia)                                      447,133      2,719,928        406,724      2,474,118         51,068        310,649
Carpenter Technology
Corp.                                              7,200        208,368         14,100        408,054             --             --
China Steel Corp.
(Taiwan)                                         599,000        282,442             --             --             --             --
Compania Siderurgica
Nacional (Brazil)                                 12,000        216,444             --             --             --             --
Companhia Vale do Rio
Doce (CVRD) ADR
(Brazil)                                          38,600      1,022,900         29,500        781,750             --             --
Companhia Vale do Rio
Doce (CVRD) ADR
(Brazil) (NON)                                    16,000        438,240         28,600        783,354             --             --
Freeport-McMoRan Copper
& Gold, Inc. Class B (NON)                        36,400        641,368         72,700      1,280,974             --             --
Gerdau SA (Brazil)                                26,200        316,926             --             --             --             --
Gold Fields, Ltd. (South
Africa)                                           29,800        312,190             --             --             --             --
Gold Fields, Ltd. ADR
(South Africa)                                    13,100        136,502             --             --             --             --
Harmony Gold Mining Co.,
Ltd. ADR (South Africa)                           40,200        454,260             --             --             --             --
Impala Platinum
Holdings, Ltd. (South
Africa)                                            6,992        371,797             --             --             --             --
Kumba Resources, Ltd.
(South Korea) (NON)                               58,100        240,290             --             --             --             --
M.I.M. Holdings, Ltd.
(Australia)                                    1,356,220        976,967             --             --             --             --
Massey Energy Co.                                    600         10,140          1,400         23,660             --             --
Material Sciences Corp. (NON)                      8,100         84,645         16,100        168,245             --             --
Newmont Mining Corp.                                 200          5,538            600         16,614             --             --
Nucor Corp.                                          700         44,968          1,600        102,784             --             --
OneSteel, Ltd.
(Australia)                                        5,000          3,842             --             --             --             --
Pechiney SA Class A
(France)                                           9,774        520,870             --             --             --             --
Pohang Iron & Steel Co.,
Ltd. (South Korea)                                10,610      1,103,542          5,820        605,336             --             --
Pohang Iron & Steel Co.,
Ltd. ADR (South Korea)                            50,840      1,329,466         49,758      1,301,172             --             --
Poongsan Corp. (South
Korea)                                            17,000        213,333             --             --             --             --
Quanex Corp.                                      27,600        979,800         53,000      1,881,500             --             --
Reliance Steel &
Aluminum Co.                                       9,300        256,587         18,700        515,933             --             --
Rio Tinto PLC (United
Kingdom)                                         100,600      1,988,092         59,194      1,169,812          7,724        152,644
Rio Tinto, Ltd.
(Australia)                                       65,157      1,310,397         66,121      1,329,785         10,002        201,154
Ryerson Tull, Inc.                                60,000        657,000        115,900      1,269,105             --             --
Stillwater Mining Co. (NON)                       18,900        356,265         36,500        688,025             --             --
Umicore (Belgium)                                  5,600        241,237             --             --             --             --
Worthington Industries ,
Inc.                                              34,300        526,848         68,600      1,053,696             --             --
                                                          -------------                 -------------                 -------------
                                                             22,766,146                    18,235,940                     1,087,050

Natural Gas Utilities                                              0.3%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AGL Resources, Inc.                               10,600        249,100         21,200        498,200             --             --
Atmos Energy Corp.                                 7,400        174,640         14,900        351,640             --             --
Dynegy, Inc. Class A                              35,600      1,032,400         73,977      2,145,333          6,600        191,400
El Paso Corp.                                     22,200        977,466         45,300      1,994,559          4,900        215,747
Hong Kong and China Gas
Co., Ltd. (Hong Kong)                            411,280        572,130        566,600        788,196         66,600         92,647
KeySpan Corp.                                        500         18,195          1,100         40,029             --             --
National Fuel Gas Co.                              9,100        221,585         18,400        448,040          2,300         56,005
Sempra Energy                                      2,000         50,300          4,600        115,690             --             --
Snam Rete Gas SpA 144A
(Italy) (NON)                                    139,125        372,529             --             --             --             --
Southwestern Energy Co. (NON)                     30,200        379,916         60,400        759,832             --             --
Tokyo Gas Co., Ltd.
(Japan)                                          222,000        537,786        521,000      1,262,101         67,000        162,305
Williams Companies, Inc.
(The)                                                829         19,531          1,861         43,845             --             --
                                                          -------------                 -------------                 -------------
                                                              4,605,578                     8,447,465                       718,104

Office Equipment &
Supplies                                                           0.3%                          0.3%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Canon, Inc. (Japan)                               57,000      2,116,369         93,000      3,453,022         12,000        445,551
Hon Industries, Inc.                               6,900        196,029         13,900        394,899             --             --
Reynolds and Reynolds
Co. (The) Class A                                    800         24,000          1,800         54,000             --             --
Scansource, Inc. (NON)                             2,400        144,275          4,600        276,527             --             --
Sindo Ricoh Co., Ltd.
(South Korea)                                      5,800        257,914             --             --             --             --
Standard Register Co.
(The)                                             45,300      1,273,836         87,600      2,463,312             --             --
Steelcase, Inc.                                    1,500         25,125          3,400         56,950             --             --
Wallace Computer
Services, Inc.                                    35,000        707,000         67,500      1,363,500             --             --
                                                          -------------                 -------------                 -------------
                                                              4,744,548                     8,062,210                       445,551

Oil & Gas                                                          4.3%                          3.4%                          0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                 1,100         87,296          2,500        198,400             --             --
Anadarko Petroleum Corp.                             800         45,152          1,785        100,745             --             --
BG Group PLC (United
Kingdom)                                         215,750        935,378             --             --             --             --
BP PLC (United Kingdom)                          779,808      6,939,316             --             --         31,889        283,772
Brown (Tom), Inc. (NON)                            5,000        136,500          9,700        264,810             --             --
Burlington Resources,
Inc.                                               2,300         92,207          5,400        216,486             --             --
Cairn Energy PLC (United
Kingdom) (NON)                                    64,600        262,136             --             --             --             --
Canadian Natural
Resources (Canada)                                69,945      2,262,514             --             --             --             --
Chevron Texaco Corp.                              14,341      1,294,562         31,621      2,854,428          1,300        117,351
CNOOC, Ltd. (Hong Kong)                          294,500        366,256             --             --             --             --
Conoco, Inc.                                      55,700      1,625,326        118,646      3,462,090          9,200        268,456
Devon Energy Corp.                                18,300        883,341         36,800      1,776,336          4,400        212,388
ENI SpA (Italy)                                  163,453      2,395,056             --             --         19,689        288,502
Enterprise Oil PLC
(United Kingdom)                                  70,700        633,168             --             --             --             --
EOG Resources, Inc.                               28,700      1,164,072         71,100      2,883,816         22,800        924,768
Exco Resources, Inc. (NON)                         6,900        110,026         10,300        164,242             --             --
Exxon Mobil Corp.                                177,000      7,757,910        374,652     16,420,997         29,030      1,272,385
Frontier Oil Corp.                               119,103      2,558,332        229,199      4,923,195             --             --
Houston Exploration Co. (NON)                      4,600        142,600          8,900        275,900             --             --
KEY Production Company,
Inc. (NON)                                        27,100        513,545         52,300        991,085             --             --
Lukoil ADR (Russia)                                4,900        286,650             --             --             --             --
Magnum Hunter Resources,
Inc. (NON)                                        35,500        277,255         68,600        535,766             --             --
Marathon Oil Corp.                                25,900        745,920         54,600      1,572,480          4,500        129,600
Mol Magyar Olaj-es
Gazipari Rt (Hungary)                             14,700        261,125             --             --             --             --
OAO Gazprom ADR (Russia)                          18,000        255,780             --             --             --             --
Occidental Petroleum
Corp.                                              4,600        134,090         10,700        311,905             --             --
Patina Oul & Gas Corp.                             6,000        189,120         12,100        381,392             --             --
PetroChina Co., Ltd.
(Hong Kong)                                    1,976,000        407,888             --             --             --             --
Petroleo Brasileiro SA
-- Sao Paulo (Brazil)                              6,708        166,762             --             --             --             --
Petroleo Brasileiro SA
ADR (Brazil)                                     112,531      2,978,696         98,282      2,601,525             --             --
Petroleo Brasileiro SA
ADR (Brazil)                                      73,150      1,823,630             --             --             --             --
Phillips Petroleum Co.                            21,560      1,353,968         44,340      2,784,552          4,680        293,904
PTT Exploration &
Production Public Co.,
Ltd. (Thailand)                                  117,800        330,382             --             --             --             --
Range Resources Corp. (NON)                       42,400        220,056         84,700        439,593             --             --
Repsol SA (Spain)                                  9,000        113,430             --             --             --             --
Royal Dutch Petroleum
Co. (Netherlands)                                 87,201      4,772,559             --             --             --             --
Royal Dutch Petroleum
Co. ADR (Netherlands)                             42,600      2,314,032         86,100      4,676,952         10,100        548,632
Sasol, Ltd. (South
Africa)                                           74,200        824,444             --             --             --             --
Shell Transport &
Trading Co. PLC (United
Kingdom)                                       1,003,425      7,471,978      1,954,743     14,555,943        254,148      1,892,506
Statoil ASA (Norway)                             117,847        934,298             --             --             --             --
Suncor Energy, Inc.
(Canada)                                          18,900        681,263         46,483      1,675,509             --             --
Surgutneftegaz ADR
(Russia)                                          81,700      1,470,600             --             --             --             --
Technip-Coflexip SA
(France)                                           3,350        460,779             --             --             --             --
TotalFinaElf SA Class B
(France)                                          64,912     10,021,076        124,390     19,203,254         16,091      2,484,119
TotalFinaElf SA ADR
(France)                                          28,500      2,183,100         42,000      3,217,200          5,100        390,660
Unocal Corp.                                      37,200      1,448,940         76,500      2,979,675          7,300        284,335
Valero Energy Corp.                                4,626        229,080          9,430        466,974            900         44,568
Westport Resources Corp. (NON)                    28,600        561,990         55,100      1,082,715             --             --
XTO Energy, Inc.                                  47,225        946,861         91,150      1,827,558             --             --
YUKOS (Russia) (NON)                             253,800      2,124,306             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             76,194,751                    92,845,523                     9,435,946

Paper & Forest Products                                            1.0%                          0.6%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abitibi-Consolidated,
Inc. -- Toronto
Exchange (Canada)                                124,000      1,107,698             --             --             --             --
Abitibi-Consolidated,
Inc. (Canada)                                     78,800        701,320        158,600      1,411,540         18,900        168,210
Albany International
Corp.                                             18,500        560,550         37,000      1,121,100             --             --
Aracruz Celulose SA ADR
(Brazil)                                          42,745        882,684             --             --             --             --
Aracruz Celulose SA ADR
-- Sao Paulo Exchange
(Brazil)                                          62,400        128,131             --             --             --             --
Bemis Company, Inc.                                  300         16,305            700         38,045             --             --
Boise Cascade Corp.                               14,400        521,856         29,250      1,060,020          3,100        112,344
Compania de Petroleos de
Chile SA (COPEC)
(Chile)                                          109,100        383,509             --             --             --             --
Georgia-Pacific Corp.                              3,384        101,351          7,995        239,450             --             --
International Paper Co.                           29,265      1,258,688         60,460      2,600,385          6,200        266,662
Jefferson Smurfit Group
PLC -- London Exchange
(Ireland)                                        198,000        470,794             --             --             --             --
Jefferson Smurfit Group
PLC -- Dublin Exchange
(Ireland)                                        558,400      1,280,906             --             --             --             --
M-real OYJ Class B
(Finland)                                        111,400        837,546             --             --             --             --
MeadWestvaco Corp.                                 1,200         39,780          2,800         92,820             --             --
Norske Skogindustrier
ASA (Norway)                                      18,003        341,530             --             --             --             --
Norske Skogindustrier
ASA 144A (Norway)                                 49,611        941,156             --             --             --             --
P.H. Glatfelter Co.                               14,700        263,718         19,600        351,624             --             --
Rock-Tenn Co. Class A                              8,300        178,035         16,100        345,345             --             --
Sappi, Ltd. (South
Africa)                                           75,333        983,182             --             --             --             --
Sealed Air Corp. (NON)                               900         42,372          2,100         98,868             --             --
Silgan Holdings, Inc. (NON)                        4,700        157,121          9,000        300,870             --             --
Smurfit-Stone Container
Corp. (NON)                                       67,200      1,151,808        141,000      2,416,740         12,200        209,108
Sonoco Products Co.                               32,600        932,686         65,800      1,882,538          7,700        220,297
Stora Enso OYJ (Finland)                          73,295        926,955        151,598      1,917,245         19,829        250,775
Svenska Cellulosa AB SCA
Class B (Sweden)                                  34,975      1,087,680             --             --             --             --
Temple Inland, Inc.                                  400         22,688            900         51,048             --             --
Uni-Charm Corp. (Japan)                            1,700         46,698             --             --             --             --
UPM-Kymmene OYJ
(Finland)                                         31,630      1,081,437             --             --             --             --
Votorantim Celulose e
Papel SA ADR (Brazil) (NON)                        5,100         95,574             --             --             --             --
Weyerhaeuser Co.                                  11,500        722,890         24,400      1,533,784          1,800        113,148
                                                          -------------                 -------------                 -------------
                                                             17,266,648                    15,461,422                     1,340,544

Pharmaceuticals                                                    5.7%                          5.5%                          2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                               26,700      1,404,420         58,000      3,050,800          3,100        163,060
Allergan, Inc.                                    18,400      1,189,560         35,400      2,288,610          5,600        362,040
Andrx Group (NON)                                 24,700        937,118         46,400      1,760,416          8,250        313,005
AstraZeneca PLC (United
Kingdom)                                         173,930      8,635,260        338,003     16,781,141         43,947      2,181,877
AstraZeneca PLC --
Stockholm Exchange
(United Kingdom)                                   9,400        467,544             --             --             --             --
Aventis SA (France)                               32,382      2,236,892         44,432      3,069,284          5,636        389,325
AVI BioPharma, Inc. (NON)                          7,700         62,524         14,800        120,176             --             --
Bayer AG (Germany)                                 8,300        281,607             --             --             --             --
Bristol-Myers Squibb Co.                          37,600      1,522,424         80,500      3,259,445          5,100        206,499
Chugai Pharmaceutical
Co., Ltd. (Japan)                                 78,000        881,186             --             --             --             --
Cima Labs, Inc. (NON)                              4,900        130,585          9,500        253,175             --             --
Daiichi Pharmaceutical
Company, Ltd. (Japan)                             92,000      1,718,361             --             --             --             --
Dong-A Pharmaceutical
(South Korea)                                      9,733        194,763             --             --             --             --
Dr. Reddy's
Laboratories, Ltd. ADR
(India)                                            7,518        166,223             --             --             --             --
Egis Rt (Hungary)                                 13,142        695,631             --             --             --             --
Eisai Co., Ltd. (Japan)                           52,000      1,283,224             --             --             --             --
Elan Corp. PLC ADR
(Ireland) (NON)                                    6,600         91,806         22,445        312,210         17,125        238,209
Endo Pharmaceuticals
Holdings, Inc. (NON)                              20,400        206,040         39,400        397,940             --             --
Enzon, Inc. (NON)                                 26,100      1,155,969         49,100      2,174,639          8,700        385,323
First Horizon
Pharmaceutical Corp. (NON)                        15,300        342,108         29,400        657,384             --             --
Forest Laboratories,
Inc. (NON)                                         1,200         98,040          2,800        228,760             --             --
Fujisawa Pharmaceutical
Co. (Japan)                                       11,000        241,567             --             --             --             --
GlaxoSmithKline PLC
(United Kingdom)                                 337,098      7,938,541        418,827      9,863,230         53,411      1,257,810
H. Lundbeck A/S
(Denmark)                                            700         20,131             --             --             --             --
IVAX Corp. (NON)                                     375          6,019            812         13,033             --             --
Johnson & Johnson                                109,072      7,084,226        227,938     14,804,573         35,060      2,277,147
K-V Pharamceuticals Co. (NON)                      9,600        313,920         18,500        604,950             --             --
King Pharmaceuticals,
Inc. (NON)                                        60,033      2,101,755        114,233      3,999,297         19,099        668,656
Lilly (Eli) & Co.                                 62,100      4,732,020        120,524      9,183,929         17,900      1,363,980
Medicines Co. (NON)                                4,600         65,596          9,000        128,340             --             --
Medicis Pharmaceutical
Corp. Class A (NON)                                2,800        155,400          5,400        299,700             --             --
Merck & Company, Inc.                             93,000      5,354,940        188,600     10,859,588         20,400      1,174,632
Mitsubishi Pharma Corp.
(Japan)                                           68,000        661,988             --             --             --             --
Mylan Laboratories, Inc.                             800         23,568          1,800         53,028             --             --
Novartis AG
(Switzerland)                                    155,350      6,112,177         56,038      2,204,790          7,143        281,038
Omega Pharma SA
(Belgium)                                          5,500        226,663             --             --             --             --
Pain Therapeutics, Inc. (NON)                     10,200         97,512         19,700        188,332             --             --
Perrigo Co. (NON)                                116,400      1,390,980        224,400      2,681,580             --             --
Pfizer, Inc.                                     305,375     12,135,603        597,925     23,761,540         83,860      3,332,596
Pharmacia Corp.                                   51,300      2,312,604        127,395      5,742,967         31,552      1,422,364
Pharmacia Corp. --
Stockholm Exchange                                 4,288        194,230             --             --             --             --
Ranbaxy Laboratories,
Ltd. (India)                                      18,918        340,974             --             --             --             --
Roche Holding AG
(Switzerland)                                      7,550        587,142             --             --             --             --
Sankyo Company, Ltd.
(Japan)                                           95,000      1,451,777         79,000      1,207,267         12,000        183,382
Sanofi-Synthelabo SA
(France)                                         115,502      7,414,526        155,438      9,978,175         19,905      1,277,780
Schering AG (Germany)                              1,869        109,220             --             --             --             --
Schering-Plough Corp.                            150,800      4,720,040        291,700      9,130,210         44,100      1,380,330
Shionogi & Co., Ltd.
(Japan)                                           41,000        643,574         71,000      1,114,482         10,000        156,969
Takeda Chemical
Industries, Ltd.
(Japan)                                           63,000      2,553,090             --             --             --             --
Taro Pharmaceuticals
Industries, Ltd.
(Israel) (NON)                                    10,700        303,345             --             --             --             --
Teva Pharmaceutical
Industries, Ltd. ADR
(Israel)                                          13,700        748,979             --             --             --             --
Wyeth                                             69,500      4,562,675        134,500      8,829,925         20,300      1,332,695
Yamanouchi
Pharmaceutical Co.,
Ltd. (Japan)                                      58,000      1,448,796             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             99,754,863                   149,002,916                    20,348,717

Photography/Imaging                                                0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Eastman Kodak Co.                                  3,100         96,627          7,200        224,424             --             --
Ikon Office Solutions,
Inc.                                              73,100        856,732        140,200      1,643,144             --             --
Imation Corp. (NON)                               37,000        981,610         71,200      1,888,936             --             --
Olympus Optical Co.,
Ltd. (Japan)                                      51,000        635,046         12,000        149,423             --             --
Xerox Corp.                                        5,000         53,750         11,600        124,700             --             --
                                                          -------------                 -------------                 -------------
                                                              2,623,765                     4,030,627                            --

Power Producers                                                     --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Mirant Corp. (NON)                                10,153        146,711         23,564        340,500             --             --

Publishing                                                         0.6%                          0.3%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Dai Nippon Printing Co.,
Ltd. (Japan)                                      36,000        404,528             --             --             --             --
EMAP PLC (United
Kingdom)                                           1,600         18,783             --             --             --             --
Eniro AB (Sweden)                                168,578      1,367,628             --             --             --             --
Eniro AB 144A (Sweden)                             4,000         32,451             --             --             --             --
Gannett Co., Inc.                                  1,000         76,100          2,400        182,640             --             --
Hurriyet Gazetecilik Ve
Matbaacilik A.S.
(Turkey) (NON)                                80,591,100        319,949             --             --             --             --
Kadokawa Shoten
Publishing Co., Ltd.
(Japan)                                            3,300         63,505             --             --             --             --
Knight-Ridder, Inc.                                  800         54,952          1,900        130,511             --             --
McGraw-Hill Companies,
Inc. (The)                                         1,500        102,375          3,400        232,050             --             --
New York Times Co. (The)
Class A                                            1,000         47,860          2,300        110,078             --             --
Quebecor World, Inc.
(Canada)                                          83,680      2,187,472             --             --             --             --
Scholastic Corp. (NON)                             6,200        335,978         11,950        647,571             --             --
Singapore Press
Holdings, Ltd.
(Singapore)                                       54,300        724,589        108,000      1,441,172         13,000        173,474
Tribune Co.                                       17,200        781,912         36,050      1,638,833          3,100        140,926
Trinity Mirror PLC
(United Kingdom)                                 304,204      2,115,819             --             --             --             --
United Business Media
PLC (United Kingdom)                              81,267        706,976        190,289      1,655,404         24,653        214,467
VNU NV (Netherlands)                              11,905        377,961         26,826        851,674          3,413        108,356
Wolters Kluwer NV
(Netherlands)                                      3,300         69,078             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              9,787,916                     6,889,933                       637,223

Railroads                                                          0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp.                                     4,900        147,882         11,300        341,034             --             --
CSX Corp.                                         12,600        480,186         26,800      1,021,348          2,000         76,220
East Japan Railway Co.
(Japan)                                               47        197,562             --             --             --             --
GATX Corp.                                           600         19,080          1,400         44,520             --             --
Union Pacific Corp.                               33,300      2,069,262         66,800      4,150,952          8,200        509,548
                                                          -------------                 -------------                 -------------
                                                              2,913,972                     5,557,854                       585,768

Real Estate                                                        0.6%                          0.7%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Alexandria Real Estate
Equities, Inc. (R)                                 4,100        182,860          8,300        370,180             --             --
Archstone-Smith Trust (R)                         37,300        999,267         75,100      2,011,929          9,100        243,789
Avalonbay Communities,
Inc. (R)                                             500         24,900          1,100         54,780             --             --
Ayala Land, Inc.
(Philippines)                                  1,116,000        151,077             --             --             --             --
Boston Properties, Inc. (R)                        3,900        153,855          7,700        303,765          1,000         39,450
Brandywine Realty Trust (R)                        6,500        155,350         13,100        313,090             --             --
CBL & Associates
Properties (R)                                     4,900        173,215          9,500        335,825             --             --
Cheung Kong Holdings,
Ltd. (Hong Kong)                                 215,876      1,930,529        464,500      4,153,915         59,300        530,306
Duke Realty Investments,
Inc. (R)                                             800         20,800          1,800         46,800             --             --
Equity Office Properties
Trust (R)                                         32,597        977,584         66,744      2,001,653          6,800        203,932
Equity Residential
Properties Trust (R)                              61,800      1,776,132        124,100      3,566,634         14,900        428,226
Essex Property Trust,
Inc. (R)                                           3,800        198,284          7,300        380,914             --             --
Gables Residential Trust (R)                       3,000         93,150          5,800        180,090             --             --
Glimcher Realty Trust (R)                          9,100        168,805         17,600        326,480             --             --
Health Care REIT, Inc. (R)                         6,900        192,648         13,200        368,544             --             --
Henderson Land
Development Co., Ltd.
(Hong Kong)                                       53,000        220,845             --             --             --             --
Keppel Land, Ltd.
(Singapore)                                       23,000         22,457             --             --             --             --
LNR Property Corp.                                19,900        697,893         38,200      1,339,674             --             --
Meritage Corp. (NON)                               9,500        607,050         18,300      1,169,370             --             --
Mills Corp. (R)                                    5,200        145,392         10,000        279,600             --             --
National Golf
Properties, Inc. (R)                              21,700        160,580         41,900        310,060             --             --
Nationwide Health
Properties, Inc. (R)                               8,500        171,275         16,400        330,460             --             --
Post Properties, Inc. (R)                          9,000        302,400         17,300        581,280             --             --
Prentiss Properties
Trust (R)                                          6,500        191,880         13,200        389,664             --             --
Security Capital Group,
Inc. Class B (R) (NON)                             2,000         50,940          4,600        117,162             --             --
SL Green Realty Corp. (R)                          5,700        191,520         10,900        366,240             --             --
SM Prime Holdings
(Philippines)                                  1,101,000        140,406             --             --             --             --
Sun Hung Kai Properties,
Ltd. (Hong Kong)                                  36,000        273,476             --             --             --             --
Vornado Realty Trust (R)                           1,500         66,240          3,500        154,560             --             --
Weingarten Realty
Investors (R)                                      5,100        262,140          9,900        508,860             --             --
                                                          -------------                 -------------                 -------------
                                                             10,702,950                    19,961,529                     1,445,703

Regional Bells                                                     0.6%                          0.9%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
BellSouth Corp.                                   66,400      2,447,504        137,900      5,082,994         12,600        464,436
SBC Communications, Inc.                         116,800      4,372,992        242,950      9,096,048         22,700        849,888
Verizon Communications,
Inc.                                              97,236      4,438,823        202,224      9,231,526         18,200        830,830
                                                          -------------                 -------------                 -------------
                                                             11,259,319                    23,410,568                     2,145,154

Restaurants                                                        0.3%                          0.4%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. (NON)                                150              2             --             --             --             --
California Pizza
Kitchen, Inc. (NON)                                6,300        157,563         12,200        305,122             --             --
CBRL Group, Inc.                                  32,800        933,816         63,000      1,793,610             --             --
Darden Restaurants, Inc.                          11,300        458,667         24,000        974,160          1,700         69,003
McDonald's Corp.                                  56,200      1,559,550        115,800      3,213,450         11,800        327,450
Panera Bread Co. (NON)                             3,000        191,130          5,800        369,518             --             --
Papa Johns
International, Inc. (NON)                         16,200        451,656         31,200        869,856             --             --
Starbucks Corp. (NON)                             60,700      1,403,991        114,200      2,641,446         20,200        467,226
Tricon Global
Restaurants, Inc. (NON)                            7,200        423,216         15,300        899,334          1,300         76,414
Wendy's International,
Inc.                                               1,200         41,976          2,800         97,944             --             --
                                                          -------------                 -------------                 -------------
                                                              5,621,567                    11,164,440                       940,093

Retail                                                              3.5%                          3.7%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
1-800-FLOWERS. COM, Inc. (NON)                    19,900        271,038         38,400        523,008             --             --
Aaron Rents, Inc.                                 12,300        281,055         20,500        468,425             --             --
Adidas-Salomon AG
(Germany)                                            700         50,064             --             --             --             --
Albertsons, Inc.                                   8,600        285,004         19,900        659,486             --             --
Alloy, Inc. (NON)                                 20,100        302,103         38,800        583,164             --             --
AutoZone, Inc. (NON)                               1,200         82,620          2,800        192,780             --             --
Bed Bath & Beyond, Inc. (NON)                     60,800      2,052,000        114,600      3,867,750         20,100        678,375
Best Buy Companies, Inc. (NON)                       800         63,360          1,800        142,560             --             --
Big C Supercenter PCL
ADR (Thailand) (NON)                             142,400         79,220             --             --             --             --
Brown Shoe Company, Inc.                          22,100        430,066         44,300        862,078             --             --
Burlington Coat Factory
Warehouse Corp.                                   28,300        544,775         55,100      1,060,675             --             --
Carrefour Supermarche SA
(France)                                           8,720        410,702             --             --             --             --
Castorama Dubois
Investissement SA
(France)                                             600         32,812             --             --             --             --
Chico's FAS, Inc. (NON)                           11,625        391,763         22,500        758,250             --             --
Circuit City
Stores-Circuit City
Group                                                500          9,020          1,100         19,844             --             --
Companhia Brasileira de
Distribuicao Grupo Pao
de Acucar ADR (Brazil) (NON)                      13,150        298,505             --             --             --             --
CVS Corp.                                          1,600         54,928          3,700        127,021             --             --
Distribucion y Servicio
D&S SA ADR (Chile)                                18,600        267,840             --             --             --             --
Dixons Group PLC (United
Kingdom)                                         147,000        547,316        229,600        854,855         29,100        108,346
Dollar Tree Stores, Inc. (NON)                       700         22,967          1,600         52,496             --             --
Factory 2-U Stores, Inc. (NON)                     3,400         43,860          6,600         85,140             --             --
Fast Retailing Co., Ltd.
(Japan)                                           16,700        415,893         10,400        258,999          1,400         34,865
Federated Department
Stores, Inc. (NON)                                23,600        964,060         48,700      1,989,395          4,800        196,080
Finish Line Class A (NON)                         29,500        544,275         57,000      1,051,650             --             --
Foot Locker, Inc. (NON)                           88,912      1,438,596        167,000      2,702,060         29,400        475,692
Fred's, Inc. Class A                              27,450        988,200         53,850      1,938,600             --             --
Gap, Inc. (The)                                    8,100        121,824         18,800        282,752             --             --
Giordano International,
Ltd. (Hong Kong)                                 448,000        267,091             --             --             --             --
Great Atlantic & Pacific
Tea Co. (NON)                                     15,500        432,140         31,000        864,280             --             --
Grupo Elektra SA de CV
(Mexico)                                         351,400        292,499             --             --             --             --
GUS PLC (United Kingdom)                         145,118      1,446,333             --             --             --             --
Gymboree Corp. (The) (NON)                        18,700        275,825         36,100        532,475             --             --
Hollywood Entertainment
Corp. (NON)                                       20,300        341,040         39,200        658,560             --             --
Home Depot, Inc. (The)                            53,000      2,576,330        105,400      5,123,494         13,200        641,652
Hughes Supply, Inc.                               16,100        627,256         31,000      1,207,760             --             --
Intertan, Inc. (Canada) (NON)                     12,700        144,145         24,600        279,210             --             --
JC Penney Company, Inc.                           54,100      1,120,411        141,500      2,930,465         35,900        743,489
Jones Apparel Group,
Inc. (NON)                                         1,500         52,425          3,400        118,830             --             --
Kingfisher Leisure PLC
(United Kingdom)                                  20,662        113,850         47,693        262,793          7,014         38,648
Kohl's Corp. (NON)                                40,518      2,882,856         76,200      5,421,630         13,400        953,410
Kojima Co., Ltd. (Japan)                           5,500         46,944             --             --             --             --
Koninklijke Ahold NV
(Netherlands)                                     10,090        264,719             --             --             --             --
Koninklijke Vendex KRB
NV (Netherlands)                                  59,900        799,868             --             --             --             --
Kroger Co. (NON)                                  66,800      1,480,288        136,200      3,018,192         14,500        321,320
La Rinascente SpA
(Italy)                                            3,300         12,463             --             --             --             --
Lands' End, Inc. (NON)                             8,800        394,856         17,500        785,225             --             --
Limited, Inc. (The)                               83,250      1,490,175        180,650      3,233,635         11,600        207,640
Loblaw Companies, Ltd.
(Canada)                                             530         19,356             --             --             --             --
Longs Drug Stores, Inc.                           28,100        783,147         54,200      1,510,554             --             --
Lowe's Companies, Inc.                            59,909      2,605,442        115,300      5,014,397         17,860        776,731
Marks & Spencer PLC
(United Kingdom)                                  16,919         92,804             --             --             --             --
May Department Stores
Co.                                                9,500        331,075         19,550        681,318          1,900         66,215
Metro AG (Germany)                                31,961      1,073,241         68,063      2,285,535          8,726        293,016
Movie Gallery, Inc. (NON)                         22,300        382,891         43,000        738,310             --             --
Nash Finch Co.                                    18,600        506,850         36,000        981,000             --             --
Next PLC (United
Kingdom)                                         120,703      1,864,648             --             --             --             --
Office Depot, Inc. (NON)                         124,800      2,477,280        246,000      4,883,100         33,800        670,930
OfficeMax, Inc. (NON)                             32,600        181,908         65,200        363,816             --             --
Pacific Sunwear of
California, Inc. (NON)                             8,300        204,180         16,000        393,600             --             --
Pathmark Stores, Inc. (NON)                       14,200        340,090         28,400        680,180             --             --
Pep Boys (The)-Manny,
Moe, & Mack                                       34,000        565,760         65,600      1,091,584             --             --
PETsMART, Inc. (NON)                             186,200      2,524,872        358,800      4,865,328             --             --
Regis Corp.                                        5,000        140,400          9,700        272,376             --             --
Rent-A-Center, Inc. (NON)                         14,000        715,260         27,000      1,379,430             --             --
Rite Aid Corp. (NON)                              29,300        101,378        184,422        638,100        100,482        347,668
Ross Stores, Inc.                                  1,300         49,179          3,000        113,490             --             --
Ruddick Corp.                                     14,700        244,608         29,400        489,216             --             --
Safeway, Inc. (NON)                               11,400        513,228         24,000      1,080,480          2,000         90,040
Sears, Roebuck & Co.                               6,000        307,620         14,000        717,780             --             --
Seven-Eleven Japan Co.,
Ltd. (Japan)                                      45,000      1,399,140             --             --             --             --
Shinsegae Department
Store (South Korea)                                4,700        740,353             --             --             --             --
ShopKo Stores, Inc. (NON)                         24,100        436,210         48,200        872,420             --             --
Signet Group PLC (United
Kingdom)                                         303,015        517,719             --             --             --             --
Staples, Inc. (NON)                               11,900        237,643         27,600        551,172             --             --
SUPERVALU, Inc.                                    3,600         92,880          8,400        216,720             --             --
Talbots, Inc. (The)                               41,194      1,458,268         77,400      2,739,960         13,700        484,980
Target Corp.                                       3,700        159,544          8,600        370,832             --             --
Tesco PLC (United
Kingdom)                                         599,709      2,057,816      1,144,322      3,926,578        188,249        645,950
TJX Companies, Inc.
(The)                                             21,500        860,215         45,400      1,816,454          3,300        132,033
United Natural Foods,
Inc. (NON)                                        19,900        495,709         38,400        956,544             --             --
Walgreen Co.                                       4,400        172,436         10,200        399,738             --             --
Wal-Mart de Mexico SA de
CV Ser. C (Mexico)                               180,500        518,845             --             --             --             --
Wal-Mart de Mexico SA de
CV Ser. V (Mexico)                               307,200      1,009,192             --             --             --             --
Wal-Mart Stores, Inc.                            117,400      7,195,446        227,600     13,949,604         33,750      2,068,538
Weiss Markets, Inc.                                4,100        124,435          8,300        251,905             --             --
Wet Seal, Inc. (The) (NON)                        46,350      1,617,152         89,450      3,120,911             --             --
Whole Foods Market, Inc. (NON)                     1,000         45,690          2,400        109,656             --             --
Woolworths, Ltd.
(Australia)                                        7,591         50,551             --             --             --             --
Woolworths, PLC (United
Kingdom)                                           8,200          5,487             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                             61,275,328                   100,379,625                     9,975,618

Schools                                                            0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp. (NON)                      11,900        471,240         23,000        910,800             --             --
Education Management
Corp. (NON)                                        6,600        278,322         12,700        535,559             --             --
MemberWorks, Inc. (NON)                           14,400        272,592         27,800        526,254             --             --
                                                          -------------                 -------------                 -------------
                                                              1,022,154                     1,972,613                            --

Semiconductor                                                      0.5%                          0.5%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Advantest Corp. (Japan)                            2,000        150,177             --             --          1,300         97,615
Applied Materials, Inc. (NON)                     25,700      1,394,739         51,200      2,778,624          6,300        341,901
ASML Holding NV
(Netherlands) (NON)                               10,500        264,669             --             --             --             --
Cohu, Inc.                                         6,100        173,789         11,700        333,333             --             --
Cymer, Inc. (NON)                                  8,200        407,212         15,300        759,798          2,700        134,082
DuPont Photomasks, Inc. (NON)                     25,500      1,326,000         49,200      2,558,400             --             --
GSI Lumonics, Inc.
(Canada) (NON)                                    61,600        622,160             --             --             --             --
KLA-Tencor Corp. (NON)                            27,900      1,855,350         53,800      3,577,700          8,300        551,950
LAM Research Corp. (NON)                           1,400         41,048          3,200         93,824             --             --
Mykrolis Corp. (NON)                                 338          5,168            744         11,376             --             --
Novellus Systems, Inc. (NON)                      19,900      1,077,386         38,100      2,062,734          6,300        341,082
Orbotech, Ltd. (Israel) (NON)                      6,000        188,520             --             --             --             --
Photronics, Inc. (NON)                            17,333        584,642         33,484      1,129,415             --             --
Semitool, Inc. (NON)                              23,700        308,337         45,800        595,858             --             --
Simplex Solutions, Inc. (NON)                     11,200        111,216         21,700        215,481             --             --
Testech, Inc. (South
Korea)                                            17,000         83,283             --             --             --             --
Tokyo Electron, Ltd.
(Japan)                                            2,500        173,760             --             --             --             --
Zygo Corp. (NON)                                   3,100         50,282          5,900         95,698             --             --
                                                          -------------                 -------------                 -------------
                                                              8,817,738                    14,212,241                     1,466,630

Shipping                                                           0.2%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Airborne, Inc.                                    61,900      1,082,631        118,800      2,077,812             --             --
China Shipping
Development Co. (China)                        1,260,000        242,320             --             --             --             --
Cosco Pacific Ltd. (Hong
Kong)                                            410,000        278,604             --             --             --             --
Exel PLC (United
Kingdom)                                          24,715        305,442             --             --             --             --
Expeditors International
of Washington, Inc.                                  600         36,600          1,400         85,400             --             --
Frontline, Ltd. -- Oslo
Exchange (Norway)                                 94,900      1,085,566             --             --             --             --
Frontline, Ltd.- London
Exchange (Norway)                                  2,500         28,000             --             --             --             --
Horizon Offshore, Inc. (NON)                       9,700        113,781         18,700        219,351             --             --
                                                          -------------                 -------------                 -------------
                                                              3,172,944                     2,382,563                            --

Software                                                           2.0%                          2.2%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc. (NON)                             8,600        256,538         17,750        529,483             --             --
Acxiom Corp. (NON)                                   700         11,998         32,900        563,906         24,600        421,644
Aether Systems, Inc. (NON)                       100,100        437,437        193,100        843,847             --             --
Akamai Technologies,
Inc. (NON)                                        61,300        245,261        118,400        473,718             --             --
Amdocs, Ltd. (Guernsey) (NON)                      8,024        213,840             --             --             --             --
Ansoft Corp. (NON)                                14,559        267,158         28,168        516,883             --             --
Ansys, Inc. (NON)                                 24,400        661,240         47,100      1,276,410             --             --
Autodesk, Inc.                                     1,000         46,690          2,300        107,387             --             --
Avid Technology, Inc. (NON)                       55,500        772,005        106,800      1,485,588             --             --
BEA Systems, Inc. (NON)                            7,400        101,454         17,400        238,554             --             --
BMC Software, Inc. (NON)                          37,000        719,650         76,100      1,480,145          7,700        149,765
Cadence Design Systems,
Inc. (NON)                                         1,600         36,176          3,700         83,657             --             --
Check Point Software
Technologies, Ltd.
(Israel) (NON)                                    71,298      2,167,459         85,800      2,608,320         15,170        461,168
Citrix Systems, Inc. (NON)                         1,700         29,376          4,200         72,576             --             --
Cognos, Inc. (Canada) (NON)                        8,500        233,325             --             --             --             --
Computer Associates
International, Inc.                               24,381        533,700         50,107      1,096,842          4,900        107,261
Compuware Corp. (NON)                              2,400         30,984          5,600         72,296             --             --
Dassault Systemes SA
(France)                                           2,800        135,784             --             --             --             --
Datastream Systems, Inc. (NON)                     4,900         44,100          9,400         84,600             --             --
Documentum, Inc. (NON)                            18,200        463,190         35,000        890,750             --             --
Electronic Arts, Inc. (NON)                        3,800        231,040          8,800        535,040             --             --
Entrust Technologies,
Inc. (NON)                                        14,500         73,660         27,900        141,732             --             --
FileNET Corp. (NON)                               20,600        352,054         39,800        680,182             --             --
Hyperion Solutions Corp. (NON)                     7,900        213,379         15,700        424,057             --             --
I2 Technologies, Inc. (NON)                        1,400          7,084          3,200         16,192             --             --
Infosys Technologies,
Ltd. (India) (NON)                                16,320      1,251,027             --             --             --             --
J.D. Edwards & Co. (NON)                          30,800        555,632         59,500      1,073,380             --             --
JDA Software Group, Inc. (NON)                    11,200        357,056         21,400        682,232             --             --
Kana Communications,
Inc. (NON)                                        46,680        840,240         90,730      1,633,140             --             --
Kronos, Inc. (NON)                                32,750      1,538,595         63,200      2,969,136             --             --
Microsoft Corp. (NON) (SEG)                      212,600     12,821,906        415,000     25,028,650         58,500      3,528,135
Misys PLC (United
Kingdom)                                         202,030        843,535             --             --             --             --
NETIQ Corp. (NON)                                  4,300         93,783          8,300        181,023             --             --
Network Associates, Inc.
(NON)                                             21,800        527,560         42,900      1,038,180             --             --
NTT Data Corp. (Japan)                               184        784,574             --             --             --             --
Oracle Corp. (NON)                                78,500      1,004,800        155,300      1,987,840         20,000        256,000
Parametric Technology
Corp. (NON)                                       10,500         63,420         23,800        143,752             --             --
PeopleSoft, Inc. (NON)                            20,600        752,518         38,700      1,413,711          6,700        244,751
Red Hat, Inc. (NON)                               20,500        117,035         39,400        224,935             --             --
Roxio, Inc. (NON)                                 18,300        415,227         35,300        800,957             --             --
S1 Corp. (NON)                                    56,400        870,816        108,400      1,673,696             --             --
Sage Group (The) PLC
(United Kingdom)                                   3,665         11,793             --             --             --             --
SAP AG (Germany)                                   4,100        622,227             --             --             --             --
Siebel Systems, Inc. (NON)                        38,000      1,239,180         72,100      2,351,181         12,300        401,103
Support.com, Inc. (NON)                           38,000        114,760         73,300        221,366             --             --
Sybase, Inc. (NON)                                 8,866        154,889         17,158        299,750             --             --
Symantec Corp. (NON)                               1,600         65,936          3,600        148,356             --             --
Synopsys, Inc. (NON)                                 700         38,612          1,600         88,256             --             --
T-Online International
(Germany) (NON)                                      325          3,801             --             --             --             --
THQ, Inc. (NON)                                      800         39,280          1,600         78,560             --             --
VERITAS Software Corp. (NON)                      31,503      1,380,776         62,191      2,725,832          8,275        362,693
Virage Logic Corp. (NON)                           2,900         44,167          5,600         85,288             --             --
webMethods, Inc. (NON)                             5,700         98,211         10,900        187,807             --             --
Websense, Inc. (NON)                              11,600        291,856         22,400        563,584             --             --
                                                          -------------                 -------------                 -------------
                                                             35,227,794                    59,822,777                     5,932,520

Staffing                                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Kforce, Inc. (NON)                                30,100        155,015         56,300        289,945             --             --

Technology                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Flextronics
International, Ltd.
(Singapore) (NON)                                 22,500        410,625         45,200        824,900          5,400         98,550

Technology Services                                                0.7%                          0.9%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture, Ltd. Class A
(Bermuda) (NON)                                    5,100        136,170         12,443        332,228             --             --
Affiliated Computer
Services, Inc. Class A (NON)                       1,200         67,356          2,800        157,164             --             --
Automatic Data
Processing, Inc.                                  36,600      2,132,682         71,200      4,148,824         10,200        594,354
BISYS Group, Inc. (The) (NON)                      1,200         42,300          2,800         98,700             --             --
Cap Gemini SA (France)                               700         52,079             --             --          1,700        126,478
Carreker Corp. (NON)                              41,800        364,496         80,700        703,704             --             --
Checkfree Corp. (NON)                              3,600         55,188          8,500        130,305             --             --
Ciber, Inc. (NON)                                 21,700        198,555         43,400        397,110             --             --
Computer Sciences Corp. (NON)                      9,500        482,125         22,400      1,136,800             --             --
Computer Task Group,
Inc. (NON)                                        22,000        127,160         44,000        254,320             --             --
Concord EFS, Inc. (NON)                            3,400        113,050          7,900        262,675             --             --
Convergys Corp. (NON)                              4,300        127,151         10,000        295,700             --             --
CSG Systems
International, Inc. (NON)                            900         25,623          2,100         59,787             --             --
Davox Corp. (NON)                                 15,100        120,800         29,200        233,600             --             --
DST Systems, Inc. (NON)                              500         24,900          1,100         54,780             --             --
Electronic Data Systems
Corp.                                              5,000        289,950         11,600        672,684             --             --
Euronet Services, Inc. (NON)                      26,600        452,200             --             --             --             --
Fiserv, Inc. (NON)                                 4,350        200,057         10,100        464,499             --             --
Gartner, Inc. Class A (NON)                       69,500        896,550        133,900      1,727,310             --             --
Jungsoft Company, Ltd.
(South Korea)                                      5,200        130,705             --             --             --             --
KPMG Consulting, Inc. (NON)                       89,300      1,803,860        247,500      4,999,500         79,200      1,599,840
Logitech International
(Switzerland) (NON)                               19,286        914,230             --             --             --             --
Morse PLC (United
Kingdom)                                         201,810        574,674             --             --             --             --
MTS Systems Corp.                                 38,700        423,765         77,500        848,625             --             --
Overture Services, Inc. (NON)                      9,100        254,072         17,500        488,600             --             --
Safeguard Scientifics,
Inc. (NON)                                       140,800        423,808        270,700        814,807             --             --
Silicon Graphics Corp. (NON)                     135,200        574,600        271,400      1,153,450             --             --
SunGard Data Systems,
Inc. (NON)                                         2,200         72,534          5,100        168,147             --             --
TietoEnator OYJ
(Finland)                                         13,005        328,946         31,572        798,576          4,423        111,874
TietoEnator OYJ 144A
(Finland)                                         10,450        264,320         18,604        470,566          1,900         48,058
Unisys Corp. (NON)                                24,300        306,909         56,400        712,332             --             --
Unova, Inc. (NON)                                 89,100        709,236        170,900      1,360,364             --             --
Yahoo!, Inc. (NON)                                 2,600         48,022          6,100        112,667             --             --
                                                          -------------                 -------------                 -------------
                                                             12,738,073                    23,057,824                     2,480,604

Telecommunications                                                 3.2%                          1.9%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Info Service
Public Company, Ltd.
(Thailand)                                       384,000        414,897             --             --             --             --
ALLTEL Corp.                                      10,000        555,500         20,700      1,149,885          2,000        111,100
America Movil SA de CV
ADR Ser. L (Mexico)                               47,600        945,336             --             --             --             --
American Tower Corp.
Class A (NON)                                        900          4,869          2,100         11,361             --             --
AT&T Corp.                                        28,200        442,740         65,300      1,025,210             --             --
AT&T Wireless Services,
Inc. (NON)                                        23,671        211,855         51,177        458,034          3,000         26,850
Boston Communications
Group (NON)                                       11,900        102,459         22,900        197,169             --             --
Broadwing, Inc. (NON)                              4,300         30,057         10,100         70,599             --             --
BT Group PLC (United
Kingdom) (NON)                                   179,450        715,403             --             --             --             --
Cable & Wireless PLC
(United Kingdom)                                  11,700         37,273             --             --             --             --
CenturyTel, Inc.                                     500         17,000          1,100         37,400             --             --
Ceske Radiokomunikace
A.S. (Czech Republic)                             23,811        252,999             --             --             --             --
China Mobile, Ltd. (Hong
Kong) (NON)                                      474,500      1,466,159             --             --             --             --
China Unicom, Ltd. (Hong
Kong) (NON)                                      444,000        432,638             --             --             --             --
Citizens Communications
Co. (NON)                                         23,600        253,700         47,450        510,088          5,500         59,125
Commonwealth Telephone
Enterprises, Inc. (NON)                           10,200        390,150         19,700        753,525             --             --
Compania
Telecommunicaciones de
Chile SA ADR (Chile) (NON)                        24,000        359,280             --             --             --             --
Covad Communications
Group, Inc. 144A (NON)                             7,625         17,385             --             --          5,190         11,833
Deutsche Telekom AG
(Germany)                                         80,980      1,221,912             --             --             --             --
Deutsche Telekom AG ADR
(Germany)                                          8,000        119,840             --             --             --             --
Entel SA (Chile)                                  37,300        255,964             --             --             --             --
Equant NV (Netherlands) (NON)                     59,780        674,172             --             --             --             --
Focal Communications
Corp. (NON)                                        1,096          4,679             --             --            901          3,847
France Telecom SA
(France)                                           8,935        273,694             --             --             --             --
General Communication,
Inc. Class A (NON)                                33,000        287,100         63,600        553,320             --             --
Japan Telecom Co., Ltd.
(Japan)                                               53        163,983             21         64,976              1          3,094
Johnnies Industrial
Corp. (South Africa)                              94,042        364,890             --             --             --             --
Koninlijke (Royal) KPN
NV (Netherlands) (NON)                            17,836         91,317             --             --             --             --
Koninlijke (Royal) KPN
NV 144A (Netherlands) (NON)                        2,700         13,824             --             --             --             --
Korea Telecom Corp. ADR
(South Korea)                                    103,800      2,489,124        167,300      4,011,854             --             --
Magyar Tavkozlesi I Rt
(Matav) (Hungary)                                116,600        405,878             --             --             --             --
mmO2 PLC (United
Kingdom) (NON)                                    62,400         60,637             --             --             --             --
Nextel Communications,
Inc. Class A (NON)                                 2,300         12,374          5,400         29,052             --             --
Nippon Telegraph and
Telephone Corp. (NTT)
(Japan)                                              467      1,793,784             --             --             --             --
NTT DoCoMo, Inc. (Japan)                           1,957      5,316,731          4,255     11,559,882            920      2,499,434
NTT DoCoMo, Inc. 144A
(Japan)                                              320        869,368            670      1,820,240             35         95,087
OpticNet, Inc. (NON)                               4,300              1          6,800              2             --             --
Orange SA (France) (NON)                         126,368        860,804             --             --             --             --
Pacific Century
CyberWorks, Ltd. (Hong
Kong) (NON)                                      367,000         95,284             --             --             --             --
Panafon Hellenic Telecom
SA (Greece)                                      125,700        629,308             --             --             --             --
Portugal Telecom SGPS SA
(Portugal)                                       316,333      2,353,475         97,094        722,365         12,939         96,264
Qwest Communications
International, Inc.                               59,663        490,430        124,634      1,024,491         10,700         87,954
Rural Cellular Corp.
Class A (NON)                                     19,100         85,568         36,700        164,416             --             --
SK Telecom Co., Ltd.
(South Korea)                                     10,810      2,379,047          5,390      1,186,222             --             --
SK Telecom Co., Ltd. ADR
(South Korea)                                     30,300        745,380         39,100        961,860             --             --
Somera Communications,
Inc. (NON)                                        37,400        273,768         72,200        528,504             --             --
Sprint Corp. (FON Group)                          53,100        811,899        111,500      1,704,835          9,000        137,610
Sprint Corp. (PCS Group) (NON)                     5,100         52,479         11,800        121,422             --             --
Swisscom AG
(Switzerland)                                      7,258      2,192,984             --             --             --             --
Taiwan Cellular Corp.
(Taiwan) (NON)                                   242,920        306,835             --             --             --             --
TDC A/S (Denmark)                                 44,411      1,428,409         46,837      1,506,437          5,921        190,439
Tele Celular Sul
Participacoes SA ADR
(Brazil)                                          17,013        227,124             --             --             --             --
Tele Norte Leste
Participacoes SA ADR
(Brazil)                                          21,800        273,808             --             --             --             --
Telecom Corp. of New
Zealand, Ltd. (New
Zealand)                                       1,379,716      2,956,455             --             --             --             --
Telecom Corp. of New
Zealand, Ltd. 144A (New
Zealand)                                         105,502        226,070             --             --             --             --
Telecom Italia Mobile
SpA (Italy)                                      183,504        889,890        245,568      1,190,865         31,407        152,306
Telecom Italia SpA
(Italy)                                          292,087      2,404,918             --             --             --             --
Telecom Italia SpA --
RNC (Italy)                                      181,000        994,570        438,855      2,411,447         58,257        320,113
Telefonos de Mexico SA
de CV (Telmex) ADR
Class L ADR (Mexico)                             136,018      5,493,767        101,900      4,115,741             --             --
Telekom Austria AG
(Austria) (NON)                                    6,000         48,930             --             --             --             --
Telemar Norte Leste SA
-- Pfd. (Brazil)                                  10,100        221,739             --             --             --             --
Telenor ASA (Norway)                             109,820        452,743             --             --             --             --
Telephone and Data
Systems, Inc.                                        400         35,300            900         79,425             --             --
THUS Group PLC (United
Kingdom) (NON)                                         8              2              3              1              2              1
Vodafone Group PLC
(United Kingdom)                               4,309,309      7,960,933      6,089,840     11,250,252        799,337      1,476,680
Vodafone
Telecel-Comunicacoes
Pessoais SA (Portugal) (NON)                      46,900        350,975             --             --             --             --
WorldCom, Inc.-WorldCom
Group (NON)                                       79,386        535,062        164,516      1,108,838         15,300        103,122
                                                          -------------                 -------------                 -------------
                                                             56,846,928                    50,329,718                     5,374,859

Telephone                                                          0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Brasil Telecom
Paricipacoes SA ADR
(Brazil)                                          11,800        470,820             --             --             --             --
Conestoga Enterprises,
Inc.                                               1,100         33,286          2,200         66,572             --             --
MPower Holdings Corp.
144A (NON)                                           604             24             --             --            120              5
Philippine Long Distance
Telephone Co. ADR
(Philippines)                                     16,200        168,480             --             --             --             --
PT Telekomunikasi 144A
(Indonesia) (NON)                              1,160,800        482,680             --             --             --             --
Telecomasia (Thailand) (NON)                      86,463              1             --             --             --             --
Telefonica SA (Spain) (NON)                       47,500        532,369             --             --         43,516        487,717
Telekom Malaysia Berhad
(Malaysia)                                       144,000        354,316             --             --             --             --
Time Warner Telecom,
Inc. Class A (NON)                                 5,600         34,048         14,000         85,120             --             --
                                                          -------------                 -------------                 -------------
                                                              2,076,024                       151,692                       487,722

Textiles                                                           0.2%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Buhrmann NV
(Netherlands)                                    115,609      1,512,513             --             --             --             --
Cheil Industries, Inc.
(South Korea)                                     27,400        361,396             --             --             --             --
Far Eastern Textile,
Ltd. (Taiwan)                                    606,182        254,647             --             --             --             --
Hugo Boss AG-Pfd.
(Germany)                                         31,942        729,927             --             --             --             --
Industria de Diseno
Textil (Inditex) SA
144A (Spain) (NON)                                 1,600         30,073             --             --             --             --
Kellwood Co.                                      11,300        274,477         21,800        529,522             --             --
Onward Kashiyama Co.,
Ltd. (Japan)                                      74,000        706,437             --             --             --             --
Steven Madden, Ltd. (NON)                          5,200         91,000         10,100        176,750             --             --
Tokyo Style Co., Ltd.
(Japan)                                           12,000        100,611             --             --             --             --
V. F. Corp.                                          600         25,950          1,400         60,550             --             --
                                                          -------------                 -------------                 -------------
                                                              4,087,031                       766,822                            --

Tire & Rubber                                                       --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber
Co. (The)                                            600         15,342          1,400         35,798             --             --
Michelin Corp. Class B
(France)                                           5,200        197,473             --             --             --             --
Pirelli SpA (Italy)                               20,800         32,383             --             --             --             --
Sumitomo Rubber
Industries (Japan)                                78,000        291,374             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                                536,572                        35,798                            --

Tobacco                                                            0.8%                          0.7%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Altadis SA (Spain)                               125,159      2,297,895         36,310        666,645          5,001         91,817
BAT Industries PLC
(United Kingdom)                                  89,550        860,634             --             --             --             --
ITC, Ltd. (India)                                 25,600        365,981             --             --             --             --
Korea Tobacco & Ginseng
Corp. (South Korea)                               42,400        560,838             --             --             --             --
Korea Tobacco & Ginseng
Corp. 144A GDR (South
Korea)                                            73,000        480,340         35,300        232,274             --             --
Philip Morris Companies,
Inc.                                             163,199      8,595,691        324,500     17,091,415         40,800      2,148,936
PT Hanjaya Mandala
Sampoerna Tbk
(Indonesia)                                      773,500        357,152             --             --             --             --
R.J. Reynolds Tobacco
Holdings, Inc.                                     2,100        135,975          4,800        310,800             --             --
Shanghai Industrial
Holdings, Ltd. (Hong
Kong)                                            121,000        244,339             --             --             --             --
Swedish Match AB
(Sweden)                                         123,508        823,061             --             --             --             --
UST, Inc.                                          1,000         38,930          2,600        101,218             --             --
                                                          -------------                 -------------                 -------------
                                                             14,760,836                    18,402,352                     2,240,753

Toys                                                               0.2%                          0.3%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Action Performance
Companies, Inc. (NON)                             52,882      2,604,439        101,526      5,000,156             --             --
Mattel, Inc.                                      10,000        208,400         23,100        481,404             --             --
Nintendo Co., Ltd.
(Japan)                                            7,300      1,074,259         14,200      2,089,654          3,400        500,340
Toys R Us (NON)                                      800         14,368          1,800         32,328             --             --
Zapf Creation AG
(Germany)                                          4,931        113,112             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              4,014,578                     7,603,542                       500,340

Transportation Services                                            0.2%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Arriva PLC (United
Kingdom)                                          53,879        272,714             --             --             --             --
Autoroutes du Sud de la
France (ASF) 144A
(France) (NON)                                    21,003        458,075             --             --             --             --
Beijing Capital
International Airport
(China)                                          820,000        199,754             --             --             --             --
Firstgroup PLC (United
Kingdom)                                         217,910        936,986             --             --             --             --
Grupo Aeroportuario del
Sureste SA de CV ADR
(Mexico) (NON)                                    86,900      1,312,190             --             --             --             --
TPG NV (Netherlands)                              33,400        694,203         67,400      1,400,877          8,700        180,825
                                                          -------------                 -------------                 -------------
                                                              3,873,922                     1,400,877                       180,825

Utilities                                                           --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA (Colombia) (NON)                     28,943            868             --             --          2,316             69
EVN AG (Australia)                                 1,200         45,948             --             --             --             --
Tenaga Nasional Berhad
(Malaysia)                                       141,000        408,158             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                                454,974                            --                            69

Waste Management                                                   0.2%                          0.2%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries,
Inc. (NON)                                         2,500         32,500          5,800         75,400             --             --
Republic Services, Inc. (NON)                     73,900      1,380,452        148,600      2,775,848         18,000        336,240
Stericycle, Inc. (NON)                             8,600        538,025         16,500      1,032,257             --             --
Waste Management, Inc.                            41,400      1,128,150         87,033      2,371,649          7,100        193,475
                                                          -------------                 -------------                 -------------
                                                              3,079,127                     6,255,154                       529,715

Water Utilities                                                    0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Anglian Water AWG PLC
(United Kingdom)                                  17,500        130,936             --             --             --             --
Anglian Water AWG PLC
(United Kingdom) (NON)                         2,348,500          3,009             --             --             --             --
Severn Trent PLC (United
Kingdom)                                          69,490        730,176             --             --             --             --
Suez Lyonnaise des Eaux
(France)                                          11,000        311,044             --             --             --             --
Vivendi Environnement
(France)                                          14,100        437,810             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              1,612,975                            --                            --
                                                          -------------                 -------------                 -------------
Total Common Stocks
(cost $1,201,088,597,
$1,545,429,781 and
$159,766,371)                                            $1,224,528,614                $1,598,356,458                 $ 157,995,902
-----------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                       BALANCED                     CONSERVATIVE

                                                                  10.2%                         12.9%                         34.8%
CORPORATE BONDS                                Principal                     Principal                     Principal
AND NOTES(a)                                      Amount          Value         Amount          Value         Amount          Value

Advertising and Marketing Services                                 0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Interact Operating Co.
notes 14s, 2003 (PIK)                         $  280,509  $          28     $       --  $          --     $   63,112  $           6
Lamar Media Corp.
company guaranty 9
5/8s, 2006                                       560,000        589,400             --             --        335,000        352,587
Lamar Media Corp. sr.
sub. notes 9 1/4s, 2007                          105,000        110,249             --             --             --             --
Telehub Communications
Corp. company guaranty
13 7/8s, 2005 (In
default) (NON)                                   290,000              1             --             --         80,000              1
                                                          -------------                 -------------                 -------------
                                                                699,678                            --                       352,594

Aerospace and Defense                                              0.1%                          0.3%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Airbus Industries 144A
notes Ser. D, 12.266s,
2020                                             200,000        149,036        550,000        409,849        450,000        335,331
Argo-Tech Corp. company
guaranty Ser. D, 8
5/8s, 2007                                       100,000         89,500             --             --        230,000        205,850
Argo-Tech Corp. 144A
company guaranty 8
5/8s, 2007                                       420,000        375,900             --             --        135,000        120,825
BE Aerospace, Inc. sr.
sub. notes 9 1/2s, 2008                          235,000        220,900             --             --        280,000        263,200
BE Aerospace, Inc. sr.
sub. notes Ser. B, 8s,
2008                                             520,000        475,800             --             --        180,000        164,700
Decrane Aircraft
Holdings Co. company
guaranty Ser. B, 12s,
2008                                                  --             --             --             --        150,000        138,750
Hexcel Corp. sr. sub.
notes 9 3/4s, 2009                               590,000        418,900             --             --        280,000        198,800
L-3 Communications Corp.
company guaranty Ser.
B, 8s, 2008                                      300,000        304,500             --             --         80,000         81,200
L-3 Communications Corp.
sr. sub. notes 8 1/2s,
2008                                                  --             --             --             --        280,000        287,000
Lockheed Martin Corp.
bonds 8 1/2s, 2029                                    --             --      3,265,000      3,798,828      1,830,000      2,129,205
Raytheon Co. notes 8.3s,
2010                                                  --             --      1,045,000      1,132,226        700,000        758,429
Raytheon Co. notes 6
3/4s, 2007                                            --             --      2,400,000      2,422,896      1,600,000      1,615,264
                                                          -------------                 -------------                 -------------
                                                              2,034,536                     7,763,799                     6,298,554

Agriculture                                                        0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Premium Standard Farms,
Inc. sr. notes 9 1/4s,
2011                                             800,000        818,000        175,000        178,938        615,000        628,838

Airlines                                                           0.2%                          0.2%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Air Canada Corp. sr.
notes 10 1/4s, 2011
(Canada)                                          60,000         45,000             --             --         30,000         22,500
AMR Corp. debs. 9s, 2012                         330,000        320,100             --             --        220,000        213,400
Calair, LLC/Calair
Capital Corp. company
guaranty 8 1/8s, 2008                            750,000        667,500      2,490,000      2,216,100      1,610,000      1,432,900
Delta Air Lines, Inc.
notes 7.9s, 2009                                      --             --      2,575,000      2,497,750      2,440,000      2,366,800
Delta Air Lines, Inc.
pass-through
certificates Ser. 00-1,
Class C, 7.779s, 2005                            250,000        248,503             --             --        130,000        129,221
Northwest Airlines, Inc.
company guaranty 8
3/8s, 2004                                       410,000        391,550             --             --         40,000         38,200
Northwest Airlines, Inc.
company guaranty 7
5/8s, 2005                                            --             --             --             --        170,000        157,250
Northwest Airlines, Inc.
sr. notes 9 7/8s, 2007                           200,000        197,500             --             --        220,000        217,250
United AirLines, Inc.
deb. 9 1/8s, 2012                                580,000        406,000             --             --             --             --
US Air, Inc.
pass-through
certificates Ser. 93A2,
9 5/8s, 2003                                     100,000         82,000             --             --             --             --
US Air, Inc.
pass-through
certificates Ser. 93A3,
10 3/8s, 2013                                    460,000        285,200      2,400,000      1,488,000      1,830,000      1,134,600
                                                          -------------                 -------------                 -------------
                                                              2,643,353                     6,201,850                     5,712,121

Automotive                                                         0.4%                          0.5%                          1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Aftermarket Technology
Corp. sr. sub. notes
12s, 2004                                        793,000        808,860             --             --        388,000        395,760
Collins & Aikman
Products, Inc. company
guaranty 11 1/2s, 2006                           370,000        339,475             --             --        240,000        220,200
Collins & Aikman
Products, Inc. 144A sr.
notes 10 3/4s, 2011                              540,000        546,750             --             --        280,000        283,500
DaimlerChrysler Corp.
company guaranty 8
1/2s, 2031                                            --             --      3,905,000      4,180,146      2,505,000      2,681,502
DaimlerChrysler NA
Holding Corp. company
guaranty 7.3s, 2012                                   --             --      2,780,000      2,789,960      1,815,000      1,821,503
Dana Corp. notes 9s,
2011                                           1,250,000      1,240,625      2,710,000      2,689,675      2,490,000      2,471,325
Dana Corp. notes 7s,
2029                                              70,000         53,900             --             --         40,000         30,800
Dana Corp. notes 6 1/4s,
2004                                             180,000        171,000             --             --         90,000         85,500
Delco Remy
International, Inc.
company guaranty 11s,
2009                                             250,000        245,000             --             --        120,000        117,600
Delco Remy
International, Inc.
company guaranty 10
5/8s, 2006                                        20,000         18,500             --             --         20,000         18,500
Dura Operating Corp.
company guaranty Ser.
D, 9s, 2009                                    1,120,000      1,114,400             --             --        560,000        557,200
Exide Corp. sr. notes
10s, 2005                                        180,000         19,800             --             --        110,000         12,100
Federal Mogul Corp.
notes 7 3/4s, 2006 (In
default) (NON)                                   430,000         73,100             --             --        250,000         42,500
Federal Mogul Corp.
notes 7 3/8s, 2006 (In
default) (NON)                                    90,000         15,300             --             --             --             --
Ford Motor Co. bonds 6
5/8s, 2028                                            --             --      3,440,000      2,822,382      1,810,000      1,485,033
Ford Motor Co. notes
7.45s, 2031                                           --             --             --             --      1,270,000      1,147,128
Hayes Lemmerz
International, Inc.
company guaranty Ser.
B, 9 1/8s, 2007 (In
default) (NON)                                   400,000         24,000             --             --         70,000          4,200
Hayes Lemmerz
International, Inc.
company guaranty Ser.
B, 8 1/4s, 2008 (In
default) (NON)                                   630,000         37,800             --             --         80,000          4,800
Hayes Lemmerz
International, Inc.
144A company guaranty
11 7/8s, 2006 (In
default) (NON)                                   250,000        132,500             --             --         80,000         42,400
Hayes Lemmerz
International, Inc.
144A sr. sub. notes 9
1/8s, 2007 (In default) (NON)                    220,000         13,200             --             --        540,000         32,400
Lear Corp. company
guaranty Ser. B, 7.96s,
2005                                           1,530,000      1,566,429      1,360,000      1,392,382      2,090,000      2,139,763
Talon Automotive Group
sr. sub. notes Ser. B,
9 5/8s, 2008 (In
default) (NON)                                   780,000         15,600             --             --        190,000          3,800
United Auto Group, Inc.
144A sr. sub. notes 9
5/8s, 2012                                       230,000        235,175             --             --        160,000        163,600
Visteon Corp. sr. notes
8 1/4s, 2010                                          --             --             --             --        730,000        742,534
                                                          -------------                 -------------                 -------------
                                                              6,671,414                    13,874,545                    14,503,648

Banking                                                            0.2%                          1.2%                          2.5%
-----------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.
sub. notes 7.4s, 2011                                 --             --      8,365,000      8,838,124      6,460,000      6,825,378
Bank One Corp. notes 6s,
2008                                                  --             --        690,000        685,142        450,000        446,832
BankBoston NA sub. notes
Ser. BKNT, 6 3/8s, 2008                               --             --      1,045,000      1,042,983        665,000        663,717
Chevy Chase Savings
Bank, Inc. sub. deb. 9
1/4s, 2008                                       330,000        331,650             --             --             --             --
Chevy Chase Savings
Bank, Inc. sub. deb. 9
1/4s, 2005                                       100,000        100,500             --             --        300,000        301,500
Colonial Bank sub. notes
9 3/8s, 2011                                          --             --      1,780,000      1,881,958      1,230,000      1,300,454
Colonial Bank sub. notes
8s, 2009                                              --             --      1,390,000      1,360,310        610,000        596,970
Colonial Capital II 144A
company guaranty 8.92s,
2027                                             395,000        348,992        540,000        477,103      1,030,000        910,030
Dime Capital Trust I
bank guaranty Ser. A,
9.33s, 2027                                           --             --      2,250,000      2,366,078      2,190,000      2,302,982
GS Escrow Corp. sr.
notes 7 1/8s, 2005                             1,615,000      1,590,113      2,830,000      2,786,390      2,835,000      2,791,313
JPMorgan Chase & Co.
notes 5.35s, 2007                                     --             --      1,605,000      1,568,839      1,020,000        997,019
National City Bank sub.
notes Ser. BKNT, 6
1/4s, 2011                                            --             --      3,515,000      3,455,667      2,250,000      2,212,020
Ocwen Financial Corp.
notes 11 7/8s, 2003                              140,000        137,200             --             --         80,000         78,400
Peoples Heritage Capital
Trust company guaranty
Ser. B, 9.06s, 2027                                   --             --        210,000        209,855        175,000        174,879
PNC Funding Corp.
company guaranty 5
3/4s, 2006                                            --             --      2,800,000      2,788,660      1,790,000      1,782,751
Provident Capital Trust
company guaranty 8.6s,
2026                                                  --             --        190,000        164,759             --             --
Sovereign Bancorp, Inc.
sr. notes 10 1/2s, 2006                          728,000        795,340      1,000,000      1,092,500      1,499,000      1,637,658
Washington Mutual, Inc.
sr. notes 5 5/8s, 2007                                --             --      3,180,000      3,120,872      2,080,000      2,041,325
Webster Capital Trust I
144A bonds 9.36s, 2027                             5,000          4,879         20,000         19,517        320,000        312,266
                                                          -------------                 -------------                 -------------
                                                              3,308,674                    31,858,757                    25,375,494

Beverage                                                            --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Anheuser-Busch
Companies, Inc. deb.
7.55s, 2030                                           --             --      1,635,000      1,813,624      1,100,000      1,220,175
Constellation Brands,
Inc. company guaranty 8
1/2s, 2009                                       100,000        104,000             --             --         60,000         62,400
Constellation Brands,
Inc. company guaranty
Ser. B, 8s, 2008                                 480,000        489,600             --             --        240,000        244,800
                                                          -------------                 -------------                 -------------
                                                                593,600                     1,813,624                     1,527,375

Broadcasting                                                       0.7%                          0.5%                          1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Acme Television company
guaranty 10 7/8s, 2004                           850,000        862,750             --             --        420,000        426,300
Allbritton
Communications Co. sr.
sub. notes Ser. B, 8
7/8s, 2008                                       200,000        209,000             --             --        100,000        104,500
Benedek Communications
Corp. sr. disc. notes
13 1/4s, 2006 (In
default) (NON)                                   560,000        386,400             --             --        275,000        189,750
British Sky Broadcasting
PLC company guaranty
8.2s, 2009 (United
Kingdom)                                         955,000        962,038             --             --        460,000        463,390
British Sky Broadcasting
PLC company guaranty 6
7/8s, 2009 (United
Kingdom)                                         210,000        197,009      4,219,000      3,958,013      3,020,000      2,833,183
Chancellor Media Corp.
company guaranty 8s,
2008                                           1,170,000      1,228,500      1,410,000      1,480,500      1,900,000      1,995,000
Echostar Broadband Corp.
sr. notes 10 3/8s, 2007                        1,510,000      1,619,475             --             --      1,250,000      1,340,625
Echostar DBS Corp. sr.
notes 9 3/8s, 2009                               130,000        135,200             --             --             --             --
Echostar DBS Corp. 144A
sr. notes 9 1/8s, 2009                           550,000        563,750             --             --        280,000        287,000
Emmis Communications
Corp. company guaranty
Ser. B, 8 1/8s, 2009                              90,000         91,800             --             --         50,000         51,000
Emmis Communications
Corp. sr. disc. notes
stepped-coupon zero %
(12 1/2s, 3/15/06),
2011 (STP)                                       270,000        197,100             --             --        130,000         94,900
Fox Family Worldwide,
Inc. sr. disc. notes
stepped-coupon zero %
(10 1/4s, 11/1/02),
2007 (STP)                                       352,899        381,131             --             --        117,633        127,044
Fox Family Worldwide,
Inc. sr. notes 9 1/4s,
2007                                             220,000        231,251             --             --        160,000        168,182
Fox/Liberty Networks,
LLC sr. notes 8 7/8s,
2007                                             510,000        531,675        790,000        823,575      1,020,000      1,063,350
Granite Broadcasting
Corp. sr. sub. notes 9
3/8s, 2005                                       575,000        511,750             --             --        140,000        124,600
Granite Broadcasting
Corp. sr. sub. notes 8
7/8s, 2008                                            --             --             --             --        150,000        124,500
LIN Holdings Corp. sr.
disc. notes
stepped-coupon zero %
(10s, 3/1/03), 2008 (STP)                        140,000        126,000             --             --        240,000        216,000
LIN Holdings Corp. 144A
sr. disc. notes
stepped-coupon zero %
(10s, 3/1/03), 2008 (STP)                         80,000         69,600             --             --         40,000         34,800
LIN Television Corp.
company guaranty 8
3/8s, 2008                                       770,000        770,000             --             --        240,000        240,000
News America Holdings,
Inc. deb. 7.7s, 2025                                  --             --      7,085,000      6,706,023      3,590,000      3,397,971
Pegasus Satellite sr.
notes 12 3/8s, 2006                              370,000        296,000             --             --        200,000        160,000
Quorum Broadcast
Holdings, LLC notes
stepped-coupon zero %
(15s, 5/15/06), 2009 (RES) (STP)               1,298,450        516,004             --             --        638,920        253,907
Sinclair Broadcast
Group, Inc. company
guaranty 9s, 2007                                340,000        347,650             --             --         90,000         92,025
Sinclair Broadcast
Group, Inc. sr. sub.
notes 8 3/4s, 2007                                25,000         25,500             --             --        165,000        168,300
XM Satellite Radio
Holdings, Inc. sec.
notes 14s, 2010                                  470,000        333,700             --             --        230,000        163,300
Young Broadcasting, Inc.
company guaranty 10s,
2011                                             750,000        780,000             --             --        520,000        540,800
                                                          -------------                 -------------                 -------------
                                                             11,373,283                    12,968,111                    14,660,427

Building Materials                                                 0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Atrium Companies, Inc.
company guaranty Ser.
B, 10 1/2s, 2009                                 180,000        178,200             --             --         50,000         49,500
Building Materials Corp.
company guaranty 8s,
2008                                             155,000        125,550             --             --        110,000         89,100
Dayton Superior Corp.
company guaranty 13s,
2009                                             475,000        477,375             --             --        240,000        241,200
Morrison Knudsen Corp.
144A sr. notes 11s,
2010 (In default) (NON)                          570,000        119,700             --             --        275,000         57,750
                                                          -------------                 -------------                 -------------
                                                                900,825                            --                       437,550

Cable Television                                                    0.5%                          0.2%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications
Corp. sr. notes 10
7/8s, 2010                                       720,000        691,200             --             --        380,000        364,800
Adelphia Communications
Corp. sr. notes 10
1/4s, 2011                                       750,000        690,000             --             --        310,000        285,200
Adelphia Communications
Corp. sr. notes Ser. B,
9 7/8s, 2007                                     345,000        324,300             --             --        615,000        578,100
Adelphia Communications
Corp. sr. notes Ser. B,
8 3/8s, 2008                                      60,000         52,500             --             --             --             --
Adelphia Communications
Corp. sr. notes Ser. B,
7 3/4s, 2009                                      70,000         60,900             --             --         30,000         26,100
Century Communications
Corp. sr. notes 8 7/8s,
2007                                                  --             --             --             --         30,000         28,200
Charter Communications
Holdings, LLC sr. notes
11 1/8s, 2011                                    780,000        785,850             --             --        705,000        710,288
Charter Communications
Holdings, LLC sr. notes
10 3/4s, 2009                                    120,000        120,600             --             --         60,000         60,300
Charter Communications
Holdings, LLC/Capital
Corp. sr. disc. notes
stepped-coupon zero %
(11 3/4s, 5/15/06),
2011 (STP)                                       870,000        504,600             --             --        440,000        255,200
CSC Holdings, Inc. deb.
7 5/8s, 2018                                          --             --      1,630,000      1,450,390      1,380,000      1,227,938
CSC Holdings, Inc. sr.
notes 7 7/8s, 2007                                    --             --      1,285,000      1,302,772        630,000        638,713
CSC Holdings, Inc. sr.
notes 7 1/4s, 2008                                    --             --        310,000        300,006        110,000        106,454
CSC Holdings, Inc. sr.
notes Ser. B, 8 1/8s,
2009                                                  --             --        420,000        419,105        750,000        748,403
CSC Holdings, Inc. sr.
sub. deb. 10 1/2s, 2016                          952,000      1,044,820             --             --        980,000      1,075,550
CSC Holdings, Inc. sr.
sub. deb. 9 7/8s, 2013                           385,000        406,175        570,000        601,350      1,010,000      1,065,550
Diamond Cable
Communication PLC sr.
disc. notes 10 3/4s,
2007 (United Kingdom)                                 --             --             --             --        460,000        147,200
Diva Systems Corp. sr.
disc. notes
stepped-coupon Ser. B,
zero % (12 5/8s,
3/1/03), 2008 (STP)                            1,829,000        256,060             --             --      1,123,000        157,220
Insight Communications
Company, Inc. sr. disc.
notes stepped-coupon
zero % (12 1/4s,
2/15/06), 2011 (STP)                             110,000         71,775             --             --         30,000         19,575
Insight Midwest
LP/Insight Capital,
Inc. sr. notes 10 1/2s,
2010                                             640,000        694,400             --             --        450,000        488,250
International Cabletel,
Inc. sr. disc. notes 11
1/2s, 2006                                       140,000         48,300             --             --         70,000         24,150
Jones Intercable, Inc.
sr. notes 8 7/8s, 2007                                --             --        330,000        350,632        340,000        361,257
Mediacom LLC/Mediacom
Capital Corp. sr. notes
9 1/2s, 2013                                     140,000        147,000             --             --         70,000         73,500
NTL Communications Corp.
sr. notes Ser. B, 11
7/8s, 2010                                     1,620,000        558,900             --             --        850,000        293,250
NTL Communications Corp.
sr. notes Ser. B, 11
1/2s, 2008                                     1,190,000        410,550             --             --        610,000        210,450
Rogers Cablesystems,
Ltd. deb. 10 1/8s, 2012
(Canada)                                         110,000        115,500             --             --         50,000         52,500
Rogers Cablesystems,
Ltd. notes 11s, 2015
(Canada)                                          90,000         98,100             --             --         50,000         54,500
Rogers Cablesystems,
Ltd. sr. notes Ser. B,
10s, 2005 (Canada)                                70,000         75,600             --             --         40,000         43,200
Rogers Cablesystems,
Ltd. sr. sub. notes
8.8s, 2007 (Canada)                              410,000        354,650        950,000        821,750        585,000        506,025
TeleWest Communications
PLC deb. 11s, 2007
(United Kingdom)                                 325,000        165,750             --             --        120,000         61,200
United Pan-Europe NV sr.
disc. notes 12 1/2s,
2009 (Netherlands)                                    --             --             --             --        654,000         71,940
United Pan-Europe NV sr.
disc. notes
stepped-coupon zero %
(13 3/4s, 2/1/05), 2010
(Netherlands) (STP)                            2,890,000        289,000             --             --        810,000         81,000
                                                          -------------                 -------------                 -------------
                                                              7,966,530                     5,246,005                     9,816,013

Chemicals                                                          0.6%                          0.4%                          1.4%
-----------------------------------------------------------------------------------------------------------------------------------
Acetex Corp. sr. notes
10 7/8s, 2009 (Canada)                           260,000        269,100             --             --        130,000        134,550
AEP Industries, Inc. sr.
sub. notes 9 7/8s, 2007                          575,000        587,938             --             --        290,000        296,525
Airgas, Inc. company
guaranty 9 1/8s, 2011                            200,000        212,000      1,190,000      1,261,400        910,000        964,600
Applied Extrusion
Technologies, Inc.
company guaranty Ser.
B, 10 3/4s, 2011                                 360,000        375,300             --             --        180,000        187,650
ARCO Chemical Co. deb.
9.8s, 2020                                            --             --             --             --        240,000        230,400
Avecia Group PLC company
guaranty 11s, 2009
(United Kingdom)                                 180,000        186,300             --             --         90,000         93,150
Compass Minerals Group,
Inc. 144A sr. sub.
notes 10s, 2011                                  240,000        253,200             --             --        120,000        126,600
Equistar Chemicals
LP/Equistar Funding
Corp. company guaranty
10 1/8s, 2008                                  1,100,000      1,138,500      1,960,000      2,028,600      1,900,000      1,966,500
Georgia Gulf Corp.
company guaranty 10
3/8s, 2007                                       130,000        139,750             --             --         60,000         64,500
Hercules, Inc. company
guaranty 11 1/8s, 2007                           850,000        930,750        835,000        914,325      1,345,000      1,472,775
Huntsman ICI Chemicals,
Inc. company guaranty
10 1/8s, 2009                                    815,000        766,100             --             --        575,000        540,500
IMC Global, Inc. company
guaranty Ser. B, 11
1/4s, 2011                                       430,000        474,677             --             --        210,000        231,819
IMC Global, Inc. company
guaranty Ser. B, 10
7/8s, 2008                                       500,000        551,890      2,400,000      2,649,072      1,900,000      2,097,182
ISP Chemco, Inc. company
guaranty Ser. B, 10
1/4s, 2011                                       960,000      1,024,800             --             --        480,000        512,400
Lyondell Petrochemical
Co. notes Ser. A, 9
5/8s, 2007                                       300,000        305,250        983,000      1,000,203        919,000        935,083
Lyondell Petrochemical
Co. sec. notes Ser. B,
9 7/8s, 2007                                   1,250,000      1,271,875      1,486,000      1,512,005      2,386,000      2,427,755
Millenium America, Inc.
company guaranty 9
1/4s, 2008                                       624,000        642,720        286,000        294,580        579,000        596,370
Millenium America, Inc.
company guaranty 7s,
2006                                                  --             --        679,000        645,179        800,000        760,152
Noveon, Inc. company
guaranty Ser. B, 11s,
2011                                             250,000        267,500             --             --        120,000        128,400
OM Group, Inc. 144A sr.
sub. notes 9 1/4s, 2011                          380,000        395,200             --             --        190,000        197,600
PCI Chemicals Canada
sec. sr. notes 10s,
2008 (Canada)                                     73,818         55,364             --             --         19,672         14,754
Pioneer Companies, Inc.
sec. FRN 5.5375s, 2006                            24,606         18,208             --             --          6,557          4,852
Polymer Group, Inc.
company guaranty Ser.
B, 9s, 2007 (In
default) (NON)                                    30,000         10,500             --             --        130,000         45,500
Polymer Group, Inc.
company guaranty Ser.
B, 8 3/4s, 2008 (In
default) (NON)                                   450,000        157,500             --             --        110,000         38,500
Royster-Clark, Inc. 1st
mtge. 10 1/4s, 2009                              495,000        326,700             --             --        450,000        297,000
Sterling Chemicals
Holdings sr. disc.
notes 13 1/2s, 2008 (In
default) (NON)                                   370,000          1,850             --             --        100,000            500
Sterling Chemicals, Inc.
company guaranty Ser.
B, 12 3/8s, 2006 (In
default) (NON)                                   300,000        253,500             --             --        200,000        169,000
Texas Petrochemical
Corp. sr. sub. notes
Ser. B, 11 1/8s, 2006                            140,000        117,600             --             --         70,000         58,800
                                                          -------------                 -------------                 -------------
                                                             10,734,072                    10,305,364                    14,593,417

Commercial and Consumer
Services                                                           0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Coinmach Corp. 144A sr.
notes 9s, 2010                                   660,000        673,200             --             --        460,000        469,200
Scotts Co. (The) company
guaranty 8 5/8s, 2009                            215,000        222,525             --             --        150,000        155,250
                                                          -------------                 -------------                 -------------
                                                                895,725                            --                       624,450

Communications Equipment                                           0.1%                          0.1%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Crown Castle
International Corp. sr.
notes 10 3/4s, 2011                              330,000        295,350             --             --        160,000        143,200
Crown Castle
International Corp. sr.
notes 9 3/8s, 2011                               670,000        564,475             --             --        340,000        286,450
IWO Holdings, Inc.
company guaranty 14s,
2011                                             390,000        331,500             --             --        190,000        161,500
Lucent Technologies,
Inc. deb. 6.45s, 2029                          1,300,000        845,000      1,495,000        971,750      2,370,000      1,540,500
Lucent Technologies,
Inc. notes 7 1/4s, 2006                               --             --      1,030,000        854,900        940,000        780,200
Orbital Imaging Corp.
sr. notes Ser. B, 11
5/8s, 2005 (In default) (NON)                     415,000         33,200             --             --        100,000          8,000
                                                          -------------                 -------------                 -------------
                                                              2,069,525                     1,826,650                     2,919,850

Computers                                                           --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Seagate Technology, Inc.
144A company guaranty
12 1/2s, 2007 (Cayman
Islands)                                         320,000        363,200      1,680,000      1,906,800      1,480,000      1,679,800

Conglomerates                                                      0.1%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Autonation, Inc. company
guaranty 9s, 2008                                750,000        787,500             --             --        380,000        399,000
Nortek, Inc. sr. notes
Ser. B, 8 7/8s, 2008                             600,000        615,000             --             --        300,000        307,500
Nortek, Inc. sr. sub.
notes Ser. B, 9 7/8s,
2011                                              40,000         41,400             --             --         20,000         20,700
Nortek, Inc. 144A sr.
notes Ser. B, 9 1/8s,
2007                                             140,000        144,200             --             --         70,000         72,100
Tyco International, Ltd.
company guaranty 6
3/4s, 2011 (Luxembourg)                               --             --      2,545,000      2,274,085      1,625,000      1,452,019
                                                          -------------                 -------------                 -------------
                                                              1,588,100                     2,274,085                     2,251,319

Construction                                                        --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Better Minerals &
Aggregates Co. company
guaranty 13s, 2009                               450,000        447,750             --             --        300,000        298,500

Consumer                                                           0.1%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Jostens, Inc. sr. sub.
notes 12 3/4s, 2010                              880,000        983,400             --             --        435,000        486,113

Consumer Finance                                                    --%                          0.4%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
American General Finance
notes Ser. F, 5 7/8s,
2006                                                  --             --      3,665,000      3,679,330      2,395,000      2,404,364
Capital One Financial
Corp. notes 7 1/4s,
2006                                                  --             --      1,750,000      1,697,500      1,200,000      1,164,000
Finova Group, Inc. notes
7 1/2s, 2009                                   1,620,000        562,950             --             --      1,090,000        378,775
General Motors
Acceptance Corp. notes
6 7/8s, 2011                                          --             --      2,575,000      2,507,741      1,555,000      1,514,383
General Motors
Acceptance Corp. notes
6 1/8s, 2006                                          --             --      3,660,000      3,611,395      1,895,000      1,869,834
                                                          -------------                 -------------                 -------------
                                                                562,950                    11,495,966                     7,331,356

Consumer Goods                                                     0.2%                           --%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Albecca, Inc. company
guaranty 10 3/4s, 2008                           550,000        618,750             --             --        360,000        405,000
Armkel, LLC/Armkel
Finance sr. sub. notes
9 1/2s, 2009                                     540,000        575,100             --             --        260,000        276,900
Doane Pet Care Co. sr.
sub. deb. 9 3/4s, 2007                           195,000        161,850             --             --        135,000        112,050
Elizabeth Arden, Inc.
sec. notes Ser. B, 11
3/4s, 2011                                       190,000        187,150             --             --        140,000        137,900
French Fragrances, Inc.
company guaranty Ser.
D, 10 3/8s, 2007                                 150,000        129,000             --             --         20,000         17,200
NBTY, Inc. sr. sub.
notes Ser. B, 8 5/8s,
2007                                             250,000        243,750             --             --        130,000        126,750
Playtex Products, Inc.
company guaranty 9
3/8s, 2011                                       570,000        607,050             --             --        295,000        314,175
Revlon Consumer Products
sr. notes 9s, 2006                               540,000        375,300             --             --        270,000        187,650
                                                          -------------                 -------------                 -------------
                                                              2,897,950                            --                     1,577,625

Consumer Services                                                   --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Key3media Group, Inc.
company guaranty 11
1/4s, 2011                                       240,000        218,400             --             --        120,000        109,200
Outsourcing Solutions,
Inc. sr. sub. notes
Ser. B, 11s, 2006                                420,000        354,900             --             --        215,000        181,675
United Rentals (North
America), Inc. company
guaranty Ser. B, 10
3/4s, 2008                                       210,000        229,425             --             --        100,000        109,250
                                                          -------------                 -------------                 -------------
                                                                802,725                            --                       400,125

Containers                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Pliant Corp. company
guaranty 13s, 2010                                    --             --             --             --        160,000        168,800
U.S. Can Corp. company
guaranty Ser. B, 12
3/8s, 2010                                       190,000        117,800             --             --        180,000        111,600
                                                          -------------                 -------------                 -------------
                                                                117,800                            --                       280,400

Distribution                                                        --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Fleming Companies, Inc.
company guaranty 10
1/8s, 2008                                       485,000        504,400             --             --        330,000        343,200

Electric Utilities                                                 0.2%                          1.2%                          2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Arizona Public Service
Co. sr. notes 6 3/4s,
2006                                                  --             --             --             --      2,165,000      2,214,427
Avista Corp. sr. notes 9
3/4s, 2008                                            --             --        581,000        613,524        553,000        583,957
CMS Energy Corp.
pass-through
certificates 7s, 2005                            480,000        465,586        900,000        872,973        460,000        446,186
CMS Energy Corp. sr.
notes 8.9s, 2008                                      --             --             --             --         60,000         62,550
CMS Energy Corp. sr.
notes Ser. B, 6 3/4s,
2004                                             366,000        364,426      1,417,000      1,410,907      2,418,000      2,407,603
CMS Panhandle Holding
Corp. sr. notes 6 1/8s,
2004                                                  --             --      2,325,000      2,343,065      1,320,000      1,330,256
Consolidated Natural Gas
Co. sr. notes 5 3/8s,
2006                                                  --             --             --             --        990,000        958,825
Consumers Energy Co.
notes 6s, 2005                                        --             --      2,125,000      2,127,189      1,350,000      1,351,391
Dominion Resources, Inc.
sr. notes Ser. B, 7
5/8s, 2005                                            --             --      4,690,000      4,939,367      2,210,000      2,327,506
Duke Energy Corp. notes
6 1/4s, 2012                                          --             --      1,655,000      1,618,639      1,080,000      1,056,272
Exelon Corp. sr. notes 6
3/4s, 2011                                            --             --      3,570,000      3,543,296      2,350,000      2,332,422
FirstEnergy Corp. notes
Ser. A, 5 1/2s, 2006                                  --             --      3,565,000      3,347,214      2,390,000      2,243,995
Mission Energy Holding
Co. sec. notes 13 1/2s,
2008                                           1,355,000      1,473,563        903,000        982,013      1,853,000      2,015,138
Northeast Utilities
notes Ser. A, 8.58s,
2006                                              11,400         11,968         28,614         30,040        138,327        145,221
Northeast Utilities
notes Ser. B, 8.38s,
2005                                             110,933        116,028        136,533        142,804         89,600         93,715
NRG Northeast Generating
Corp. company guaranty
Ser. A-1, 8.065s, 2004                                --             --      1,372,500      1,380,804        736,875        741,333
Pacific Gas & Electric
Co. 144A sr. notes 7
3/8s, 2005 (In default) (NON)                    370,000        418,100             --             --        180,000        203,400
PSEG Energy Holdings,
Inc. sr. notes 8 5/8s,
2008                                                  --             --      4,720,000      4,567,970      3,280,000      3,174,352
The Cleveland Electric
Illuminating Co. 1st
mtge. Ser. B, 9 1/2s,
2005                                                  --             --             --             --        150,000        150,902
Toledo Edison Co. med.
term notes 9.22s, 2021                                --             --             --             --        500,000        524,990
TXU Corp. sr. notes Ser.
J, 6 3/8s, 2006                                       --             --      4,585,000      4,566,660      3,000,000      2,988,000
                                                          -------------                 -------------                 -------------
                                                              2,849,671                    32,486,465                    27,352,441

Electrical Equipment                                                --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.
sr. notes 9 1/4s, 2008                           130,000        127,075             --             --         55,000         53,763

Electronics                                                         --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Motors and Gears, Inc.
sr. notes Ser. D, 10
3/4s, 2006                                       435,000        421,950             --             --        305,000        295,850
World Access, Inc. sr.
notes Ser. B, 13 1/4s,
2008 (In default) (NON)                          560,000         16,800             --             --        320,000          9,600
                                                          -------------                 -------------                 -------------
                                                                438,750                            --                       305,450

Energy                                                             0.2%                          0.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
BRL Universal Equipment
sec. notes 8 7/8s, 2008                          275,000        283,250        353,000        363,590        516,000        531,480
Dresser, Inc. company
guaranty 9 3/8s, 2011                            535,000        545,700             --             --        275,000        280,500
Grant Prideco, Inc.
company guaranty Ser.
B, 9 5/8s, 2007                                  250,000        260,000             --             --        130,000        135,200
Key Energy Services,
Inc. company guaranty
Ser. B, 8 3/8s, 2008                             630,000        645,750             --             --        300,000        307,500
Parker Drilling Corp.
company guaranty Ser.
D, 9 3/4s, 2006                                  525,000        535,500             --             --        260,000        265,200
Pride Petroleum
Services, Inc. sr.
notes 9 3/8s, 2007                               743,000        772,720        840,000        873,600      1,300,000      1,352,000
Transocean Sedco Forex,
Inc. notes 6 5/8s, 2011                               --             --      3,830,000      3,732,144      2,210,000      2,153,535
                                                          -------------                 -------------                 -------------
                                                              3,042,920                     4,969,334                     5,025,415

Entertainment                                                      0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.
sr. sub. notes 9 1/2s,
2009                                             520,000        517,400             --             --        233,000        231,835
Cinemark USA, Inc. sr.
sub. notes Ser. B, 8
1/2s, 2008                                       675,000        675,000             --             --        290,000        290,000
Premier Parks, Inc. sr.
notes 9 3/4s, 2007                               690,000        721,050             --             --        230,000        240,350
Regal Cinemas, Inc. 144A
sr. sub. notes 9 3/8s,
2012                                             350,000        369,250             --             --        170,000        179,350
Silver Cinemas, Inc. sr.
sub. notes 10 1/2s,
2005 (In default) (NON)                          450,000             45             --             --        110,000             11
Six Flags, Inc. sr.
notes 9 1/2s, 2009                               230,000        239,200             --             --             --             --
Six Flags, Inc. 144A sr.
notes 8 7/8s, 2010                                    --             --             --             --        160,000        162,600
                                                          -------------                 -------------                 -------------
                                                              2,521,945                            --                     1,104,146

Financial                                                          0.1%                          1.3%                          2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Advanta Corp. 144A
company guaranty Ser.
B, 8.99s, 2026                                        --             --        100,000         58,000         85,000         49,300
Affinity Group Holdings
sr. notes 11s, 2007                              350,000        343,875             --             --        244,000        239,730
AMRESCO, Inc. sr. sub.
notes Ser. 97-A, 10s,
2004 (In default) (NON)                          101,000         26,260             --             --         30,000          7,800
AMRESCO, Inc. sr. sub.
notes Ser. 98-A, 9
7/8s, 2005 (In default) (NON)                    400,000        104,000             --             --        210,000         54,600
Associates Corp. sr.
notes 6 1/4s, 2008                                    --             --      4,195,000      4,209,515      2,820,000      2,829,757
CIT Group, Inc. sr.
notes 7 3/4s, 2012                                    --             --      1,835,000      1,841,294      1,165,000      1,168,996
Citigroup, Inc. deb. 6
5/8s, 2028                                            --             --      1,770,000      1,705,094        970,000        934,430
Citigroup, Inc. notes 6
1/2s, 2011                                            --             --      1,700,000      1,710,965      1,015,000      1,021,547
Conseco Finance Trust
III, Inc. bonds 8.796s,
2027                                           1,360,000        312,800             --             --        600,000        138,000
Conseco, Inc. sr. notes
10 3/4s, 2008                                    490,000        252,350             --             --        400,000        206,000
Fairfax Financial
Holdings, Ltd. notes 6
7/8s, 2008 (Canada)                                   --             --      1,355,000      1,138,200        930,000        781,200
Ford Motor Credit Corp.
notes 7 3/8s, 2009                                    --             --      1,095,000      1,074,107        720,000        706,262
Ford Motor Credit Corp.
notes 6 1/2s, 2007                                    --             --      3,090,000      2,997,334      2,060,000      1,998,223
Ford Motor Credit Corp.
sr. notes 5.8s, 2009                                  --             --      1,750,000      1,576,680        960,000        864,922
Household Finance Corp.
notes 8s, 2005                                        --             --      2,220,000      2,336,927      1,495,000      1,573,742
Imperial Credit
Industries, Inc. sec.
notes 12s, 2005                                  244,000         12,810             --             --        128,000          6,720
Madison River Capital
Corp. sr. notes 13
1/4s, 2010                                       480,000        374,400             --             --        240,000        187,200
Markel Capital Trust I
company guaranty Ser.
B, 8.71s, 2046                                        --             --      2,250,000      1,531,688      1,750,000      1,191,313
Nationwide Credit, Inc.
sr. notes Ser. A, 10
1/4s, 2008                                       660,000        188,100             --             --        160,000         45,600
Ocwen Capital Trust I
company guaranty 10
7/8s, 2027                                        70,000         52,500             --             --         15,000         11,250
Ocwen Federal Bank sub.
deb. 12s, 2005                                   102,000         99,960             --             --         55,000         53,900
ONO Finance PLC sr.
notes 14s, 2011 (United
Kingdom)                                         290,000        133,400             --             --             --             --
ONO Finance PLC sr.
notes 13s, 2009 (United
Kingdom)                                          30,000         12,900             --             --        180,000         77,400
Port Arthur Finance
Corp. company guaranty
12 1/2s, 2009                                         --             --      1,350,000      1,485,000      1,190,000      1,309,000
St. Paul Companies, Inc.
(The) sr. notes 5 3/4s,
2007                                                  --             --      2,715,000      2,688,773      1,720,000      1,703,385
TIG Capital Trust I 144A
bonds 8.597s, 2027                                    --             --      8,995,000      3,777,900      5,955,000      2,501,100
TIG Holdings, Inc. notes
8 1/8s, 2005                                          --             --      3,938,000      3,229,160      2,370,000      1,943,400
Verizon Global Funding
Corp. notes 7 3/4s,
2030                                                  --             --      2,645,000      2,758,629      1,535,000      1,600,944
Willis Corroon Corp.
144A company guaranty
9s, 2009                                         230,000        240,350             --             --        110,000        114,950
                                                          -------------                 -------------                 -------------
                                                              2,153,705                    34,119,266                    23,320,671

Food                                                               0.1%                          0.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc. 144A
sr. sub. notes Ser. D,
9 7/8s, 2007                                     990,000        990,000             --             --        510,000        510,000
Del Monte Corp. company
guaranty Ser. B, 9
1/4s, 2011                                       210,000        220,500             --             --        100,000        105,000
Eagle Family Foods
company guaranty Ser.
B, 8 3/4s, 2008                                   80,000         64,000             --             --         40,000         32,000
Premier International
Foods PLC sr. notes
12s, 2009 (United
Kingdom)                                         430,000        470,850             --             --        210,000        229,950
RAB Enterprises, Inc.
company guaranty 10
1/2s, 2005                                       700,000        245,000             --             --        160,000         56,000
Smithfield Foods, Inc.
sr. notes Ser. B, 8s,
2009                                             460,000        469,200             --             --        230,000        234,600
Unilever Capital Corp.
company guaranty 7
1/8s, 2010                                            --             --      4,545,000      4,811,519      3,840,000      4,065,178
Vlasic Foods
International, Inc. sr.
sub. notes Ser. B, 10
1/4s, 2009 (In default) (NON)                         --             --             --             --        240,000         51,600
                                                          -------------                 -------------                 -------------
                                                              2,459,550                     4,811,519                     5,284,328

Gaming & Lottery                                                   0.8%                          0.7%                          2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Ameristar Casinos, Inc.
company guaranty 10
3/4s, 2009                                       350,000        382,375             --             --        170,000        185,725
Argosy Gaming Co.
company guaranty 10
3/4s, 2009                                       700,000        777,000             --             --        340,000        377,400
Argosy Gaming Co. sr.
sub. notes 9s, 2011                               20,000         21,100             --             --             --             --
Boyd Gaming Corp. sr.
sub. notes 9 1/2s, 2007                               --             --        357,000        368,603        352,000        363,440
Circus Circus
Enterprises, Inc. sr.
sub. deb. 7 5/8s, 2013                                --             --        440,000        403,700        410,000        376,175
Fitzgeralds Gaming Corp.
company guaranty Ser.
B, 12 1/4s, 2004 (In
default) (NON)                                   133,127         46,594             --             --         36,866         12,903
Harrah's Operating
Company, Inc. company
guaranty 8s, 2011                                120,000        123,290             --             --        190,000        195,209
Harrah's Operating
Company, Inc. company
guaranty 7 1/2s, 2009                          1,030,000      1,034,645      1,250,000      1,255,638        725,000        728,270
Herbst Gaming, Inc. sec.
notes Ser. B, 10 3/4s,
2008                                             185,000        196,100             --             --        110,000        116,600
Hollywood Casino Corp.
company guaranty 11
1/4s, 2007                                       560,000        623,000             --             --        280,000        311,500
Hollywood Park, Inc.
company guaranty Ser.
B, 9 1/4s, 2007                                  280,000        267,400             --             --        140,000        133,700
Horseshoe Gaming
Holdings company
guaranty 8 5/8s, 2009                            745,000        778,525             --             --        525,000        548,625
International Game
Technology sr. notes 8
3/8s, 2009                                     1,030,000      1,084,075      2,390,000      2,515,475      2,150,000      2,262,875
ITT Corp. notes 6 3/4s,
2005                                             500,000        489,455      1,190,000      1,164,903      1,400,000      1,370,474
Majestic Investor
Holdings/Majestic
Investor Capital Corp.
144A company guaranty
11.653s, 2007                                    960,000        916,800             --             --        480,000        458,400
Mandalay Resort Group
sr. notes 9 1/2s, 2008                                --             --        870,000        941,775        825,000        893,063
Mandalay Resort Group
sr. sub. notes Ser. B,
10 1/4s, 2007                                    475,000        515,375      2,810,000      3,048,850      2,410,000      2,614,850
MGM Mirage, Inc. company
guaranty 8 3/8s, 2011                            855,000        871,031      2,961,000      3,016,519      3,411,000      3,474,956
Mohegan Tribal Gaming
Authority sr. notes 8
1/8s, 2006                                       190,000        193,325        460,000        468,050        270,000        274,725
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/4s, 2009                               500,000        506,250             --             --        636,000        643,950
Mohegan Tribal Gaming
Authority sr. sub.
notes 8 3/8s, 2011                                    --             --        561,000        562,403        590,000        591,475
Park Place Entertainment
Corp. sr. notes 7 1/2s,
2009                                                  --             --      1,955,000      1,869,900      1,190,000      1,138,200
Park Place Entertainment
Corp. sr. sub. notes 9
3/8s, 2007                                            --             --      2,390,000      2,533,400      2,190,000      2,321,400
Park Place Entertainment
Corp. sr. sub. notes 8
7/8s, 2008                                       940,000        978,775             --             --        520,000        541,450
Penn National Gaming,
Inc. company guaranty
Ser. B, 11 1/8s, 2008                            300,000        327,000             --             --        200,000        218,000
Riviera Black Hawk, Inc.
1st mtge. 13s, 2005                                   --             --             --             --        130,000        130,000
Station Casinos, Inc.
sr. notes 8 3/8s, 2008                           380,000        391,400      1,660,000      1,709,800      1,310,000      1,349,300
Station Casinos, Inc.
sr. sub. notes 9 7/8s,
2010                                             490,000        521,850             --             --        310,000        330,150
Trump Atlantic City
Associates company
guaranty 11 1/4s, 2006                           910,000        643,825             --             --        455,000        321,913
Trump Castle Funding,
Inc. sr. sub. notes 11
3/4s, 2003                                       360,000        284,400             --             --        185,000        146,150
Trump Castle Funding,
Inc. sub. notes 10
1/4s, 2003                                     1,120,000      1,134,000             --             --        700,000        708,750
Venetian Casino, Inc.
company guaranty 12
1/4s, 2004                                       465,000        488,250             --             --        230,000        241,500
                                                          -------------                 -------------                 -------------
                                                             13,595,840                    19,859,016                    23,381,128

Health Care Services                                               0.3%                          0.3%                          1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group,
Inc. 144A sr. notes 10
3/8s, 2009                                       380,000        398,050             --             --        260,000        272,350
HCA, Inc. deb. 7.19s,
2015                                                  --             --      2,425,000      2,452,281        790,000        798,888
HCA, Inc. med. term
notes 7.69s, 2025                                     --             --        200,000        200,000         70,000         70,000
HCA, Inc. med. term
notes 6.63s, 2045                                     --             --        640,000        642,842        530,000        532,353
HCA, Inc. notes 8 3/4s,
2010                                             530,000        579,495             --             --        930,000      1,016,850
HCA, Inc. notes 8.36s,
2024                                                  --             --             --             --        125,000        128,750
HCA, Inc. notes 7 1/4s,
2008                                                  --             --         35,000         35,700             --             --
HCA, Inc. notes 7s, 2007                         230,000        236,325             --             --        100,000        102,750
HCA, Inc. sr. notes 7
7/8s, 2011                                       196,000        205,800      1,700,000      1,785,000      2,715,000      2,850,750
Healthsouth Corp. sr.
sub. notes 10 3/4s,
2008                                             481,000        529,100      1,360,000      1,496,000      1,800,000      1,980,000
Mariner Post-Acute
Network, Inc. sr. sub.
notes Ser. B, 9 1/2s,
2007 (In default) (NON)                        1,160,000         11,600             --             --        170,000          1,700
Mariner Post-Acute
Network, Inc. sr. sub.
notes stepped-coupon
Ser. B, zero % (10
1/2s, 11/1/02), 2007 (STP)                       230,000          1,150             --             --        100,000            500
Multicare Companies,
Inc. sr. sub. notes 9s,
2007 (In default) (NON)                        1,410,000            141             --             --        330,000             33
Tenet Healthcare Corp.
sr. notes Ser. B, 8
1/8s, 2008                                       825,000        899,003        931,000      1,014,511      1,438,000      1,566,989
Triad Hospitals Holdings
company guaranty Ser.
B, 11s, 2009                                   1,000,000      1,110,000             --             --        680,000        754,800
Triad Hospitals, Inc.
company guaranty Ser.
B, 8 3/4s, 2009                                       --             --             --             --         60,000         63,825
Vanguard Health Systems,
Inc. company guaranty 9
3/4s, 2011                                       430,000        451,500             --             --        210,000        220,500
                                                          -------------                 -------------                 -------------
                                                              4,422,164                     7,626,334                    10,361,038

Homebuilding                                                       0.3%                          0.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.
company guaranty 8
5/8s, 2011                                       430,000        447,200             --             --        210,000        218,400
D.R. Horton, Inc.
company guaranty 10s,
2006                                             120,000        122,400             --             --        290,000        295,800
D.R. Horton, Inc.
company guaranty 8
3/8s, 2004                                            --             --      1,400,000      1,414,000        920,000        929,200
D.R. Horton, Inc.
company guaranty 8s,
2009                                             450,000        443,250        810,000        797,850        540,000        531,900
D.R. Horton, Inc. sr.
notes 7 7/8s, 2011                                    --             --             --             --         60,000         59,700
Del Webb Corp. sr. sub.
deb. 9 3/8s, 2009                                150,000        157,875             --             --        140,000        147,350
K. Hovnanian
Enterprises, Inc.
company guaranty 10
1/2s, 2007                                        80,000         87,200             --             --         50,000         54,500
K. Hovnanian
Enterprises, Inc.
company guaranty 9
1/8s, 2009                                       220,000        227,700             --             --        100,000        103,500
KB Home sr. sub. notes 9
1/2s, 2011                                       720,000        748,800        850,000        884,000      1,150,000      1,196,000
Lennar Corp. company
guaranty Ser. B, 9.95s,
2010                                             370,000        408,850        530,000        585,650        690,000        762,450
Lennar Corp. sr. notes 7
5/8s, 2009                                       480,000        481,200             --             --        150,000        150,375
M.D.C. Holdings, Inc.
sr. notes 8 3/8s, 2008                            60,000         61,200             --             --         30,000         30,600
Ryland Group, Inc. sr.
notes 9 3/4s, 2010                               560,000        610,400             --             --        270,000        294,300
Standard Pacific Corp.
sr. notes 9 1/2s, 2010                           500,000        520,000             --             --        240,000        249,600
Toll Corp. company
guaranty 8 1/8s, 2009                            220,000        222,475      2,150,000      2,174,188        230,000        232,588
                                                          -------------                 -------------                 -------------
                                                              4,538,550                     5,855,688                     5,256,263

Household Furniture and
Appliances                                                         0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Standard
Companies, Inc. company
guaranty 7 5/8s, 2010                            515,000        520,150        305,000        308,050        670,000        676,700
American Standard
Companies, Inc. company
guaranty 7 3/8s, 2005                             90,000         90,900             --             --             --             --
American Standard
Companies, Inc. company
guaranty 7 1/8s, 2003                            240,000        244,800             --             --        110,000        112,200
Sealy Mattress Co. sr.
sub. notes Ser. B, 9
7/8s, 2007                                       501,000        513,525             --             --        337,000        345,425
                                                          -------------                 -------------                 -------------
                                                              1,369,375                       308,050                     1,134,325

Investment
Banking/Brokerage                                                   --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean
Witter & Co. sr. notes
6 3/4s, 2011                                          --             --      1,915,000      1,923,560      1,205,000      1,210,386

Lodging/Tourism                                                    0.2%                          0.5%                          1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP
company guaranty 8
1/2s, 2011 (R)                                   500,000        508,750             --             --        265,000        269,638
Felcor Lodging LP
company guaranty 9
1/2s, 2008 (R)                                    75,000         79,125      1,265,000      1,334,575      1,365,000      1,440,075
Felcor Lodging LP 144A
company guaranty 9
1/2s, 2008 (R)                                   290,000        305,950             --             --        150,000        158,250
Hilton Hotels Corp.
notes 8 1/4s, 2011                                    --             --      2,715,000      2,675,177      1,870,000      1,842,572
HMH Properties, Inc.
company guaranty Ser.
B, 7 7/8s, 2008                                2,130,000      2,087,400      7,140,000      6,997,200      5,915,000      5,796,700
HMH Properties, Inc. sr.
notes Ser. C, 8.45s,
2008                                                  --             --             --             --         10,000         10,100
Host Marriott L.P. sr.
notes Ser. E, 8 3/8s,
2006 (R)                                         100,000        100,500        320,000        321,600             --             --
John Q. Hammons Hotels,
Inc. 1st mtge. 8 7/8s,
2004                                             660,000        655,050             --             --        290,000        287,825
Meristar Hospitality
Corp. company guaranty
9 1/8s, 2011 (R)                                 630,000        642,600             --             --        310,000        316,200
Meristar Hospitality
Corp. company guaranty
9s, 2008 (R)                                          --             --      2,960,000      3,008,100      2,040,000      2,073,150
                                                          -------------                 -------------                 -------------
                                                              4,379,375                    14,336,652                    12,194,510

Machinery                                                          0.2%                          0.1%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Agco Corp. company
guaranty 9 1/2s, 2008                            930,000      1,004,400             --             --        460,000        496,800
Briggs & Stratton
company guaranty 8
7/8s, 2011                                     1,010,000      1,045,411        540,000        558,932      1,000,000      1,035,060
Case Corp. notes 7 1/4s,
2016                                             410,000        291,100        790,000        560,900        860,000        610,600
Insilco Holding Co. sr.
disc. notes
stepped-coupon zero %
(14s, 8/15/03), 2008 (STP)                       320,000         41,600             --             --        150,000         19,500
Moog, Inc. sr. sub.
notes Ser. B, 10s, 2006                          360,000        368,100             --             --        180,000        184,050
Sequa Corp. sr. notes
9s, 2009                                         480,000        480,000        657,000        657,000        979,000        979,000
Sequa Corp. sr. notes
Ser. B, 8 7/8s, 2008                                  --             --             --             --         10,000         10,000
Terex Corp. company
guaranty 8 7/8s, 2008                            130,000        131,300             --             --         60,000         60,600
Terex Corp. company
guaranty Ser. B, 10
3/8s, 2011                                       120,000        129,300             --             --         60,000         64,650
Terex Corp. company
guaranty Ser. D, 8
7/8s, 2008                                       620,000        633,950             --             --        320,000        327,200
                                                          -------------                 -------------                 -------------
                                                              4,125,161                     1,776,832                     3,787,460

Manufacturing                                                      0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Blount, Inc. company
guaranty 13s, 2009                             1,075,000        677,250             --             --        540,000        340,200
Day International Group,
Inc. company guaranty 9
1/2s, 2008                                       550,000        412,500             --             --        200,000        150,000
Flowserve Corp. company
guaranty 12 1/4s, 2010                           522,000        592,470             --             --        260,000        295,100
Roller Bearing Company
of America company
guaranty Ser. B, 9
5/8s, 2007                                       370,000        333,000             --             --        230,000        207,000
                                                          -------------                 -------------                 -------------
                                                              2,015,220                            --                       992,300

Media                                                               --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.
bonds 7 5/8s, 2031                                    --             --      2,165,000      2,146,879      1,425,000      1,413,073
Quebecor Media, Inc. sr.
disc. notes
stepped-coupon zero %
(13 3/4s, 7/15/06),
2011 (Canada) (STP)                              370,000        247,900             --             --        180,000        120,600
Quebecor Media, Inc. sr.
notes 11 1/8s, 2011
(Canada)                                         530,000        579,025             --             --        270,000        294,975
                                                          -------------                 -------------                 -------------
                                                                826,925                     2,146,879                     1,828,648

Medical Services                                                   0.3%                           --%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alderwoods Group, Inc.
company guaranty 12
1/4s, 2009                                       425,000        448,375             --             --        295,000        311,225
AmerisourceBergen Corp.
sr. notes 8 1/8s, 2008                           760,000        796,100        655,000        686,113      1,000,000      1,047,500
Beverly Enterprises,
Inc. sr. notes 9 5/8s,
2009                                             250,000        255,000             --             --        170,000        173,400
Conventry Health Care,
Inc. 144A sr. notes 8
1/8s, 2012                                            --             --        200,000        201,500        170,000        171,275
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/2s,
2007 (In default) (NON)                          810,000             81             --             --        220,000             22
Integrated Health
Services, Inc. sr. sub.
notes Ser. A, 9 1/4s,
2008 (In default) (NON)                          250,000             25             --             --         60,000              6
Magellan Health
Services, Inc. sr. sub.
notes 9s, 2008                                   720,000        547,200             --             --        340,000        258,400
Magellan Health
Services, Inc. 144A sr.
notes 9 3/8s, 2007                               410,000        401,800             --             --        220,000        215,600
Mediq, Inc. company
guaranty 11s, 2008 (In
default) (NON)                                   510,000          5,100             --             --        130,000          1,300
Mediq, Inc. deb.
stepped-coupon zero %
(13s, 6/1/03), 2009 (STP)                        410,000             41             --             --        100,000             10
Omnicare, Inc. company
guaranty Ser. B, 8
1/8s, 2011                                       380,000        399,950             --             --        160,000        168,400
Quest Diagnostics, Inc.
company guaranty 7
1/2s, 2011                                       630,000        642,713             --             --        310,000        316,256
Rotech Healthcare, Inc.
144A sr. sub. notes 9
1/2s, 2012                                       260,000        268,450             --             --        180,000        185,850
Service Corp.
International notes 6s,
2005                                             910,000        836,063             --             --        635,000        583,406
Stewart Enterprises,
Inc. notes 10 3/4s,
2008                                             470,000        517,000             --             --        230,000        253,000
Sun Healthcare Group,
Inc. sr. sub. notes
Ser. B, 9 1/2s, 2007
(In default) (NON)                               250,000             25             --             --             --             --
                                                          -------------                 -------------                 -------------
                                                              5,117,923                       887,613                     3,685,650

Medical Technology                                                 0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
ALARIS Medical Systems,
Inc. 144A company
guaranty 9 3/4s, 2006                            125,000        121,250             --             --             --             --
ALARIS Medical, Inc. sr.
disc. notes
stepped-coupon zero %
(11 1/8s, 8/1/03), 2008 (STP)                    410,000        287,000             --             --        480,000        336,000
Alliance Imaging, Inc.
sr. sub. notes 10 3/8s,
2011                                             180,000        192,600             --             --        100,000        107,000
Bio-Rad Labs Corp. sr.
sub. notes 11 5/8s,
2007                                             250,000        278,750             --             --        120,000        133,800
Insight Health Services
Corp. 144A sr. sub.
notes 9 7/8s, 2011                               160,000        164,400             --             --         80,000         82,200
Kinetic Concepts, Inc.
company guaranty Ser.
B, 9 5/8s, 2007                                  465,000        478,950             --             --        240,000        247,200
Owens & Minor, Inc.
company guaranty 8
1/2s, 2011                                       340,000        357,000             --             --        170,000        178,500
                                                          -------------                 -------------                 -------------
                                                              1,879,950                            --                     1,084,700

Metals                                                             0.2%                          0.2%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp. company
guaranty 7 7/8s, 2009                          1,267,000      1,267,000        875,000        875,000      1,491,000      1,491,000
AK Steel Corp. sr. notes
9 1/8s, 2006                                      60,000         61,800        510,000        525,300        715,000        736,450
Alcoa, Inc. notes 6
3/4s, 2028                                            --             --      3,575,000      3,482,622      2,310,000      2,250,310
Anker Coal Group, Inc.
company guaranty Ser.
B, 14 1/4s, 2007 [TWO
DBL DAGGER]                                      426,325        149,214             --             --        205,800         72,030
Kaiser Aluminum &
Chemical Corp. sr. sub.
notes 12 3/4s, 2003 (In
default) (NON)                                 1,695,000        355,950             --             --        845,000        177,450
LTV Corp. company
guaranty 11 3/4s, 2009
(In default) (NON)                               910,000          4,550      1,490,000          7,450      1,790,000          8,950
Oregon Steel Mills 1st
mtge. 11s, 2003                                  280,000        280,350             --             --        150,000        150,188
P&L Coal Holdings Corp.
company guaranty Ser.
B, 9 5/8s, 2008                                  260,000        276,900             --             --        123,000        130,995
United States Steel, LLC
144A company guaranty
10 3/4s, 2008                                    800,000        796,000             --             --        390,000        388,050
WCI Steel, Inc. sr.
notes Ser. B, 10s, 2004                          700,000        266,000             --             --        350,000        133,000
Wheeling-Pittsburgh
Steel Corp. sr. notes 9
1/4s, 2007 (In default) (NON)                         --             --             --             --        250,000          5,000
WHX Corp. sr. notes 10
1/2s, 2005                                       320,000        176,000             --             --        130,000         71,500
                                                          -------------                 -------------                 -------------
                                                              3,633,764                     4,890,372                     5,614,923

Natural Gas Utilities                                               --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Williams Companies, Inc.
(The) 144A notes 8
1/8s, 2012                                            --             --      1,630,000      1,640,514      1,035,000      1,041,676
Office Equipment &

Supplies                                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Buhrmann US, Inc.
company guaranty 12
1/4s, 2009                                       400,000        424,000             --             --        200,000        212,000

Oil & Gas                                                          0.4%                          0.9%                          2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Amerada Hess Corp. notes
5.9s, 2006                                            --             --      3,920,000      3,882,329      2,560,000      2,535,398
Belco Oil & Gas Corp.
sr. sub. notes Ser. B,
8 7/8s, 2007                                     900,000        918,000             --             --        220,000        224,400
Chesapeake Energy Corp.
company guaranty 8
1/8s, 2011                                     1,020,000      1,022,550             --             --        720,000        721,800
Conoco Funding Co.
company guaranty 5.45s,
2006                                                  --             --      3,950,000      3,919,980      2,570,000      2,550,468
El Paso Energy Partners
L.P. company guaranty
Ser. B, 8 1/2s, 2011                             110,000        113,300             --             --        230,000        236,900
Forest Oil Corp. company
guaranty 10 1/2s, 2006                           200,000        213,250             --             --        100,000        106,625
Forest Oil Corp. sr.
notes 8s, 2008                                   410,000        418,200             --             --        200,000        204,000
K N Energy, Inc. sr.
notes 6.45s, 2003                                     --             --      3,770,000      3,839,745      2,110,000      2,149,035
Leviathan Gas Corp.
company guaranty Ser.
B, 10 3/8s, 2009                                 430,000        466,550      2,385,000      2,587,725      1,825,000      1,980,125
Newfield Exploration Co.
sr. notes 7 5/8s, 2011                           560,000        546,000             --             --        280,000        273,000
Nisource Finance Corp.
company guaranty Ser.
B, 7 5/8s, 2005                                       --             --      1,855,000      1,849,806      1,220,000      1,216,584
Nuevo Energy Co. sr.
sub. notes Ser. B, 9
3/8s, 2010                                       490,000        474,075             --             --        240,000        232,200
Ocean Energy, Inc.
company guaranty Ser.
B, 8 7/8s, 2007                                  510,000        537,933             --             --        140,000        147,668
Ocean Energy, Inc.
company guaranty Ser.
B, 8 3/8s, 2008                                  140,000        148,016        350,000        370,041        480,000        507,485
Parker & Parsley Co. sr.
notes 8 7/8s, 2005                                    --             --        330,000        337,013        170,000        173,613
Pioneer Natural
Resources Co. company
guaranty 9 5/8s, 2010                            870,000        957,000        900,000        990,000      1,550,000      1,705,000
Pogo Producing Co. sr.
sub. notes Ser. B, 8
1/4s, 2011                                       500,000        518,750             --             --        250,000        259,375
Seven Seas Petroleum,
Inc. sr. notes Ser. B,
12 1/2s, 2005                                         --             --             --             --         60,000         34,800
Stone Energy Corp.
company guaranty 8
3/4s, 2007                                       320,000        328,400             --             --        150,000        153,938
Transcontinental Gas
Pipeline Corp. notes
Ser. B, 7s, 2011                                      --             --      1,250,000      1,185,138        805,000        763,229
Union Pacific Resources
Group, Inc. notes 7.3s,
2009                                                  --             --      3,300,000      3,416,457      2,105,000      2,179,285
Vintage Petroleum, Inc.
sr. sub. notes 9 3/4s,
2009                                             714,000        728,280        915,000        933,300      1,366,000      1,393,320
Westport Resources Corp.
company guaranty 8
1/4s, 2011                                            --             --             --             --        120,000        123,600
XTO Energy, Inc. 144A
sr. sub. notes Ser. B,
8 3/4s, 2009                                     210,000        219,450             --             --        100,000        104,500
                                                          -------------                 -------------                 -------------
                                                              7,609,754                    23,311,534                    19,976,348

Paper & Forest Products                                            0.5%                          0.6%                          1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc.
144A sr. sub. notes 12
1/2s, 2008                                       310,000        303,800             --             --        150,000        147,000
Ball Corp. company
guaranty 8 1/4s, 2008                            290,000        301,600      2,275,000      2,366,000        455,000        473,200
Ball Corp. company
guaranty 7 3/4s, 2006                                 --             --        945,000        987,525      1,772,000      1,851,740
Bowater Canada Finance
company guaranty 7.95s,
2011 (Canada)                                         --             --        780,000        792,402        510,000        518,109
Four M Corp. sr. notes
Ser. B, 12s, 2006                                595,000        603,925             --             --        310,000        314,650
Georgia-Pacific Corp.
notes 8 7/8s, 2031                                    --             --      3,930,000      3,663,232      2,690,000      2,507,403
International Paper Co.
notes 8 1/8s, 2005                                    --             --      3,335,000      3,540,536      1,705,000      1,810,079
Norampac, Inc. sr. notes
9 1/2s, 2008 (Canada)                                 --             --        690,000        734,850        540,000        575,100
Norske Skog Canada, Ltd.
144A sr. notes 8 5/8s,
2011 (Canada)                                    410,000        416,150             --             --        200,000        203,000
Owens-Illinois, Inc.
deb. 7 1/2s, 2010                                220,000        201,300             --             --         10,000          9,150
Owens-Illinois, Inc. sr.
notes 7.35s, 2008                                710,000        656,750             --             --        270,000        249,750
Owens-Illinois, Inc. sr.
notes 7.15s, 2005                                 10,000          9,550             --             --        190,000        181,450
Pacifica Papers, Inc.
sr. notes 10s, 2009
(Canada)                                         610,000        649,650             --             --        340,000        362,100
Potlatch Corp. company
guaranty 10s, 2011                               730,000        784,750             --             --        340,000        365,500
Riverwood International
Corp. company guaranty
10 7/8s, 2008                                  1,485,000      1,536,975             --             --        535,000        553,725
Riverwood International
Corp. company guaranty
10 5/8s, 2007                                         --             --             --             --        190,000        200,925
Stone Container Corp.
sr. notes 12.58s, 2016                           350,000        369,250             --             --         40,000         42,200
Stone Container Corp.
sr. notes 9 3/4s, 2011                           920,000        991,300             --             --        600,000        646,500
Tekni-Plex, Inc. company
guaranty Ser. B, 12
3/4s, 2010                                       700,000        731,500             --             --        350,000        365,750
Tembec Industries, Inc.
company guaranty 8
5/8s, 2009 (Canada)                            1,560,000      1,606,800      1,080,000      1,112,400      1,700,000      1,751,000
Tembec Industries, Inc.
company guaranty 8
1/2s, 2011 (Canada)                                   --             --         65,000         66,300        180,000        183,600
Weyerhaeuser Co. 144A
notes 6 3/4s, 2012                                    --             --      3,100,000      3,044,758      1,965,000      1,929,984
                                                          -------------                 -------------                 -------------
                                                              9,163,300                    16,308,003                    15,241,915

Pharmaceuticals                                                     --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Biovail Corp. sr. sub.
notes 7 7/8s, 2010
(Canada)                                         350,000        348,250             --             --        240,000        238,800

Photography/Imaging                                                 --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp. notes 5
1/2s, 2003                                            --             --        770,000        719,950        530,000        495,550
Xerox Corp. notes Ser.
E, 5 1/4s, 2003                                       --             --      1,290,000      1,196,475        890,000        825,475
Xerox Corp. 144A sr.
notes 9 3/4s, 2009                               270,000        255,825             --             --        310,000        293,725
                                                          -------------                 -------------                 -------------
                                                                255,825                     1,916,425                     1,614,750

Power Producers                                                    0.3%                          0.5%                          1.3%
-----------------------------------------------------------------------------------------------------------------------------------
AES Corp. (The) notes 8
3/4s, 2008                                       220,000        171,600             --             --        100,000         78,000
AES Corp. (The) sr.
notes 9 3/8s, 2010                               960,000        753,600      3,840,000      3,014,400      3,810,000      2,990,850
AES Corp. (The) sr.
notes 8 7/8s, 2011                               670,000        502,500             --             --        360,000        270,000
Calpine Corp. sr. notes
10 1/2s, 2006                                    150,000        126,000      1,000,000        840,000        250,000        210,000
Calpine Corp. sr. notes
8 3/4s, 2007                                          --             --             --             --         80,000         63,600
Calpine Corp. sr. notes
8 5/8s, 2010                                     350,000        276,500             --             --             --             --
Calpine Corp. sr. notes
8 1/2s, 2011                                     665,000        520,363             --             --      2,723,000      2,130,748
Calpine Corp. sr. notes
7 7/8s, 2008                                     450,000        360,000        380,000        304,000        730,000        584,000
Calpine Corp. sr. notes
7 3/4s, 2009                                     280,000        221,200      2,350,000      1,856,500      2,085,000      1,647,150
Midland Funding Corp. II
deb. Ser. A, 11 3/4s,
2005                                           1,390,000      1,510,054      3,170,000      3,443,793      2,709,000      2,942,976
Midland Funding Corp. II
deb. Ser. B, 13 1/4s,
2006                                                  --             --        395,000        451,927         80,000         91,530
Mirant Americas
Generation, Inc. sr.
notes 8.3s, 2011                                      --             --        750,000        705,000        730,000        686,200
Tiverton/Rumford Power
Associates, LP 144A
pass-through
certificates 9s, 2018                            560,000        470,400      2,370,000      1,990,800      1,920,000      1,612,800
York Power Funding 144A
notes 12s, 2007 (Cayman
Islands) (In default) (NON)                           --             --        660,000        607,200        242,000        222,640
                                                          -------------                 -------------                 -------------
                                                              4,912,217                    13,213,620                    13,530,494

Publishing                                                         0.2%                           --%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Belo Corp. sr. notes 7
1/8s, 2007                                       370,000        365,897             --             --        180,000        178,004
CanWest Media, Inc. sr.
sub. notes 10 5/8s,
2011 (Canada)                                    415,000        459,613             --             --        210,000        232,575
Garden State Newspapers,
Inc. sr. sub. notes 8
5/8s, 2011                                        50,000         49,500             --             --         90,000         89,100
Garden State Newspapers,
Inc. sr. sub. notes
Ser. B, 8 3/4s, 2009                             395,000        395,000             --             --        145,000        145,000
Hollinger International
Publishing, Inc.
company guaranty 9
1/4s, 2007                                       250,000        255,000             --             --        120,000        122,400
Hollinger Participation
Trust 144A sr. notes 12
1/8s, 2010 (Canada) (PIK)                        263,412        258,144             --             --        126,438        123,909
Perry-Judd company
guaranty 10 5/8s, 2007                           265,000        251,750             --             --        130,000        123,500
PRIMEDIA, Inc. company
guaranty 8 7/8s, 2011                            370,000        336,700             --             --        200,000        182,000
PRIMEDIA, Inc. company
guaranty 7 5/8s, 2008                            510,000        433,500             --             --        260,000        221,000
PRIMEDIA, Inc. company
guaranty Ser. B, 8
1/2s, 2006                                       265,000        241,150             --             --        305,000        277,550
                                                          -------------                 -------------                 -------------
                                                              3,046,254                            --                     1,695,038

Railroads                                                          0.1%                          0.3%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern
Santa Fe Corp. debs.
7.95s, 2030                                           --             --      2,105,000      2,303,754      1,220,000      1,335,192
Canadian National
Railway Co. bonds 7
3/8s, 2031 (Canada)                                   --             --      1,570,000      1,609,988      1,010,000      1,035,725
Kansas City Southern
Railway Co. company
guaranty 9 1/2s, 2008                            785,000        847,800      1,000,000      1,080,000      1,400,000      1,512,000
RailAmerica
Transportation company
guaranty 12 7/8s, 2010                           720,000        792,000             --             --        360,000        396,000
Transportation
Manufacturing
Operations, Inc.
company guaranty 11
1/4s, 2009                                            --             --             --             --         60,000         46,800
Union Pacific Corp.
notes 7 3/8s, 2009                                    --             --      3,306,000      3,462,440      2,255,000      2,361,707
                                                          -------------                 -------------                 -------------
                                                              1,639,800                     8,456,182                     6,687,424

Real Estate                                                         --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
EOP Operating LP sr.
notes 7s, 2011                                        --             --      2,790,000      2,767,864      1,780,000      1,765,878
iStar Financial, Inc.
sr. notes 8 3/4s, 2008                           260,000        265,200             --             --        130,000        132,600
                                                          -------------                 -------------                 -------------
                                                                265,200                     2,767,864                     1,898,478

Regional Bells                                                      --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding,
Inc. company guaranty
7.9s, 2010                                            --             --      1,935,000      1,620,156      1,190,000        996,375
Qwest Capital Funding,
Inc. company guaranty 7
1/4s, 2011                                            --             --      1,270,000      1,028,332        810,000        655,865
Qwest Corp. 144A notes 8
7/8s, 2012                                            --             --        830,000        824,034        525,000        521,226
                                                          -------------                 -------------                 -------------
                                                                     --                     3,472,522                     2,173,466

Restaurants                                                        0.1%                          0.1%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Domino's, Inc. company
guaranty Ser. B, 10
3/8s, 2009                                       230,000        249,550             --             --        140,000        151,900
Sbarro, Inc. company
guaranty 11s, 2009                               415,000        425,894             --             --        275,000        282,219
Tricon Global
Restaurants, Inc. sr.
notes 8 7/8s, 2011                               140,000        150,500             --             --         50,000         53,750
Tricon Global
Restaurants, Inc. sr.
notes 7.65s, 2008                                408,000        414,120      1,644,000      1,668,660      1,965,000      1,994,475
Tricon Global
Restaurants, Inc. sr.
notes 7.45s, 2005                                460,000        466,900             --             --        230,000        233,450
                                                          -------------                 -------------                 -------------
                                                              1,706,964                     1,668,660                     2,715,794

Retail                                                             0.3%                          0.2%                          0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc. sr.
sub. notes
stepped-coupon zero %
(10s, 5/1/03), 2008 (STP)                        640,000        550,400             --             --        320,000        275,200
Dillards, Inc. notes
6.43s, 2004                                           --             --      1,330,000      1,301,259      1,250,000      1,222,988
Great Atlantic & Pacific
Tea Co. notes 7 3/4s,
2007                                             135,000        133,988             --             --         90,000         89,325
Iron Age Holdings Corp.
sr. disc. notes
stepped-coupon zero %
(12 1/8s, 5/1/03), 2009 (STP)                         --             --        320,000         22,400             --             --
J. Crew Operating Corp.
144A sr. sub. notes 10
3/8s, 2007                                       280,000        240,800             --             --        135,000        116,100
JC Penney Company, Inc.
debs. 7.4s, 2037                                      --             --      1,780,000      1,708,800      2,350,000      2,256,000
JC Penney Company, Inc.
notes 7.6s, 2007                               1,220,000      1,183,400      2,350,000      2,279,500      2,220,000      2,153,400
K mart Corp. deb. 7
3/4s, 2012 (In default) (NON)                     10,000          4,975             --             --             --             --
K mart Corp. med. term
notes 8.85s, 2011 (In
default) (NON)                                   140,000         65,800             --             --             --             --
Levi Strauss & Co. sr.
notes 11 5/8s, 2008                              810,000        844,425             --             --        400,000        417,000
Mothers Work, Inc. sr.
notes 12 5/8s, 2005                               40,000         37,600             --             --         20,000         18,800
Rite Aid Corp. 144A
notes 6 1/8s, 2008                               530,000        323,300             --             --        265,000        161,650
Saks, Inc. company
guaranty 8 1/4s, 2008                                 --             --        898,000        875,550        855,000        833,625
Saks, Inc. company
guaranty 7 1/2s, 2010                            960,000        892,800             --             --        780,000        725,400
Southland Corp. deb.
Ser. A, 4 1/2s, 2004                             160,000        148,424             --             --        100,000         92,765
Southland Corp. sr. sub.
deb. 5s, 2003                                    135,000        128,876        350,000        334,124        165,000        157,516
Stater Brothers Holdings
sr. notes 10 3/4s, 2006                          340,000        358,700             --             --        170,000        179,350
Tommy Hilfiger USA, Inc.
company guaranty 6.85s,
2008                                             260,000        236,600             --             --        140,000        127,400
Tommy Hilfiger USA, Inc.
company guaranty 6
1/2s, 2003                                       150,000        148,313             --             --         70,000         69,213
Travel Centers of
America, Inc. company
guaranty 12 3/4s, 2009                           130,000        143,000             --             --         60,000         66,000
                                                          -------------                 -------------                 -------------
                                                              5,441,401                     6,521,633                     8,961,732

Semiconductor                                                       --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor
International, Inc.
company guaranty 10
3/8s, 2007                                       430,000        456,875             --             --        340,000        361,250
Fairchild Semiconductor
International, Inc. sr.
sub. notes 10 1/8s,
2007                                             405,000        423,225             --             --         80,000         83,600
                                                          -------------                 -------------                 -------------
                                                                880,100                            --                       444,850

Shipping                                                           0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Kitty Hawk, Inc. company
guaranty 9.95s, 2004
(In default) (NON)                                    --             --             --             --         70,000          7,000
Navistar International
Corp. company guaranty
Ser. B, 9 3/8s, 2006                             400,000        423,000             --             --        210,000        222,075
Navistar International
Corp. sr. notes Ser. B,
8s, 2008                                         680,000        673,200        210,000        207,900        590,000        584,100
                                                          -------------                 -------------                 -------------
                                                              1,096,200                       207,900                       813,175

Specialty Printing                                                  --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Von Hoffman Press, Inc.
144A company guaranty
10 1/4s, 2009                                     60,000         60,900             --             --        120,000        121,800
Von Hoffman Press, Inc.
144A sr. sub. notes 13
1/2s, 2009                                       138,200        131,290             --             --         32,860         31,217
Von Hoffman Press, Inc.
144A sr. sub. notes 10
3/8s, 2007                                        60,000         55,800             --             --         30,000         27,900
                                                          -------------                 -------------                 -------------
                                                                247,990                            --                       180,917

Technology                                                         0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technologies, Inc.
Structured Note 12.58s,
2005 (issued by STEERS
Credit Linked Trust
2000)                                            270,000        251,100             --             --        140,000        130,200
Flextronics
International, Ltd. sr.
sub. notes 9 7/8s, 2010
(Singapore)                                      305,000        326,731        495,000        530,269        690,000        739,163
SCG Holding &
Semiconductor Corp.
company guaranty 12s,
2009                                             310,000        201,500             --             --        150,000         97,500
Telecommunications
Techniques, Inc.
company guaranty 9
3/4s, 2008                                       360,000         97,200             --             --        180,000         48,600
Viasystems, Inc. sr.
notes Ser. B, 9 3/4s,
2007                                             350,000         96,250             --             --        225,000         61,875
Viasystems, Inc. sr.
sub. notes 9 3/4s, 2007                               --             --             --             --         10,000          2,750
                                                          -------------                 -------------                 -------------
                                                                972,781                       530,269                     1,080,088

Technology Services                                                0.1%                           --%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. sr. notes
13s, 2007                                        570,000        176,700             --             --        470,000        145,700
Exodus Communications,
Inc. sr. notes 11 5/8s,
2010 (In default) (NON)                           80,000         16,200             --             --             --             --
Exodus Communications,
Inc. sr. notes 10 3/4s,
2009 (In default) (NON)                          430,000         90,838             --             --        280,000         59,150
Exodus Communications,
Inc. 144A sr. notes 11
1/4s, 2008 (In default) (NON)                    320,000         64,800             --             --        130,000         26,325
Firstworld Communication
Corp. sr. disc. notes
stepped-coupon zero %
(13s, 4/15/03), 2008 (STP)                       520,000         52,000             --             --        360,000         36,000
Globix Corp. sr. notes
12 1/2s, 2010 (In
default) (NON)                                   405,000         61,763             --             --        210,000         32,025
Iron Mountain, Inc.
company guaranty 8
3/4s, 2009                                        15,000         15,619             --             --        340,000        354,025
Iron Mountain, Inc.
company guaranty 8
1/8s, 2008 (Canada)                              180,000        182,250             --             --         90,000         91,125
Iron Mountain, Inc. sr.
sub. notes 8 1/4s, 2011                          490,000        503,328             --             --         40,000         41,088
PSINet, Inc. sr. notes
11s, 2009 (In default) (NON)                     530,000         53,000             --             --        290,000         29,000
Rhythms Netconnections,
Inc. sr. notes Ser. B,
14s, 2010 (In default) (NON)                          --             --             --             --        160,000         10,400
Unisys Corp. sr. notes 8
1/8s, 2006                                       390,000        396,825             --             --        190,000        193,325
Xerox Cap Europe PLC
company guaranty 5
7/8s, 2004 (United
Kingdom)                                              --             --        520,000        475,800        360,000        329,400
Xerox Credit Corp. sr.
notes 6.1s, 2003                                 630,000        589,050             --             --        310,000        289,850
                                                          -------------                 -------------                 -------------
                                                              2,202,373                       475,800                     1,637,413

Telecommunications                                                 0.5%                          0.5%                          1.5%
-----------------------------------------------------------------------------------------------------------------------------------
360Networks, Inc. sr.
notes 13s, 2008
(Canada) (In default) (NON)                      870,000          8,700             --             --        430,000          4,300
American Cellular Corp.
company guaranty 9
1/2s, 2009                                       600,000        441,000             --             --        400,000        294,000
American Tower Corp. sr.
notes 9 3/8s, 2009                               720,000        532,800             --             --        470,000        347,800
Arch Communications,
Inc. sr. notes 13 3/4s,
2008 (In default) (NON)                           80,000            400             --             --         40,000            200
Asia Global Crossing,
Ltd. sr. notes 13 3/8s,
2010 (Bermuda)                                   190,000         30,400             --             --        100,000         16,000
AT&T Corp. notes 6s,
2009                                                  --             --      1,955,000      1,807,163      1,245,000      1,150,853
British
Telecommunications PLC
bonds 8 7/8s, 2030
(United Kingdom)                                      --             --      3,545,000      4,029,212      2,345,000      2,665,304
Call-Net Enterprises,
Inc. sr. notes 8s, 2008
(Canada)                                         410,000        100,450             --             --        110,000         26,950
Dobson Communications
Corp. sr. notes 10
7/8s, 2010                                       491,000        471,360             --             --             --             --
Dobson/Sygnet
Communications, Inc.
sr. notes 12 1/4s, 2008                          300,000        295,500             --             --        540,000        531,900
Esprit Telecom Group PLC
sr. notes 11 1/2s, 2007
(United Kingdom) (In
default) (NON)                                   430,000          2,150             --             --        160,000            800
Flag, Ltd. 144A sr.
notes 8 1/4s, 2008
(Bermuda)                                        470,000         91,650        105,000         20,475        320,000         62,400
France Telecom notes 8
1/4s, 2011 (France)                                   --             --      1,445,000      1,476,501        925,000        945,165
Global Crossing
Holdings, Ltd. company
guaranty 9 5/8s, 2008
(Bermuda) (In default) (NON)                      60,000          1,275             --             --         20,000            425
Global Crossing
Holdings, Ltd. company
guaranty 9 1/2s, 2009
(Bermuda) (In default) (NON)                     580,000         12,325             --             --        310,000          6,588
Global Crossing
Holdings, Ltd. company
guaranty 9 1/8s, 2006
(Bermuda) (In default) (NON)                   1,180,000         25,075             --             --        580,000         12,325
iPCS, Inc. sr. disc.
notes stepped-coupon
zero % (14s, 7/15/05),
2010 (STP)                                       500,000        280,000             --             --        260,000        145,600
Knology Holdings, Inc.
sr. disc. notes
stepped-coupon zero %
(11 7/8s, 10/15/02),
2007 (STP)                                        45,000         17,100             --             --         20,000          7,600
Leap Wireless
International, Inc.
company guaranty 12
1/2s, 2010                                       375,000        243,750             --             --        180,000        117,000
Level 3 Communications,
Inc. sr. disc. notes
stepped-coupon zero %
(10 1/2s, 12/1/03),
2008 (STP)                                       610,000        155,550             --             --        320,000         81,600
McCaw International,
Ltd. sr. disc. notes
stepped-coupon zero %
(13s, 4/15/02), 2007 (STP)                       460,000         27,600             --             --        150,000          9,000
Metrocall, Inc. sr. sub.
notes 11s, 2008 (In
default) (NON)                                   150,000          1,500             --             --         80,000            800
Metrocall, Inc. sr. sub.
notes 10 3/8s, 2007 (In
default) (NON)                                   210,000          1,575             --             --        120,000            900
Metrocall, Inc. sr. sub.
notes 9 3/4s, 2007 (In
default) (NON)                                    70,000            700             --             --         30,000            300
Microcell
Telecommunications sr.
disc. notes Ser. B,
14s, 2006 (Canada)                               520,000        369,200             --             --        260,000        184,600
Millicom International
Cellular SA sr. disc.
notes 13 1/2s, 2006
(Luxembourg)                                     450,000        252,000             --             --        224,000        125,440
Nextel Communications,
Inc. sr. notes 12s,
2008                                             150,000        112,500             --             --        650,000        487,500
Nextel Communications,
Inc. sr. notes 9 1/2s,
2011                                           1,915,000      1,244,750             --             --        660,000        429,000
Nextel Partners, Inc.
sr. notes 11s, 2010                              450,000        288,000             --             --         40,000         25,600
Nextel Partners, Inc.
sr. notes 11s, 2010                               85,000         54,400             --             --        230,000        147,200
Nextel Partners, Inc.
144A sr. notes 12 1/2s,
2009                                             240,000        165,600             --             --        120,000         82,800
NorthEast Optic Network,
Inc. sr. notes 12 3/4s,
2008 (In default) (NON)                          450,000         90,000             --             --        240,000         48,000
PanAmSat Corp. 144A sr.
notes 8 1/2s, 2012                               690,000        682,832        500,000        494,806        835,000        826,326
Price Communications
Wireless, Inc. 144A sr.
notes 9 1/8s, 2006                               875,000        918,750             --             --        440,000        462,000
Rogers Wireless, Inc.
sec. notes 9 5/8s, 2011
(Canada)                                         140,000        130,200             --             --        180,000        167,400
RSL Communications PLC
company guaranty 9
1/8s, 2008 (United
Kingdom) (In default) (NON)                      300,000         12,000             --             --             --             --
RSL Communications PLC
144A company guaranty
10 1/2s, 2008 (United
Kingdom) (In default) (NON)                      160,000          6,400             --             --             --             --
RSL Communications, Ltd.
company guaranty 12
1/4s, 2006 (Bermuda)
(In default) (NON)                               490,000         19,600             --             --        123,000          4,920
Rural Cellular Corp. sr.
sub. notes Ser. B, 9
5/8s, 2008                                       505,000        409,050             --             --        370,000        299,700
SBA Communications Corp.
sr. notes 10 1/4s, 2009                          500,000        340,000             --             --        310,000        210,800
Spectrasite Holdings,
Inc. sr. disc. notes
stepped-coupon zero %
(11 1/8s, 4/15/04),
2009 (STP)                                       370,000        101,750             --             --        220,000         60,500
Spectrasite Holdings,
Inc. sr. disc. notes
stepped-coupon Ser. B,
zero % (12 7/8s,
3/15/05), 2010 (STP)                           1,000,000        255,000             --             --        500,000        127,500
Sprint Capital Corp.
company guaranty 7
5/8s, 2011                                            --             --      1,315,000      1,247,370        825,000        782,570
Sprint Capital Corp.
144A notes 8 3/8s, 2012                               --             --      2,285,000      2,248,988      1,455,000      1,432,069
Startec Global
Communications Corp.
sr. notes 12s, 2008 (In
default) (NON)                                   390,000          7,800             --             --         90,000          1,800
TSI Telecommunication
Services, Inc. 144A sr.
sub. notes 12 3/4s,
2009                                             190,000        182,400             --             --        120,000        115,200
US UnWired, Inc. company
guaranty stepped-coupon
Ser. B, zero % (13
3/8s, 11/1/04), 2009 (STP)                       700,000        455,000             --             --        350,000        227,500
Williams Communications
Group, Inc. sr. notes
11 7/8s, 2010                                    370,000         55,500             --             --        260,000         39,000
Williams Communications
Group, Inc. sr. notes
11.7s, 2008                                      210,000         30,450             --             --             --             --
Williams Communications
Group, Inc. sr. notes
10.7s, 2007                                      130,000         20,150             --             --         80,000         12,400
WorldCom, Inc.-WorldCom
Group notes 7 1/2s,
2011                                                  --             --      4,105,000      3,380,057      2,605,000      2,144,957
                                                          -------------                 -------------                 -------------
                                                              8,944,192                    14,704,572                    14,872,592

Telephone                                                          0.3%                           --%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Airgate PCS, Inc. sr.
sub. notes
stepped-coupon zero %
(13 1/2s, 10/1/04),
2009 (STP)                                       490,000        328,300             --             --        230,000        154,100
Alamosa Delaware, Inc.
company guaranty 13
5/8s, 2011                                       440,000        376,200             --             --        220,000        188,100
Alamosa Delaware, Inc.
company guaranty 12
1/2s, 2011                                        80,000         66,400             --             --         40,000         33,200
Alamosa PCS Holdings,
Inc. company guaranty
stepped-coupon zero %
(12 7/8s, 2/15/05),
2010 (STP)                                       230,000        110,400             --             --        120,000         57,600
Allegiance Telecom, Inc.
sr. notes 12 7/8s, 2008                          220,000         90,200             --             --        110,000         45,100
Birch
Telecommunications,
Inc. sr. notes 14s,
2008                                             340,000         40,800             --             --        300,000         36,000
Horizon PCS, Inc.
company guaranty
stepped-coupon zero %
(14s, 10/1/05), 2010 (STP)                       700,000        252,000             --             --        340,000        122,400
Horizon PCS, Inc. 144A
sr. notes 13 3/4s, 2011                          170,000        131,750             --             --        180,000        139,500
Hyperion
Telecommunications
Corp., Inc. sr. disc.
notes Ser. B, zero %,
2003                                              90,000          1,913             --             --             --             --
Hyperion
Telecommunications
Corp., Inc. sr. sub.
notes 12s, 2007                                  520,000         10,400             --             --        550,000         11,000
Metromedia Fiber
Network, Inc. sr. notes
10s, 2009 (In default) (NON)                      90,000          5,850             --             --         20,000          1,300
Metromedia Fiber
Network, Inc. sr. notes
Ser. B, 10s, 2008 (In
default) (NON)                                   820,000         53,300             --             --        440,000         28,600
Tele1 Europe B.V. sr.
notes 13s, 2009
(Netherlands)                                    180,000         30,600             --             --         90,000         15,300
Telecorp PCS, Inc.
company guaranty 10
5/8s, 2010                                       890,000      1,014,600             --             --        440,000        501,600
Time Warner Telecom,
Inc. sr. notes 9 3/4s,
2008                                             800,000        534,000             --             --        405,000        270,338
Tritel PCS, Inc. company
guaranty 10 3/8s, 2011                           780,000        881,400             --             --        390,000        440,700
Triton PCS, Inc. company
guaranty 9 3/8s, 2011                            550,000        529,375             --             --        280,000        269,500
Triton PCS, Inc. company
guaranty 8 3/4s, 2011                            110,000        103,400             --             --         50,000         47,000
UbiquiTel Operating Co.
company guaranty
stepped-coupon zero %
(14s, 4/15/05), 2010 (STP)                       855,000        316,350             --             --        550,000        203,500
Versatel Telecom B.V.
sr. notes 13 1/4s, 2008
(Netherlands)                                    250,000         67,500             --             --        170,000         45,900
Versatel Telecom B.V.
sr. notes 13 1/4s, 2008
(Netherlands)                                    180,000         48,600             --             --         40,000         10,800
WinStar Communications,
Inc. sr. disc. notes
stepped-coupon zero %
(14 3/4s, 4/15/05),
2010 (STP)                                     2,569,000            257             --             --      1,307,000            131
WinStar Communications,
Inc. sr. notes 12 3/4s,
2010 (In default) (NON)                          570,000             57             --             --        300,000             30
                                                          -------------                 -------------                 -------------
                                                              4,993,652                            --                     2,621,699

Textiles                                                           0.1%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc.
company guaranty 9
1/8s, 2008                                       370,000         48,100             --             --        180,000         23,400
Kasper A.S.L., Ltd. sr.
notes 12 3/4s, 2004 (In
default) (NON)                                   285,000         57,000             --             --         30,000          6,000
Samsonite Corp. sr. sub.
notes 10 3/4s, 2008                              545,000        399,213             --             --        380,000        278,350
William Carter Holdings
Co. (The) company
guaranty Ser. B, 10
7/8s, 2011                                       450,000        480,375             --             --        220,000        234,850
Westpoint Stevens, Inc.
sr. notes 7 7/8s, 2008                            50,000         23,750             --             --             --             --
Westpoint Stevens, Inc.
sr. notes 7 7/8s, 2005                           820,000        405,900             --             --        430,000        212,850
                                                          -------------                 -------------                 -------------
                                                              1,414,338                            --                       755,450

Toys                                                                --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hasbro, Inc. notes
7.95s, 2003                                      180,000        181,350             --             --        230,000        231,725
Hasbro, Inc. notes
6.15s, 2008                                           --             --      1,300,000      1,183,000        900,000        819,000
Hasbro, Inc. notes 5.6s,
2005                                             550,000        519,750             --             --        270,000        255,150
                                                          -------------                 -------------                 -------------
                                                                701,100                     1,183,000                     1,305,875

Waste Management                                                   0.2%                          0.1%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Allied Waste Industries,
Inc. company guaranty
Ser. B, 10s, 2009                              2,545,000      2,589,538             --             --      1,465,000      1,490,638
Allied Waste Industries,
Inc. company guaranty
Ser. B, 7 5/8s, 2006                                  --             --        466,000        457,845        325,000        319,313
Browning-Ferris
Industries, Inc. deb.
7.4s, 2035                                            --             --      2,908,000      2,181,000      3,325,000      2,493,750
Waste Management, Inc.
sr. notes 7 3/8s, 2010                         1,375,000      1,363,395             --             --        915,000        907,277
                                                          -------------                 -------------                 -------------
                                                              3,952,933                     2,638,845                     5,210,978

Water Utilities                                                     --%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Azurix Corp. sr. notes
Ser. B, 10 3/4s, 2010                            150,000        131,250        140,000        122,500             --             --
Azurix Corp. sr. notes
Ser. B, 10 3/8s, 2007                            181,000        157,470      6,360,000      5,533,200      4,390,000      3,819,300
                                                          -------------                 -------------                 -------------
                                                                288,720                     5,655,700                     3,819,300
                                                          -------------                 -------------                 -------------
Total Corporate Bonds
and Notes (cost
$204,839,141,
$352,729,202 and
$370,484,567)                                              $178,982,697                  $348,385,117                  $353,806,566
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                        BALANCED                      CONSERVATIVE
                                                                   7.6%                          3.5%                          6.0%
ASSET-BACKED                                   Principal                     Principal                     Principal
SECURITIES (a)                                    Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
ABSC Nims Trust Ser.
01-HE3, Class A, 7s,
2031                                         $        --  $          --    $   378,574   $    371,713     $  249,859    $   245,330
Ace Securities Corp.
Ser. 01-HE1, Class M2,
FRN, 3.3s, 2031                                  280,000        276,544        965,000        953,088        645,000        637,038
AQ Finance NIM Trust
Ser. 02-1, Class NOTE,
9 1/2s, 2032                                          --             --        271,000        270,840        250,000        249,853
Asset Backed Securities
Corp. Home Equity Loan
Trust, Ser. 01-HE3,
Class AIO, Interest
Only (IO), 6 1/2s, 2031                        2,225,357        186,191      8,366,386        699,999      5,391,586        451,103
Asset Backed Securities
Corp. Home Equity Loan
Trust, Ser. 02-HE1,
Class AIO, IO, 6 1/2s,
2032                                           1,203,000        124,471      4,093,000        423,490      2,711,000        280,499
Capital One Master Trust
Ser. 99-2, Class A,
1.973s, 2005                                  12,679,000     12,679,000      4,212,000      4,212,000        609,000       609,000
Chase Credit Card Master
Trust Ser. 00-2, Class
A, 1.948s, 2005                               10,012,000     10,015,104      3,326,000      3,327,031      2,162,000      2,162,670
Chevy Chase Master
Credit Card Trust Ser.
95-C, Class A, 2.108s,
2006                                           6,488,000      6,498,121      2,208,000      2,211,444      1,304,000      1,306,034
Conseco Finance
Securitizations Corp.
Ser. 00-4, Class A6,
8.31s, 2032                                    1,085,000      1,126,366      4,045,000      4,199,216      2,555,000      2,652,409
Ser. 00-5, Class A6,
7.96s, 2032                                      505,000        521,204      2,105,000      2,172,542      1,090,000      1,124,974
Ser. 01-04, Class A4,
7.36s, 2019                                      180,000        175,338        620,000        603,943        415,000        404,252
Ser. 01-1, Class AIO,
IO, 2 1/2s, 2007                               1,386,000        109,852      5,119,333        405,748      3,243,333        257,060
Ser. 01-3, Class AIO,
IO, 2 1/2s, 2007                               2,591,025        222,261     10,069,775        863,798      6,267,675        537,649
Ser. 01-4, Class AIO,
IO, 2 1/2s, 2033                               1,752,632        114,924      5,977,895        391,983      3,969,474        260,286
Ser. 02-A, Class AIO,
IO, 7 1/4s, 2004                               1,280,000        139,800      4,765,000        520,427      3,015,000        329,295
Conseco Recreational
Enthusiast Consumer
Trust Ser. 01-A, Class
APIO, IO, 5s, 2025                             1,073,319         86,581      3,974,986        320,650      2,501,999        201,829
Discover Card Master
Trust I Ser. 00-3,
Class A, 1.968s, 2005                         15,000,000     15,009,300      5,000,000      5,003,100      5,000,000      5,003,100
Federal Home Loan
Mortgage Acceptance
Corp. Ser. T-25,  A1,
1.99s, 2030                                   11,126,962     11,126,962        950,758        950,758             --             --
FHLMC Structured
Pass-Through Securities
Ser. T-40, Class S, IO,
6s, 2004                                         900,000         88,383      3,355,000        329,471      2,115,000        207,700
First Plus 144A Ser.
98-A, Class A, 8 1/2s,
2023                                             106,763         70,463        230,510        152,137        354,258        233,810
First USA Credit Card
Master Trust Ser. 98-1,
Class A, 1.93s, 2006                           6,057,000      6,058,878      3,155,000      3,155,978      2,050,000      2,050,636
Fleet Credit Card Master
Trust II Ser. 00-B,
Class A, 1.958s, 2005                         15,000,000     15,004,650      5,000,000      5,001,550      5,000,000      5,001,550
Greenpoint Manufactured
Housing Ser. 99-5,
Class A4, 7.59s, 2028                            220,000        221,925        760,000        766,650        505,000        509,419
Hyundai Auto Receivables
Trust Ser. 01-A, Class
D, 6 1/4s, 2008                                  235,000        233,687        865,000        860,168        565,000        561,844
Lehman Abs Manufactured
Housing Contract Ser.
01-B, Class A6, 6.467s,
2028                                             267,000        248,763        926,000        862,752        621,000        578,584
MBNA Master Credit Card
Trust
FRN, Ser. 00-B, Class
A, 2.02s, 2005                                19,000,000     19,011,780     10,000,000     10,006,200             --             --
FRN, Ser. 95-E, Class
A, 2.12s, 2005                                 6,010,000      6,013,726        787,000        787,488             --             --
FRN, Ser. 96-E, Class
A, 2.07s, 2005                                13,874,000     13,891,343     12,000,000     12,015,000      8,000,000      8,010,000
FRN, Ser. 96-J, Class
A, 2.05s, 2006                                        --             --     20,000,000     20,025,000     20,000,000     20,025,000
FRN, Ser. 96-K, Class
A, 2.03s, 2006                                        --             --      3,112,000      3,114,894      2,023,000      2,024,881
FRN, Ser. 98-A, Class
A, 2.01s, 2005                                13,695,000     13,699,245      4,743,000      4,744,470      2,407,000      2,407,746
Morgan Stanley Dean
Witter Capital I
Ser. 01-AM1, Class M2,
FRN, 3.16s, 2032                                 267,800        267,800        929,400        929,400        621,300        621,300
FRN Ser. 02-AM1, Class
B1, 4.8s, 2032                                    40,000         40,281        150,000        151,055         95,000         95,668
144A Ser. 01-NC4N,
Class Note, 8 1/2s,
2032                                                  --             --        385,818        383,889        242,489        241,276
Oakwood Mortgage
Investors, Inc. Ser.
01-E, Class AIO, IO,
6s, 2009                                         344,641         79,591      1,176,871        271,784        789,150        182,244
Option One Mortgage
Securities Corp. 144A
Ser. 02-1, Class CTFS,
6 3/4s, 2032                                          --             --        363,728        358,112        238,042        234,366
Residential Asset
Securities Corp. Ser.
01-KS3, Class A, IO,
5s, 2004                                       2,655,000        162,204      9,965,000        608,799      6,425,000        392,527
Residential Funding
Mortgage Securities,
Inc. Ser. 01-HS2, Class
AIO, IO, 7 1/4s, 2003                          1,920,423        221,149             --             --             --             --
Xerox Equipment Lease
Owner Trust 144A FRB
Ser. 01-1, Class A,
3.9s, 2008                                       339,496        338,435      1,281,117      1,277,113        816,712        814,160
                                                          -------------                 -------------                 -------------
Total Asset-Backed
Securities (cost
$134,315,800,
$94,470,439 and
$61,469,262)                                              $ 134,064,322                 $  93,703,680                 $  60,905,092
-----------------------------------------------------------------------------------------------------------------------------------

                                                       GROWTH                        BALANCED                     CONSERVATIVE
                                                                   1.8%                          6.2%                         10.7%
U.S. GOVERNMENT AND                            Principal                     Principal                     Principal
AGENCY OBLIGATIONS(a)                             Amount          Value         Amount          Value         Amount          Value

U.S. Government Agency Mortgage Obligations                        1.8%                          6.2%                         10.7%
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan
Mortgage Corporation
Pass-Through
Certificates
8 1/2s, July 1, 2028                         $        --  $          --    $   726,357   $    777,943    $   855,807  $     916,586
7 1/2s, October 1, 2029                        1,156,667      1,203,501      6,179,517      6,429,725      3,975,076      4,136,027
6 1/2s, April 1, 2029                                 --             --        282,092        281,892             --             --
Federal National
Mortgage Association
7s, TBA, April 1, 2032                         1,152,000      1,173,957     11,780,000     12,004,527      9,445,000      9,625,022
6 1/2s, TBA, April 1,
2032                                          10,882,000     10,824,217     45,163,014     44,923,198     26,132,000     25,993,239
6s, TBA, April 1, 2032                           190,000        184,063     24,657,000     23,886,469     16,433,000     15,919,469
Federal National
Mortgage Association
Adjustable Rate
Mortgages 6.606s,
September 1, 2031                              1,581,683      1,633,373      5,450,548      5,628,672      3,652,664      3,772,033
Federal National
Mortgage Association
Pass-Through
Certificates
8 1/2s, with due dates
from March 1, 2030 to
April 1, 2030                                         --             --        229,767        244,148             --             --
8s, with due dates from
April 1, 2025 to
February 1, 2028                                      --             --        660,664        699,045        390,944        411,570
7 1/2s, December 1,
2029                                                  --             --             --             --         32,863         34,085
7s, with due dates from
July 1, 2028 to January
1, 2032                                        1,890,227      1,929,865      2,645,081      2,700,547      1,193,416      1,218,694
6 1/2s, with due dates
from August 1, 2010 to
December 1, 2011                                      --             --             --             --        390,794        400,706
6s, with due dates from
July 1, 2031 to March
1, 2032                                        2,062,662      2,001,401     11,828,470     11,447,164     11,518,224     11,176,132
6s, with due dates from
September 1, 2015 to
February 1, 2017                               6,100,463      6,088,992     28,170,077     28,117,120     18,454,081     18,419,382
Government National
Mortgage Association
Pass-Through
Certificates
8s, with due dates from
June 15, 2017 to April
15, 2028                                       2,550,289      2,716,257     10,658,889     11,343,865      5,772,665      6,146,885
7 1/2s, with due dates
from September 15, 2028
to October 20, 2030                              585,934        607,672      5,372,772      5,602,120         82,031         85,075
7s, with due dates from
August 15, 2025 to
September 15, 2029                                    --             --         36,054         37,022        880,210        900,971
6 1/2s, with due dates
from March 15, 2028 to
February 15, 2032                              2,740,381      2,737,202     13,838,607     13,824,985      9,402,043      9,391,138
                                                          -------------                 -------------                 -------------
Total U.S. Government
and Agency Obligations
(cost $31,155,843,
$168,358,848 and
$108,594,642)                                             $  31,100,500                 $ 167,948,442                 $ 108,547,014

-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
                                                                   1.1%                          1.5%                          2.5%
COLLATERALIZED                                 Principal                     Principal                     Principal
MORTGAGE OBLIGATIONS (a)                          Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Amortizing Residential
Collateral Trust
Ser. 02-BC1, Class AIO,
IO, 6s, 2005                                 $        --  $          --    $ 5,604,000   $    489,037    $ 3,516,000  $     306,826
Ser. 01-BC6, Class AIO,
IO, 6s, 2004                                   3,473,000        238,362      4,764,000        326,967      3,141,000        215,576
Ser. 02-BC1, Class M2,
FRN, 3.00s, 2032                                      --             --        510,000        503,828        320,000        316,127
Arc Net Interest Margin
Trust FRN Ser. 01-5A,
Class A, 2.6s, 2008                              145,104        144,741        290,208        289,483        185,733        185,269
Arc Net Interest Margin
Trust 144A Ser. 01-6A,
Class A, 7 1/4s, 2031                                 --             --        391,769        386,032        261,179        257,354
Banc of America
Commercial Mortgage,
Inc. Ser. 01-PB1, Class
XC, IO, 0.94s, 2035                            3,031,247        133,209     10,547,148        463,498      7,072,911        310,821
Commercial Mortgage
Acceptance Corp.
Ser. 97-ML1, Class D,
7.052s, 2010                                          --             --        110,000        105,291             --             --
Ser. 97-ML1, Class A2,
6.53s, 2007                                      250,000        255,762      1,000,000      1,023,047        600,000        613,828
Ser. 97-ML1, IO,
0.952s, 2017                                   3,873,391        133,602     14,624,411        504,428      9,499,254        327,650
Countrywide Mortgage
Backed Securities, Inc.
Ser. 93-C, Class A8, 6
1/2s, 2024                                            --             --        180,000        176,571             --             --
Criimi Mae Commercial
Mortgage Trust Ser.
98-C1, Class A2, 7s,
2011                                                  --             --        505,000        500,345        320,000        317,050
CS First Boston Mortgage
Securities Corp. Ser.
01-26, Class 4 AIO, IO,
7 1/2s, 2031                                   6,736,981        397,903             --             --             --             --
CS First Boston Mortgage
Securities, Inc. Ser.
01-CK6, Class AX, IO,
0.645s, 2018                                   3,337,014        135,306     11,312,927        458,704      7,526,987        305,196
Deutsche Mortgage &
Asset Receiving Corp.
Ser. 98-C1, Class X,
IO, 1.21s, 2023                                3,066,205        121,690      7,113,595        282,321      5,887,113        233,645
Fannie Mae
FRN, Ser. 00-4, Class
SX, 11.1s, 2023                                       --             --        528,492        528,492        481,305        481,305
Ser. 01-T8, Class A1, 7
1/2s, 2031                                     1,571,062      1,655,507      5,384,252      5,673,656      3,399,891      3,582,635
Ser. 01-T4, Class A1, 7
1/2s, 2028                                            --             --        443,239        467,063        287,050        302,479
Ser. 319, Class 2, IO,
6 1/2s, 2032                                          --             --      2,378,147        722,734      1,054,692        320,528
Ser. 01-42, Class OI,
IO, 6 1/2s, 2024                               1,086,280        145,910      4,344,500        583,557      2,792,800        375,131
Ser. 98-1, Class SA,
IO, 11.1s, 2024                                       --             --      3,765,200      1,416,755      1,885,300        709,393
Ser. 01-63, Class PK,
IO, 6s, 2021                                   1,698,300        224,910      6,320,200        837,000      4,019,400        532,299
Ser. 01-67, Class IA,
IO, 6s, 2019                                     829,572         91,413             --             --             --             --
Ser. 318, Class 2, IO,
6s, 2032                                         719,540        229,578      7,307,863      2,331,665      3,610,289      1,151,908
Ser. 01-T12, IO,
0.572s, 2041                                   2,595,988         47,864      8,909,917        164,277      5,928,991        109,316
Ser. 02-T4, IO, 0.445s,
2041                                          12,841,632        185,099     47,820,902        689,290     30,239,237        435,868
Ser. 02-T1, IO, 0.429s,
2031                                           2,319,560         32,256      8,610,637        119,742      5,467,535         76,033
Ser. 01-50, Class B1,
IO, 0.584s, 2041                               4,226,009         69,333     14,498,768        237,870      9,706,935        159,254
Ser. 01-T10, Principal
Only (PO), zero %, 2041                          136,984         89,725        511,548        335,064        323,196        211,693
Ser. 01-T8, PO, zero %,
2031                                             155,264        101,698        579,817        379,780        366,327        239,944
Ser. 01-T7, PO, zero %,
2031                                              17,376         11,425         64,290         42,271         40,833         26,848
Ser. 00-T6, PO, zero %,
2030                                              13,811          9,081         52,074         34,239         32,459         21,342
Ser. 01-T3, PO, zero %,
2029                                              10,096          6,638         37,746         24,818         23,725         15,599
Ser. 01-T4, PO, zero %,
2028                                              50,748         33,367        190,803        125,453        121,185         78,412
Ser. 01-T1, PO, zero %,
2028                                               3,347          2,201         12,500          8,219          7,866          5,172
FFCA Secured Lending
Corp. Ser. 00-1, Class
X, IO, 1.71s, 2020                             1,442,131        121,905      5,575,598        471,312      3,563,366        301,216
FFCA Secured Lending
Corp. 144A Ser. 00-1,
Class A2, 7.77s, 2027                          1,025,000      1,082,985      3,885,000      4,104,778      2,475,000      2,615,013
First Union National
Bank Commercial
Mortgage
FRN, Ser. 01-C3, Class
H, 7.66s, 2011                                   138,000        137,887             --             --             --             --
Ser. 01-C3, Class F,
7.201s, 2011                                     138,000        139,876             --             --             --             --
Freddie Mac
Ser. 2028, Class SG,
IO, 10.9s, 2023                                       --             --      1,324,000        533,749      1,035,000        417,243
Ser. 2422, Class CI, IO
6 1/2s, 2028                                   1,698,861        322,253      6,336,400      1,201,936      3,992,800        757,384
Ser. 2032, Class SK,
IO, 11s, 2024                                  1,320,080        369,727             --             --             --             --
Ser. 1717, Class L, 6
1/2s, 2024                                            --             --         64,747         65,132             --             --
Ser. 216, Class IO, IO
6s, 2032                                       1,395,806        448,403             --             --             --             --
Ser. 212, Class IO, IO
6s, 2031                                       1,859,692        542,798             --             --             --             --
Ser. 2388, Class HI, IO
6s, 2021                                         421,732         59,646             --             --             --             --
Ser. 2382, Class IM, IO
6s, 2021                                       1,105,007        113,669             --             --             --             --
Ser. 2386, Class PI, IO
6s, 2020                                       1,628,438        206,633             --             --             --             --
Ser. 2366, Class IA, IO
6 1/2s, 2019                                     474,037         63,363      1,896,011        253,433      1,218,808        162,914
Ser. 1208, Class F,
zero %, 2022                                      55,893         46,525             --             --             --             --
GE Capital Commercial
Mortgage Corp. Ser.
01-3, Class X1, IO,
0.792s, 2038                                   3,143,641        133,605     10,850,792        461,159      7,303,609        310,403
GE Capital Mortgage
Services, Inc. Ser.
98-11, Class 2A4, 6
3/4s, 2028                                            --             --         75,000         74,488             --             --
General Growth
Properties-Mall
Properties Trust FRB
Ser. 01-C1A, Class D3,
4.15s, 2014                                      263,555        263,555        924,929        924,929        621,592        621,592
GMAC Commercial Mortgage
Securities, Inc. 144A
FRN Ser. 01-C1, Class
X1, IO, 0.609s, 2011                           4,515,108        163,673     13,088,852        474,471      8,410,009        304,863
Government National
Mortgage Association
Ser. 97-13, Class PI,
IO, 8s, 2027                                     851,104        198,972             --             --             --             --
Ser. 99-31, Class MP,
PO, zero %, 2029                                 311,191        257,753      1,470,193      1,217,733        735,097        608,867
Ser. 98-2, Class EA,
PO, zero %, 2028                                 230,806        181,688         44,035         34,664             --             --
Granite Mortgages PLC
FRN Ser. 01-2, Class
1C, 3.145s, 2041
(United Kingdom)                                 160,000        160,000        615,000        615,000        395,000        395,000
Holmes Financing PLC FRN
3.027s, 2040 (United
Kingdom)                                         480,000        479,550      1,630,000      1,628,472      1,100,000      1,098,969
Host Marriott Pool Trust
Ser. 99-HMTA, Class C,
7.73s, 2009                                      195,000        200,637        445,000        457,863        295,000        303,527
LB-UBS Commercial
Mortgage Trust
Ser. 00-C3, Class A1,
7.95s, 2009                                      927,346        994,866      3,202,688      3,435,876      2,155,839      2,312,806
Ser. 02-C1, Class XCL,
IO, 0.362s, 2024                               4,310,026         96,233     15,962,942        356,416     10,068,348        224,803
LB-UBS Commercial
Mortgage Trust 144A
Ser. 01-C7, Class XCL,
IO, 0.831s, 2033                               3,326,102        128,939     11,488,512        445,361      7,602,199        294,705
Merrill Lynch Mortgage
Investors, Inc.
FRN, Ser. 95-C3, Class
D, 7.792s, 2025                                       --             --         75,000         78,410             --             --
Ser. 96-C2, IO, 1.757s,
2028                                           1,102,730         65,819      1,878,571        112,127        680,536         40,620
Ser. 96-C2, Class E,
6.96s, 2028                                           --             --         65,000         61,242             --             --
Morgan Stanley Capital I
Ser. 99-CAM1, Class A1,
6.54s, 2004                                    1,087,127      1,113,286             --             --             --             --
Morgan Stanley Dean
Witter Capital I Ser.
02-HQ, Class X1, IO,
0.698s, 2034                                   2,800,000         72,696     10,500,000        272,612      6,650,000        172,654
Morgan Stanley Dean
Witter Capital I 144A
FRB Ser. 01-XLF, Class
D, 3.6s, 2013                                     79,983         79,858        274,942        274,512        184,961        184,672
FRB Ser. 01-XLF, Class
E, 3.34s, 2013                                    54,996         54,386        184,988        182,936        124,992        123,605
Mortgage Capital
Funding, Inc. Ser.
97-MC2, Class X, IO,
0.922s, 2012                                   1,753,846         91,529        485,902         25,358             --             --
PNC Mortgage Acceptance
Corp. Ser. 01-C1, Class
X1, IO, 0.697s, 2021                           3,021,629        127,003     11,349,655        477,040      7,294,441        306,594
Prudential Home Mortgage
Securities Ser. 93-57,
Class A4, 5.9s, 2023                                  --             --          1,681          1,702             --             --
Residential Asset
Mortgage Products, Inc.
Ser. 02-RZ1, Class AIO,
IO, 5 1/2s, 2004                                 530,000         50,054             --             --             --             --
Saco I, Inc. Ser. 01-1A,
Class AIO, IO, 8s, 2004                        1,882,842        273,895             --             --             --             --
Structured Asset
Security Corp. Ser.
00-1, Class A1, 2.14s,
2024                                           4,511,940      4,512,645      1,503,980      1,504,215      1,503,980      1,504,215
TIAA Retail Commercial
Mortgage Trust Ser.
99-1, Class A, 7.17s,
2032                                           1,006,584      1,055,341             --             --             --             --
                                                          -------------                 -------------                 -------------
Total Collateralized
Mortgage Obligations
(cost $19,109,118,
$39,850,752 and
$25,333,218)                                              $  18,908,233                 $  39,978,423                 $  25,286,166
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
CONVERTIBLE                                                        0.2%                          1.7%                          3.1%
PREFERRED STOCKS(a)                               Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------

Aerospace and Defense                                                --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Coltech Capital Trust
$2.625 cv. pfd.                                       --  $          --          4,592  $     167,034          3,241  $     117,891
Raytheon Co. $4.125 cv.
pfd.                                                  --             --         10,730        729,640          8,360        568,480
                                                          -------------                 -------------                 -------------
                                                                     --                       896,674                       686,371

Automotive                                                         0.1%                          0.2%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Ford Motor Company
Capital Trust II $3.25
cum. cv. pfd.                                     15,400        862,092         68,400      3,829,032         33,000      1,847,340
General Motors Corp.
Series B, $1.313 cv.
pfd.                                               6,200        168,795         24,000        653,400         10,400        283,140
Tower Automotive Capital
Trust $3.375 cv. pfd.                                 --             --          9,900        314,325          7,800        247,650
                                                          -------------                 -------------                 -------------
                                                              1,030,887                     4,796,757                     2,378,130

Banking                                                             --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Commerce Bancorp 144A
$2.975 cv. pfd.                                       --             --         19,800      1,027,224         15,400        798,952
Sovereign Bancorp, Inc.
$3.75 cv. pfd.                                        --             --         11,760        927,570          9,100        717,763
Washington Mutual, Inc.
$4.00 cv. pfd.                                        --             --          8,500        620,500          6,500        474,500
                                                          -------------                 -------------                 -------------
                                                                     --                     2,575,294                     1,991,215

Broadcasting                                                        --%                          0.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Emmis Communications
Corp. Ser. A, $3.125
cum. cv. pfd.                                         --             --         28,925      1,189,541         22,633        930,782
Paxson Communications
Corp. 144A 9.75% cv.
pfd. (PIK)                                            41        369,000             --             --             13        117,000
Pegasus Communications
Corp. Ser. C, 6.50%
cum. cv. pfd.                                         --             --         22,255        374,173         17,081        287,183
Radio One, Inc. 6.50%
cum. cv. pfd.                                         --             --          1,215      1,496,197            960      1,182,180
Sinclair Broadcast
Group, Inc. Ser. D,
$3.00 cv. pfd.                                        --             --         69,736      2,710,987         54,259      2,109,319
                                                          -------------                 -------------                 -------------
                                                                369,000                     5,770,898                     4,626,464

Cable Television                                                     --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Equity Securities Trust
II Ser. RMG, zero % cv.
pfd.                                                  --             --         48,640      1,191,680         37,930        929,285

Commercial and Consumer
Services                                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Carriage Services
Capital Trust $3.50 cv.
pfd.                                                  --             --         17,000        476,000         13,300        372,400
Interact Systems, Inc.
144A 14.00% cv. pfd.
(In default) (NON)                                   400              4             --             --             90              1
                                                          -------------                 -------------                 -------------
                                                                      4                       476,000                       372,401

Electric Utilities                                                   --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources
$4.50 cv. pfd.                                        --             --         15,000        815,625         11,800        641,625
TXU Corp. $4.375 cv. pfd                          12,900        728,850         25,800      1,457,700          3,100        175,150
                                                          -------------                 -------------                 -------------
                                                                728,850                     2,273,325                       816,775

Electronics                                                        0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc. $7.00 cv,
pfd.                                              17,300        774,175         34,700      1,552,825          4,200        187,950
Pioneer Standard
Electronics, Inc.
$3.375 cv. pfd.                                       --             --          3,700        177,600          2,600        124,800
Titan Capital Trust
$2.875 cum. cv. pfd.                                  --             --            400         15,550            600         23,325
Titan Capital Trust 144A
$2.875 cv. pfd.                                       --             --          3,000        116,625          2,000         77,750
World Access, Inc. 144A
Ser. D, zero % cv. pfd.                              114             29             --             --             29              7
                                                          -------------                 -------------                 -------------
                                                                774,204                     1,862,600                       413,832

Energy                                                              --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Evi, Inc. $2.50 cum. cv.
pfd.                                                  --             --         39,698      2,009,711         30,985      1,568,616

Engineering &
Construction                                                        --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
TXI Capital Trust I
$2.75 cv. pfd.                                        --             --         59,100      2,260,575         46,200      1,767,150

Financial                                                           --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Gabelli Asset
Management, Inc. $1.738
cv. pfd.                                              --             --         13,000        323,700         10,200        253,980

Food                                                                --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Suiza Capital Trust II
$2.75 cv. pfd.                                        --             --         23,433      1,215,587         18,017        934,632

Health Care Services                                                --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Anthem, Inc. $6.00 cv.
pfd                                                4,060        292,320          8,240        593,280          1,000         72,000
Caremark RX Capital
Trust I $3.50 cum. cv.
pfd.                                                  --             --          9,219      1,231,889          7,069        944,595
                                                          -------------                 -------------                 -------------
                                                                292,320                     1,825,169                     1,016,595

Insurance                                                           --%                          0.2%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
ACE, Ltd. $4.125 cum.
cv. pfd.                                              --             --         23,335      1,951,389         18,158      1,518,463
PartnerRe, Ltd. $4.00
cv. pfd. (Bermuda)                                    --             --         37,600      2,120,076         29,400      1,657,719
                                                          -------------                 -------------                 -------------
                                                                     --                     4,071,465                     3,176,182
Investment
Banking/Brokerage                                                   --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Decs Trust IX $6.75 cv.
pfd.                                                  --             --         16,400        522,750         12,700        404,813

Metals                                                              --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc.
14.25% cv. pfd.                                      182            910             --             --             87            435
Freeport-McMoRan Copper
& Gold, Inc. $1.75 cum.
cv. pfd.                                              --             --         78,400      1,499,400         59,900      1,145,588
                                                          -------------                 -------------                 -------------
                                                                    910                     1,499,400                     1,146,023

Natural Gas Utilities                                               --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Williams Companies, Inc.
(The) $2.25 cv. pfd.                              10,900        279,367         22,000        563,860          2,600         66,638

Oil & Gas                                                           --%                          0.2%                          0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.
$3.25 cv. pfd.                                        --             --         13,800        760,725         10,700        589,838
Unocal Capital Trust
$3.125 cum. cv. pfd.                                  --             --         14,216        725,016         10,863        554,013
Vec Trust I $1.937 cum.
cv. pfd.                                              --             --         73,870      2,779,359         57,550      2,165,319
Western Gas Resources
$2.625 cum. cv. pfd.                                  --             --         41,900      2,172,515         32,900      1,705,865
                                                          -------------                 -------------                 -------------
                                                                     --                     6,437,615                     5,015,035

Paper & Forest Products                                             --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Boise Cascade Corp.
$3.75 cv. pfd.                                        --             --         18,400      1,028,100         14,300        799,013
International Paper
Capital Trust $2.625
cum. cv. pfd.                                         --             --         23,091      1,070,845         17,922        831,133
                                                          -------------                 -------------                 -------------
                                                                     --                     2,098,945                     1,630,146

Railroads                                                           --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Canadian National
Railway Co. $2.625 cv.
pfd. (Canada)                                         --             --         12,400        812,200          9,500        622,250

Telecommunications                                                  --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp. 7.00% cv.
pfd.                                                  --             --         13,400        271,350         10,600        214,650
Broadwing, Inc. Ser. B,
$3.375 cum. cv. pfd.                                  --             --         19,710        606,083         15,213        467,800
Citizens Communications
Co. $1.688 cv. pfd.                                   --             --         29,700        690,525         22,800        530,100
Global Crossing, Ltd.
6.75% cum. cv. pfd.
(Bermuda)                                             --             --          9,652         18,098          7,465         13,997
Global Telesystems
Group, Inc. $3.625 cv.
pfd.                                                  --             --          5,300          3,313             --             --
                                                          -------------                 -------------                 -------------
                                                                     --                     1,589,369                     1,226,547
                                                          -------------                 -------------                 -------------
Total Convertible
Preferred Stocks (cost
$3,477,701, $44,238,507
and $30,488,058)                                          $   3,475,542                 $  45,073,574                 $  31,043,080
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
                                                                   0.1%                          2.9%                          6.1%
CONVERTIBLE                                    Principal                     Principal                     Principal
BONDS AND NOTES (a)                               Amount          Value         Amount          Value         Amount          Value

Advertising and
Marketing Services                                                  --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
DoubleClick, Inc. cv.
sub. notes 4 3/4s, 2006                      $        --  $          --    $   126,000  $     105,210     $   82,000  $      68,470
Lamar Advertising Co.
cv. notes 5 1/4s, 2006                                --             --        130,000        140,238        100,000        107,875
Young & Rubicam, Inc.
cv. sr. notes 3s, 2005                                --             --        250,000        243,438        260,000        253,175
                                                          -------------                 -------------                 -------------
                                                                     --                       488,886                       429,520

Aerospace and Defense                                               --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp. cv. sub.
notes 7s, 2003                                    77,000         50,146             --             --         49,000         31,911

Automotive                                                          --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Exide Corp. 144A cv. sr.
sub. notes 2.9s, 2005                            780,000          3,900             --             --        330,000          1,650
Standard Motor Products,
Inc. cv. sub. notes 6
3/4s, 2009                                            --             --        239,000        176,561        146,000        107,858
Tower Automotive, Inc.
cv. sub. notes 5s, 2004                               --             --        889,000        808,990        685,000        623,350
                                                          -------------                 -------------                 -------------
                                                                  3,900                       985,551                       732,858

Biotechnology                                                       --%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc. cv.
sub. notes 4 3/4s, 2007                               --             --      1,308,000      1,048,035      1,019,000        816,474
Genzyme Corp. 144A cv.
sub. deb. 3s, 2021                                    --             --        970,000        915,438        750,000        707,813
Gilead Sciences, Inc.
cv. sr. sub. notes 5s,
2007                                                  --             --        455,000        746,200        350,000        574,000
Imclone Systems, Inc.
cv. sub. notes 5 1/2s,
2005                                                  --             --      2,170,000      1,863,488      1,680,000      1,442,700
                                                          -------------                 -------------                 -------------
                                                                     --                     4,573,161                     3,540,987

Cable Television                                                    --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Rogers Communications
cv. deb. 2s, 2005
(Canada)                                          30,000         23,588             --             --         10,000          7,863

Commercial and Consumer
Services                                                            --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
NCO Group, Inc. cv. sub.
notes 4 3/4s, 2006                                    --             --        400,000        415,500        400,000        415,500
Tech Data Corp. 144A cv.
sub. notes 2s, 2021                                   --             --      1,260,000      1,267,875        970,000        976,063
                                                          -------------                 -------------                 -------------
                                                                     --                     1,683,375                     1,391,563

Communications Equipment                                            --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
CIENA Corp. cv. sr.
notes 3 3/4s, 2008                                    --             --        390,000        250,088        300,000        192,375
CommScope, Inc. cv. sub.
notes 4s, 2006                                        --             --        122,000         97,600         73,000         58,400
Comverse Technology,
Inc. 144A cv. sr. notes
1 1/2s, 2005                                          --             --      1,500,000      1,143,750      1,150,000        876,875
Extreme Networks, Inc.
144A cv. sr. notes 3
1/2s, 2006                                            --             --        210,000        172,988        160,000        131,800
ONI Systems Corp. cv.
notes 5s, 2005                                        --             --        785,000        603,469        599,000        460,481
Redback Networks, Inc.
cv. sub. notes 5s, 2007                               --             --        638,000        334,950        491,000        257,775
                                                          -------------                 -------------                 -------------
                                                                     --                     2,602,845                     1,977,706

Computers                                                           --%                          0.2%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Adaptec, Inc. 144A cv.
sub. notes 3s, 2007                                   --             --        549,000        605,273        426,000        469,665
Anixter International,
Inc. cv. sr. notes zero
%, 2020                                               --             --      2,100,000        611,625      1,800,000        524,250
Anixter International,
Inc. 144A cv. sr. notes
zero %, 2020                                          --             --        979,000        285,134        599,000        174,459
Checkpoint Systems, Inc.
cv. sub. deb. 5 1/4s,
2005                                                  --             --        770,000        765,188        590,000        586,313
Hewlett-Packard Co. cv.
sub. notes zero %, 2017                               --             --      2,730,000      1,324,050      2,128,000      1,032,080
Quantum Corp. cv. sub.
notes 7s, 2004                                        --             --        462,000        429,660        360,000        334,800
Western Digital Corp.
cv. sub. deb. zero %,
2018                                                  --             --        630,000        264,600        490,000        205,800
                                                          -------------                 -------------                 -------------
                                                                     --                     4,285,530                     3,327,367

Conglomerates                                                       --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International, Ltd.
cv. notes zero %, 2020
(Bermuda)                                             --             --      2,820,000      1,892,925      2,080,000      1,396,200

Electrical Equipment                                                --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc.
cv. sub. notes 5s, 2007                               --             --        185,000        143,375        199,000        154,225
Amkor Technology, Inc.
144A cv. sub. notes 5s,
2007                                                  --             --         81,000         62,775         50,000         38,750
EDO Corp. 144A cv. sub
notes 5 1/4s, 2007                                    --             --        540,000        583,200        430,000        464,400
                                                          -------------                 -------------                 -------------
                                                                     --                       789,350                       657,375

Electronics                                                         --%                          0.4%                          0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Act Manufacturing, Inc.
cv. sub. notes 7s, 2007
(In default) (NON)                                    --             --      2,000,000        180,000      1,500,000        135,000
Analog Devices, Inc.
144A cv. notes 4 3/4s,
2005                                                  --             --      1,135,000      1,076,831             --             --
Analog Devices, Inc.
144A cv. sub. notes 4
3/4s, 2005                                            --             --        332,000        314,985             --             --
Arrow Electronics, Inc.
cv. deb. zero %, 2021                                 --             --        857,000        400,648        690,000        322,575
Atmel Corp. cv. sub.
deb. zero %, 2018                                     --             --        340,000        207,825        300,000        183,375
Atmel Corp. 144A cv.
sub. notes zero %, 2021                               --             --      1,850,000        624,375      1,420,000        479,250
Benchmark Electronics,
Inc. cv. sub. notes 6s,
2006                                                  --             --        466,000        452,603        359,000        348,679
Brooks Automation, Inc.
cv. sub notes 4 3/4s,
2008                                                  --             --        700,000        669,816        560,000        535,853
Brooks Automation, Inc.
144A cv. notes 4 3/4s,
2008                                                  --             --        680,000        650,678        520,000        497,578
Celestica, Inc. cv.
Liquid Yield Option
Notes (LYON) zero %,
2020 (Canada)                                         --             --      4,098,000      1,777,508      3,172,000      1,375,855
Kulicke & Soffa
Industries, Inc. cv.
sub. notes 4 3/4s, 2006                               --             --        145,000        157,506        115,000        124,919
Lattice Semiconductor
Corp. cv. sub. notes 4
3/4s, 2006                                            --             --        223,000        238,331        132,000        141,075
LSI Logic Corp. cv. sub.
notes 4 1/4s, 2004                                    --             --        890,000      1,027,950        700,000        808,500
LSI Logic Corp. 144A cv.
sub. notes 4s, 2006                                   --             --        710,000        685,150        554,000        534,610
S3, Inc. cv. sub. notes
5 3/4s, 2003                                          --             --        700,000        559,125        700,000        559,125
Solectron Corp. cv. LYON
zero %, 2020                                          --             --      1,428,000        806,820      1,087,000        614,155
                                                          -------------                 -------------                 -------------
                                                                     --                     9,830,151                     6,660,549

Energy                                                              --%                          0.1%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Diamond Offshore
Drilling, Inc. cv. deb.
zero %, 2020                                          --             --             --             --        100,000         51,000
Diamond Offshore
Drilling, Inc. 144A cv.
deb. zero %, 2020                                     --             --        310,000        158,100        190,000         96,900
Global Marine, Inc. cv.
deb. zero %, 2020                                     --             --      1,640,000        850,750      1,450,000        752,188
Global Marine, Inc. 144A
cv. deb. zero %, 2020                                 --             --      1,008,000        522,900        630,000        326,813
Nabors Industries, Inc.
cv. deb. zero %, 2020                                 --             --      2,025,000      1,321,313      1,613,000      1,052,483
Pride International,
Inc. cv. sub. deb. zero
%, 2018                                               --             --        281,000        128,206        272,000        124,100
Pride International,
Inc. 144A cv. sr. notes
2 1/2s, 2007                                          --             --        200,000        230,000        200,000        230,000
                                                          -------------                 -------------                 -------------
                                                                     --                     3,211,269                     2,633,484
Engineering &
Construction                                                        --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Foster Wheeler, Ltd.
144A cv. sub. notes 6
1/2s, 2007                                            --             --        780,000        291,525        650,000        242,938

Financial                                                           --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Financial Federal Corp.
cv. sub. notes 4 1/2s,
2005                                                  --             --        600,000        681,750        400,000        454,500
Telewest Finance PLC
144A cv. company
guaranty 6s, 2005
(United Kingdom)                                 110,000         50,600             --             --        350,000        161,000
Telewest Finance PLC cv.
sub. notes 6s, 2005
(United Kingdom)                                 670,000        308,200             --             --        270,000        124,200
                                                          -------------                 -------------                 -------------
                                                                358,800                       681,750                       739,700

Health Care                                                         --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp. cv.
sub. deb. 3 1/4s, 2003                           110,000        106,013        901,000        868,339        586,000        564,758

Health Care Services                                                --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc. cv. sub.
notes 7s, 2009                                   295,000        293,909             --             --             --             --
Quest Diagnostics, Inc.
cv. deb. 1 3/4s, 2021                                 --             --      1,041,000      1,171,125        800,000        900,000
Total Renal Care
Holdings, Inc. 144A cv.
bonds 7s, 2009                                   120,000        119,556             --             --        295,000        293,909
                                                          -------------                 -------------                 -------------
                                                                413,465                     1,171,125                     1,193,909

Homebuilding                                                        --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc. cv.
sr. notes zero %, 2021                                --             --        770,000        539,963        590,000        413,738

Insurance                                                           --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
American International
Group, Inc. cv. deb.
zero %, 2031                                          --             --      1,570,000        938,075      1,240,000        740,900
AmerUs Group Co. 144A
cv. bonds 2s, 2032                                    --             --        650,000        727,188        510,000        570,563
Ohio Casualty Corp. 144A
cv. notes 5s, 2022                                    --             --        540,000        579,798        430,000        461,691
                                                          -------------                 -------------                 -------------
                                                                     --                     2,245,061                     1,773,154

Investment
Banking/Brokerage                                                   --%                          0.1%                          0.3%
-----------------------------------------------------------------------------------------------------------------------------------
E*Trade Group, Inc. cv.
sub. notes 6s, 2007                                   --             --      1,985,000      1,630,181      1,545,000      1,268,831
Legg Mason, Inc. 144A
cv. LYON zero %, 2031                                 --             --      2,560,000      1,241,600      1,960,000        950,600
Merrill Lynch & Company,
Inc. cv. sr. notes zero %,
2031                                                  --             --             --             --      2,080,000      1,107,600
                                                          -------------                 -------------                 -------------
                                                                     --                     2,871,781                     3,327,031

Lodging/Tourism                                                     --%                          0.1%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises
cv. sr. notes zero %,
2021                                                  --             --      5,000,000      1,837,500      3,900,000      1,433,250

Media                                                               --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
AT&T Corp.- Liberty
Media Group cv. deb.
Class B, 3 1/4s, 2031                                 --             --        680,000        697,850        532,000        545,965

Medical Services                                                   0.1%                          0.1%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Service Corp.
International cv. sub.
notes 6 3/4s, 2008                               740,000        755,096      1,410,000      1,438,764        150,000        153,060

Medical Technology                                                   --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Charles River
Laboratories
International, Inc.
144A cv. bonds 3 1/2s,
2022                                                  --             --      1,310,000      1,328,013      1,020,000      1,034,025

Metals                                                              --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper
& Gold, Inc. 144A cv.
sr. notes 8 1/4s, 2006                           180,000        261,864      2,010,000      2,924,148      1,350,000      1,963,980
Quanex Corp. cv. sub.
deb. 6.88s, 2007                                      --             --        576,000        648,000        376,000        423,000
                                                          -------------                 -------------                 -------------
                                                                261,864                     3,572,148                     2,386,980

Oil & Gas                                                           --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp. cv.
deb. 4.95s, 2008                                      --             --             --             --        500,000        502,500

Paper & Forest Products                                             --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Mail-Well, Inc. cv. sub.
notes 5s, 2002                                        --             --        497,000        491,409        383,000        378,691

Pharmaceuticals                                                     --%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Alkermes, Inc. cv. sub.
notes 3 3/4s, 2007                                    --             --        599,000        408,069        460,000        313,375
Allergan, Inc. 144A cv.
bonds zero %, 2020                                    --             --        845,000        521,788        510,000        314,925
Alza Corp. cv. sub. LYON
zero %, 2014                                          --             --        552,000        916,320        427,000        708,820
Aviron cv. sub. notes 5
1/4s, 2008                                            --             --        120,000        121,650        100,000        101,375
Cephalon, Inc. 144A cv.
sub. notes 2 1/2s, 2006                               --             --      1,380,000      1,336,875      1,080,000      1,046,250
Elan Finance Corp., Ltd.
cv. LYON zero %, 2018
(Bermuda)                                             --             --        300,000        145,875        100,000         48,625
ICN Pharmaceuticals,
Inc. 144A cv. sub.
notes 6 1/2s, 2008                                    --             --      1,510,000      1,687,425      1,230,000      1,374,525
Inhale Therapeutic
Systems, Inc. cv. sub.
notes 3 1/2s, 2007                                    --             --        200,000        107,750        150,000         80,813
Inhale Therapeutic
Systems, Inc. 144A cv.
sub. notes 5s, 2007                                   --             --        116,000         68,295         77,000         45,334
Inhale Therapeutic
Systems, Inc. 144A cv.
sub. notes 3 1/2s, 2007                               --             --        340,000        183,175        210,000        113,138
                                                          -------------                 -------------                 -------------
                                                                     --                     5,497,222                     4,147,180

Photography/Imaging                                                 --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Xerox Corp. cv. sub.
deb. 0.57s, 2018                                      --             --      5,324,000      3,008,060      4,090,000      2,310,850

Publishing                                                          --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Times Mirror Co. cv.
sub. notes zero %, 2017                               --             --        688,000        454,940        530,000        350,463

Restaurants                                                         --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
CKE Restaurants, Inc.
cv. sub notes 4 1/4s,
2004                                                  --             --        500,000        445,000        400,000        356,000

Retail                                                              --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp. 144A cv.
sr. notes 4 3/4s, 2006                                --             --      1,050,000        866,250        830,000        684,750
TJX Companies, Inc.
(The) cv. LYON zero %,
2021                                                  --             --      1,964,000      1,512,280      1,492,000      1,148,840
                                                          -------------                 -------------                 -------------
                                                                     --                     2,378,530                     1,833,590

Semiconductor                                                       --%                          0.2%                          0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Advanced Energy
Industries, Inc. cv.
sub. notes 5 1/4s, 2006                               --             --        200,000        198,500        300,000        297,750
ASM Holding NV 144A cv.
sub notes 5 3/4s, 2006
(Netherlands)                                         --             --        530,000        834,750        400,000        630,000
ASM Lithography Holdings
144A cv. bonds 4 1/4s,
2004 (Netherlands)                                    --             --          3,000          2,921             --             --
ATMI, Inc. 144A cv. sub.
notes 5 1/4s, 2006                                    --             --        210,000        334,163        160,000        254,600
Fairchild Semiconductor
International, Inc.
144A cv. sr. sub. notes
5s, 2008                                              --             --      2,068,000      2,550,113      1,611,000      1,986,572
LAM Research Corp. 144A
cv. notes 4s, 2006                                    --             --        390,000        385,125        290,000        286,375
Photronics, Inc. cv.
sub. notes 6s, 2004                                   --             --        300,000        366,000        300,000        366,000
Photronics, Inc. 144A
cv. sub notes 4 3/4s,
2006                                                  --             --        310,000        363,863        240,000        281,700
                                                          -------------                 -------------                 -------------
                                                                     --                     5,035,435                     4,102,997

Shipping                                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Navistar Financial Corp.
144A cv. sub. bonds 4
3/4s, 2009                                            --             --        450,000        467,438        340,000        353,175

Software                                                            --%                          0.3%                          0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Acxiom Corp. cv. sub.
notes 5 1/4s, 2003                                    --             --        400,000        411,000        300,000        308,250
Aether Systems, Inc. cv.
sub. notes 6s, 2005                                   --             --      1,100,000        669,625        850,000        517,438
Aspen Technology, Inc.
cv. sub. deb. 5 1/4s,
2005                                                  --             --        400,000        353,000        411,000        362,708
Computer Associates
International, Inc.
144A cv. sr. notes 5s,
2007                                                  --             --        672,000        785,400        525,000        613,594
i2 Technologies, Inc.
cv. sub. notes 5 1/4s,
2006                                                  --             --        430,000        316,050        340,000        249,900
Manugistics Group, Inc.
cv. sub. notes 5s, 2007                               --             --      2,160,000      1,852,200      1,660,000      1,423,450
Network Associates, Inc.
144A cv. sub. notes 5
1/4s, 2006                                            --             --        428,000        658,050        334,000        513,525
Peregrine Systems, Inc.
cv. sub. notes 5 1/2s,
2007                                                  --             --      1,622,000      1,228,665      1,257,000        952,177
Symantec Corp. 144A cv.
sub notes 3s, 2006                                    --             --        760,000      1,056,400        580,000        806,200
Wind River Systems, Inc.
144A cv. sub. notes 3
3/4s, 2006                                            --             --      1,098,000        963,495        854,000        749,385
                                                          -------------                 -------------                 -------------
                                                                     --                     8,293,885                     6,496,627

Technology Services                                                 --%                          0.1%                          0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer
Services, Inc. cv.
notes 3 1/2s, 2006                                    --             --        810,000      1,159,313        640,000        916,000
Automatic Data
Processing, Inc. cv.
LYON zero %, 2012                                     --             --        300,000        451,500        300,000        451,500
CheckFree Corp. cv.
company guaranty 6
1/2s, 2006                                            --             --        864,000        730,080        638,000        539,110
CheckFree Corp. 144A cv.
sub. notes 6 1/2s, 2006                               --             --         59,000         49,855         35,000         29,575
Safeguard Scientifics,
Inc. cv. sub. notes 5s,
2006                                                  --             --        488,000        302,560        387,000        239,940
                                                          -------------                 -------------                 -------------
                                                                     --                     2,693,308                     2,176,125

Telecommunications                                                  --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. cv.
notes 5s, 2010                                    70,000         38,500             --             --         40,000         22,000
Brightpoint, Inc. cv.
LYON zero %, 2018                                     --             --      3,200,000      1,264,000      2,500,000        987,500
Nextel Communications,
Inc. cv. sr. notes 5
1/4s, 2010                                       830,000        415,000             --             --        500,000        250,000
Spectrasite Holdings,
Inc. cv. sr. notes 6
3/4s, 2010                                       110,000         37,150             --             --         30,000         10,132
                                                          -------------                 -------------                 -------------
                                                                490,650                     1,264,000                     1,269,632

Textiles                                                            --%                           --%                           --%
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International,
Ltd. 144A cv. deb.
stepped-coupon zero %
(4 1/4s, 9/1/07), 2021 (STP)                          --             --        126,000        130,253         99,000        102,341

Tobacco                                                             --%                           --%                          0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Standard Commercial
Corp. cv. sub. deb. 7
1/4s, 2007                                            --             --        300,000        279,750        352,000        328,240
Vector Group, Ltd. 144A
cv. sub. notes 6 1/4s,
2008                                                  --             --        480,000        500,400        375,000        390,938
                                                          -------------                 -------------                 -------------
                                                                     --                       780,150                       719,178
                                                          -------------                 -------------                 -------------
Total Convertible Bonds
and Notes (cost
$3,263,259, $76,125,249
and $60,041,428)                                          $   2,463,522                 $  78,826,492                 $  61,695,240
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
                                                                    --%                          0.3%                          0.5%
FOREIGN GOVERNMENT                             Principal                     Principal                     Principal
BONDS AND NOTES (a)                               Amount          Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Ontario (Province of)
sr. unsub. 5 1/2s, 2008
(Canada)                                     $        --  $          --    $ 5,675,000  $   5,604,403    $ 3,490,000  $   3,446,584
Quebec (Province of) sr.
unsub. 5 3/4s, 2009
(Canada)                                              --             --      1,985,000      1,954,828      1,175,000      1,157,140
                                                          -------------                 -------------                 -------------
Total Foreign Government
Bonds and Notes (cost
$-, $7,004,379 and
$4,328,230)                                               $          --                 $   7,559,231                 $   4,603,724
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
                                                                   0.1%                          0.1%                          0.4%
PREFERRED STOCKS (a)                              Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc. $3.25
cum. pfd. (PIK)                                   11,231  $         112             --  $          --             --  $          --
California Federal
Bancorp, Inc. Ser. A,
$2.281 pfd.                                        8,100        201,771         22,060        549,515         15,240        379,628
CSBI Capital Trust I
144A company guaranty
Ser. A, 11.75% pfd.                                   --             --             --             --         90,000         99,900
Delta Financial Corp.
Ser. A, $10.00 cum.
pfd.                                                 767          8,821             --             --            192          2,208
Dobson Communications
Corp. 13.00% pfd.                                     36         30,960             --             --              1            860
Dobson Communications
Corp. 12.25% pfd. (PIK)                               14         12,040             --             --             --             --
First Union Capital II
Ser. A, 7.95% pfd.                                    --             --      2,490,000      2,527,201      3,155,000      3,202,136
Intermedia
Communications, Inc.
Ser. B, 13.50% pfd. (PIK)                              1            930              1            930             --             --
Nextel Communications,
Inc. Ser. D, 13.00%
cum. pfd. (PIK)                                        6          2,700             --             --              2            900
Nextel Communications,
Inc. Ser. E, 11.125%
pfd. (PIK)                                           249         92,130             --             --            124         45,880
Paxson Communications
Corp. 13.25% cum. pfd. (PIK)                          59        545,750             --             --             57        527,250
                                                          -------------                 -------------                 -------------
Total Preferred Stocks
(cost $1,153,767,
$2,857,707 and
$3,997,598)                                               $     895,214                 $   3,077,646                 $   4,258,762
-----------------------------------------------------------------------------------------------------------------------------------

                                                      GROWTH                         BALANCED                       CONSERVATIVE
                                                                    --%                           --%                           --%
UNITS (a)                                         Shares          Value         Shares          Value         Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies,
Ltd. 144A Structured
Call Warrants (issued
by UBS AG) Expiration
7/16/02 (India)                                       --  $          --          9,900  $     760,419             --  $          --
Fast Retailing Company,
Ltd. 144A Structured
Warrants (Issued by
Salomon Smith Barney
Holdings) Expiration
5/9/02 (Japan)                                     4,100        169,215             --             --             --             --
Fast Retailing Company,
Ltd. 144A Structured
Capped Warrants (Issued
by Salomon Smith
Barney) Expiration
5/9/02 (Japan)                                     4,100        194,865             --             --             --             --
Nippon Television
Network Corp. 144A
Structured Call
Warrants (Issued by
Lehman Brothers Finance
SA) Expiration 8/6/02
(Japan)                                               --             --            440        100,196             --             --
Samsung Electronics
Company, Ltd. 144A
Structured Call
Warrants (Issued by
Morgan Stanley Dean
Witter) Expiration
5/9/02 (South Korea)                                 940        230,949             --             --             --             --
                                                          -------------                 -------------                 -------------
Total Units (cost
$547,950, $888,691 and
$--)                                                      $     595,029                 $     860,615                 $          --
-----------------------------------------------------------------------------------------------------------------------------------


                                                     GROWTH                     BALANCED                   CONSERVATIVE
                                                                   --%                           --%                           --%
                              Expiration
WARRANTS                            Date       Warrants          Value       Warrants          Value       Warrants          Value
-----------------------------------------------------------------------------------------------------------------------------------
Anker Coal Group, Inc.
144A                            10/28/09             32  $           1             --   $         --              7   $          1
Birch
Telecommunications,
Inc. 144A (PIK)                  6/15/08            340             34             --             --             80              8
Club Regina, Inc. 144A           12/1/04            195              2             --             --             40              1
Dayton Superior Corp.            6/15/09            630          6,300             --             --            330          3,300
Delta Financial Corp.           12/21/10          8,130              1             --             --          2,035              1
Diva Systems Corp.               5/15/06            502              5             --             --            128              1
Diva Systems Corp. 144A           3/1/08          5,157             52             --             --          3,189             32
Genesis Health Ventures,
Inc.                             10/1/02          6,132         13,000             --             --          1,435          3,041
Globalstar
Telecommunications               2/15/04            400              4             --             --             90              1
Horizon PCS, Inc.                10/1/10            700         14,000             --             --            340          6,800
ICG Communications, Inc.        10/15/05          1,287             13             --             --            330              3
Imperial Credit
Industries, Inc.                  8/1/08         11,686             12             --             --          6,131              6
Interact Systems, Inc.            8/1/03            400              4             --             --             90              1
Interact Systems, Inc.
144A                            12/15/09            400              4             --             --             90              1
iPCS, Inc. 144A                  7/15/10            500          2,500             --             --            260          1,300
IWO Holdings, Inc.               1/15/11            390         11,700             --             --            190          5,700
Jostens, Inc.                     5/1/10            830          8,300             --             --            480          4,800
KMC Telecommunications
Holdings, Inc. 144A              4/15/08            700              7             --             --            175              2
Knology Holdings, Inc.          10/22/07          1,005             25             --             --            210              5
Korea Telecom Corp. 144A
(South Korea)                   11/15/02          5,910        280,623             --             --             --             --
McCaw International,
Ltd.                             4/15/07             30              1             --             --             10              1
Mediq, Inc. 144A                  6/1/09            410              4             --             --            100              1
ONO Finance PLC 144A
(United Kingdom)                 2/15/11            290            725             --             --             --             --
Orbital Imaging Corp.
144A                              3/1/05            415              4             --             --            100              1
Paxson Communications
Corp. 144A                       6/30/03            960          4,320             --             --            320          1,440
Pliant Corp. 144A                 6/1/10             --             --             --             --            160            320
Startec Global
Communications Corp.             5/15/08            390              4             --             --             90              1
Sterling Chemicals
Holdings                         8/15/08            145             87             --             --             30             18
Telehub Communications
Corp. 144A                       7/31/05            290              2             --             --             80              1
Travel Centers of
America, Inc. 144A                5/1/09            210              2             --             --            180              2
Ubiquitel, Inc. 144A             4/15/10             --             --             --             --            590         20,945
UIH Australia/Pacific,
Inc. 144A                        5/15/06            820              8             --             --            200              2
United Artists Theatre            3/2/08         11,100         99,900             --             --          2,926         26,334
Veraldo Holdings, Inc.
144A                             4/15/08          1,510             15             --             --            360              4
Versatel Telecom NV
(Netherlands)                    5/15/08             20             10             --             --             10              5
                                                         -------------                 -------------                 -------------
Total Warrants (cost
$1,550,464, $- and
$647,153)                                                $     441,669                 $          --                 $      74,079
----------------------------------------------------------------------------------------------------------------------------------


                                                             GROWTH                     BALANCED                   CONSERVATIVE
PURCHASED
OPTIONS
OUTSTANDING (a)
(cost $525,601,                                                   --%                        --%                                --%
$813,598 and                 Expiration Date/    Contract                   Contract                   Contract
$310,034)                    Strike Price          Amount       Value         Amount       Value         Amount               Value
-----------------------------------------------------------------------------------------------------------------------------------
Topix Index Equity OTC
option (Morgan Stanley           Apr-02/
& Company, Inc.)                1,135.5
(call)                              JPY      JPY4,170,908 $    56,342   JPY6,456,305  $   87,214   JPY2,460,274      $       33,234
-----------------------------------------------------------------------------------------------------------------------------------

                                                            GROWTH                      BALANCED                  CONSERVATIVE
                                                                  11.6%                         15.4%                         23.7%
SHORT-TERM                                      Principal                    Principal                     Principal
INVESTMENTS (a)                                    Amount         Value         Amount          Value         Amount          Value
-----------------------------------------------------------------------------------------------------------------------------------
Citicorp. effective
yield of 1.82%, April
11, 2002                                   $          --  $          --  $  23,000,000  $  22,988,372  $  16,000,000  $  15,991,911
COFCO Capital Corp.
effective yield of
1.86%, April 15, 2002                         15,000,000     14,989,150             --             --             --             --
Credit Suisse First
Boston (USA), Inc.
effective yield of
1.93%, June 18, 2002                          25,000,000     24,895,458     25,000,000     24,895,458             --             --
Danske Corp. effective
yield of 1.95%, June
24, 2002                                      15,000,000     14,933,708     25,000,000     24,886,250     10,000,000      9,954,500
Delaware Funding Corp.
effective yield of
1.90%, June 10, 2002                          17,585,000     17,520,033             --             --             --             --
Delaware Funding Corp.
effective yield of
1.88%, April 24, 2002                                 --             --     21,877,000     21,850,723             --             --
Eureka Securitization,
Inc. effective yield of
1.84%, April 29, 2002                                 --             --     25,000,000     24,964,222     25,000,000     24,964,222
Federal Home Loan Banks
effective yield of
1.87%, June 14, 2002                                  --             --             --             --     25,000,000     24,903,903
Federal Home Loan Banks
effective yield of
1.74%, April 24, 2002                                 --             --     30,000,000     29,966,650             --             --
Federal Home Loan
Mortgage Corp. zero %,
April 30, 2002                                15,000,000     14,978,492     15,000,000     14,971,492             --             --
Federal National
Mortgage Assoc.
effective yield of
1.74%, May 8, 2002                                    --             --             --             --     28,121,000     28,070,710
Federal National
Mortgage Assoc.
effective yield of
..74%, April 24, 2002                                  --             --             --             --     28,930,000     28,898,717
General Electric Capital
Corp. effective yield
of 1.82%, April 11,
2002                                                  --             --     30,000,000     29,984,833     17,000,000     16,991,406
Old Line Funding Corp.
effective yield of
1.94%, June 13, 2002                           5,000,000      4,980,331     30,000,000     29,881,983     13,826,000     13,771,610
ING America Insurance
Holdings effective
yield of .93%, June 18,
2002                                                  --             --     20,000,000     19,916,367     14,750,000     14,688,320
NATC California, LLC
effective yield of
..80%, April 25, 2002                                  --             --     30,000,000     29,964,000             --             --
Sheffield Receivable
Corp. effective yield
of 1.85%, April 26,
2002                                           8,000,000      7,989,722             --             --             --             --
U.S. Treasury Bill
effective yield of
1.77%, June 13, 2002 (SEG)                            --             --      2,300,000      2,291,745        760,000        757,272
U.S. Treasury Bill
effective yield of
1.76%, June 13, 2002 (SEG)                            --             --      2,100,000      2,092,527             --             --
U.S. Treasury Bill
effective yield of
1.755%, June 13, 2002 (SEG)                           --             --             --             --        450,000        448,399
U.S. Treasury Bill
effective yield of
1.75%, June 13, 2002 (SEG)                            --             --     14,200,000     14,142,482             --             --
U.S. Treasury Bill
effective yield of
1.6925%, June 13, 2002 (SEG)                          --             --             --             --      6,500,000      6,477,814
U.S. Treasury Bill
effective yield of
1.69%, June 13, 2002 (SEG)                            --             --     15,000,000     14,948,801             --             --
U.S. Treasury Bill zero
%, June 13, 2002 (SEG)                        15,055,000     15,002,969             --             --             --             --
Short-term investments
held as collateral for
loaned securities with
yields ranging from
1.80% to 2.19% and due
dates ranging from
April 1, 2002 to May
13, 2002 (d)                                  49,190,403     49,144,896     61,697,002     61,639,925      1,413,894      1,412,586
Interest in $715,000,000
joint tri-party
repurchase agreement
dated March 28, 2002
with Goldman Sachs &
Co. due April 1, 2002
with respect to various
U.S. Government
obligations -- maturity
values of $2,872,613,
$4,699,002 and
$2,108,450,
respectively for an
effective yield of
1.92%                                          2,872,000      2,872,000      4,698,000      4,698,000      2,108,000      2,108,000
Interest in $750,000,000
joint tri-party
repurchase agreement
dated March 28, 2002
with S.B.C. Warburg,
Inc. due April 1, 2002
with respect to various
U.S. Government
obligations -- maturity
values of $37,056,863,
$41,162,734 and
$25,329,374,
respectively for an
effective yield of
1.91%                                         37,049,000     37,049,000     41,154,000     41,154,000     25,324,000     25,324,000
Interest in $750,000,000
joint repurchase
agreement dated March
28, 2002 with Morgan
Stanley, Dean Witter &
Co. due April 1, 2002
with respect to various
U.S. Government
obligations -- maturity
value of $26,005,460
for an effective yield
of 1.89%                                              --             --             --             --     26,000,000     26,000,000
                                                         --------------                --------------                --------------
Total Short-Term
Investments (cost
$204,355,759,
$415,237,830 and
$240,763,370)                                            $  204,355,759                $  415,237,830                $  240,763,370
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost
$1,805,383,000,
$2,748,004,983 and
$1,066,223,931)                                          $1,799,867,443                $2,799,094,722                $1,049,012,229
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



(a) Percentages indicated are based on net assets as follows:

-----------------------------------------------
Growth Portfolio                 $1,763,297,563
Balanced Portfolio                2,698,722,337
Conservative Portfolio            1,017,799,541
-----------------------------------------------

(b) The aggregate identified cost on a tax basis is as follows:


                                                                                         Net Unrealized
                           Aggregate       Gross Unrealized       Gross Unrealized        Appreciation/
                     Identified Cost           Appreciation           Depreciation       (Depreciation)
------------------------------------------------------------------------------------------------------
Growth Portfolio      $1,855,283,787           $108,077,170          $163,493,514         $(55,416,344)
Balanced Portfolio     2,795,655,767            181,563,398           178,124,443            3,438,955
Conservative Portfolio 1,072,365,150             26,655,045            50,007,966          (23,352,921)
------------------------------------------------------------------------------------------------------


(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. New
      Century Financial Corp. - private was acquired 3/4/02 with a cost of $308,000 and $595,000 for Growth and Balanced portfolios, respectively. Quorum Broadcast Holdings, Inc. Class E was acquired 5/15/01 with a cost of $113,758 and $55,881 for Growth and Conservative portfolios, respectively. Quorum Broadcast Holdings, LLC notes was acquired 5/15/01 with a cost of $515,960 and $253,885 for Growth and Conservative portfolios, respectively. Safety Components International, Inc. was acquired on various dates from 7/21/97 to 4/20/01 with a cost of $66,400, and $35,000 for Growth and Conservative portfolios, respectively. The total market value of restricted securities held at March 31, 2002 by the funds did not exceed 0.1% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) Portions of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 2002.

  (R) Real Estate Investment Trust.

  (d) See footnote 1 to the financial statements.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depositary Receipts or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities
(Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
(FRN) are the current interest rates shown at March 31, 2002, which are subject to change based on the terms of the security.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at March 31, 2002: (as percentage of Market Value)

Growth Portfolio
--------------------------------------------
Australia                                0.7%
Bermuda                                  0.7
Brazil                                   0.8
Canada                                   1.5
France                                   3.3
Germany                                  2.0
Hong Kong                                0.6
Italy                                    0.9
Japan                                    4.5
Mexico                                   1.0
Netherlands                              2.0
Singapore                                0.5
Spain                                    0.5
Sweden                                   0.8
Switzerland                              2.2
Taiwan                                   1.0
United Kingdom                           6.8
United States                           63.8
Other                                    6.4
--------------------------------------------
Total                                  100.0%

Balanced Portfolio
--------------------------------------------
Bermuda                                  0.7%
Canada                                   1.0
France                                   2.2
Germany                                  1.0
Japan                                    2.1
Netherlands                              1.0
Sweden                                   0.6
Switzerland                              0.8
United Kingdom                           3.5
United States                           83.4
Other                                    3.7
--------------------------------------------
Total                                  100.0%

Conservative Portfolio
--------------------------------------------
Bermuda                                  0.5%
Canada                                   1.4
France                                   0.9
Japan                                    0.8
Netherlands                              0.5
United Kingdom                           2.0
United States                           91.6
Other                                    2.3
--------------------------------------------
Total                                  100.0%



-----------------------------------------------------------------------------------------------------
Forward Currency
Contracts to Buy at
March 31, 2002
(Unaudited)                                                                        GROWTH
(aggregate face value $193,495,379)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                           $58,332,647    $57,167,340        6/19/02     $1,165,307
British Pounds                                39,249,030     39,133,706        6/19/02        115,324
Canadian Dollars                              18,619,210     18,683,025        6/19/02        (63,815)
Euro                                          57,153,795     57,301,804        6/19/02       (148,009)
Japanese Yen                                   4,280,814      4,324,030        6/19/02        (43,216)
Norwegian Krone                                8,919,280      8,897,987        6/19/02         21,293
Swedish Krona                                  7,975,148      7,987,487        6/19/02        (12,339)
-----------------------------------------------------------------------------------------------------
                                                                                           $1,034,545
-----------------------------------------------------------------------------------------------------


Forward Currency
Contracts to Sell at
March 31, 2002
(Unaudited)                                                                        GROWTH
(aggregate face value $263,612,411)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                           $ 1,792,579    $ 1,756,768        6/19/02     $  (35,811)
British Pounds                                59,776,971     59,632,201        6/19/02       (144,770)
Canadian Dollars                              15,088,497     15,158,628        6/19/02         70,131
Danish Krone                                   3,039,550      3,032,454        6/19/02         (7,096)
Euro                                          91,705,178     91,279,998        6/19/02       (425,180)
Hong Kong Dollars                              6,532,493      6,532,391        6/19/02           (102)
Japanese Yen                                  37,007,046     37,505,070        6/19/02        498,024
Norwegian Krone                                4,561,225      4,550,336        6/19/02        (10,889)
Singapore Dollars                              4,674,555      4,728,132        6/19/02         53,577
Swedish Krona                                  7,747,030      7,767,428        6/19/02         20,398
Swiss Francs                                  31,513,830     31,669,005        6/19/02        155,175
-----------------------------------------------------------------------------------------------------
                                                                                           $  173,457
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


Futures Contracts
Outstanding at March
31, 2002 (Unaudited)                                                               GROWTH

                                                                                          Unrealized
                                                 Market    Aggregate Face    Expiration  Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian SFE Bond 10
yr (Long)                                    $31,189,859    $31,278,350         Jun-02     $  (88,491)
Canadian Government Bond
10 yr (Short)                                    313,910        324,204         Jun-02         10,294
CBT Interest Rate Swap
10 yr (Long)                                     196,937        198,680         Jun-02        (1,743)
Dow Jones Euro Stoxx 50
(Short)                                       26,214,617     26,057,490         Jun-02       (157,127)
Euro 90 day (Short)                           86,504,625     86,528,532         Jun-02         23,907
Euro Bund 10 yr (Long)                         1,827,782      1,844,954         Jun-02        (17,172)
Euro Bund 10 yr (Short)                       19,465,882     19,520,350         Jun-02         54,468
Euro-Bobl (Short)                              9,794,667      9,878,305         Jun-02         83,638
FT-SE 100 Index (Short)                       26,291,885     26,292,793         Jun-02            908
Gilt Bond (Short)                             12,953,587     13,001,845         Jun-02         48,258
Japanese Government Bond
10 yr Simex (Short)                           61,666,108     61,275,435         Jun-02       (390,673)
Russell 2000 Index
(Long)                                        80,185,000     78,717,956         Jun-02      1,467,044
S&P 500 Index (Long)                          29,879,200     29,848,595         Jun-02         30,605
US Agency 10 yr (Long)                         1,765,969      1,830,746         Jun-02        (64,777)
US Treasury Note 10 yr
(Long)                                        70,180,391     70,600,601         Jun-02       (420,210)
US Treasury Note 10 yr
(Short)                                       11,679,657     12,034,086         Jun-02        354,429
-----------------------------------------------------------------------------------------------------
                                                                                           $  933,358
-----------------------------------------------------------------------------------------------------


Written Options
Outstanding at March
31, 2002 (Unaudited)                                                  GROWTH
(premiums received $5,509)
                                                               Expiration Date/                Market
Contract Amount                                                  Strike Price                  Value
-----------------------------------------------------------------------------------------------------
$74,137                Vodafone Group PLC equity OTC option
                       (Salomon Brothers) (Put)                May 02/119.7 GBP                $2,850
-----------------------------------------------------------------------------------------------------


TBA Sale Commitments at
March 31, 2002
(Unaudited)                                                           GROWTH
(proceeds receivable $3,089,049)
                                                               Principal     Settlement        Market
Agency                                                          Amount          Date           Value
-----------------------------------------------------------------------------------------------------
FHLMC, 7 1/2s, April 1,
2032                                                         $  447,276        4/11/02     $  463,069
GNMA, 8s, April 1, 2032                                       1,800,000        4/18/02      1,892,790
GNMA, 8s, April 1, 2032                                         700,000        4/18/02        736,085
-----------------------------------------------------------------------------------------------------
                                                                                           $3,091,944
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Swap Contracts
Outstanding at March
31, 2002 (Unaudited)                                                           GROWTH
                                                                                         Unrealized
                                                            Notional      Termination   Appreciation/
                                                             Amount          Date      (Depreciation)
-----------------------------------------------------------------------------------------------------
Agreement with Lehman
Brothers Special
Financing, Inc. dated
February 28, 2002 to
pay/receive monthly the
notional amount
multiplied by the
return of the Lehman
Brothers MBS Fixed Rate
Index and receive
monthly the notional
amount multiplied by
one month USD LIBOR-BBA
adjusted by a specified
spread.                                                  $18,000,402       6/1/02      $   188,624

Agreement with Salomon
Brothers International,
Ltd. dated January 28,
2000 to receive monthly
the notional amount
multiplied by the
return of the World
Government Bond Index
Unhedged-NON USD and
pay monthly the
notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                         90,183,483      1/31/03               --

Agreement with Salomon
Brothers International,
Ltd. dated January 28,
2000 to receive monthly
the notional amount
multiplied by the
return of the World
Government Bond Index
Hedged-NON USD and pay
monthly the notional
amount multiplied by
one month USD LIBOR
adjusted by a specified
spread.                                                   93,225,348      1/31/03               --

Agreement with JP Morgan
Securities, Inc. dated
May 15, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Brothers U.S.
Government Bond Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                         55,762,541       6/1/03       (1,265,265)

Agreement with Merrill
Lynch Capital Services,
Inc. dated February 28,
2001 to pay
semi-annually the
notional amount
multiplied by 5.815%
and receive quarterly
the notional amount
multiplied by three
month USD LIBOR-BBA.                                       7,200,000       3/2/11           86,041

Agreement with Merrill
Lynch Capital Services,
Inc. dated February 28,
2001 to pay
semi-annually the
notional amount
multiplied by 5.485%
and receive quarterly
the notional amount
multiplied by three
month USD LIBOR-BBA.                                       2,500,000       3/2/06          (33,648)

Agreement with Lehman
Brothers Special
Financing, Inc. dated
February 29, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Government Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                         76,276,327       3/1/03       (1,728,598)
-----------------------------------------------------------------------------------------------------
                                                                                       $(2,752,846)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


Forward Currency
Contracts to Buy at
March 31, 2002
(Unaudited)                                                                    BALANCED
(aggregate face value $247,723,171)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                           $73,880,336    $72,404,400        6/19/02     $1,475,936
British Pounds                                66,755,277     66,559,132        6/19/02        196,145
Canadian Dollars                              16,081,326     16,136,443        6/19/02        (55,117)
Euro                                          62,181,718     62,261,962        6/19/02        (80,244)
Norwegian Krone                               12,769,938     12,739,452        6/19/02         30,486
Swedish Krona                                 17,588,747     17,621,782        6/19/02        (33,035)
-----------------------------------------------------------------------------------------------------
                                                                                           $1,534,171
-----------------------------------------------------------------------------------------------------
Forward Currency
Contracts to Sell at
March 31, 2002
(Unaudited)                                                                    BALANCED
(aggregate face value $356,311,842)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                          $  7,245,396   $  7,100,652        6/19/02      $(144,744)
British Pounds                                87,878,907     87,636,631        6/19/02       (242,276)
Canadian Dollars                              11,964,060     12,005,066        6/19/02         41,006
Euro                                         147,314,321    146,736,210        6/19/02       (578,111)
Hong Kong Dollars                              6,575,195      6,575,092        6/19/02           (103)
Japanese Yen                                  57,053,327     57,602,333        6/19/02        549,006
Singapore Dollars                              2,898,863      2,932,088        6/19/02         33,225
Swedish Krona                                 15,339,442     15,379,830        6/19/02         40,388
Swiss Francs                                  20,325,458     20,343,940        6/19/02         18,482
-----------------------------------------------------------------------------------------------------
                                                                                            $(283,127)
-----------------------------------------------------------------------------------------------------
Futures Contracts
Outstanding at March
31, 2002 (Unaudited)                                                           BALANCED
                                                                                          Unrealized
                                                 Market    Aggregate Face     Expiration Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
CBT Interest Rate Swap
10 yr (Long)                                $    886,219   $    894,058         Jun-02    $    (7,839)
Dow Jones Euro Stoxx 50
(Short)                                       75,586,562     75,840,208         Jun-02        253,646
Euro 90 day (Short)                          191,528,550    191,582,806         Jun-02         54,256
FT-SE 100 Index (Short)                       64,678,052     64,967,423         Jun-02        289,371
Hang Seng Stock Index
(Short)                                        2,471,890      2,408,747         Apr-02        (63,143)
Russell 2000 Index
(Long)                                       122,561,250    120,311,425         Jun-02      2,249,825
Russell 2000 Index
(Short)                                      142,100,000    139,185,620         Jun-02     (2,914,380)
S&P ASX 200 Index
(Short)                                        7,282,573      7,284,110         Jun-02          1,537
S&P 500 Index (Long)                         278,681,000    283,803,041         Jun-02     (5,122,041)
S&P/Toronto Stock
Exchange 60 Index
(Short)                                        6,616,048      6,633,152         Jun-02         17,104
Tokyo Price Index
(Short)                                       29,476,870     29,341,563         Jun-02       (135,307)
US Agency 10 yr (Long)                         7,946,859      8,238,355         Jun-02       (291,496)
US Treasury Bond (Short)                       7,656,187      7,691,981         Jun-02         35,794
US Treasury Note 2 yr
(Short)                                       11,362,656     11,361,128         Jun-02         (1,528)
US Treasury Note 5 yr
(Long)                                        14,730,281     15,054,166         Jun-02       (323,885)
US Treasury Note 10 yr
(Long)                                       115,772,031    116,576,084         Jun-02       (804,053)
US Treasury Note 10 yr
(Short)                                       16,699,859     16,860,560         Jun-02        160,701
-----------------------------------------------------------------------------------------------------
                                                                                          $(6,601,438)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


TBA Sale Commitments at
March 31, 2002
(Unaudited)                                                                    BALANCED
(proceeds receivable $26,631,550)
                                                              Principal      Settlement       Market
Agency                                                           Amount         Date          Value
-----------------------------------------------------------------------------------------------------
FHLMC, 7 1/2s, April 1,
2032                                                        $ 2,623,181        4/11/02    $ 2,715,806
FNMA, 6 1/2s, April 1,
2032                                                         24,000,000        4/11/02     23,872,560
-----------------------------------------------------------------------------------------------------
                                                                                          $26,588,366
-----------------------------------------------------------------------------------------------------
Swap Contracts
Outstanding at March
31, 2002 (Unaudited)                                                           BALANCED

                                                              Notional       Termination  Unrealized
                                                               Amount           Date     Depreciation
-----------------------------------------------------------------------------------------------------

Agreement with JP Morgan
Securities, Inc. dated
May 15, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Brothers U.S.
Government Bond Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                          $168,438,549        6/1/03     $(3,821,909)

Agreement with Lehman
Brothers Special
Financing, Inc. dated
February 29, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Government Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                           162,087,771        3/1/03      (3,673,284)
-----------------------------------------------------------------------------------------------------
                                                                                          $(7,495,193)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


Forward Currency
Contracts to Buy at
March 31, 2002
(Unaudited)                                                                 CONSERVATIVE
(aggregate face value $94,669,417)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                           $28,875,684    $28,298,823        6/19/02       $576,861
British Pounds                                25,398,718     25,324,090        6/19/02         74,628
Canadian Dollars                               6,139,880      6,160,924        6/19/02        (21,044)
Danish Krone                                       1,170          1,167        6/19/02              3
Euro                                          22,864,291     22,882,437        6/19/02        (18,146)
Norwegian Krone                                5,082,142      5,070,010        6/19/02         12,132
Swedish Krona                                  6,918,759      6,931,966        6/19/02        (13,207)
-----------------------------------------------------------------------------------------------------
                                                                                             $611,227
-----------------------------------------------------------------------------------------------------
Forward Currency
Contracts to Sell at
March 31, 2002
(Unaudited)                                                                 CONSERVATIVE
(aggregate face value $52,208,708)
                                                                                          Unrealized
                                                 Market    Aggregate Face     Delivery   Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian Dollars                           $   282,863    $   277,212        6/19/02       $ (5,651)
British Pounds                                14,596,648     14,559,845        6/19/02        (36,803)
Canadian Dollars                                 338,251        339,410        6/19/02          1,159
Euro                                          24,899,420     24,840,195        6/19/02        (59,225)
Hong Kong Dollars                              1,005,950      1,005,934        6/19/02            (16)
Japanese Yen                                   7,230,988      7,272,255        6/19/02         41,267
Singapore Dollars                                371,565        375,824        6/19/02          4,259
Swedish Krona                                  1,688,337      1,692,782        6/19/02          4,445
Swiss Francs                                   1,843,575      1,845,251        6/19/02          1,676
-----------------------------------------------------------------------------------------------------
                                                                                             $(48,889)
-----------------------------------------------------------------------------------------------------
Futures Contracts
Outstanding at March
31, 2002 (Unaudited)                                                        CONSERVATIVE
                                                                                          Unrealized
                                                 Market    Aggregate Face    Expiration  Appreciation/
                                                 Value         Value            Date    (Depreciation)
-----------------------------------------------------------------------------------------------------
Australian SFE Bond 10
yr (Long)                                    $22,672,589    $22,648,119         Jun-02       $ 24,470
Canadian Government Bond
10 yr (Short)                                     62,782         64,841         Jun-02          2,059
CBT Interest Rate Swap
10 yr (Long)                                     590,812        596,039         Jun-02         (5,227)
Dow Jones Euro Stoxx 50
(Short)                                        3,740,299      3,717,880         Jun-02        (22,419)
Euro 90 day (Short)                           40,450,050     40,459,123         Jun-02          9,073
Euro Bund 10 yr (Short)                       14,073,924     14,113,305         Jun-02         39,381
FT-SE 100 Index Future
(Short)                                        3,906,223      3,906,188         Jun-02            (35)
Gilt Bond (Short)                              8,530,411      8,548,179         Jun-02         17,768
Japanese Government Bond
10 yr Simex (Short)                           43,958,035     43,699,748         Jun-02       (258,287)
Russell 2000 Index
(Long)                                        46,436,129     45,581,991         Jun-02        854,138
S&P 500 Index (Short)                          7,757,100      7,733,166         Jun-02        (23,934)
US Treasury Bond (Short)                       6,085,687      6,142,885         Jun-02         57,198
US Treasury Note 2 yr
(Short)                                        7,230,781      7,229,809         Jun-02           (972)
US Treasury Note 5 yr
(Long)                                         6,327,797      6,463,212         Jun-02       (135,415)
US Treasury Note 10 yr
(Long)                                        61,164,415     61,987,181         Jun-02       (822,766)
US Treasury Note 10 yr
(Short)                                       15,060,609     15,273,470         Jun-02        212,861
-----------------------------------------------------------------------------------------------------
                                                                                             $(52,107)
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------


Written Options
Outstanding at March
31, 2002 (Unaudited)                                                     CONSERVATIVE
(premiums received $995,821)
                                                                       Expiration Date/        Market
Contract Amount                                                         Strike Price           Value
-----------------------------------------------------------------------------------------------------
$5,965,000             HYDI 100 Index bond OTC option
                       (Morgan Guaranty Trust) (Put)                   Nov. 06/100 USD       $983,032
-----------------------------------------------------------------------------------------------------


TBA Sale Commitments at
March 31, 2002
(Unaudited)                                                              CONSERVATIVE
(proceeds receivable $18,015,000)
                                                              Principal      Settlement        Market
Agency                                                         Amount           Date           Value
-----------------------------------------------------------------------------------------------------
FHLMC, 7 1/2s, April 1,
2032                                                        $ 2,000,000        4/11/02    $ 2,070,620
FNMA, 6 1/2s, April 1,
2032                                                         16,000,000        4/11/02     15,915,040
-----------------------------------------------------------------------------------------------------
                                                                                          $17,985,660
-----------------------------------------------------------------------------------------------------
Swap Contracts
Outstanding at March
31, 2002 (Unaudited)                                                     CONSERVATIVE

                                                             Notional      Termination    Unrealized
                                                              Amount           Date      Depreciation
-----------------------------------------------------------------------------------------------------
Agreement with Salomon
Brothers International,
Ltd. dated January 28,
2000 to receive monthly
the notional amount
multiplied by the
return of the World
Government Bond Index
Hedged-NON USD and pay
monthly the notional
amount multiplied by
one month USD LIBOR
adjusted by a specified
spread.                                                    $129,445,323        1/31/03    $        --

Agreement with Lehman
Brothers Special
Financing, Inc. dated
February 29, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Government Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                            41,713,688         3/1/03       (945,330)

Agreement with JP Morgan
Securities, Inc. dated
May 15, 2000 to
receive/pay monthly the
notional amount
multiplied by the
return of the Lehman
Brothers U.S.
Government Bond Index
adjusted by a specified
spread and pay monthly
the notional amount
multiplied by one month
USD LIBOR adjusted by a
specified spread.                                            57,786,427         6/1/03     (1,311,186)
-----------------------------------------------------------------------------------------------------
                                                                                          $(2,256,516)
-----------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002 (Unaudited)

Putnam Asset Allocation: Growth Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $45,562,670 of securities on loan
(identified cost $1,805,383,000) (Note 1)                                        $1,799,867,443
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,292,141
-----------------------------------------------------------------------------------------------
Foreign currency (cost $20,765,758)                                                  20,697,363
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             8,438,785
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                2,915,496
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       52,125,355
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               2,191,670
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                               262,780
-----------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                             274,665
-----------------------------------------------------------------------------------------------
Receivable for closed swap contracts (Note 1)                                           545,277
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,888,610,975

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                   661,130
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     56,525,088
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            6,569,041
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          2,541,451
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,105,802
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            71,940
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              6,298
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  838,673
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   49,144,896
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                    983,668
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   53,852
-----------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $5,509) (Notes 1 and 3)          2,850
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $3,089,049) (Note 1)             3,091,944
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              3,027,511
-----------------------------------------------------------------------------------------------
Payable for closed swap contracts (Note 1)                                              510,110
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  179,158
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   125,313,412
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,763,297,563

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,066,833,086
-----------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                          2,990,298
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                              (300,290,244)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                    (6,235,577)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,763,297,563

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($775,147,087 divided by 78,621,441 shares)                                               $9.86
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.86)*                                   $10.46
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($301,488,775 divided by 31,064,848 shares)**                                             $9.71
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($101,815,347 divided by 10,636,181 shares)**                                             $9.57
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($51,044,393 divided by 5,256,786 shares)                                                 $9.71
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.71)*                                   $10.06
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($533,801,961 divided by 53,745,654 shares)                                               $9.93
-----------------------------------------------------------------------------------------------
  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS

Six months ended March 31, 2002 (Unaudited)
Putnam Asset Allocation: Growth Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                           $ 17,508,460
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $439,548)                                            7,074,051
-----------------------------------------------------------------------------------------------
Securities lending                                                                       96,461
-----------------------------------------------------------------------------------------------
Total investment income                                                              24,678,972

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      5,090,628
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,091,674
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        33,606
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         12,826
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   924,057
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,527,820
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   496,751
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   190,375
-----------------------------------------------------------------------------------------------
Other                                                                                   293,372
-----------------------------------------------------------------------------------------------
Total expenses                                                                       11,661,109
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (327,363)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         11,333,746
-----------------------------------------------------------------------------------------------
Net investment income                                                                13,345,226
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (56,839,171)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      15,943,526
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    387,005
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           7,656,514
-----------------------------------------------------------------------------------------------
Net realized loss on swap contracts (Note 1)                                         (6,318,129)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  5,065,079
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the period                          235,416,492
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             201,311,316
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $214,656,542
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Growth Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                           2002*           2001
---------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   13,345,226  $   41,066,427
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                  (39,170,255)   (225,811,638)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                                        240,481,571    (282,258,374)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     214,656,542    (467,003,585)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
From net investment income
Class A                                                                             (22,475,843)    (10,852,084)
---------------------------------------------------------------------------------------------------------------
Class B                                                                              (6,894,287)     (2,248,299)
---------------------------------------------------------------------------------------------------------------
Class C                                                                              (2,305,813)       (850,876)
---------------------------------------------------------------------------------------------------------------
Class M                                                                              (1,316,160)       (518,264)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                             (16,667,668)     (7,661,644)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments
Class A                                                                                      --    (149,987,221)
---------------------------------------------------------------------------------------------------------------
Class B                                                                                      --     (84,343,316)
---------------------------------------------------------------------------------------------------------------
Class C                                                                                      --     (25,105,619)
---------------------------------------------------------------------------------------------------------------
Class M                                                                                      --     (11,938,255)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                                      --     (89,419,898)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    18,866,912     450,791,469
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             183,863,683    (399,137,592)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               1,579,433,880   1,978,571,472
---------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
$2,990,298 and $39,304,843, respectively)                                        $1,763,297,563  $1,579,433,880
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.94               $14.47               $14.35               $11.76               $13.64
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .08                  .26                  .28                  .14                  .15
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.14                (2.97)                1.56                 2.82                (1.06)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.22                (2.71)                1.84                 2.96                 (.91)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.30)                (.19)                (.16)                (.10)                (.14)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (2.63)               (1.56)                (.27)                (.83)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.30)               (2.82)               (1.72)                (.37)                (.97)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.86                $8.94               $14.47               $14.35               $11.76
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               13.75*              (22.41)               12.77                25.55                (7.01)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $775,147             $671,127             $817,887             $664,640             $602,273
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .63*                1.25                 1.18                 1.21                 1.31
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .85*                2.35                 1.87                 1.00                 1.13
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               42.46(d)*            98.60               155.18               105.11               146.58
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS A
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $11.41
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .17
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.69
------------------------------------------
Total from
investment operations                 2.86
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.16)
------------------------------------------
From net realized gain
on investments                        (.47)
------------------------------------------
Total distributions                   (.63)
------------------------------------------
Net asset value,
end of period                       $13.64
------------------------------------------
Total return at
net asset value (%)(b)               26.25
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $486,107
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.39
------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.42
------------------------------------------
Portfolio turnover (%)               99.96
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.76               $14.21               $14.12               $11.59               $13.47
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .04                  .17                  .16                  .03                  .05
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.12                (2.92)                1.55                 2.78                (1.05)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.16                (2.75)                1.71                 2.81                (1.00)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.21)                (.07)                (.06)                (.01)                (.05)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (2.63)               (1.56)                (.27)                (.83)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.21)               (2.70)               (1.62)                (.28)                (.88)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.71                $8.76               $14.21               $14.12               $11.59
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               13.34*              (23.04)               11.98                24.52                (7.72)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $301,489             $297,887             $469,645             $470,073             $385,645
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.00*                2.00                 1.93                 1.96                 2.06
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .47*                1.60                 1.07                  .25                  .40
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               42.46(d)*            98.60               155.18               105.11               146.58
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS B
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $11.29
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .08
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.67
------------------------------------------
Total from
investment operations                 2.75
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.10)
------------------------------------------
From net realized gain
on investments                        (.47)
------------------------------------------
Total distributions                   (.57)
------------------------------------------
Net asset value,
end of period                       $13.47
------------------------------------------
Total return at
net asset value (%)(b)               25.23
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $357,501
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.14
------------------------------------------
Ratio of
net investment income
to average net assets (%)              .68
------------------------------------------
Portfolio turnover (%)               99.96
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.64               $14.08               $14.00               $11.50               $13.38
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .04                  .17                  .17                  .03                  .05
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.11                (2.89)                1.53                 2.75                (1.04)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.15                (2.72)                1.70                 2.78                 (.99)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.22)                (.09)                (.06)                (.01)                (.06)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (2.63)               (1.56)                (.27)                (.83)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.22)               (2.72)               (1.62)                (.28)                (.89)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.57                $8.64               $14.08               $14.00               $11.50
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               13.34*              (23.08)               12.01                24.47                (7.70)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $101,815              $95,848             $135,439             $103,209              $88,076
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.00*                2.00                 1.93                 1.96                 2.06
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .47*                1.60                 1.13                  .25                  .41
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               42.46(d)*            98.60               155.18               105.11               146.58
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS C
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $11.24
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .08
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.65
------------------------------------------
Total from
investment operations                 2.73
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.12)
------------------------------------------
From net realized gain
on investments                        (.47)
------------------------------------------
Total distributions                   (.59)
------------------------------------------
Net asset value,
end of period                       $13.38
------------------------------------------
Total return at
net asset value (%)(b)               25.31
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $68,749
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.14
------------------------------------------
Ratio of
net investment income
to average net assets (%)              .67
------------------------------------------
Portfolio turnover (%)               99.96
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.78               $14.25               $14.15               $11.60               $13.49
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .06                  .20                  .20                  .07                  .08
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.11                (2.93)                1.55                 2.80                (1.05)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.17                (2.73)                1.75                 2.87                 (.97)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.24)                (.11)                (.09)                (.05)                (.09)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (2.63)               (1.56)                (.27)                (.83)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.24)               (2.74)               (1.65)                (.32)                (.92)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.71                $8.78               $14.25               $14.15               $11.60
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               13.48*              (22.84)               12.25                25.05                (7.52)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $51,044              $48,911              $67,225              $59,604              $49,702
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .88*                1.75                 1.68                 1.71                 1.81
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .60*                1.85                 1.35                  .50                  .65
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               42.46(d)*            98.60               155.18               105.11               146.58
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS M
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $11.32
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .11
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.67
------------------------------------------
Total from
investment operations                 2.78
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.14)
------------------------------------------
From net realized gain
on investments                        (.47)
------------------------------------------
Total distributions                   (.61)
------------------------------------------
Net asset value,
end of period                       $13.49
------------------------------------------
Total return at
net asset value (%)(b)               25.63
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $34,381
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.89
------------------------------------------
Ratio of
net investment income
to average net assets (%)              .92
------------------------------------------
Portfolio turnover (%)               99.96
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.01               $14.58               $14.44               $11.84               $13.72
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .09                  .29                  .32                  .17                  .18
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.15                (3.01)                1.58                 2.83                (1.07)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                 1.24                (2.72)                1.90                 3.00                 (.89)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.32)                (.22)                (.20)                (.13)                (.16)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (2.63)               (1.56)                (.27)                (.83)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.32)               (2.85)               (1.76)                (.40)                (.99)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.93                $9.01               $14.58               $14.44               $11.84
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               13.93*              (22.30)               13.14                25.76                (6.79)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $533,802             $465,661             $488,376             $386,363             $203,595
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .50*                1.00                  .93                  .96                 1.06
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .97*                2.61                 2.13                 1.24                 1.40
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               42.46(d)*            98.60               155.18               105.11               146.58
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Growth Portfolio
CLASS Y
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $11.47
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .21
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.70
------------------------------------------
Total from
investment operations                 2.91
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.19)
------------------------------------------
From net realized gain
on investments                        (.47)
------------------------------------------
Total distributions                   (.66)
------------------------------------------
Net asset value,
end of period                       $13.72
------------------------------------------
Total return at
net asset value (%)(b)               26.54
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $233,292
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.14
------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.71
------------------------------------------
Portfolio turnover (%)               99.96
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES
March 31, 2002 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $58,570,341 of securities
on loan (identified cost $2,748,004,983) (Note 1)                                $2,799,094,722
-----------------------------------------------------------------------------------------------
Cash                                                                                  2,007,588
-----------------------------------------------------------------------------------------------
Foreign currency (cost $31,835,427)                                                  32,528,296
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                            12,372,926
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                               13,689,757
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       67,123,594
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                               2,558,717
-----------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                                 7,845
-----------------------------------------------------------------------------------------------
Total assets                                                                      2,929,383,445

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                 1,369,396
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                    115,060,536
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           10,691,423
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,683,359
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                            1,225,732
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            50,257
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                             10,087
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                1,275,774
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   61,639,925
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                  1,307,673
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   48,148
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $26,631,550) (Note 1)           26,588,366
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              7,495,193
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  215,239
-----------------------------------------------------------------------------------------------
Total liabilities                                                                   230,661,108
-----------------------------------------------------------------------------------------------
Net assets                                                                       $2,698,722,337

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $2,948,471,420
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                           (12,440,923)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions (Note 1)                                                              (276,154,806)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                    38,846,646
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $2,698,722,337

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,297,475,084 divided by 130,740,961 shares)                                            $9.92
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $9.92)*                                   $10.53
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($376,487,082 divided by 38,177,389 shares)**                                             $9.86
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($128,305,327 divided by 13,112,756 shares)**                                             $9.78
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($55,515,313 divided by 5,605,458 shares)                                                 $9.90
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $9.90)*                                   $10.26
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($840,939,531 divided by 84,659,459 shares)                                               $9.93
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2002 (Unaudited)

Putnam Asset Allocation: Balanced Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                           $ 29,524,349
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $261,490)                                           10,628,353
-----------------------------------------------------------------------------------------------
Securities lending                                                                      127,124
-----------------------------------------------------------------------------------------------
Total investment income                                                              40,279,826

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      7,380,758
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        3,648,198
-----------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                       31,165
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         16,937
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 1,627,675
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                 1,935,079
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   628,397
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   213,270
-----------------------------------------------------------------------------------------------
Other                                                                                   322,314
-----------------------------------------------------------------------------------------------
Total expenses                                                                       15,803,793
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (364,571)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         15,439,222
-----------------------------------------------------------------------------------------------
Net investment income                                                                24,840,604
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (50,112,861)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      23,372,157
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    429,726
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                           7,180,252
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                          5,664,158
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                  6,728,778
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the period                          230,386,148
-----------------------------------------------------------------------------------------------
Net gain on investments                                                             223,648,358
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $248,488,962
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Balanced Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                           2002*           2001
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   24,840,604  $   61,972,371
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                  (13,466,568)   (206,653,063)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments and
assets and liabilities in foreign currencies                                        237,114,926    (362,046,064)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                     248,488,962    (506,726,756)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
From net investment income
Class A                                                                             (28,049,621)    (45,016,921)
---------------------------------------------------------------------------------------------------------------
Class B                                                                              (6,957,938)    (12,254,633)
---------------------------------------------------------------------------------------------------------------
Class C                                                                              (2,299,827)     (3,467,612)
---------------------------------------------------------------------------------------------------------------
Class M                                                                              (1,089,516)     (1,812,358)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                             (16,741,872)    (23,054,048)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments
Class A                                                                                      --    (148,315,876)
---------------------------------------------------------------------------------------------------------------
Class B                                                                                      --     (55,463,172)
---------------------------------------------------------------------------------------------------------------
Class C                                                                                      --     (14,878,917)
---------------------------------------------------------------------------------------------------------------
Class M                                                                                      --      (7,312,576)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                                      --     (63,728,086)
---------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
Class A                                                                                      --      (8,976,600)
---------------------------------------------------------------------------------------------------------------
Class B                                                                                      --      (3,356,827)
---------------------------------------------------------------------------------------------------------------
Class C                                                                                      --        (900,524)
---------------------------------------------------------------------------------------------------------------
Class M                                                                                      --        (442,583)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                                      --      (3,857,048)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    56,107,565     638,655,867
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                             249,457,753    (260,908,670)

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                               2,449,264,584   2,710,173,254
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income and undistributed net investment income of
$12,440,923 and $17,857,247, respectively)                                       $2,698,722,337  $2,449,264,584
---------------------------------------------------------------------------------------------------------------

 * Unaudited

   The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                      Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.20               $12.99               $12.28               $10.66               $12.28
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .10                  .26                  .31                  .23                  .26
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .83                (2.23)                1.59                 1.78                 (.84)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .93                (1.97)                1.90                 2.01                 (.58)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.21)                (.38)                (.26)                (.21)                (.18)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (1.36)                (.93)                (.18)                (.86)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          --                 (.08)                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.21)               (1.82)               (1.19)                (.39)               (1.04)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.92                $9.20               $12.99               $12.28               $10.66
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               10.15*              (17.11)               15.88                19.09                (4.97)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $1,297,475           $1,237,229           $1,377,302             $873,219             $846,574
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .56*                1.11                 1.09                 1.14                 1.22
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .99*                2.39                 2.37                 1.89                 2.17
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               47.44(d)*           131.05               182.86               119.70               158.14
------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS A
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $10.71
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .28
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.13
------------------------------------------
Total from
investment operations                 2.41
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.31)
------------------------------------------
From net realized gain
on investments                        (.53)
------------------------------------------
In excess of net realized gain
on investments                          --
------------------------------------------
Total distributions                   (.84)
------------------------------------------
Net asset value,
end of period                       $12.28
------------------------------------------
Total return at
net asset value (%)(b)               23.82
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $680,720
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.27
------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.44
------------------------------------------
Portfolio turnover (%)              136.75
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.14               $12.92               $12.22               $10.61               $12.23
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .06                  .18                  .20                  .14                  .17
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .83                (2.23)                1.59                 1.78                 (.83)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .89                (2.05)                1.79                 1.92                 (.66)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.17)                (.29)                (.16)                (.13)                (.10)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (1.36)                (.93)                (.18)                (.86)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          --                 (.08)                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.17)               (1.73)               (1.09)                (.31)                (.96)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.86                $9.14               $12.92               $12.22               $10.61
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                9.81*              (17.78)               15.01                18.22                (5.70)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $376,487             $381,633             $535,663             $553,738             $482,029
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .94*                1.86                 1.84                 1.89                 1.97
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .62*                1.64                 1.56                 1.13                 1.42
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               47.44(d)*           131.05               182.86               119.70               158.14
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS B
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $10.67
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .19
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.13
------------------------------------------
Total from
investment operations                 2.32
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.23)
------------------------------------------
From net realized gain
on investments                        (.53)
------------------------------------------
In excess of net realized gain
on investments                          --
------------------------------------------
Total distributions                   (.76)
------------------------------------------
Net asset value,
end of period                       $12.23
------------------------------------------
Total return at
net asset value (%)(b)               22.95
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $442,463
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.02
------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.70
------------------------------------------
Portfolio turnover (%)              136.75
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.08               $12.83               $12.15               $10.56               $12.18
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .06                  .17                  .20                  .13                  .16
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .82                (2.19)                1.57                 1.77                 (.82)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .88                (2.02)                1.77                 1.90                 (.66)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.18)                (.29)                (.16)                (.13)                (.10)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (1.36)                (.93)                (.18)                (.86)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          --                 (.08)                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.18)               (1.73)               (1.09)                (.31)                (.96)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.78                $9.08               $12.83               $12.15               $10.56
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                9.67*              (17.65)               14.97                18.14                (5.70)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $128,305             $119,926             $142,761             $120,660              $94,553
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .94*                1.86                 1.84                 1.89                 1.97
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .62*                1.64                 1.58                 1.12                 1.41
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               47.44(d)*           131.05               182.86               119.70               158.14
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS C
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $10.64
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .19
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.11
------------------------------------------
Total from
investment operations                 2.30
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.23)
------------------------------------------
From net realized gain
on investments                        (.53)
------------------------------------------
In excess of net realized gain
on investments                          --
------------------------------------------
Total distributions                   (.76)
------------------------------------------
Net asset value,
end of period                       $12.18
------------------------------------------
Total return at
net asset value (%)(b)               22.86
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $70,847
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.02
------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.70
------------------------------------------
Portfolio turnover (%)              136.75
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.18               $12.97               $12.26               $10.65               $12.27
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .07                  .20                  .24                  .17                  .20
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .84                (2.23)                1.59                 1.78                 (.83)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .91                (2.03)                1.83                 1.95                 (.63)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.19)                (.32)                (.19)                (.16)                (.13)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (1.36)                (.93)                (.18)                (.86)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          --                 (.08)                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.19)               (1.76)               (1.12)                (.34)                (.99)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.90                $9.18               $12.97               $12.26               $10.65
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                9.91*              (17.57)               15.33                18.45                (5.46)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $55,515              $55,313              $70,757              $66,854              $55,511
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .81*                1.61                 1.59                 1.64                 1.72
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)              .74*                1.89                 1.84                 1.38                 1.67
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               47.44(d)*           131.05               182.86               119.70               158.14
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS M
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $10.71
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .22
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.13
------------------------------------------
Total from
investment operations                 2.35
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.26)
------------------------------------------
From net realized gain
on investments                        (.53)
------------------------------------------
In excess of net realized gain
on investments                          --
------------------------------------------
Total distributions                   (.79)
------------------------------------------
Net asset value,
end of period                       $12.27
------------------------------------------
Total return at
net asset value (%)(b)               23.19
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $44,121
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.77
------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.93
------------------------------------------
Portfolio turnover (%)              136.75
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $9.21               $13.00               $12.29               $10.67               $12.29
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .11                  .29                  .33                  .26                  .29
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .83                (2.24)                1.60                 1.78                 (.84)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .94                (1.95)                1.93                 2.04                 (.55)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.22)                (.40)                (.29)                (.24)                (.21)
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                (1.36)                (.93)                (.18)                (.86)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain
on investments                          --                 (.08)                  --                   --                   --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.22)               (1.84)               (1.22)                (.42)               (1.07)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $9.93                $9.21               $13.00               $12.29               $10.67
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)               10.28*              (16.89)               16.15                19.37                (4.74)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $840,940             $655,163             $583,691             $410,335             $216,100
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .44*                 .86                  .84                  .89                  .97
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.12*                2.64                 2.58                 2.10                 2.43
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               47.44(d)*           131.05               182.86               119.70               158.14
------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Balanced Portfolio
CLASS Y
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                 $10.71
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .31
------------------------------------------
Net realized and unrealized
gain (loss) on investments            2.14
------------------------------------------
Total from
investment operations                 2.45
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.34)
------------------------------------------
From net realized gain
on investments                        (.53)
------------------------------------------
In excess of net realized gain
on investments                          --
------------------------------------------
Total distributions                   (.87)
------------------------------------------
Net asset value,
end of period                       $12.29
------------------------------------------
Total return at
net asset value (%)(b)               24.21
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $232,021
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.02
------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.70
------------------------------------------
Portfolio turnover (%)              136.75
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.





STATEMENT OF ASSETS AND LIABILITIES

March 31, 2002 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value, including $1,303,749 of securities on loan
(identified cost $1,066,223,931) (Note 1)                                        $1,049,012,229
-----------------------------------------------------------------------------------------------
Cash                                                                                  1,707,349
-----------------------------------------------------------------------------------------------
Foreign currency (cost $10,970,826)                                                  11,002,537
-----------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                             9,970,397
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                1,550,967
-----------------------------------------------------------------------------------------------
Receivable for securities sold                                                       42,001,468
-----------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                                 796,186
-----------------------------------------------------------------------------------------------
Total assets                                                                      1,116,041,133

Liabilities
-----------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                                   247,881
-----------------------------------------------------------------------------------------------
Payable for securities purchased                                                     69,653,253
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                            1,844,862
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          1,616,742
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              635,538
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            28,731
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              5,937
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  526,950
-----------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                    1,412,586
-----------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                                    233,848
-----------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                                   18,387
-----------------------------------------------------------------------------------------------
Written options outstanding, at value (premiums received $995,821) (Notes 1 and 3)      983,032
-----------------------------------------------------------------------------------------------
TBA sales commitments, at value (proceeds receivable $18,015,000) (Note 1)           17,985,660
-----------------------------------------------------------------------------------------------
Payable for open swap contracts (Note 1)                                              2,256,516
-----------------------------------------------------------------------------------------------
Payable for closed swap contracts (Note 1)                                              712,571
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   79,098
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    98,241,592
-----------------------------------------------------------------------------------------------
Net assets                                                                       $1,017,799,541

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $1,112,228,193
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                            (4,019,623)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                      (71,469,378)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                                   (18,939,651)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding        $1,017,799,541

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($611,101,185 divided by 70,211,451 shares)                                               $8.70
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $8.70)*                                    $9.23
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($124,656,291 divided by 14,394,500 shares)**                                             $8.66
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($42,397,905 divided by 4,902,812 shares)**                                               $8.65
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($19,292,214 divided by 2,227,775 shares)                                                 $8.66
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $8.66)*                                    $8.97
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($220,351,946 divided by 25,294,406 shares)                                               $8.71
-----------------------------------------------------------------------------------------------

 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

   The accompanying notes are an integral part of these financial statements.





STATEMENT OF OPERATIONS

Six months ended March 31, 2002 (Unaudited)
Putnam Asset Allocation: Conservative Portfolio
Investment income:
-----------------------------------------------------------------------------------------------
Interest                                                                            $26,063,023
-----------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $31,397)                                             2,000,798
-----------------------------------------------------------------------------------------------
Securities lending                                                                       12,024
-----------------------------------------------------------------------------------------------
Total investment income                                                              28,075,845

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                      3,265,448
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        1,953,343
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        15,115
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          9,591
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   745,929
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   644,951
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                   214,516
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                    78,035
-----------------------------------------------------------------------------------------------
Other                                                                                   161,584
-----------------------------------------------------------------------------------------------
Total expenses                                                                        7,088,512
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (97,492)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          6,991,020
-----------------------------------------------------------------------------------------------
Net investment income                                                                21,084,825
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (23,647,489)
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                      11,945,698
-----------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    177,113
-----------------------------------------------------------------------------------------------
Net realized gain on swap contracts (Note 1)                                            717,543
-----------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             868,184
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the period                                                          1,901,498
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments, futures contracts, swap contracts,
written options and TBA sale commitments during the period                           31,578,426
-----------------------------------------------------------------------------------------------
Net gain on investments                                                              23,540,973
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                $44,625,798
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

Putnam Asset Allocation: Conservative Portfolio
                                                                               Six months ended      Year ended
                                                                                       March 31    September 30
                                                                                           2002*           2001
---------------------------------------------------------------------------------------------------------------
Increase in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $   21,084,825    $ 48,446,693
---------------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency transactions                   (9,938,951)    (50,342,666)
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments
and assets and liabilities in foreign currencies                                     33,479,924     (46,905,319)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                      44,625,798     (48,801,292)
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
---------------------------------------------------------------------------------------------------------------
From net investment income
Class A                                                                             (27,041,744)    (29,165,045)
---------------------------------------------------------------------------------------------------------------
Class B                                                                              (5,497,069)     (7,949,283)
---------------------------------------------------------------------------------------------------------------
Class C                                                                              (1,818,536)     (2,329,256)
---------------------------------------------------------------------------------------------------------------
Class M                                                                                (917,841)     (1,361,627)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                             (10,185,036)    (13,546,661)
---------------------------------------------------------------------------------------------------------------
From net realized gain on investments
Class A                                                                                      --     (25,211,547)
---------------------------------------------------------------------------------------------------------------
Class B                                                                                      --      (9,276,639)
---------------------------------------------------------------------------------------------------------------
Class C                                                                                      --      (2,687,672)
---------------------------------------------------------------------------------------------------------------
Class M                                                                                      --      (1,512,172)
---------------------------------------------------------------------------------------------------------------
Class Y                                                                                      --     (12,750,298)
---------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                    34,476,195     309,315,046
---------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                         33,641,767     154,723,554

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 984,157,774     829,434,220
---------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess of net investment income and undistributed net investment income of $4,019,623 and
$20,355,778, respectively)                                                       $1,017,799,541    $984,157,774
---------------------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.71               $10.45               $10.40                $9.81               $10.61
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .19                  .49                  .46                  .34                  .38
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .20                 (.95)                 .37                  .73                 (.45)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .39                 (.46)                 .83                 1.07                 (.07)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.40)                (.62)                (.40)                (.34)                (.20)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      --                   --                   --                 (.06)                  --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                 (.66)                (.38)                (.08)                (.43)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                   --                   --                   --                 (.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.40)               (1.28)                (.78)                (.48)                (.73)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.70                $8.71               $10.45               $10.40                $9.81
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.59*               (4.84)                8.18                11.05                 (.69)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $611,101             $578,416             $406,224             $373,313             $367,806
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .66*                1.29                 1.25                 1.31                 1.39
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.13*                5.13                 4.37                 3.25                 3.67
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               64.58*              180.29               276.48               165.48               203.19
------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS A
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                  $9.69
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .38
------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.22
------------------------------------------
Total from
investment operations                 1.60
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.35)
------------------------------------------
In excess of net investment income      --
------------------------------------------
From net realized gain
on investments                        (.33)
------------------------------------------
In excess of net realized
gain on investments                     --
------------------------------------------
Total distributions                   (.68)
------------------------------------------
Net asset value,
end of period                       $10.61
------------------------------------------
Total return at
net asset value (%)(b)               17.26
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $295,239
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.38
------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.74
------------------------------------------
Portfolio turnover (%)              219.44
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.68               $10.42               $10.37                $9.78               $10.57
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .15                  .41                  .37                  .26                  .30
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .20                 (.94)                 .38                  .73                 (.43)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .35                 (.53)                 .75                  .99                 (.13)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.37)                (.55)                (.32)                (.26)                (.13)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      --                   --                   --                 (.06)                  --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                 (.66)                (.38)                (.08)                (.43)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                   --                   --                   --                 (.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.37)               (1.21)                (.70)                (.40)                (.66)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.66                $8.68               $10.42               $10.37                $9.78
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.11*               (5.60)                7.40                10.29                (1.32)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $124,656             $129,598             $153,985             $187,112             $162,807
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.04*                2.04                 2.00                 2.06                 2.14
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.76*                4.41                 3.57                 2.50                 2.92
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               64.58*              180.29               276.48               165.48               203.19
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS B
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                  $9.66
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .30
------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.22
------------------------------------------
Total from
investment operations                 1.52
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.28)
------------------------------------------
In excess of net investment income      --
------------------------------------------
From net realized gain
on investments                        (.33)
------------------------------------------
In excess of net realized
gain on investments                     --
------------------------------------------
Total distributions                   (.61)
------------------------------------------
Net asset value,
end of period                       $10.57
------------------------------------------
Total return at
net asset value (%)(b)               16.36
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                    $138,457
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.13
------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.97
------------------------------------------
Portfolio turnover (%)              219.44
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.66               $10.39               $10.34                $9.75               $10.56
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .15                  .41                  .36                  .26                  .30
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .21                 (.93)                 .39                  .74                 (.45)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .36                 (.52)                 .75                 1.00                 (.15)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.37)                (.55)                (.32)                (.26)                (.13)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      --                   --                   --                 (.07)                  --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                 (.66)                (.38)                (.08)                (.43)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                   --                   --                   --                 (.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.37)               (1.21)                (.70)                (.41)                (.66)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.65                $8.66               $10.39               $10.34                $9.75
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.22*               (5.51)                7.39                10.34                (1.51)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $42,398              $41,854              $41,846              $58,831              $45,740
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.04*                2.04                 2.00                 2.06                 2.14
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.76*                4.41                 3.51                 2.50                 2.93
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               64.58*              180.29               276.48               165.48               203.19
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS C
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                  $9.64
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .29
------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.24
------------------------------------------
Total from
investment operations                 1.53
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.28)
------------------------------------------
In excess of net investment income      --
------------------------------------------
From net realized gain
on investments                        (.33)
------------------------------------------
In excess of net realized
gain on investments                     --
------------------------------------------
Total distributions                   (.61)
------------------------------------------
Net asset value,
end of period                       $10.56
------------------------------------------
Total return at
net asset value (%)(b)               16.52
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $29,032
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             2.13
------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.96
------------------------------------------
Portfolio turnover (%)              219.44
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.68               $10.42               $10.37                $9.78               $10.59
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .16                  .44                  .40                  .29                  .33
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .20                 (.95)                 .38                  .73                 (.46)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .36                 (.51)                 .78                 1.02                 (.13)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.38)                (.57)                (.35)                (.29)                (.15)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      --                   --                   --                 (.06)                  --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                 (.66)                (.38)                (.08)                (.43)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                   --                   --                   --                 (.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.38)               (1.23)                (.73)                (.43)                (.68)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.66                $8.68               $10.42               $10.37                $9.78
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.20*               (5.34)                7.66                10.56                (1.27)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $19,292              $21,265              $24,869              $29,373              $18,868
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .91*                1.79                 1.75                 1.81                 1.89
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             1.88*                4.66                 3.82                 2.77                 3.17
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               64.58*              180.29               276.48               165.48               203.19
------------------------------------------------------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS M
------------------------------------------


Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                  $9.67
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .32
------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.24
------------------------------------------
Total from
investment operations                 1.56
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.31)
------------------------------------------
In excess of net investment income      --
------------------------------------------
From net realized gain
on investments                        (.33)
------------------------------------------
In excess of net realized
gain on investments                     --
------------------------------------------
Total distributions                   (.64)
------------------------------------------
Net asset value,
end of period                       $10.59
------------------------------------------
Total return at
net asset value (%)(b)               16.80
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $12,689
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.88
------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.19
------------------------------------------
Portfolio turnover (%)              219.44
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.





FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------------------------------------------------------------------------------------------
                                Six months
                                     ended
Per-share                         March 31
operating performance           (Unaudited)                                     Year ended September 30
------------------------------------------------------------------------------------------------------------------------------
                                      2002                 2001                 2000                 1999                 1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $8.73               $10.47               $10.42                $9.82               $10.62
------------------------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)               .20                  .51                  .51                  .36                  .41
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments             .20                 (.95)                 .35                  .75                 (.45)
------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .40                 (.44)                 .86                 1.11                 (.04)
------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     (.42)                (.64)                (.43)                (.36)                (.23)
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income      --                   --                   --                 (.07)                  --
------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                          --                 (.66)                (.38)                (.08)                (.43)
------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                     --                   --                   --                   --                 (.10)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                   (.42)               (1.30)                (.81)                (.51)                (.76)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                        $8.71                $8.73               $10.47               $10.42                $9.82
------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(b)                4.61*               (4.59)                8.43                11.42                 (.44)
------------------------------------------------------------------------------------------------------------------------------

Ratios and
supplemental data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $220,352             $213,026             $202,510             $110,831              $26,253
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)              .54*                1.04                 1.00                 1.06                 1.14
------------------------------------------------------------------------------------------------------------------------------
Ratio of
net investment income
to average net assets (%)             2.26*                5.41                 4.84                 3.50                 3.93
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               64.58*              180.29               276.48               165.48               203.19
------------------------------------------------------------------------------------------------------------------------------





FINANCIAL HIGHLIGHTS (CONTINUED)
(For a common share outstanding throughout the period)

Putnam Asset Allocation: Conservative Portfolio
CLASS Y
------------------------------------------
Per-share                       Year ended
operating performance         September 30
------------------------------------------
                                      1997
------------------------------------------
Net asset value,
beginning of period                  $9.69
------------------------------------------
Investment operations:
------------------------------------------
Net investment income(a)               .40
------------------------------------------
Net realized and unrealized
gain (loss) on investments            1.23
------------------------------------------
Total from
investment operations                 1.63
------------------------------------------
Less distributions:
------------------------------------------
From net
investment income                     (.37)
------------------------------------------
In excess of net investment income      --
------------------------------------------
From net realized gain
on investments                        (.33)
------------------------------------------
In excess of net realized
gain on investments                     --
------------------------------------------
Total distributions                   (.70)
------------------------------------------
Net asset value,
end of period                       $10.62
------------------------------------------
Total return at
net asset value (%)(b)               17.62
------------------------------------------

Ratios and
supplemental data
------------------------------------------
Net assets, end of period
(in thousands)                     $18,760
------------------------------------------
Ratio of expenses to
average net assets (%)(c)             1.13
------------------------------------------
Ratio of
net investment income
to average net assets (%)             3.96
------------------------------------------
Portfolio turnover (%)              219.44
------------------------------------------

  * Not annualized.

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.




NOTES TO FINANCIAL STATEMENTS
March 31, 2002 (Unaudited)

Note 1
Significant Accounting Policies

Putnam Asset Allocation Funds (the "trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of shares of beneficial interest. The trust currently offers three funds: Growth Portfolio, Balanced Portfolio and Conservative Portfolio, whose objectives are to seek capital appreciation, total return and total return consistent with preservation of capital, respectively.

The funds each offer class A, class B, class C, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, LLC ("Putnam Management"), the funds' manager, an indirect wholly-owned subsidiary of Putnam, LLC.

Expenses of the funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the funds, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Joint trading account The funds may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through their custodian, receive delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the funds and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

E) Foreign currency translation The accounting records of the funds are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the funds' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The funds may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the funds are unable to enter into a closing position.

G) Futures and options contracts The funds may use futures and options contracts to hedge against changes in the values of securities the funds own or expect to purchase. The funds may also write options on securities they own or in which they may invest to increase its current returns. The potential risk to the funds is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin". Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Equity swap contracts The funds may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage their exposure to equity markets the funds may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the funds will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. The funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts The funds may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The funds may enter into interest rate swap agreements, to manage the funds' exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments The funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The funds hold and maintain, until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities they own. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the funds will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolios or for delivery pursuant to options contracts they have entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments The funds may enter into TBA sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the funds realize a gain or loss. If the funds deliver securities under the commitment, the funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Security lending The funds may lend securities, through their agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the funds on the next business day. The risk of borrower default will be borne by Citibank N.A., the funds will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At March 31, 2002, the value of securities loaned amounted to $45,562,670, $58,570,341 and $1,303,749 for Growth Portfolio, Balanced
Portfolio and Conservative Portfolio, respectively. The funds received cash collateral of $49,144,896, $61,639,925 and $1,412,586 for Growth
Portfolio, Balanced Portfolio and Conservative Portfolio, respectively, which is pooled with collateral of other Putnam funds into 35 issuers of high-grade short-term investments.

M) Line of credit The funds have entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 2002, the funds had no borrowings against the line of credit.

N) Federal taxes It is the policy of the funds to distribute all of their taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the funds to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. At September 30, 2001, the funds had capital loss carryovers of approximately $15,215,000 and $3,097,000 for the Growth Portfolio and Conservative Portfolio, respectively, available to the extent allowed by tax law to offset future net capital gain, if any, both of which will expire on September 30, 2009.

O) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the funds on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the funds. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets of each fund, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the funds and their staff who provide administrative services to the funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the funds' assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The funds have entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the funds' expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended March 31, 2002, the funds' expenses were reduced by $327,363, $364,571 and $97,492 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) under these arrangements.

Each independent Trustee of the funds receives an annual Trustee fee, of which $1,777, $2,726 and $1,576 (for Growth Portfolio, Balanced Portfolio and Conservative Portfolio, respectively) have been allocated to the funds, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The funds have adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The funds have adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the funds who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the funds is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The funds have adopted distribution plans (the "Plans") with respect to their class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc. for services provided and expenses incurred by it in distributing shares of the funds. The Plans provide for payments by the funds to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the funds at an annual rate of 0.25%, 1.00%, 1.00% and 0.75% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended March 31, 2002, Putnam Retail Management, acting as underwriter received the following:

                                                Class A              Class M
                                        Net Commissions      Net Commissions
----------------------------------------------------------------------------
Growth
Portfolio                                       $52,291               $3,669
----------------------------------------------------------------------------
Balanced
Portfolio                                        83,419                2,726
----------------------------------------------------------------------------
Conservative
Portfolio                                        59,800                1,132
----------------------------------------------------------------------------

                                                Class B              Class C
                                    Contingent deferred  Contingent deferred
                                           sales charge         sales charge
----------------------------------------------------------------------------
Growth
Portfolio                                      $252,944               $4,715
----------------------------------------------------------------------------
Balanced
Portfolio                                       303,235                4,634
----------------------------------------------------------------------------
Conservative
Portfolio                                       125,870                5,986
----------------------------------------------------------------------------


A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the six months ended March 31, 2002, Putnam Retail Management, acting as underwriter received the following:

                                                Class A              Class M
                                               Deferred             Deferred
                                           sales charge         sales charge
----------------------------------------------------------------------------
Growth
Portfolio                                        $7,131                  $--
----------------------------------------------------------------------------
Balanced
Portfolio                                         7,174                   --
----------------------------------------------------------------------------
Conservative
Portfolio                                             6                   --
----------------------------------------------------------------------------

Note 3
Purchases and sales of securities

During the six months ended March 31, 2002, cost of purchases and proceeds from sales of investment securities other than short-term investments were as follows:

                                                 U.S. Government Obligations
----------------------------------------------------------------------------
                                              Purchases                Sales
----------------------------------------------------------------------------
Growth
Portfolio                                   $20,170,309          $21,234,348
----------------------------------------------------------------------------
Balanced
Portfolio                                    66,676,240           71,066,701
----------------------------------------------------------------------------
Conservative
Portfolio                                    26,354,238           28,481,431
----------------------------------------------------------------------------

                                                            Other Securities
----------------------------------------------------------------------------
                                              Purchases                Sales
----------------------------------------------------------------------------
Growth
Portfolio                                 $ 628,337,749        $ 717,938,591
----------------------------------------------------------------------------
Balanced
Portfolio                                 1,041,839,047        1,177,403,851
----------------------------------------------------------------------------
Conservative
Portfolio                                   474,552,733          540,413,771
----------------------------------------------------------------------------

Written option transactions during the period are summarized as follows:

----------------------------------------------------------------------------
                                               Contract             Premiums
Growth Portfolio                                Amounts             Received
----------------------------------------------------------------------------
Written options
outstanding at
beginning of
period                                       16,758,000            $  87,408
----------------------------------------------------------------------------
Options opened                               44,125,034              336,937
----------------------------------------------------------------------------
Options expired                             (44,050,454)            (232,377)
----------------------------------------------------------------------------
Options closed                              (16,758,443)            (186,459)
----------------------------------------------------------------------------
Written options
outstanding at
end of period                                    74,137            $   5,509
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                               Contract             Premiums
Balanced Portfolio                              Amounts             Received
----------------------------------------------------------------------------
Written options
outstanding at
beginning of
period                                       18,950,000            $  98,842
----------------------------------------------------------------------------
Options opened                               51,056,891              386,259
----------------------------------------------------------------------------
Options expired                             (51,056,000)             (93,044)
----------------------------------------------------------------------------
Options closed                              (18,950,891)            (392,057)
----------------------------------------------------------------------------
Written options
outstanding at
end of period                                        --            $      --
----------------------------------------------------------------------------

----------------------------------------------------------------------------
                                               Contract             Premiums
Conservative Portfolio                          Amounts             Received
----------------------------------------------------------------------------

Written options
outstanding at
beginning of
period                                        7,370,000           $   38,441
----------------------------------------------------------------------------
Options opened                               26,124,544            1,188,417
----------------------------------------------------------------------------
Options expired                             (20,124,000)             (36,677)
----------------------------------------------------------------------------
Options closed                               (7,405,544)            (194,360)
----------------------------------------------------------------------------
Written options
outstanding at
end of period                                 5,965,000           $  995,821
----------------------------------------------------------------------------

Note 4
Capital shares

At March 31, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class A                                                                 2002
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  11,713,229        $ 111,476,253
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 2,332,776           22,114,866
----------------------------------------------------------------------------
Shares
repurchased                                 (10,512,290)        (100,154,143)
----------------------------------------------------------------------------
Net increase                                  3,533,715        $  33,436,976
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class A                                                                 2001
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  25,985,550        $ 285,418,153
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                14,433,363          158,911,324
----------------------------------------------------------------------------
Shares
repurchased                                 (21,836,056)        (236,294,232)
----------------------------------------------------------------------------
Net increase                                 18,582,857        $ 208,035,245
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class B                                                                 2002
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   2,606,773         $ 24,197,932
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   688,511            6,547,250
----------------------------------------------------------------------------
Shares
repurchased                                  (6,249,934)         (58,379,610)
----------------------------------------------------------------------------
Net decrease                                 (2,954,650)        $(27,634,428)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class B                                                                 2001
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   6,407,507        $  69,460,935
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 7,558,887           82,013,924
----------------------------------------------------------------------------
Shares
repurchased                                 (13,001,465)        (138,633,493)
----------------------------------------------------------------------------
Net increase                                    964,929        $  12,841,366
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class C                                                                 2002
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     847,996         $  7,840,227
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment
of distributions                                235,350            2,172,277
----------------------------------------------------------------------------
Shares
repurchased                                  (1,537,118)         (14,058,892)
----------------------------------------------------------------------------
Net decrease                                   (453,772)        $ (4,046,388)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class C                                                                 2001
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   2,634,409         $ 28,829,316
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 2,268,836           24,299,238
----------------------------------------------------------------------------
Shares
repurchased                                  (3,430,401)         (36,055,611)
----------------------------------------------------------------------------
Net increase                                  1,472,844         $ 17,072,943
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class M                                                                 2002
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     527,602          $ 4,954,338
----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                   138,720            1,297,028
----------------------------------------------------------------------------
Shares
repurchased                                    (980,027)          (9,181,828)
----------------------------------------------------------------------------
Net decrease                                   (313,705)         $(2,930,462)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class M                                                                 2001
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   1,052,702         $ 11,971,266
----------------------------------------------------------------------------
Shares issued in
connections with
reinvestment of
distributions                                 1,128,272           12,253,032
----------------------------------------------------------------------------
Shares
repurchased                                  (1,327,134)         (14,545,140)
----------------------------------------------------------------------------
Net increase                                    853,840         $  9,679,158
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class Y                                                                 2002
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   6,394,618         $ 61,427,475
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 1,745,305           16,667,668
----------------------------------------------------------------------------
Shares
repurchased                                  (6,055,973)         (58,053,929)
----------------------------------------------------------------------------
Net increase                                  2,083,950         $ 20,041,214
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class Y                                                                 2001
----------------------------------------------------------------------------
Growth Portfolio                                 Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  23,736,424        $ 260,491,464
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 8,761,761           97,081,542
----------------------------------------------------------------------------
Shares
repurchased                                 (14,332,328)        (154,410,249)
----------------------------------------------------------------------------
Net increase                                 18,165,857        $ 203,162,757
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class A                                                                 2002
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  20,650,174        $ 200,853,477
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 2,815,177           27,488,377
----------------------------------------------------------------------------
Shares
repurchased                                 (27,189,041)        (264,631,520)
----------------------------------------------------------------------------
Net decrease                                 (3,723,690)       $ (36,289,666)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class A                                                                 2001
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  47,433,838        $ 512,194,213
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                18,489,722          199,666,650
----------------------------------------------------------------------------
Shares
repurchased                                 (37,470,442)        (397,097,318)
----------------------------------------------------------------------------
Net increase                                 28,453,118        $ 314,763,545
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class B                                                                 2002
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   3,231,001         $ 31,195,056
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   671,080            6,504,623
----------------------------------------------------------------------------
Shares
repurchased                                  (7,460,754)         (71,907,640)
----------------------------------------------------------------------------
Net decrease                                 (3,558,673)        $(34,207,961)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class B                                                                 2001
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   8,466,111        $  90,395,759
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 6,170,588           66,504,172
----------------------------------------------------------------------------
Shares
repurchased                                 (14,351,668)        (151,167,089)
----------------------------------------------------------------------------
Net increase                                    285,031        $   5,732,842
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class C                                                                 2002
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   1,143,041         $ 10,927,345
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   216,910            2,087,349
----------------------------------------------------------------------------
Shares
repurchased                                  (1,460,623)         (13,942,343)
----------------------------------------------------------------------------
Net decrease                                   (100,672)        $   (927,649)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class C                                                                 2001
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   4,258,987         $ 45,287,467
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 1,627,624           17,398,645
----------------------------------------------------------------------------
Shares
repurchased                                  (3,797,015)         (40,004,660)
----------------------------------------------------------------------------
Net increase                                  2,089,596         $ 22,681,452
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class M                                                                 2002
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     503,556         $  4,893,522
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   109,313            1,064,348
----------------------------------------------------------------------------
Shares
repurchased                                  (1,030,673)          (9,979,595)
----------------------------------------------------------------------------
Net decrease                                   (417,804)        $ (4,021,725)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class M                                                                 2001
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   1,287,968          $13,859,181
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   866,503            9,362,133
----------------------------------------------------------------------------
Shares
repurchased                                  (1,588,761)         (16,920,690)
----------------------------------------------------------------------------
Net increase                                    565,710          $ 6,300,624
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class Y                                                                 2002
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  19,781,775         $192,460,074
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 1,712,265           16,741,872
----------------------------------------------------------------------------
Shares
repurchased                                  (7,974,069)         (77,647,380)
----------------------------------------------------------------------------
Net increase                                 13,519,971         $131,554,566
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class Y                                                                 2001
----------------------------------------------------------------------------
Balanced Portfolio                               Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  34,921,346         $379,903,128
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 8,540,800           90,639,182
----------------------------------------------------------------------------
Shares
repurchased                                 (17,227,693)        (181,364,906)
----------------------------------------------------------------------------
Net increase                                 26,234,453         $289,177,404
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class A                                                                 2002
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  10,330,036         $ 90,387,305
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 3,068,493           26,607,654
----------------------------------------------------------------------------
Shares
repurchased                                  (9,606,478)         (84,194,981)
----------------------------------------------------------------------------
Net increase                                  3,792,051         $ 32,799,978
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class A                                                                 2001
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  40,887,107        $ 379,238,873
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 5,792,549           53,376,934
----------------------------------------------------------------------------
Shares
repurchased                                 (19,130,204)        (179,307,864)
----------------------------------------------------------------------------
Net increase                                 27,549,452        $ 253,307,943
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class B                                                                 2002
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   1,445,058         $ 12,651,152
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   574,063            4,957,328
----------------------------------------------------------------------------
Shares
repurchased                                  (2,558,287)         (22,323,681)
----------------------------------------------------------------------------
Net decrease                                   (539,166)        $ (4,715,201)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class B                                                                 2001
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   3,474,393         $ 32,302,913
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 1,686,183           15,499,150
----------------------------------------------------------------------------
Shares
repurchased                                  (5,007,606)         (46,966,715)
----------------------------------------------------------------------------
Net increase                                    152,970         $    835,348
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class C                                                                 2002
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     693,888          $ 6,031,985
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   191,441            1,649,277
----------------------------------------------------------------------------
Shares
repurchased                                    (814,329)          (7,058,635)
----------------------------------------------------------------------------
Net increase                                     71,000          $   622,627
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class C                                                                 2001
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   1,522,557         $ 14,165,202
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   501,916            4,598,417
----------------------------------------------------------------------------
Shares
repurchased                                  (1,218,541)         (11,330,465)
----------------------------------------------------------------------------
Net increase                                    805,932         $  7,433,154
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class M                                                                 2002
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     192,371          $ 1,677,271
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   104,349              900,277
----------------------------------------------------------------------------
Shares
repurchased                                    (519,560)          (4,500,713)
----------------------------------------------------------------------------
Net decrease                                   (222,840)         $(1,923,165)
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class M                                                                 2001
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                     528,989          $ 4,905,760
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                   309,387            2,842,083
----------------------------------------------------------------------------
Shares
repurchased                                    (775,124)          (7,211,566)
----------------------------------------------------------------------------
Net increase                                     63,252          $   536,277
----------------------------------------------------------------------------

                                                   Six months ended March 31
----------------------------------------------------------------------------
Class Y                                                                 2002
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                   2,920,395         $ 25,537,352
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 1,172,945           10,185,036
----------------------------------------------------------------------------
Shares
repurchased                                  (3,206,109)         (28,030,432)
----------------------------------------------------------------------------
Net increase                                    887,231         $  7,691,956
----------------------------------------------------------------------------

                                                     Year ended September 30
----------------------------------------------------------------------------
Class Y                                                                 2001
----------------------------------------------------------------------------
Conservative
Portfolio                                        Shares               Amount
----------------------------------------------------------------------------
Shares sold                                  11,496,237         $107,582,565
----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                 2,845,706           26,296,959
----------------------------------------------------------------------------
Shares
repurchased                                  (9,271,542)         (86,677,200)
----------------------------------------------------------------------------
Net increase                                  5,070,401         $ 47,202,324
----------------------------------------------------------------------------

Note 5
New accounting pronouncement

As required, effective January 1, 2001, the funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premiums and accrete discounts on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the funds did not amortize premiums and accrete discounts for certain fixed-income securities and characterized as realized gains and losses paydowns on mortgage-backed securities. Adopting these accounting principles will not affect the funds' net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements.


THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Balanced Fund *
Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Century Growth Fund *
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Technology Fund *
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Asia Pacific Growth Fund *
Capital Appreciation Fund
Capital Opportunities Fund
Emerging Markets Fund *
Europe Growth Fund
Global Equity Fund
Global Growth Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Balanced Retirement Fund *
Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
Global Growth and Income Fund *
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund +

INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Governmental Income Trust
High Yield Advantage Fund +
High Yield Trust
High Yield Trust II *
Income Fund
Intermediate U.S. Government
Income Fund
Money Market Fund [SECTION MARK]
Strategic Income Fund *
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund [SECTION MARK]
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK]

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* In anticipation of mergers expected later this year, these funds are closed to new investors.

+ Closed to new investors.

[SECTION MARK] An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jeffrey L. Knight
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

Michael T. Healy
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Asset Allocation Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA060-79288 250/259/264 5/02



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Fund, Growth Portfolio
Supplement to Semiannual Report dated 3/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
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Total return for periods ended 3/31/02

                                                       NAV
6 months                                              13.93%
1 year                                                 1.83
5 years                                               41.53
Annual average                                         7.19
Life of fund (since class A inception, 2/8/94)       112.38
Annual average                                         9.69

Share value:                                           NAV
9/30/01                                               $9.01
3/31/02                                               $9.93
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Distributions:      No.      Income      Capital gains      Total
                     1       $0.322            --          $0.322
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results.
More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
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Putnam Asset Allocation Fund, Balanced Portfolio
Supplement to Semiannual Report dated 3/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/02

                                                          NAV
6 months                                                 10.28%
1 year                                                    3.16
5 years                                                  42.60
Annual average                                            7.36
Life of fund (since class A inception, 2/7/94)          107.67
Annual average                                            9.38

Share value:                                              NAV
9/30/01                                                  $9.21
3/31/02                                                  $9.93
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     2       $0.222            --          $0.222
----------------------------------------------------------------------------
Please note that past performance is not indicative of future results.
More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.


PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam Asset Allocation Fund, Conservative Portfolio
Supplement to Semiannual Report dated 3/31/02

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to clients that meet the eligibility requirements specified in the fund's prospectus for such shares. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, C, and M shares, which are discussed more extensively in the annual report.

SEMIANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return for periods ended 3/31/02

                                                         NAV
6 months                                                 4.61%
1 year                                                   1.68
5 years                                                 35.15
Annual average                                           6.21
Life of fund (since class A inception, 2/7/94)          78.32
Annual average                                           7.36

Share value:                                             NAV
9/30/01                                                 $8.73
3/31/02                                                 $8.71
----------------------------------------------------------------------------
Distributions:      No.      Income      Capital gains      Total
                     6       $0.416           --            $0.416
----------------------------------------------------------------------------

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. Returns shown for class Y shares for periods prior to their inception are derived from the historical performance of class A shares, and are not adjusted to reflect the initial sales charge currently applicable to class A shares. These returns have not been adjusted to reflect differences in operating expenses which, for class Y shares, typically are lower than the operating expenses applicable to class A shares. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.